March 31, 2000

                  EQUITY
                  PORTFOLIOS

                  SEMI-ANNUAL REPORT
                  TO SHAREHOLDERS

                                                           [GRAPHIC OMITTED]
Not FDIC Insured                                                  BLACKROCK
May Lose Value                                                        FUNDS
No Bank Guarantee                 PURE INVESTMENT STYLE [REGISTRATION MARK]

                                 BlackRock Funds

                                EQUITY PORTFOLIOS

* LARGE CAP VALUE  EQUITY            * INTERNATIONAL EQUITY
* LARGE CAP  GROWTH  EQUITY          * INTERNATIONAL SMALL CAP EQUITY
* MID-CAP  VALUE  EQUITY             * INTERNATIONAL EMERGING MARKETS
* MID-CAP  GROWTH  EQUITY            * SELECT EQUITY
* SMALL CAP VALUE  EQUITY            * INDEX EQUITY
* SMALL  CAP  GROWTH  EQUITY         * BALANCED
* MICRO-CAP EQUITY




                                TABLE OF CONTENTS

SHAREHOLDER LETTER............................................................1
PORTFOLIO SUMMARIES
      Large Cap Value Equity..................................................3
      Large Cap Growth Equity.................................................4
      Mid-Cap Value Equity....................................................5
      Mid-Cap Growth Equity...................................................6
      Small Cap Value Equity..................................................7
      Small Cap Growth Equity.................................................8
      Micro-Cap Equity........................................................9
      International Equity...................................................10
      International Small Cap Equity.........................................11
      International Emerging Markets.........................................12
      Select Equity..........................................................13
      Index Equity...........................................................14
      Balanced...............................................................15
      Note On Performance Information........................................16
STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS...........................17-53
      Large Cap Growth Equity Statement of Assets & Liabilities..............21
      Mid-Cap Value Equity Statement of Assets & Liabilities.................24
      Mid-Cap Growth Equity Statement of Assets & Liabilities................27
      Small Cap Value Equity Statement of Assets & Liabilities...............31
      Small Cap Growth Equity Statement of Assets & Liabilities..............34
      International Small Cap Equity Statement of Assets & Liabilites........41
      International Emerging Markets Statement of Assets & Liabilities.......44
      Select Equity Statement of Assets & Liabilities........................47
PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations............................................54-55
      Statements of Changes in Net Assets.................................56-59
      Financial Highlights................................................60-73
NOTES TO FINANCIAL STATEMENTS.............................................74-88
DFA INVESTMENT TRUST COMPANY ANNUAL REPORT...............................89-106

                                 BlackRock Funds

March 31, 2000

DEAR SHAREHOLDER:

      We are pleased to present the Semi-Annual Report for the BlackRock Funds for the six months ending March 31, 2000.

      As the first quarter of the new millennium draws to a close, the economy continues to impress us with its continued strength and resilience -- however we remain concerned about future volatility. Since we last reported to you on Sept 30, 1999 the stock market as measured by the S&P 500 returned 17.51%, the DJIA returned 6.43%, the NASDAQ returned 66.68%, and the Lehman Aggregate Index returned 2.08%.

      What makes this economic strength more notable is that it is taking place under the careful eye of the Federal Reserve which has a strict tightening bias in place. On March 21, 2000 the Fed raised the rate for overnight bank loans another 25 bps to 6% -- the highest rate in 3 years and the fifth straight increase since last June. Historically, rising interest rates tend to discourage the stock market but this didn't happen on March 21. Despite the rise in rates, the DJIA jumped up 227 points and the NASDAQ index rose 101.7!

      This seems to indicate that investors don't believe that small increases in the cost of lending will be enough to stop growth from continuing. Is this positive sentiment well founded?

      It may be. It is clear that the business world is changing and that a major instrument of this change is technology. A key driver in the growth of technology is the Internet. It is still very early in the new economy, but it is clear that major changes are taking place in the way that companies do business, which can have tremendous impact on growth and profitability. One particularly exciting area for investors is the so-called business to business (or B2B) transactions in which the Internet will not only expedite the connections between buyers and sellers but also provide the value- added services that will likely increase the speed, efficiency and cost-effectiveness of these transactions. The Internet can be one of the greatest business productivity tools in history. This is important because as productivity increases, companies can continue to grow without pricing pressure which means inflation can remain in check and the economy can continue to grow.

      While there appears to be plenty of good reason for optimism and excitement, there are also reasons for caution.

      There are several trends in the industry that may indicate that the market is moving up faster and higher than is justified by growth fundamentals alone. For example, many investors are fueling their purchases with borrowed money and margin borrowing is currently at record highs. The investment industry is also paying more than ever before to attract investors. Wall Street advertising increased 95% last year (investment firms paid $1.2 billion to advertise directly to the public last year, three times what they paid for ads 5 years ago). Ten years ago, the average holding period for a NASDAQ stock was 2 years; today its about 5 months.* This may indicate that investors are growing more impatient, which could spell more and greater volatility ahead.

                                 BlackRock Funds

      You don't have to look very hard to see examples of extreme volatility. On March 7, 2000 when the DJIA lost 374 points, market action was precipitated when Procter & Gamble did not make its earnings projections and plunged 31% in one day. This kind of reaction may be extreme but it is certainly not rare. In fact, 9 days later on March 16th, the Dow rebounded and ran up 500 points. The Dow ended the month up 1,126 points up from its low.

      This is a challenging environment for investors because of both the volatility and the continuous media interest in the Internet and the stock market. Never before has the investing public had so much information available to them via television, newspapers, magazines and the Internet. Today investors can tune in televised stock market reports virtually round the clock and are only a keystroke away from market information day or night.

      The danger for investors is that focusing on volatility and news can create a short-term view of investing which is generally not in their best interest. Successful investing is a long term process and while it may be interesting to get your market information as it unfolds, it doesn't have much to do with long-term investing success. In the long run, stocks rise and fall based on their ability to earn money. The ability to generate earnings depends on the strength of a company's business franchise, the skill of its management and other fundamental factors. These factors are all proven long term.

      So, while we are pleased by the unprecedented prosperity we are enjoying, we caution investors to perform a reality check on expectations. Last year four of our funds returned over 100% to shareholders. We are extremely proud of these results but we do not depend on them to continue at the same rate. The challenge for investors is the same in these boom times as it is in lean times: to figure out the mix of assets that make sense for your particular financial situation, decide on a course of action and stay the course -- regardless of short-term volatility.

      BlackRock Funds is proud to be able to offer our shareholders a full range of funds to meet virtually any investment need. We are pleased to announce that later this year we will expand our offerings to include new equity funds concentrating on three potential high growth areas: global science and technology, European markets and Asia Pacific markets.

      Thank you for your continued confidence in BlackRock Funds. We appreciate the opportunity to help you achieve your long-term investment goals.


Sincerely,


/S/:KAREN H. SABATH
Karen H. Sabath
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.

* Source: Business Week , 4/3 issue

                                 BlackRock Funds

                        LARGE CAP VALUE EQUITY PORTFOLIO

TOTAL NET ASSETS (3/31/00):
     $2.2 BILLION

PERFORMANCE BENCHMARK:
     RUSSELL 1000 VALUE INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO BE UNDERVALUED. TYPICALLY, THE MANAGER WILL FOCUS ON STOCKS WITH LOWER THAN AVERAGE PRICE-TO-EARNINGS AND PRICE-TO-BOOK RATIOS AND MARKET CAPITALIZATIONS IN EXCESS OF $10 BILLION. A COMPANY'S EARNINGS TREND AND ITS STOCK'S DIVIDEND GROWTH RATE WILL ALSO BE FACTORS CONSIDERED IN SECURITY SELECTION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o DURING THE PERIOD, THE U.S. EQUITY MARKET FOCUSED ALMOST EXCLUSIVELY ON GROWTH ISSUES; THE MARKET BEGAN TO TURN TOWARD THE TRADITIONAL LARGE-CAP VALUE STOCKS IN THE BEGINNING OF 2000. THE VOLATILITY IN THE EQUITY MARKETS LED TO INVESTORS TURNING TOWARD THE MORE TRADITIONAL U.S. LARGE-CAP COMPANIES.
     o THE PORTFOLIO'S HOLDINGS IN THE FINANCIAL SECTOR CONTINUED TO BE UNDER PRESSURE AS THE FEDERAL RESERVE'S FOCUS ON RAISING INTEREST RATES HAD A NEGATIVE IMPACT ON THE SECTOR. INDUSTRY POSITIONS HAD A POSITIVE NET EFFECT ON THE PORTFOLIO AS THE OVERWEIGHT IN BROKERAGE AND COMPUTER HARDWARE IN ADDITION TO THE UNDERWEIGHT IN BANKS HELPED PERFORMANCE. STOCK SELECTION WAS POSITIVE WITH MORGAN STANLEY, MOTOROLA AND ORACLE ADDING TO PERFORMANCE, WHILE MERCK AND BELL ATLANTIC WERE AMONG THE WORST PERFORMERS.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2000, the Portfolio is actively managed and the composition will vary.


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LARGE CAP VALUE
    EQUITY PORTFOLIO AND RUSSELL 1000 VALUE INDEX FROM INCEPTION AND AT EACH
                             SEMI-ANNUAL PERIOD END.

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         Institutional Class  Service Class    Investor A Class  Investor B Class Investor C Class  Russell 1000 Value Index
4/20/92         $10,000            $10,000         $ 9,550            $10,000         $10,000               $10,000
Jun-92          $ 9,831            $ 9,831         $ 9,388            $ 9,831         $ 9,831               $ 9,842
Sep-92          $ 9,882            $ 9,882         $ 9,437            $ 9,882         $ 9,882               $ 9,899
Dec-92          $10,457            $10,457         $ 9,986            $10,457         $10,457               $10,476
Mar-93          $11,342            $11,342         $10,832            $11,342         $11,342               $11,333
Jun-93          $11,414            $11,414         $10,901            $11,414         $11,414               $11,575
Sep-93          $12,048            $12,042         $11,508            $12,050         $12,050               $12,044
Dec-93          $12,338            $12,327         $11,768            $12,322         $12,322               $11,919
Mar-94          $11,871            $11,853         $11,313            $11,846         $11,846               $11,410
Jun-94          $12,045            $12,021         $11,459            $11,999         $11,999               $11,385
Sep-94          $12,501            $12,466         $11,891            $12,452         $12,452               $11,568
Dec-94          $12,474            $12,432         $11,854            $12,413         $12,413               $11,265
Mar-95          $13,546            $13,494         $12,862            $13,468         $13,468               $12,224
Jun-95          $14,616            $14,549         $13,863            $14,516         $14,516               $13,197
Sep-95          $15,716            $15,633         $14,890            $15,591         $15,591               $14,232
Dec-95          $16,823            $16,722         $15,921            $16,672         $16,672               $15,060
Mar-96          $17,778            $17,659         $16,807            $17,581         $17,581               $15,794
Jun-96          $18,388            $18,253         $17,372            $18,132         $18,132               $15,945
Sep-96          $19,018            $18,864         $17,947            $18,705         $18,705               $16,285
Dec-96          $20,894            $20,698         $19,712            $20,485         $20,485               $17,770
Mar-97          $21,243            $21,044         $20,007            $20,363         $20,363               $18,119
Jun-97          $24,155            $23,900         $22,716            $23,671         $23,671               $20,649
Sep-97          $26,177            $25,883         $24,592            $25,579         $25,579               $22,561
Dec-97          $26,876            $26,554         $25,236            $26,195         $26,195               $23,445
Mar-98          $30,252            $29,905         $28,361            $29,375         $29,375               $26,068
Jun-98          $29,798            $29,417         $27,907            $28,852         $28,852               $26,185
Sep-98          $25,581            $25,237         $23,947            $24,698         $24,698               $23,153
Dec-98          $29,692            $29,273         $27,752            $28,560         $28,560               $26,996
Mar-99          $30,031            $29,583         $28,041            $28,795         $28,795               $27,385
Jun-99          $33,457            $32,917         $31,195            $31,982         $31,982               $30,472
Sep-99          $29,516            $29,033         $27,502            $27,294         $28,138               $27,488
Dec-99          $30,773            $30,266         $28,662            $28,380         $29,258               $28,984
Mar-00          $30,321            $29,779         $28,189            $27,875         $28,737               $29,123


                        FOR PERIOD ENDING MARCH 31, 2000

                           AVERAGE ANNUAL TOTAL RETURN
                                      1 YEAR   3 YEAR    5 YEAR  FROM INCEPTION
                                      ------  -------   -------  --------------
  Institutional Class                 0.97%    12.60%    17.49%       14.98%
  Service Class                       0.65%    12.27%    17.16%       14.71%
  Investor A Class (Load Adjusted)   (3.99)%   10.39%    15.92%       13.93%
  Investor A Class (NAV)              0.54%    12.11%    16.99%       14.59%
  Investor B Class (Load Ajusted)    (4.73)%   10.26%    16.02%       14.12%
  Investor B Class (NAV)             (0.21)%   11.21%    16.24%       14.12%
  Investor C Class (Load Adjusted)   (1.24)%   11.21%    16.24%       14.12%
  Investor C Class (NAV)             (0.21)%   11.21%    16.24%       14.12%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/20/92; INVESTOR A SHARES, 5/2/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 1/18/96; AND INVESTOR C SHARES, 8/16/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BlackRock Funds

                        LARGE CAP GROWTH EQUITY PORTFOLIO

TOTAL NET ASSETS (3/31/00):
     $1.8 BILLION

PERFORMANCE BENCHMARK:
     RUSSELL 1000 GROWTH INDEX

INVESTMENT APPROACH:
      PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS IN EXCESS OF $10 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
      o WHILE THE U.S. ECONOMY REMAINS STRONG, THERE ARE FEW SIGNS OF A SIGNIFICANT INCREASE IN INFLATION. THE MANAGER BELIEVES THAT A NEW DYNAMIC IS AT WORK WITHIN THE U.S. ECONOMY THAT WILL ALLOW FOR STRONGER GDP GROWTH WITHOUT SIGNIFICANT INFLATIONARY PRESSURE.
      o THE MANAGER CONTINUES TO FOCUS ON COMPANIES WELL POSITIONED TO DOMINATE THEIR INDUSTRIES THROUGH THE INNOVATIVE USE OF TECHNOLOGY. SOME OF THE PREFERRED SECTORS ARE TELECOMMUNICATIONS EQUIPMENT STORAGE, DATA STORAGE, SOFTWARE SYSTEMS AND WIRELESS EQUIPMENT SERVICE PROVIDERS.
      o JUNIPER NETWORKS, ORACLE AND TEXAS INSTRUMENTS WERE POSITIVE CONTRIBUTORS TO PERFORMANCE. THE PORTFOLIO REMAINS POSITIONED IN GROWTH STOCKS WITH STRONG MOMENTUM CHARACTERISTICS.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2000, the Portfolio is actively managed and the composition will vary.


 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LARGE CAP GROWTH
   EQUITY PORTFOLIO AND RUSSELL 1000 GROWTH INDEX FROM INCEPTION AND AT EACH
                            SEMI-ANNUAL PERIOD END.

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         Institutional Class   Service Class    Investor A Class   Investor B Class   Investor C Class    Russell 1000 Growth Index
11/1/89         $10,000            $10,000         $ 9,550            $10,000            $10,000               $10,000
Dec-89          $10,825            $10,825         $10,338            $10,825            $10,825               $10,396
Mar-90          $10,493            $10,493         $10,021            $10,493            $10,493               $10,053
Jun-90          $10,987            $10,987         $10,493            $10,987            $10,987               $10,651
Sep-90          $10,040            $10,040         $ 9,589            $10,040            $10,040               $ 9,096
Dec-90          $10,603            $10,603         $10,126            $10,603            $10,603               $ 9,963
Mar-91          $11,397            $11,397         $10,884            $11,397            $11,397               $11,510
Jun-91          $11,304            $11,304         $10,795            $11,304            $11,304               $11,459
Sep-91          $11,993            $11,993         $11,454            $11,993            $11,993               $12,167
Dec-91          $13,361            $13,361         $12,760            $13,361            $13,361               $13,254
Mar-92          $12,389            $12,389         $11,831            $12,389            $12,389               $12,967
Jun-92          $12,455            $12,455         $11,894            $12,455            $12,455               $13,148
Sep-92          $12,581            $12,581         $12,014            $12,581            $12,581               $13,579
Dec-92          $13,228            $13,228         $12,631            $13,228            $13,228               $14,451
Mar-93          $13,473            $13,473         $12,865            $13,473            $13,473               $15,053
Jun-93          $13,912            $13,912         $13,271            $13,912            $13,912               $15,157
Sep-93          $15,371            $15,371         $14,651            $15,371            $15,371               $15,646
Dec-93          $15,039            $15,039         $14,338            $15,039            $15,039               $15,919
Mar-94          $13,859            $13,859         $13,200            $13,859            $13,859               $15,290
Jun-94          $13,001            $13,001         $12,370            $13,001            $13,001               $15,260
Sep-94          $13,657            $13,657         $12,983            $13,657            $13,657               $16,041
Dec-94          $13,525            $13,525         $12,841            $13,525            $13,525               $15,979
Mar-95          $14,755            $14,755         $13,997            $14,755            $14,755               $17,499
Jun-95          $16,075            $16,075         $15,237            $16,075            $16,075               $19,147
Sep-95          $17,737            $17,737         $16,781            $17,737            $17,737               $20,853
Dec-95          $18,183            $18,183         $17,192            $18,183            $18,183               $22,012
Mar-96          $19,333            $19,333         $18,267            $19,333            $19,333               $23,226
Jun-96          $20,471            $20,471         $19,315            $20,447            $20,447               $24,171
Sep-96          $21,048            $21,048         $19,833            $20,954            $20,954               $24,958
Dec-96          $21,884            $21,884         $20,591            $21,727            $21,727               $26,948
Mar-97          $21,746            $21,746         $20,451            $21,521            $21,521               $27,365
Jun-97          $25,867            $25,858         $24,304            $25,534            $25,534               $32,540
Sep-97          $28,140            $28,115         $26,412            $27,697            $27,697               $34,987
Dec-97          $28,104            $28,051         $26,335            $27,567            $27,567               $36,040
Mar-98          $32,837            $32,752         $30,725            $32,162            $32,096               $40,859
Jun-98          $34,918            $34,793         $32,642            $34,169            $34,032               $42,710
Sep-98          $31,451            $31,303         $29,358            $30,732            $30,557               $38,827
Dec-98          $39,716            $39,523         $37,039            $38,771            $38,480               $49,210
Mar-99          $42,850            $42,590         $39,905            $41,774            $41,367               $52,339
Jun-99          $43,643            $43,361         $40,612            $42,442            $42,028               $54,354
Sep-99          $42,604            $42,290         $39,605            $40,062            $40,898               $52,360
Dec-99          $54,214            $53,789         $50,369            $50,822            $51,883               $65,528
Mar-00          $57,391            $56,871         $53,230            $53,628            $54,747               $70,200


                        FOR PERIOD ENDING MARCH 31, 2000

                           AVERAGE ANNUAL TOTAL RETURN
                                     1 YEAR    3 YEAR    5 YEAR   10 YEAR  FROM INCEPTION
                                     ------    ------    ------   -------  ---------------
  Institutional Class                33.94%    38.19%    31.21%   18.52%         18.25%
  Service Class                      33.53%    37.77%    30.82%   18.30%         18.05%
  Investor A Class (Load Adjusted)   27.40%    35.47%    29.43%   17.63%         17.40%
  Investor A Class (NAV)             33.39%    37.56%    30.63%   18.17%         17.92%
  Investor B Class (Load Ajusted)    27.84%    35.88%    29.62%   17.78%         17.55%
  Investor B Class (NAV)             32.34%    36.51%    29.77%   17.78%         17.55%
  Investor C Class (Load Adjusted)   31.34%    36.51%    29.77%   17.78%         17.55%
  Investor C Class (NAV)             32.34%    36.51%    29.77%   17.78%         17.55%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 11/1/89; INVESTOR A SHARES, 3/14/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 1/24/96; AND INVESTOR C SHARES, 1/24/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BlackRock Funds

                         MID-CAP VALUE EQUITY PORTFOLIO

TOTAL NET ASSETS (3/31/00):
     $282.7 MILLION

PERFORMANCE BENCHMARK:
     RUSSELL MIDCAP VALUE INDEX

INVESTMENT APPROACH:
PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO BE UNDERVALUED. TYPICALLY, THE MANAGER WILL FOCUS ON STOCKS WITH LOWER THAN AVERAGE PRICE-TO-EARNINGS AND PRICE-TO-BOOK RATIOS AND MARKET CAPITALIZATIONS GENERALLY BETWEEN $2 BILLION AND $15 BILLION. A COMPANY'S EARNINGS TREND AND ITS STOCK'S DIVIDEND GROWTH RATE WILL ALSO BE FACTORS CONSIDERED IN SECURITY SELECTION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o THE PERIOD PROVED TO BE DIFFICULT FOR THE MID-CAP VALUE MARKETS AS RISING INTEREST RATES AND UNCERTAINTY OVER THE FUTURE DIRECTION OF INTEREST RATES HAMPERED THE SECTOR. ONLY THE TECHNOLOGY SECTOR MANAGED TO OVERCOME THE NEGATIVE IMPLICATIONS FROM INTEREST RATE UNCERTAINTY.
     o THE PORTFOLIO'S INDUSTRY SELECTION IN TECHNOLOGY HARDWARE HAS HELPED PERFORMANCE, AND THE TECHNOLOGY/TELECOM SECTORS CONTINUE TO BE THE BEST PERFORMING SECTOR IN THE FIRST QUARTER OF 2000. THE BIGGEST NEGATIVE SECTOR RETURNS WERE IN THE TRADITIONAL VALUE SECTORS, SUCH AS INSURANCE, BANKING AND HEALTH SERVICES, IN WHICH THE PORTFOLIO HAD UNDERWEIGHT POSITIONS. TECHNOLOGY, TELECOM AND BASIC MATERIALS WILL BE IMPORTANT SECTORS GOING FORWARD. SOME OF THE BEST PERFORMING STOCKS WERE PECO ENERGY, MCLEODUSA, AND EDISON INTERNATIONAL.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2000, the Portfolio is actively managed and the composition will vary.

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MID-CAP VALUE EQUITY PORTFOLIO AND THE RUSSELL MID CAP VALUE INDEX FROM INCEPTION AND AT EACH
                                  QUARTER-END.

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     Institutional Class  Service Class    Investor A Class  Investor B Class Investor C Class  Russell Mid Cap Value Index
12/27/96     $10,000        $10,000            $ 9,550            $10,000         $10,000                $10,000
Mar-97       $10,084        $10,071            $ 9,617            $10,065         $10,065                $10,170
Jun-97       $11,383        $11,363            $10,838            $11,328         $11,328                $11,450
Sep-97       $12,910        $12,881            $12,273            $12,823         $12,823                $12,910
Dec-97       $12,856        $12,819            $12,218            $12,741         $12,741                $13,436
Mar-98       $14,288        $14,240            $13,558            $14,126         $14,126                $14,778
Jun-98       $13,475        $13,418            $12,765            $13,269         $13,269                $14,398
Sep-98       $11,144        $11,086            $10,548            $10,944         $10,944                $12,433
Dec-98       $12,670        $12,588            $11,971            $12,401         $12,401                $14,119
Mar-99       $11,997        $11,908            $11,328            $11,709         $11,709                $13,680
Jun-99       $13,480        $13,372            $12,717            $13,114         $13,114                $15,209
Sep-99       $12,001        $11,893            $11,300            $11,229         $11,636                $13,591
Dec-99       $12,812        $12,688            $12,065            $11,953         $12,387                $14,104
Mar-00       $13,180        $13,029            $12,392            $12,259         $12,704                $14,246

                        FOR PERIOD ENDING MARCH 31, 2000

                           AVERAGE ANNUAL TOTAL RETURN
                                     1 YEAR      3 YEAR     FROM INCEPTION
                                    -------     --------    ---------------
  Institutional Class               9.86%        9.33%           8.83%
  Service Class                     9.50%        8.99%           8.48%
  Investor A Class (Load Adjusted)  4.34%        7.14%           6.77%
  Investor A Class (NAV)            9.30%        8.79%           8.29%
  Investor B Class (Load Ajusted)   4.00%        7.06%           6.83%
  Investor B Class (NAV)            8.50%        8.07%           7.61%
  Investor C Class (Load Adjusted)  7.50%        8.07%           7.61%
  Investor C Class (NAV)            8.50%        8.07%           7.61%

THE  INCEPTION  DATE OF THE  PORTFOLIO'S  INSTITUTIONAL,  SERVICE,  INVESTOR  A,
INVESTOR B AND INVESTOR C SHARES WAS 12/27/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BlackRock Funds

                         MID-CAP GROWTH EQUITY PORTFOLIO

TOTAL NET ASSETS (3/31/00):
     $881.5 MILLION

PERFORMANCE BENCHMARK:
     RUSSELL MIDCAP GROWTH INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS GENERALLY BETWEEN $2 BILLION AND $15 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o MID-CAP TECHNOLOGY ORIENTED STOCKS HAD A STRONG YEAR IN 1999, AS INTERNET, TELECOMMUNICATIONS AND SEMICONDUCTOR STOCKS WERE AMONG THE YEAR'S BEST PERFORMERS. SEVERAL OF THE COMPANIES THAT HAVE EMBRACED THE INTERNET AND ARE HARVESTING THE ASSOCIATED BENEFITS ARE YOUNGER, MORE AGILE FIRMS THAT FIT THE MID-CAP DEFINITION.
     o THE WIRELESS SERVICES SECTOR, WHICH CONTRIBUTED MEANINGFULLY IN 1999, EXPERIENCED A SHARP PULLBACK IN THE FIRST FEW DAYS OF 2000, AND BECAUSE THE PORTFOLIO WAS OVERWEIGHT IN THAT SECTOR, IT AFFECTED PERFORMANCE NEGATIVELY. SCIENCE AND TECHNOLOGY CONTINUE TO BE THE KEY DRIVERS OF THE PORTFOLIO'S PERFORMANCE WITH ELECTRONIC TECHNOLOGY, TECHNOLOGY SERVICES AND HEALTH TECHNOLOGY CONTRIBUTING STRONGLY. NETWORK APPLIANCE AND HUMAN GENOME SCIENCES HELPED CONTRIBUTE TO THE POSITIVE PERFORMANCE OF THE PORTFOLIO.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2000, the Portfolio is actively managed and the composition will vary.

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MID-CAP GROWTH EQUITY PORTFOLIO AND THE RUSSELL MID CAP GROWTH INDEX FROM INCEPTION AND AT EACH
                                  QUARTER-END.

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   Institutional Class  Service Class    Investor A Class  Investor B Class Investor C Class  Russell Mid Cap Growth Index
12/27/96 $10,000         $10,000            $ 9,550            $10,000         $10,000               $10,000
Mar-97   $ 8,894         $ 8,930            $ 8,519            $ 8,920         $ 8,920               $ 9,635
Jun-97   $10,528         $10,550            $10,066            $10,530         $10,530               $11,053
Sep-97   $12,151         $12,170            $11,594            $12,110         $12,110               $12,600
Dec-97   $11,474         $11,480            $10,944            $11,400         $11,400               $12,253
Mar-98   $12,911         $12,913            $12,293            $12,782         $12,782               $13,741
Jun-98   $13,081         $13,074            $12,446            $12,913         $12,913               $13,732
Sep-98   $11,173         $11,158            $10,615            $10,997         $10,997               $11,439
Dec-98   $14,036         $14,003            $13,313            $13,771         $13,771               $14,468
Mar-99   $15,986         $15,940            $15,153            $15,649         $15,649               $14,963
Jun-99   $17,986         $17,927            $17,021            $17,556         $17,556               $16,522
Sep-99   $19,213         $19,128            $18,158            $18,033         $18,687               $15,694
Dec-99   $31,028         $30,867            $29,298            $29,038         $30,091               $21,891
Mar-00   $37,718         $37,495            $35,574            $35,197         $36,477               $26,514


                        FOR PERIOD ENDING MARCH 31, 2000

                           AVERAGE ANNUAL TOTAL RETURN
                                      1 YEAR     3 YEAR   FROM INCEPTION
                                      ----------------------------------
  Institutional Class                135.94%    61.86%        50.43%
  Service Class                      135.22%    61.32%        49.97%
  Investor A Class (Load Adjusted)   124.23%    58.59%        47.59%
  Investor A Class (NAV)             134.77%    61.05%        49.68%
  Investor B Class (Load Ajusted)    128.56%    59.44%        48.33%
  Investor B Class (NAV)             133.06%    59.90%        48.70%
  Investor C Class (Load Adjusted)   131.43%    59.76%        48.58%
  Investor C Class (NAV)             132.43%    59.76%        48.58%

THE  INCEPTION  DATE OF THE  PORTFOLIO'S  INSTITUTIONAL,  SERVICE,  INVESTOR  A,
INVESTOR B AND INVESTOR C SHARES WAS 12/27/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.


              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BlackRock Funds

                        SMALL CAP VALUE EQUITY PORTFOLIO

TOTAL NET ASSETS (3/31/00):
     $591.1 MILLION

PERFORMANCE BENCHMARK:
     RUSSELL 2000 VALUE INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO BE UNDERVALUED. TYPICALLY, THE MANAGER WILL FOCUS ON STOCKS WITH LOWER THAN AVERAGE PRICE-TO-EARNINGS AND PRICE-TO-BOOK RATIOS AND MARKET CAPITALIZATIONS LESS THAN $2 BILLION. A COMPANY'S EARNINGS TREND AND ITS STOCK'S DIVIDEND GROWTH RATE WILL ALSO BE FACTORS CONSIDERED IN SECURITY SELECTION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o RISING INTEREST RATES AND UNCERTAINTY OVER THE FUTURE DIRECTION OF RATES TOOK AWAY FROM POTENTIAL STOCK PERFORMANCE IN THE SMALL CAP VALUE MARKET, PARTICULARLY IN THE FINANCIAL SECTOR. TECHNOLOGY, TELECOMMUNICATIONS AND HEALTH CARE WERE THE ONLY SECTORS WITH POSITIVE RETURNS DURING THE FOURTH QUARTER. THE MARKET FOCUSED ALMOST EXCLUSIVELY ON COMPANIES OPERATING IN THE INTERNET SECTOR, PRIMARILY IN E-COMMERCE AND INTERNET INFRASTRUCTURE.
     o THE PORTFOLIO OUTPERFORMED THE RUSSELL 2000 VALUE BENCHMARK IN THE FOURTH QUARTER BECAUSE OF HEAVY WEIGHTINGS IN TECHNOLOGY AND TELECOM AND UNDERWEIGHTS IN FINANCE AND UTILITIES. ALSO CRITICAL WAS HAVING SUFFICIENT ALLOCATION TO THE BIOTECH SECTOR, WHICH IS NOW THE LARGEST WEIGHT IN THE RUSSELL VALUE BENCHMARK. AFTER INITIAL WEAKNESS IN THE BEGINNING OF 2000, THE TECHNOLOGY, TELECOM AND BIOTECH SECTORS CONTINUE TO LEAD THE GROWTH IN THE SMALL CAP SECTOR. PE CELERA, AUDIOVOX AND PROVINCE HEALTHCARE HAD THE MOST POSITIVE IMPACT ON THE PORTFOLIO.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2000, the Portfolio is actively managed and the composition will vary.


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SMALL CAP VALUE EQUITY PORTFOLIO AND THE RUSSELL 2000 VALUE INDEX FROM INCEPTION AND AT EACH
                            SEMI-ANNUAL PERIOD END.

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     Institutional Class   Service Class    Investor A Class  Investor B Class Investor C Class  Russell 2000 Value Index
4/13/92    $10,000            $10,000            $ 9,550          $10,000           $10,000              $10,000
Jun-92     $ 9,680            $ 9,680            $ 9,244          $ 9,680           $ 9,680              $ 9,657
Sep-92     $10,151            $10,151            $ 9,694          $10,151           $10,151              $ 9,933
Dec-92     $11,686            $11,686            $11,160          $11,686           $11,686              $11,416
Mar-93     $12,412            $12,412            $11,854          $12,412           $12,412              $11,903
Jun-93     $12,251            $12,251            $11,699          $12,251           $12,251              $12,162
Sep-93     $13,233            $13,232            $12,637          $13,232           $13,232              $13,225
Dec-93     $13,866            $13,856            $13,228          $13,851           $13,851              $13,596
Mar-94     $13,608            $13,599            $12,973          $13,584           $13,584              $13,236
Jun-94     $13,349            $13,322            $12,707          $13,306           $13,306              $12,720
Sep-94     $14,061            $14,022            $13,378          $14,009           $14,009              $13,603
Dec-94     $13,800            $13,768            $13,125          $13,733           $13,733              $13,350
Mar-95     $14,256            $14,212            $13,548          $14,154           $14,154              $13,965
Jun-95     $15,085            $15,028            $14,311          $14,933           $14,933              $15,274
Sep-95     $16,513            $16,428            $15,644          $16,297           $16,297              $16,783
Dec-95     $16,994            $16,898            $16,091          $16,732           $16,732              $17,147
Mar-96     $17,903            $17,797            $16,923          $17,583           $17,583              $18,023
Jun-96     $18,519            $18,383            $17,474          $18,123           $18,123              $18,925
Sep-96     $18,599            $18,449            $17,530          $18,146           $18,146              $18,991
Dec-96     $20,369            $20,203            $19,203          $19,829           $19,829              $19,979
Mar-97     $20,206            $20,015            $19,016          $19,210           $19,210              $18,946
Jun-97     $24,603            $24,362            $23,139          $23,325           $23,325              $21,805
Sep-97     $30,016            $29,686            $28,184          $28,370           $28,370              $24,616
Dec-97     $30,280            $29,911            $28,392          $28,534           $28,534              $25,030
Mar-98     $32,657            $32,241            $30,578          $30,677           $30,677              $27,120
Jun-98     $30,942            $30,507            $28,939          $28,966           $28,966              $26,141
Sep-98     $24,902            $24,540            $23,270          $23,239           $23,239              $21,467
Dec-98     $28,396            $27,965            $26,512          $26,425           $26,425              $23,414
Mar-99     $24,225            $23,835            $22,572          $22,483           $22,483              $21,145
Jun-99     $28,416            $27,939            $26,445          $26,280           $26,280              $24,644
Sep-99     $26,202            $25,738            $24,369          $23,671           $24,154              $22,715
Dec-99     $27,020            $26,525            $25,098          $24,334           $24,830              $23,062
Mar-00     $27,700            $27,167            $25,695          $24,879           $25,404              $23,941


                        FOR PERIOD ENDING MARCH 31, 2000

                           AVERAGE ANNUAL TOTAL RETURN
                                     1 YEAR   3 YEAR   5 YEAR  FROM INCEPTION
                                     ------  -------  -------  --------------
  Institutional Class                14.34%    7.77%   12.15%       12.34%
  Service Class                      13.98%    7.43%   11.79%       12.07%
  Investor A Class (Load Adjusted)    8.73%    5.64%   10.60%       11.29%
  Investor A Class (NAV)             13.83%    7.26%   11.62%       11.93%
  Investor B Class (Load Ajusted)     8.41%    5.42%   10.55%       11.40%
  Investor B Class (NAV)             12.91%    6.46%   10.81%       11.40%
  Investor C Class (Load Adjusted)   11.99%    6.48%   10.83%       11.41%
  Investor C Class (NAV)             12.99%    6.48%   10.83%       11.41%

     THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/13/92; INVESTOR A SHARES, 6/2/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/3/94; AND INVESTOR C SHARES, 10/1/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BlackRock Funds

                        SMALL CAP GROWTH EQUITY PORTFOLIO

TOTAL NET ASSETS (3/31/00):
     $3.1 BILLION

PERFORMANCE BENCHMARK:
     RUSSELL 2000 GROWTH INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS LESS THAN $2 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o INCREASING INVESTOR APPETITE FOR TELECOMMUNICATIONS, BUSINESS TO BUSINESS E-COMMERCE, INTERNET-ENABLING TECHNOLOGY COMPANIES AND OTHER TECHNOLOGY RELATED ISSUES DROVE THE MARKET DURING THE PERIOD. OVER THE PAST MONTHS INVESTORS HAVE SHIFTED ASSETS TOWARD SMALL CAP STOCKS, BUT MARKET LEADERSHIP HAS BEEN CONCENTRATED IN TECHNOLOGY. A BROADENING OF MARKET LEADERSHIP INTO OTHER SECTORS SUCH AS SERVICES, HEALTHCARE AND RETAIL WOULD HELP TO SUSTAIN THE PERFORMANCE OF THE GROUP.
     o SCIENCE AND TECHNOLOGY, ESPECIALLY ELECTRONIC TECHNOLOGY AND HEALTH TECHNOLOGY, HAVE BEEN THE KEY DRIVERS OF THE PORTFOLIO'S PERFORMANCE. MILLENIUM, SDL, INC., QLOGIC AND ALKERMES ARE REPRESENTATIVE OF STOCKS HELD IN THE PORTFOLIO IN THESE SECTORS. UNDERWEIGHTING IN RETAIL TRADE AND CONSUMER SERVICES HELPED THE PERFORMANCE OF THE PORTFOLIO ALSO.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2000, the Portfolio is actively managed and the composition will vary.


 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SMALL CAP GROWTH EQUITY PORTFOLIO AND THE RUSSELL 2000 GROWTH INDEX FROM INCEPTION AND AT EACH
                            SEMI-ANNUAL PERIOD END.

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   Institutional Class  Service Class    Investor A Class  Investor B Class Investor C Class  Russell 2000 Growth Index
9/14/93     $10,000         $10,000         $ 9,550            $10,000         $10,000               $10,000
Sep-93      $10,470         $10,470         $ 9,956            $10,470         $10,470               $10,141
Dec-93      $10,379         $10,374         $ 9,904            $10,371         $10,371               $10,407
Mar-94      $ 9,858         $ 9,854         $ 9,398            $ 9,841         $ 9,841               $ 9,984
Jun-94      $ 9,169         $ 9,143         $ 8,729            $ 9,141         $ 9,141               $ 9,357
Sep-94      $10,170         $10,144         $ 9,666            $10,121         $10,121               $10,231
Dec-94      $10,990         $10,955         $10,439            $10,931         $10,931               $10,155
Mar-95      $11,672         $11,635         $11,079            $11,601         $11,601               $10,711
Jun-95      $13,195         $13,146         $12,512            $13,101         $13,101               $11,773
Sep-95      $15,100         $15,026         $14,307            $14,981         $14,981               $13,111
Dec-95      $16,213         $16,066         $15,282            $16,002         $16,002               $13,304
Mar-96      $18,291         $18,107         $17,221            $17,993         $17,993               $14,069
Jun-96      $20,941         $20,719         $19,695            $20,534         $20,534               $14,891
Sep-96      $22,025         $21,809         $20,717            $21,535         $21,535               $14,763
Dec-96      $21,332         $21,110         $20,040            $20,784         $20,784               $14,803
Mar-97      $17,182         $16,989         $16,114            $16,190         $16,190               $13,240
Jun-97      $20,921         $20,678         $19,608            $20,267         $20,267               $15,564
Sep-97      $25,524         $25,197         $23,883            $24,650         $24,650               $18,197
Dec-97      $23,293         $22,964         $21,772            $22,449         $22,449               $16,705
Mar-98      $25,534         $25,153         $23,829            $24,528         $24,528               $18,689
Jun-98      $24,566         $24,177         $22,909            $23,517         $23,517               $17,615
Sep-98      $19,923         $19,552         $18,554            $19,006         $19,006               $13,676
Dec-98      $25,009         $24,516         $23,256            $23,788         $23,788               $16,909
Mar-99      $25,692         $25,173         $23,884            $24,369         $24,369               $16,625
Jun-99      $26,841         $26,273         $24,923            $25,380         $25,380               $19,077
Sep-99      $28,878         $28,257         $26,787            $26,416         $27,233               $18,139
Dec-99      $43,132         $42,170         $39,974            $39,341         $40,558               $24,195
Mar-00      $51,901         $50,693         $48,041            $47,194         $48,670               $26,443


                        FOR PERIOD ENDING MARCH 31, 2000

                           AVERAGE ANNUAL TOTAL RETURN
                                     1 YEAR    3 YEAR    5 YEAR   FROM INCEPTION
                                     -------------------------------------------
  Institutional Class               102.01%    44.56%    34.78%        28.61%
  Service Class                     101.38%    43.97%    34.23%        28.14%
  Investor A Class (Load Adjusted)   92.08%    41.73%    32.87%        27.09%
  Investor A Class (NAV)            101.14%    43.93%    34.10%        27.99%
  Investor B Class (Load Ajusted)    95.15%    42.27%    33.08%        27.34%
  Investor B Class (NAV)             99.65%    42.84%    33.21%        27.34%
  Investor C Class (Load Adjusted)   98.65%    42.84%    33.20%        27.34%
  Investor C Class (NAV)             99.65%    42.84%    33.20%        27.34%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 9/14/93; SERVICE AND INVESTOR A SHARES, 9/15/93; INVESTOR B SHARES, 1/18/96; AND INVESTOR C SHARES, 9/6/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BlackRock Funds

                           MICRO-CAP EQUITY PORTFOLIO

TOTAL NET ASSETS (3/31/00):
     $751.5 MILLION

PERFORMANCE BENCHMARK:
     WILSHIRE QUANTUM MICRO CAP INDEX

INVESTMENT APPROACH:

     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE FAVORABLE AND ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS BETWEEN $25 MILLION AND $500 MILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o THE PORTFOLIO CONTINUES TO SIGNIFICANTLY OUTPERFORM ITS BENCHMARK. GROWTH IN THE MICRO-CAP SECTOR HAS PRIMARILY RESULTED FROM TECHNOLOGY COMPANIES THAT ARE FOCUSED ON THE FASTEST-GROWING SECTORS OF THE ECONOMY.
     o AT ONE END OF THE SPECTRUM ARE COMPANIES DESIGNING AND MANUFACTURING THE COMPONENTS AND SOFTWARE THAT COMPRISE THE EQUIPMENT AT THE HEART OF THE INTERNET, AND AT THE OTHER END ARE CONSULTING COMPANIES THAT ARE HELPING THE MORE TRADITIONAL COMPANIES PLAN AND IMPLEMENT E-BUSINESS STRATEGIES. OTHER SECTORS SHOWING STRENGTH ARE BIOTECHNOLOGY AND TELECOMMUNICATIONS.
     o SCIENCE AND TECHNOLOGY, ESPECIALLY ELECTRONIC TECHNOLOGY AND HEALTH TECHNOLOGY, HAVE BEEN THE KEY DRIVERS OF THE PORTFOLIO'S PERFORMANCE. NORTHEAST OPTIC, TRIMERIS, VIRATA AND MYRIAD GENETICS ARE REPRESENTATIVE OF STOCKS HELD IN THE PORTFOLIO IN THESE SECTORS. UNDERWEIGHTING IN RETAIL TRADE HELPED THE PERFORMANCE OF THE PORTFOLIO ALSO.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2000, the Portfolio is actively managed and the composition will vary.


 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MICRO-CAP EQUITY
     PORTFOLIO AND THE WILSHIRE MICRO CAP INDEX FROM INCEPTION AND AT EACH
                                  QUARTER-END.

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       Institutional Class  Service Class    Investor A Class  Investor B Class Investor C Class  Wilshire Micro Cap
5/1/98      $10,000            $10,000            $ 9,550            $10,000         $10,000            $10,000
May-98      $10,570            $10,570            $10,042            $10,570         $10,570            $ 9,506
Jun-98      $10,951            $10,951            $10,403            $10,951         $10,951            $ 9,461
Jul-98      $10,861            $10,861            $10,318            $10,861         $10,861            $ 8,860
Aug-98      $ 8,710            $ 8,710            $ 8,275            $ 8,701         $ 8,701            $ 6,995
Sep-98      $ 9,391            $ 9,391            $ 8,911            $ 9,370         $ 9,370            $ 7,251
Oct-98      $ 9,051            $ 9,051            $ 8,589            $ 9,020         $ 9,020            $ 7,404
Nov-98      $10,960            $10,950            $10,394            $10,910         $10,910            $ 7,974
Dec-98      $13,031            $13,010            $12,351            $12,960         $12,960            $ 9,017
Jan-99      $13,880            $13,860            $13,159            $13,789         $13,789            $ 9,431
Feb-99      $13,131            $13,110            $12,446            $13,039         $13,039            $ 8,785
Mar-99      $15,880            $15,850            $15,039            $15,739         $15,582            $ 8,308
Apr-99      $16,700            $16,660            $15,809            $16,539         $16,373            $ 8,573
May-99      $17,061            $17,020            $16,151            $16,889         $16,721            $ 8,783
Jun-99      $20,950            $20,811            $19,819            $20,710         $20,503            $ 9,495
Jul-99      $21,520            $21,379            $20,350            $21,261         $21,048            $ 9,588
Aug-99      $23,799            $23,630            $22,497            $23,480         $23,246            $ 9,298
Sep-99      $24,730            $24,547            $23,372            $23,404         $24,136            $ 9,178
Dec-00      $41,897            $41,558            $39,536            $39,533         $40,768            $11,695
Mar-00      $55,262            $54,777            $52,092            $51,977         $53,606            $14,118

                        FOR PERIOD ENDING MARCH 31, 2000

                           AVERAGE ANNUAL TOTAL RETURN
                                            1 YEAR           FROM INCEPTION
                                            -------          --------------
  Institutional Class                       247.99%             143.68%
  Service Class                             246.90%             143.05%
  Investor A Class (Load Adjusted)          229.11%             136.25%
  Investor A Class (NAV)                    246.37%             142.69%
  Investor B Class (Load Ajusted)           239.49%             140.18%
  Investor B Class (NAV)                    243.99%             141.11%
  Investor C Class (Load Adjusted)          242.92%             141.08%
  Investor C Class (NAV)                    243.92%             141.08%

THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS:
INSTITUTIONAL, SERVICE, INVESTOR A, INVESTOR B, AND INVESTOR C SHARES WAS 5/1/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BlackRock Funds

                         INTERNATIONAL EQUITY PORTFOLIO

TOTAL NET ASSETS (3/31/00):
     $1.4 BILLION

PERFORMANCE BENCHMARK:
     MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA AND FAR EAST INDEX ("EAFE").

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN NON-DOLLAR DENOMINATED STOCKS OF ISSUERS IN COUNTRIES INCLUDED IN THE EAFE INDEX. WITHIN THIS UNIVERSE, A VALUE STYLE OF INVESTING IS EMPLOYED TO SELECT STOCKS WHICH THE MANAGER BELIEVES ARE UNDERVALUED.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o INTERNATIONAL EQUITY MARKETS GENERALLY TURNED IN A STRONG PERFORMANCE OVER THE SIX MONTHS ENDED MARCH 31, 2000 AS MEASURED BY THE EAFE INDEX RETURN OF 16.96%.
     o THE KEY TREND OVER THE PERIOD WAS INVESTOR FOCUS ON THE TECHNOLOGY, TELECOM AND MEDIA SECTORS. THESE STOCKS WERE VERY STRONG IN THE YEAR-END RALLY, AND THIS STRENGTH CONTINUED UNTIL THE END OF MARCH, WHEN PROFIT-TAKING IN THE NASDAQ STARTED TO IMPACT OVERSEAS STOCKS.
     o PORTFOLIO ACTIVITY OVER THE SIX MONTH PERIOD WAS CONCENTRATED ON CONTINENTAL EUROPEAN EQUITIES, PARTICULARLY IN THE TECHNOLOGY AND MEDIA SECTORS, WITH POSITIONS IN SAP (SOFTWARE), ELSEVIER (MEDIA/PUBLISHING), AND GRANADA (MEDIA/TV/LEISURE). THE PORTFOLIO ALREADY HAD HEAVY EXPOSURE TO TELECOM STOCKS THROUGH ITS POSITIONS IN VODAFONE AND MANNESMANN IN THE CELLULAR SECTOR. TOWARDS THE END OF THE PERIOD, MANNESMANN WAS ACTUALLY TAKEN OVER BY VODAFONE IN GERMANY'S LARGEST SUCCESSFUL HOSTILE BID.
     o THE PORTFOLIO'S EXPOSURE TO ASIA WAS REDUCED DURING THE SEMI-ANNUAL PERIOD, AS WE SOLD AUSTRALIAN HOLDINGS COMPLETELY AND REDUCED OUR EXPOSURE TO JAPANESE CYCLICAL COMPANIES.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2000, the Portfolio is actively managed and the composition will vary.


   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERNATIONAL EQUITY PORTFOLIO AND THE EAFE INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL
                                  PERIOD END.

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     Institutional Class   Service Class    Investor A Class  Investor B Class Investor C Class  MSCI EAFE Index
4/27/92     $10,000            $10,000         $ 9,500            $10,000            $10,000         $10,000
Jun-92      $10,429            $10,429         $ 9,908            $10,430            $10,430         $ 9,529
Sep-92      $ 9,938            $ 9,938         $ 9,442            $ 9,939            $ 9,939         $ 9,682
Dec-92      $ 9,816            $ 9,816         $ 9,327            $ 9,817            $ 9,817         $ 9,317
Mar-93      $10,962            $10,962         $10,415            $10,963            $10,963         $10,443
Jun-93      $11,602            $11,602         $11,024            $11,604            $11,604         $11,502
Sep-93      $12,692            $12,692         $12,058            $12,693            $12,693         $12,273
Dec-93      $13,435            $13,423         $12,747            $13,418            $13,418         $12,386
Mar-94      $13,591            $13,569         $12,886            $13,564            $13,564         $12,827
Jun-94      $13,643            $13,621         $12,916            $13,596            $13,596         $13,492
Sep-94      $14,050            $14,007         $13,293            $13,992            $13,992         $13,513
Dec-94      $13,468            $13,428         $12,732            $13,392            $13,392         $13,385
Mar-95      $13,371            $13,332         $12,630            $13,263            $13,263         $13,644
Jun-95      $13,854            $13,796         $13,069            $13,692            $13,692         $13,753
Sep-95      $14,394            $14,318         $13,560            $14,185            $14,185         $14,337
Dec-95      $14,807            $14,730         $13,954            $14,580            $14,580         $14,929
Mar-96      $15,165            $15,076         $14,271            $14,877            $14,877         $15,371
Jun-96      $15,849            $15,733         $14,893            $15,496            $15,496         $15,625
Sep-96      $15,548            $15,422         $14,587            $15,152            $15,152         $15,616
Dec-96      $16,070            $15,929         $15,068            $15,626            $15,626         $15,876
Mar-97      $15,960            $15,795         $14,942            $15,470            $15,470         $15,638
Jun-97      $17,699            $17,501         $16,530            $17,095            $17,095         $17,679
Sep-97      $17,869            $17,658         $16,679            $17,215            $17,215         $17,566
Dec-97      $16,914            $16,698         $15,758            $16,245            $16,245         $16,201
Mar-98      $19,350            $19,085         $18,010            $18,530            $18,530         $18,596
Jun-98      $19,487            $19,198         $18,093            $18,591            $18,591         $18,806
Sep-98      $16,611            $16,363         $15,419            $15,806            $15,806         $16,145
Dec-98      $19,525            $19,219         $18,124            $18,521            $18,521         $19,495
Mar-99      $19,819            $19,498         $18,361            $18,740            $18,740         $19,779
Jun-99      $20,668            $20,333         $19,110            $18,816            $19,501         $20,296
Sep-99      $21,337            $20,969         $19,710            $18,976            $20,068         $21,201
Dec-99      $25,569            $25,102         $23,585            $22,675            $23,979         $24,816
Mar-00      $24,479            $24,010         $22,557            $21,643            $22,872         $24,793


                        FOR PERIOD ENDING MARCH 31, 2000

                           AVERAGE ANNUAL TOTAL RETURN
                                    1 YEAR     3 YEAR    5 YEAR  FROM INCEPTION
                                    -------------------------------------------
  Institutional Class               23.65%    15.35%    12.88%        11.96%
  Service Class                     23.14%    14.98%    12.49%        11.67%
  Investor A Class (Load Adjusted)  16.74%    12.77%    11.16%        10.80%
  Investor A Class (NAV)            22.85%    14.72%    12.30%        11.52%
  Investor B Class (Load Ajusted)   17.64%    13.05%    11.28%        11.00%
  Investor B Class (NAV)            22.14%    13.96%    11.54%        11.00%
  Investor C Class (Load Adjusted)  21.06%    13.93%    11.52%        10.99%
  Investor C Class (NAV)            22.06%    13.93%    11.52%        10.99%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/27/92; INVESTOR A SHARES, 6/2/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/3/94; AND INVESTOR C SHARES, 12/5/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BlackRock Funds

                    INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

TOTAL NET ASSETS (3/31/00):
     $259.6 MILLION

PERFORMANCE BENCHMARK:
     SALOMON BROTHERS EXTENDED MARKETS WORLD EX-U.S. INDEX (EMW INDEX)

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN NON-DOLLAR DENOMINATED STOCKS OF SMALL CAP COMPANIES IN COUNTRIES INCLUDED IN THE EMW INDEX, WHICH THE MANAGER BELIEVES WILL APPRECIATE. THE PORTFOLIO MAY ALSO INVEST UP TO 20% OF ITS ASSETS IN STOCKS FROM EMERGING MARKET COUNTRIES. THE STOCKS IN THE PORTFOLIO WILL GENERALLY HAVE A MARKET CAPITALIZATION BELOW $5 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o INVESTORS WERE ALMOST SINGLE-MINDEDLY FOCUSED ON GROWTH- PARTICULARLY ELECTRONIC TECHNOLOGY, SOFTWARE, DATA AND TELECOMMUNICATIONS SERVICES, COMMERCIAL SERVICES AND BIOTECHNOLOGY. THE INTERNET WAS THE MAJOR THEME FOR ALL OF 1999, AND CONTINUES TO BE SO INTO 2000.
     o THE MANAGERS ARE VERY POSITIVE ON THE OUTLOOK FOR INTERNATIONAL SMALL-GROWTH COMPANIES FOR 2000. CAPITAL MARKET STRUCTURES AROUND THE GLOBE INCREASINGLY REFLECT THOSE OF THE U.S. AND UK. THE EURO IS FACILITATING CROSS-BORDER MERGERS IN EUROPE. ACCESS TO RISK CAPITAL IS MORE FREELY AVAILABLE TO EARLY-STAGE COMPANIES. MORE EFFICIENT ALLOCATION OF LABOR AND CAPITAL, COINCIDING WITH THE INTERNET WAVE, BODES WELL FOR EMERGING-GROWTH INVESTMENT OPPORTUNITIES WORLDWIDE.
     o HOLDINGS IN ELECTRONIC TECHNOLOGY SUCH AS RESEARCH IN MOTION AND CHARTERED SEMI-CONDUCTOR, AND IN THE TECHNOLOGY SERVICES SECTOR SUCH AS AUTONOMY CORP. AND TERRA NETWORKS CONTRIBUTED POSITIVELY TO PERFORMANCE. UNDERWEIGHTS IN DOWN SECTORS ALSO CONTRIBUTED TO PERFORMANCE, SPECIFICALLY IN THE FINANCE SECTOR.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2000, the Portfolio is actively managed and the composition will vary.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERNATIONAL SMALL CAP EQUITY PORTFOLIO AND THE SALOMON EMW EX-US FROM INCEPTION AND AT EACH QUARTER-END.

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       Institutional Class  Service Class  Investor A Class  Investor B Class Investor C Class  Salomon EMW EXUS
9/26/97        $10,000        $10,000          $ 9,500            $10,000         $10,000            $10,000
Dec-97         $ 9,458        $ 9,447          $ 8,996            $9,458          $ 9,458            $ 8,943
Mar-98         $11,354        $11,343          $10,786            $11,324         $11,324            $10,431
Jun-98         $11,966        $11,954          $11,348            $11,896         $11,896            $10,393
Sep-98         $ 9,588        $ 9,587          $ 9,090            $9,508          $ 9,508            $ 8,821
Dec-98         $10,510        $10,506          $ 9,934            $10,367         $10,367            $ 9,982
Mar-99         $10,736        $10,709          $10,125            $10,568         $10,568            $10,123
Jun-99         $12,689        $12,649          $11,960            $12,452         $12,452            $10,746
Sep-99         $14,563        $14,488          $13,699            $13,748         $14,247            $11,292
Dec-99         $26,452        $26,316          $24,883            $24,925         $25,829            $12,329
Mar-00         $32,969        $32,748          $30,952            $30,965         $32,088            $12,579

                        FOR PERIOD ENDING MARCH 31, 2000

                           AVERAGE ANNUAL TOTAL RETURN
                                            1 YEAR        FROM INCEPTION
                                            ------        --------------
  Institutional Class                      207.09%           60.92%
  Service Class                            205.80%           60.47%
  Investor A Class (Load Adjusted)         190.39%           56.77%
  Investor A Class (NAV)                   205.69%           60.03%
  Investor B Class (Load Ajusted)          199.13%           58.27%
  Investor B Class (NAV)                   203.63%           58.96%
  Investor C Class (Load Adjusted)         202.63%           58.96%
  Investor C Class (NAV)                   203.63%           58.96%

THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS:
INSTITUTIONAL, SERVICE, INVESTOR A, INVESTOR B, AND INVESTOR C SHARES WAS 9/26/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BlackRock Funds

                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

TOTAL NET ASSETS (3/31/00):
     $118.3 MILLION

PERFORMANCE BENCHMARK:
     MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX ("EMF")

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN NON-DOLLAR DENOMINATED STOCKS OF ISSUERS IN EMERGING MARKETS (GENERALLY ANY COUNTRY CONSIDERED TO BE "EMERGING" OR "DEVELOPING" BY THE WORLD BANK, THE INTERNATIONAL FINANCE CORPORATION OR THE UNITED NATIONS). WITHIN THIS UNIVERSE, A VALUE STYLE OF INVESTING IS EMPLOYED TO SELECT STOCKS WHICH THE MANAGER BELIEVES ARE UNDERVALUED.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o THE TREND IN EMERGING MARKETS MIRRORED THAT IN DEVELOPED MARKETS OVER THE SIX MONTHS ENDED MARCH 31, 2000, BUT THE RALLY IN FOURTH QUARTER OF 1999 WAS MUCH MORE POWERFUL. THE TECHNOLOGY, TELECOM AND MEDIA SECTORS WERE THE MOST DOMINANT IN EMERGING MARKETS, ALTHOUGH MUCH OF THE FRENZIED ACTIVITY WAS FOCUSED IN TELECOM STOCKS. AS ALWAYS WITH EMERGING MARKETS, COUNTRY THEMES WERE IMPORTANT, WITH MARKETS AS DIVERSE AS BRAZIL, RUSSIA, TURKEY, POLAND AND ISRAEL ALL UP MORE THAN 50% OVER THE PERIOD.
     o AT THE BEGINNING OF THE PERIOD, WE REDUCED THE PORTFOLIO'S HOLDINGS IN GREECE AFTER A LONG RALLY IN ANTICIPATION OF THE COUNTRY'S ENTRY INTO THE EUROPEAN MONETARY UNION. THESE FUNDS WERE REDIRECTED TO TURKEY, AS THE GOVERNMENT ESTABLISHED MEASURES TO CONTROL THE COUNTRY'S RAMPANT INFLATION THAT RESULTED IN A SHARP FALL IN BOND YIELDS.
     o THE PORTFOLIO PURCHASED TECHNOLOGY STOCKS IN KOREA, TAIWAN AND BRAZIL SUCH AS SAMSUNG (SEMICONDUCTORS), SK TELECOM (TELECOMS), ACCTON (HARDWARE AND SOFTWARE), SYNNEX (LOGISTICS) AND TELE NORTE LESTE (TELECOMS).

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2000, the Portfolio is actively managed and the composition will vary.


 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE EMERGING MARKETS PORTFOLIO AND THE MSCI EMERGING MARKETS FREE INDEX FROM INCEPTION AND AT EACH
                            SEMI-ANNUAL PERIOD END.

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       Institutional Class  Service Class Investor A Class  Investor B Class Investor C Class  MSCI Emerging Free Index
6/17/94        $10,000        $10,000        $ 9,500           $10,000             $10,000           $10,000
Jun-94         $ 9,960        $ 9,960        $ 9,462           $ 9,960             $ 9,960           $10,058
Sep-94         $10,560        $10,550        $10,013           $10,540             $10,540           $12,076
Dec-94         $ 9,142        $ 9,131        $ 8,665           $ 9,121             $ 9,121           $10,340
Mar-95         $ 8,071        $ 8,060        $ 7,637           $ 8,039             $ 8,039           $ 9,060
Jun-95         $ 8,758        $ 8,736        $ 8,272           $ 8,707             $ 8,707           $10,001
Sep-95         $ 8,478        $ 8,450        $ 7,997           $ 8,418             $ 8,418           $ 9,937
Dec-95         $ 7,992        $ 7,955        $ 7,529           $ 7,925             $ 7,925           $ 9,803
Mar-96         $ 8,810        $ 8,760        $ 8,291           $ 8,727             $ 8,727           $10,413
Jun-96         $ 9,327        $ 9,267        $ 8,770           $ 9,221             $ 9,221           $10,848
Sep-96         $ 9,069        $ 9,008        $ 8,515           $ 8,943             $ 8,943           $10,456
Dec-96         $ 8,973        $ 8,905        $ 8,418           $ 8,820             $ 8,820           $10,394
Mar-97         $10,197        $10,114        $ 9,552           $ 9,743             $ 9,743           $11,274
Jun-97         $10,954        $10,856        $10,244           $10,436             $10,436           $12,276
Sep-97         $10,080        $ 9,976        $ 9,411           $ 9,573             $ 9,573           $11,175
Dec-97         $ 8,160        $ 8,073        $ 7,611           $ 7,730             $ 7,730           $ 9,217
Mar-98         $ 8,117        $ 8,021        $ 7,561           $ 7,659             $ 7,659           $ 9,788
Jun-98         $ 6,286        $ 6,218        $ 5,845           $ 5,913             $ 5,913           $ 7,478
Sep-98         $ 4,677        $ 4,627        $ 4,349           $ 4,391             $ 4,391           $ 5,832
Dec-98         $ 5,171        $ 5,101        $ 4,798           $ 4,841             $ 4,841           $ 6,881
Mar-99         $ 5,406        $ 5,334        $ 5,007           $ 5,045             $ 5,045           $ 7,737
Jun-99         $ 7,084        $ 6,978        $ 6,564           $ 6,597             $ 6,597           $ 9,625
Sep-99         $ 6,507        $ 6,409        $ 6,025           $ 5,864             $ 6,046           $ 9,129
Dec-99         $ 8,726        $ 8,584        $ 8,065           $ 7,826             $ 8,068           $11,453
Mar-00         $ 8,597        $ 8,457        $ 7,944           $ 7,697             $ 7,935           $11,731


                        FOR PERIOD ENDING MARCH 31, 2000

                           AVERAGE ANNUAL TOTAL RETURN
                                    1 YEAR  3 YEAR   5 YEAR   FROM INCEPTION
                                    ------  -------  -------  --------------
  Institutional Class               59.01%  (5.53)%   1.27%       (2.58)%
  Service Class                     58.55%  (5.79)%   0.96%       (2.85)%
  Investor A Class (Load Adjusted)  50.84%  (7.54)%  (0.23)%      (3.90)%
  Investor A Class (NAV)            58.65%  (5.96)%   0.79%       (3.04)%
  Investor B Class (Load Ajusted)   52.79%  (7.72)%  (0.16)%      (2.70)%
  Investor B Class (NAV)            57.29%  (6.62)%   0.24%       (3.50)%
  Investor C Class (Load Adjusted)  56.29%  (6.62)%   0.24%       (3.50)%
  Investor C Class (NAV)            57.29%  (6.62)%   0.24%       (3.50)%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, SERVICE SHARES AND INVESTOR A SHARES, 6/17/94; INVESTOR B SHARES, 4/25/96; AND INVESTOR C SHARES, 3/21/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BlackRock Funds

                             SELECT EQUITY PORTFOLIO

TOTAL NET ASSETS (3/31/00):
     $2.1 BILLION

PERFORMANCE BENCHMARK:
     S&P 500 INDEX

INVESTMENT APPROACH:
     SEEKS LONG-TERM CAPITAL APPRECIATION BY MAINTAINING COMPARABLE SECTOR WEIGHTINGS TO THE BENCHMARK WHILE OVERWEIGHTING OR UNDERWEIGHTING SPECIFIC SECURITIES WITHIN THOSE SECTORS AS THE MANAGER IDENTIFIES MARKET OPPORTUNITIES.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o DURING THE PERIOD, THE U.S. EQUITY MARKET FOCUSED ALMOST SOLELY ON GROWTH-ORIENTED ISSUES. THE NEW ISSUE MARKET, SPECIFICALLY FOR TECHNOLOGY AND INTERNET RELATED COMPANIES, WAS VERY STRONG AND THIS KEPT THE MARKET FOCUSED ON FUTURE GROWTH PROSPECTS VERSUS VALUATION. ONLY THE TECHNOLOGY SECTOR MANAGED TO OVERCOME THE NEGATIVE IMPLICATIONS FROM INTEREST RATE UNCERTAINTY.
     o TECHNOLOGY STOCKS WERE PARTICULARLY STRONG IN FEBRUARY AS THE NASDAQ INDEX GAINED ALMOST 20%. MARCH MAY HAVE SIGNALED A SHIFT IN MARKET SENTIMENT AS INVESTORS TURNED TO FINANCIAL ORIENTED ISSUES AND BASIC MATERIALS STOCKS. IN MARCH, FINANCIAL SERVICE COMPANIES SHOWED REMARKABLE VIGOR, RETURNING OVER 18% FOR THE MONTH.
     o AS THE SECOND QUARTER PROGRESSES, WE WILL BE WATCHING CLOSELY FOR THE INTEREST RATE ENVIRONMENT TO STABILIZE AS THIS MAY CREATE OPPORTUNITIES IN THE FINANCIAL SECTOR. THE MARKET'S ATTENTION REMAINS FOCUSED ON GROWTH-ORIENTED ISSUES. ALSO, SALES GROWTH SHOULD MODERATE AS OIL PRICES FLATTEN OR DECLINE. THE PORTFOLIO HAS BENEFITED FROM THE GOOD PERFORMANCE OF CISCO, INTEL, AND ORACLE OVER THE PAST SIX MONTHS.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2000, the Portfolio is actively managed and the composition will vary.


   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SELECT EQUITY
           PORTFOLIO AND THE S&P 500 INDEX FROM INCEPTION AND AT EACH
                            SEMI-ANNUAL PERIOD END.

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       Institutional Class  Service Class Investor A Class  Investor B Class Investor C Class  S&P 500 Index
9/13/93        $10,000        $10,000        $ 9,550              $10,000          $10,000        $10,000
Sep-93         $ 9,970        $ 9,970        $ 9,521              $ 9,970          $ 9,970        $10,058
Dec-93         $10,114        $10,108        $ 9,653              $10,108          $10,108        $10,232
Mar-94         $ 9,730        $ 9,718        $ 9,278              $ 9,715          $ 9,715        $ 9,844
Jun-94         $ 9,784        $ 9,766        $ 9,331              $ 9,770          $ 9,770        $ 9,886
Sep-94         $10,148        $10,124        $ 9,659              $10,114          $10,114        $10,369
Dec-94         $ 9,987        $ 9,958        $ 9,498              $ 9,945          $ 9,945        $10,367
Mar-95         $10,911        $10,872        $10,366              $10,855          $10,855        $11,377
Jun-95         $11,704        $11,643        $11,098              $11,621          $11,621        $12,463
Sep-95         $12,561        $12,497        $11,908              $12,470          $12,470        $13,454
Dec-95         $13,312        $13,223        $12,595              $13,189          $13,189        $14,264
Mar-96         $13,989        $13,898        $13,221              $13,844          $13,844        $15,030
Jun-96         $14,630        $14,513        $13,812              $14,443          $14,443        $15,705
Sep-96         $15,054        $14,924        $14,197              $14,821          $14,821        $16,190
Dec-96         $16,469        $16,316        $15,528              $16,160          $16,160        $17,539
Mar-97         $16,904        $16,735        $15,922              $16,084          $16,084        $18,009
Jun-97         $19,856        $19,649        $18,674              $19,367          $19,367        $21,152
Sep-97         $21,448        $21,210        $20,152              $20,852          $20,852        $22,761
Dec-97         $21,648        $21,392        $20,317              $20,986          $20,986        $23,407
Mar-98         $24,633        $24,329        $23,098              $23,812          $23,812        $26,675
Jun-98         $25,175        $24,847        $23,583              $24,272          $24,272        $27,561
Sep-98         $22,320        $22,010        $20,883              $21,456          $21,456        $24,843
Dec-98         $26,974        $26,583        $25,204              $25,849          $25,849        $30,137
Mar-99         $28,177        $27,748        $26,315              $26,913          $26,913        $31,632
Jun-99         $30,341        $29,859        $28,299              $27,936          $28,900        $33,821
Sep-99         $28,339        $27,865        $26,403              $25,223          $26,900        $31,734
Dec-99         $32,578        $32,000        $30,316              $28,996          $30,825        $36,456
Mar-00         $33,109        $32,509        $30,798              $29,385          $31,238        $37,293


                        FOR PERIOD ENDING MARCH 31, 2000

                           AVERAGE ANNUAL TOTAL RETURN
                                   1 YEAR     3 YEAR    5 YEAR   FROM INCEPTION
                                   ------    -------   -------   ---------------
  Institutional Class              17.50%     25.13%    24.86%        20.06%
  Service Class                    17.15%     24.77%    24.49%        19.74%
  Investor A Class (Load Adjusted) 11.74%     22.71%    23.19%        18.74%
  Investor A Class (NAV)           17.03%     24.60%    24.33%        19.58%
  Investor B Class (Load Ajusted)  11.56%     22.84%    23.37%        19.00%
  Investor B Class (NAV)           16.06%     23.61%    23.54%        19.00%
  Investor C Class (Load Adjusted) 15.01%     23.59%    23.53%        18.99%
  Investor C Class (NAV)           16.01%     23.59%    23.53%        18.99%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 9/13/93; SERVICE SHARES, 9/15/93; INVESTOR A SHARES, 10/13/93; INVESTOR B SHARES, 3/27/96; AND INVESTOR C SHARES, 9/27/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BlackRock Funds

                             INDEX EQUITY PORTFOLIO

ADVISOR TO THE INDEX MASTER PORTFOLIO:
     DIMENSIONAL FUND ADVISORS INC.

TOTAL NET ASSETS (3/31/00):
     $2.0 BILLION

PERFORMANCE BENCHMARK:
     S&P 500 INDEX

INVESTMENT APPROACH:
     UTILIZES A PASSIVE INVESTMENT STYLE THAT PURSUES THE REPLICATION OF THE RETURNS OF THE S&P 500 INDEX.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o THE PORTFOLIO HOLDS SUBSTANTIALLY ALL OF THE STOCKS CONTAINED IN THE S&P 500 INDEX IN APPROXIMATELY THE SAME PROPORTION AS THEY ARE REPRESENTED IN THE INDEX BY INVESTING ALL OF ITS ASSETS IN THE U.S. LARGE COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY.
     o ACCORDINGLY, THE PORTFOLIO POSTED A TOTAL RETURN SUBSTANTIALLY SIMILAR TO THAT OF THE S&P 500 INDEX.

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INDEX EQUITY
           PORTFOLIO AND THE S&P 500 INDEX FROM INCEPTION AND AT EACH
                            SEMI-ANNUAL PERIOD END.

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       Institutional Class  Service Class Investor A Class  Investor B Class Investor C Class  S&P 500 Index
4/20/92        $10,000        $10,000        $ 9,700           $10,000             $10,000        $10,000
Jun-92         $ 9,870        $ 9,870        $ 9,574           $ 9,870             $ 9,870        $ 9,899
Sep-92         $10,161        $10,161        $ 9,857           $10,161             $10,161        $10,212
Dec-92         $10,659        $10,659        $10,339           $10,659             $10,659        $10,726
Mar-93         $11,118        $11,118        $10,784           $11,118             $11,118        $11,194
Jun-93         $11,139        $11,139        $10,805           $11,139             $11,139        $11,249
Sep-93         $11,423        $11,417        $11,073           $11,415             $11,415        $11,539
Dec-93         $11,676        $11,664        $11,308           $11,657             $11,657        $11,806
Mar-94         $11,197        $11,181        $10,824           $11,159             $11,159        $11,359
Jun-94         $11,254        $11,231        $10,878           $11,214             $11,214        $11,406
Sep-94         $11,771        $11,739        $11,366           $11,718             $11,718        $11,964
Dec-94         $11,770        $11,731        $11,357           $11,708             $11,708        $11,962
Mar-95         $12,900        $12,850        $12,415           $12,799             $12,799        $13,127
Jun-95         $14,134        $14,070        $13,613           $14,034             $14,034        $14,379
Sep-95         $15,221        $15,143        $14,636           $15,088             $15,088        $15,522
Dec-95         $16,130        $16,036        $15,505           $15,985             $15,985        $16,457
Mar-96         $16,959        $16,836        $16,276           $16,763             $16,763        $17,339
Jun-96         $17,702        $17,562        $16,974           $17,466             $17,466        $18,117
Sep-96         $18,237        $18,089        $17,462           $17,946             $17,946        $18,677
Dec-96         $19,737        $19,563        $18,891           $19,371             $19,371        $20,235
Mar-97         $20,250        $20,055        $19,359           $19,422             $19,422        $20,776
Jun-97         $23,757        $23,512        $22,689           $22,722             $22,722        $24,401
Sep-97         $25,529        $25,248        $24,359           $24,324             $24,324        $26,258
Dec-97         $26,234        $25,924        $24,987           $24,927             $24,927        $27,004
Mar-98         $29,880        $29,497        $28,421           $28,305             $28,305        $30,773
Jun-98         $30,848        $30,429        $29,336           $29,137             $29,137        $31,795
Sep-98         $27,804        $27,404        $26,396           $26,182             $26,182        $28,660
Dec-98         $33,723        $33,219        $31,987           $31,657             $31,657        $34,768
Mar-99         $35,342        $34,791        $33,490           $33,078             $33,078        $36,492
Jun-99         $37,766        $37,153        $35,734           $35,248             $35,248        $39,017
Sep-99         $35,409        $34,790        $33,454           $31,944             $32,932        $36,610
Dec-99         $40,675        $39,925        $38,386           $35,476             $37,704        $42,120
Mar-00         $41,598        $40,751        $39,192           $35,079             $38,436        $43,084


                        FOR PERIOD ENDING MARCH 31, 2000

                           AVERAGE ANNUAL TOTAL RETURN
                                    1 YEAR    3 YEAR    5 YEAR   FROM INCEPTION
                                    -------  --------  -------   --------------
  Institutional Class                17.70%   27.12%    26.39%       19.63%
  Service Class                      17.24%   26.71%    25.99%       19.33%
  Investor A Class (Load Adjusted)   13.52%   25.23%    25.09%       18.74%
  Investor A Class (NAV)             17.03%   26.50%    25.85%       19.19%
  Investor B Class (Load Ajusted)    11.69%   24.80%    24.94%       18.75%
  Investor B Class (NAV)             16.19%   25.54%    25.10%       18.75%
  Investor C Class (Load Adjusted)   15.19%   25.54%    25.10%       18.75%
  Investor C Class (NAV)             16.19%   25.54%    25.10%       18.75%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/20/92; INVESTOR A SHARES,
6/2/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 2/7/96; AND INVESTOR C SHARES, 8/14/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BlackRock Funds

                               BALANCED PORTFOLIO

TOTAL NET ASSETS (3/31/00):
     $930.3 MILLION

PERFORMANCE BENCHMARK:
     Equity Portion: S&P 500 INDEX
     Fixed Income Portion: LEHMAN AGGREGATE INDEX

INVESTMENT APPROACH:
     PURSUES A BLEND OF EQUITY AND FIXED INCOME SECURITIES TO DELIVER TOTAL RETURN THROUGH CAPITAL APPRECIATION AND CURRENT INCOME. THE PORTFOLIO NORMALLY WILL MAINTAIN AT MINIMUM A 25% ALLOCATION TO FIXED INCOME SECURITIES.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o THE PORTFOLIO HAD VERY STRONG PERFORMANCE IN THE FOURTH QUARTER DUE TO STOCK SELECTION IN THE BASIC MATERIALS, CAPITAL GOODS, FINANCIAL AND TRANSPORTATION SECTORS. STOCKS THAT CONTRIBUTED TO THAT PERFORMANCE WERE DOW CHEMICAL, HOME DEPOT AND AMERICAN EXPRESS. TECHNOLOGY, TELECOMMUNICATIONS, DATA STORAGE AND SOFTWARE WILL CONTINUE TO BE IMPORTANT SECTORS. IN 2000 SO FAR, POSITIVE PERFORMANCE CAN BE ATTRIBUTED TO BEING OVERWEIGHT IN BROKERAGE AND COMPUTER HARDWARE, BUT SOME NEGATIVE PERFORMANCE WAS ATTRIBUTED TO BEING OVERWEIGHT IN ELECTRONIC TECHNOLOGY, WHICH UNDERPERFORMED. MORGAN STANLEY, MOTOROLA AND ORACLE ADDED TO POSITIVE PERFORMANCE, WHILE MERCK AND BELL ATLANTIC WERE AMONG THE WORST PERFORMERS.
     o OVER THE PAST FEW MONTHS THE MANAGER HAS KEPT BOND PORTFOLIO DURATION LONGER THAN THE APPROPRIATE BENCHMARK. THIS HAS HELPED RETURNS AS LONGER-TERM INTEREST RATES HAVE DECLINED. AT THE MOMENT, THE PORTFOLIO IS NEUTRAL TO THE BENCHMARK BECAUSE MANAGER BELIEVES THE CONTINUED RISE IN SHORT-TERM RATES WILL PUT A FLOOR ON THE LONG END OF THE BOND MARKET. CORPORATE BONDS HAVE NOT FOLLOWED TREASURY SECURITIES DOWN IN YIELD AND LOWER QUALITY CORPORATE BONDS HAVE ACTUALLY CONTINUED TO INCREASE IN YIELD FROM JANUARY LEVELS. THIS MAY CONTINUE, DUE TO THE LARGE AMOUNT OF CORPORATE BONDS TO BE ISSUED. FOR TAXABLE BOND INVESTORS THE BEST VALUE MAY LIE IN THE MORTGAGE SECTOR.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2000, the Portfolio is actively managed and the composition will vary.


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BALANCED PORTFOLIO
     AND 65% S&P 500 /35% LEHMAN AGGREGATE INDEX FROM INCEPTION AND AT EACH
                            SEMI-ANNUAL PERIOD END.

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     Institutional Class  Service Class  Investor A Class Investor B Class Investor C Class  65% S&P 500, 35% Lehman Aggregate Index
5/14/90    $10,000           $10,000           $ 9,550           $10,000           $10,000              $10,000
Jun-90     $10,240           $10,240           $ 9,779           $10,240           $10,240              $ 9,726
Sep-90     $ 9,236           $ 9,236           $ 8,821           $ 9,236           $ 9,236              $10,185
Dec-90     $ 9,998           $ 9,998           $ 9,548           $ 9,998           $ 9,998              $ 9,258
Mar-91     $10,827           $10,827           $10,340           $10,827           $10,827              $ 9,898
Jun-91     $10,796           $10,796           $10,310           $10,796           $10,796              $10,866
Sep-91     $11,459           $11,459           $10,943           $11,459           $11,459              $10,858
Dec-91     $12,243           $12,243           $11,692           $12,243           $12,243              $11,392
Mar-92     $12,165           $12,165           $11,618           $12,165           $12,165              $12,151
Jun-92     $12,469           $12,469           $11,908           $12,469           $12,469              $11,848
Sep-92     $13,197           $13,197           $12,603           $13,197           $13,197              $12,102
Dec-92     $13,690           $13,690           $13,074           $13,690           $13,690              $12,471
Mar-93     $14,160           $14,160           $13,523           $14,160           $14,160              $12,830
Jun-93     $14,481           $14,481           $13,829           $14,481           $14,481              $13,322
Sep-93     $14,894           $14,888           $14,215           $14,885           $14,885              $13,430
Dec-93     $15,309           $15,294           $14,600           $15,288           $15,288              $13,716
Mar-94     $14,821           $14,797           $14,109           $14,774           $14,774              $13,864
Jun-94     $14,647           $14,615           $13,941           $14,598           $14,598              $13,328
Sep-94     $14,876           $14,833           $14,144           $14,810           $14,810              $13,254
Dec-94     $14,827           $14,776           $14,082           $14,725           $14,725              $13,636
Mar-95     $15,802           $15,741           $14,996           $15,666           $15,666              $13,590
Jun-95     $16,989           $16,910           $16,105           $16,788           $16,788              $14,627
Sep-95     $17,900           $17,789           $16,950           $17,640           $17,640              $15,778
Dec-95     $18,937           $18,805           $17,914           $18,613           $18,613              $16,629
Mar-96     $19,418           $19,285           $18,351           $19,033           $19,033              $17,464
Jun-96     $20,002           $19,837           $18,884           $19,547           $19,547              $17,902
Sep-96     $20,484           $20,301           $19,320           $19,956           $19,956              $18,385
Dec-96     $21,872           $21,661           $20,609           $21,245           $21,245              $18,803
Mar-97     $22,143           $21,913           $20,844           $21,452           $21,452              $19,951
Jun-97     $25,000           $24,728           $23,517           $24,272           $24,272              $20,202
Sep-97     $26,306           $25,999           $24,721           $25,462           $25,462              $22,677
Dec-97     $27,079           $26,743           $25,423           $26,126           $26,126              $23,976
Mar-98     $29,565           $29,163           $27,717           $28,433           $28,433              $26,287
Jun-98     $30,591           $30,169           $28,645           $29,326           $29,326              $27,076
Sep-98     $29,153           $28,712           $27,242           $27,889           $27,854              $25,771
Dec-98     $33,033           $32,517           $30,862           $31,597           $31,475              $29,293
Mar-99     $33,968           $33,414           $31,692           $32,449           $32,271              $30,184
Jun-99     $35,014           $34,420           $32,621           $33,345           $33,162              $31,325
Sep-99     $33,467           $32,874           $31,163           $31,145           $31,607              $30,241
Dec-99     $36,673           $35,997           $34,120           $34,020           $34,524              $33,141
Mar-00     $37,505           $36,789           $34,847           $34,683           $35,197              $33,585

                        FOR PERIOD ENDING MARCH 31, 2000

                           AVERAGE ANNUAL TOTAL RETURN
                                    1 YEAR     3 YEAR    5 YEAR  FROM INCEPTION
                                    -------------------------------------------
  Institutional Class               10.42%     19.21%    18.87%       14.30%
  Service Class                     10.10%     18.85%    18.51%       14.08%
  Investor A Class (Load Adjusted)   5.03%     16.88%    17.28%       13.45%
  Investor A Class (NAV)             9.95%     18.68%    18.36%       13.98%
  Investor B Class (Load Ajusted)    4.56%     16.90%    17.24%       13.51%
  Investor B Class (NAV)             9.06%     17.75%    17.45%       13.51%
  Investor C Class (Load Adjusted)   8.07%     17.75%    17.46%       13.51%
  Investor C Class (NAV)             9.07%     17.75%    17.46%       13.51%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 5/14/90; INSTITUTIONAL SHARES, 5/1/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/3/94; AND INVESTOR C SHARES, 12/20/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BlackRock Funds

                         NOTE ON PERFORMANCE INFORMATION

     The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.

     Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares are as follows: Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Micro-Cap Equity, Select Equity and Balanced Portfolios -- 4.50%; International Equity, International Emerging Markets and International Small Cap Equity Portfolios -- 5.00%; and Index Equity Portfolio -- 3.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.

     The performance information also reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. BlackRock Advisors Inc. and the Portfolio's Administrators are under no obligation to waive or continue waiving their fees. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                 BlackRock Funds

                             STATEMENT OF NET ASSETS
                        LARGE CAP VALUE EQUITY PORTFOLIO

                                                NUMBER
AS OF MARCH 31, 2000 (UNAUDITED)              OF SHARES          VALUE
                                              ----------    ---------------

COMMON STOCKS -- 98.2%
AEROSPACE -- 1.8%
  Honeywell International, Inc.                 750,562      $   39,545,235
                                                             --------------
AIR TRANSPORTATION -- 1.0%
  AMR Corp.**                                   180,500           5,753,437
  Southwest Airlines Corp.                      756,900          15,752,981
                                                             --------------
                                                                 21,506,418
                                                             --------------
BANKS -- 9.6%
  Bank of America Corp.                         666,508          34,950,013
  Bank of New York Co., Inc.                    317,600          13,200,250
  Chase Manhattan Corp.                         617,600          53,847,000
  Firstar Corp.                                 446,300          10,237,006
  FleetBoston Financial Corp.                   980,581          35,791,206
  Mellon Financial Corp.                        364,600          10,755,700
  Suntrust Banks, Inc.                          313,700          18,116,175
  Wells Fargo Co.                               942,900          38,599,969
                                                             --------------
                                                                215,497,319
                                                             --------------
BEVERAGES -- 0.7%
  Anheuser-Busch Cos., Inc.                     260,200          16,197,450
                                                             --------------
BROADCASTING -- 0.8%
  MediaOne Group, Inc.**                        213,600          17,301,600
                                                             --------------
BUSINESS SERVICES -- 0.4%
  Cendant Corp.**                               490,300           9,070,550
                                                             --------------
CHEMICALS -- 4.4%
  Dow Chemical Co.                              154,100          17,567,400
  E.I. du Pont de Nemours & Co.                 526,450          27,836,044
  Minnesota Mining & Manufacturing
    Co.                                         201,700          17,863,056
  PPG Industries, Inc.                          307,700          16,096,556
  Rohm & Haas Co.                               427,600          19,081,650
                                                             --------------
                                                                 98,444,706
                                                             --------------
COMPUTER & OFFICE EQUIPMENT -- 3.9%
  Compaq Computer Corp.                       1,080,300          28,762,987
  Hewlett-Packard Co.                           143,600          19,035,975
  International Business Machines
    Corp.                                       331,300          39,093,400
                                                             --------------
                                                                 86,892,362
                                                             --------------
COMPUTER SOFTWARE & SERVICES -- 0.8%
  Electronic Data Systems Corp.                 277,400          17,805,612
                                                             --------------
CONSUMER DURABLES -- 0.9%
  Black & Decker Corp.                          238,200           8,947,387
  Whirlpool Corp.                               187,500          10,992,187
                                                             --------------
                                                                 19,939,574
                                                             --------------
ELECTRONICS -- 2.0%
  Agilent Technologies, Inc.**                   91,000           9,464,000
  General Electric Co.                          232,040          36,009,707
                                                             --------------
                                                                 45,473,707
                                                             --------------
ENERGY & UTILITIES -- 6.2%
  Columbia Gas Systems, Inc.                    432,150          25,604,887
  Duke Energy Corp.                             388,000          20,370,000
  Enron Corp.                                   461,200          34,532,350
  Entergy Corp.                                 267,600           5,402,175
  FPL Group, Inc.                               521,100          24,003,169
  PECO Energy Co.                               801,300          29,547,937
                                                             --------------
                                                                139,460,518
                                                             --------------


                                               NUMBER
                                              OF SHARES          VALUE
                                              ---------      --------------

ENTERTAINMENT & LEISURE -- 2.4%
  Sabre Group Holdings, Inc.**                  187,938      $    6,941,960
  Walt Disney Co.                             1,124,300          46,517,912
                                                             --------------
                                                                 53,459,872
                                                             --------------
FINANCE -- 11.0%
  Citigroup, Inc.                             1,639,300          97,230,981
  Federal National Mortgage
    Association                                 397,700          22,445,194
  Household International, Inc.                 431,240          16,090,642
  Lehman Brothers Holdings, Inc.                150,800          14,627,600
  Marsh & McLennan Cos., Inc.                   244,700          26,993,469
  MBNA Corp.                                    507,400          12,938,700
  Morgan Stanley, Dean Witter & Co.             686,144          55,963,620
                                                             --------------
                                                                246,290,206
                                                             --------------
FOOD & AGRICULTURE -- 1.5%
  Conagra, Inc.                                 626,500          11,355,313
  H.J. Heinz Co.                                269,900           9,412,763
  Ralston Purina Group                          425,800          11,656,275
                                                             --------------
                                                                 32,424,351
                                                             --------------
INSURANCE -- 3.0%
  American International Group, Inc.            424,350          46,466,325
  Cigna Corp.                                   262,300          19,869,225
                                                             --------------
                                                                 66,335,550
                                                             --------------
LEASING -- 0.5%
  Ryder System, Inc.                            500,200          11,348,288
                                                             --------------
MACHINERY & HEAVY EQUIPMENT -- 1.9%
  Deere & Co.                                   281,100          10,681,800
  Dover Corp.                                   244,400          11,700,650
  Illinois Tool Works, Inc.                     360,400          19,912,100
                                                             --------------
                                                                 42,294,550
                                                             --------------
MEDICAL & MEDICAL SERVICES -- 0.7%
  Columbia Healthcare Corp.                     645,100          16,329,094
                                                             --------------
MEDICAL INSTRUMENTS & SUPPLIES -- 0.7%
  Johnson & Johnson                             207,400          14,530,963
                                                             --------------
METAL & MINING -- 1.2%
  Alcoa, Inc.                                   366,400          25,739,600
                                                             --------------
MOTOR VEHICLES -- 2.8%
  Ford Motor Co.                                674,200          30,971,063
  General Motors Corp.                          375,904          31,129,550
                                                             --------------
                                                                 62,100,613
                                                             --------------
OIL & GAS -- 12.9%
  Atlantic Richfield Co.                        146,500          12,452,500
  Chevron Corp.                                 754,200          69,716,363
  Exxon Mobil Corp.                           1,608,883         125,191,208
  Royal Dutch Petroleum Co. - ADR               990,700          57,027,169
  Texaco, Inc.                                  448,000          24,024,000
                                                             --------------
                                                                288,411,240
                                                             --------------
PAPER & FOREST PRODUCTS -- 2.5%
  Bowater, Inc.                                 445,900          23,799,913
  International Paper Co.                       576,200          24,632,550
  Kimberly-Clark Corp.                          143,600           8,041,600
                                                             --------------
                                                                 56,474,063
                                                             --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                             STATEMENT OF NET ASSETS
                  LARGE CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

                                                NUMBER
AS OF MARCH 31, 2000 (UNAUDITED)              OF SHARES          VALUE
                                              ----------    ---------------

COMMON STOCKS (CONTINUED)
PHARMACEUTICALS -- 3.4%
  Abbott Laboratories                           319,900      $   11,256,481
  American Home Products Corp.                  376,400          20,184,450
  Bristol-Myers Squibb Co.                      165,400           9,551,850
  Merck & Co., Inc.                             240,000          14,910,000
  Pharmacia & Upjohn, Inc.                      333,100          19,736,175
                                                             --------------
                                                                 75,638,956
                                                             --------------
PUBLISHING -- 0.4%
  Tribune Co.                                   238,700           8,727,469
                                                             --------------
RESTAURANTS -- 1.0%
  McDonald's Corp.                              578,200          21,718,638
                                                             --------------
RETAIL MERCHANDISING -- 2.9%
  Federated Department Stores,
    Inc.**                                      542,000          22,628,500
  Lowe's Cos., Inc.                             348,200          20,326,175
  Sears, Roebuck & Co.                          289,500           8,938,313
  Wal-Mart Stores, Inc.                         246,000          13,653,000
                                                             --------------
                                                                 65,545,988
                                                             --------------
SECURITY BROKERS & DEALERS -- 1.1%
  Merrill Lynch & Co., Inc.                     243,400          25,557,000
                                                             --------------
TELECOMMUNICATIONS -- 15.2%
  ADC Telecommunications, Inc.**                323,800          17,444,725
  Alltel Corp.                                  170,700          10,764,769
  AT&T Corp.                                  1,353,650          76,142,813
  Bell Atlantic Corp.                           784,084          47,927,135
  GTE Corp.                                     518,500          36,813,500
  Harris Corp.                                  290,500          10,040,406
  MCI Worldcom, Inc.**                          560,500          25,397,656
  Motorola, Inc.                                181,200          25,798,350
  SBC Communications, Inc.                    1,280,000          53,760,000
  Sprint Corp. (FON Group)                      260,700          16,424,100
  US West, Inc.                                 251,400          18,257,925
                                                             --------------
                                                                338,771,379
                                                             --------------
TRANSPORTATION -- 0.6%
  United Parcel Service                         221,900          13,979,700
                                                             --------------
TOTAL COMMON STOCKS
   (Cost $1,759,094,333)                                      2,192,812,571
                                                             --------------

                                              PAR/SHARES
                                    MATURITY    (000)
                                    --------  ----------
SHORT TERM INVESTMENTS -- 1.8%
  U.S. Treasury Bills
    5.90%                           04/20/00    $16,500          16,448,621
  World Bank Discount Notes
    6.05%                           04/03/00     16,500          16,494,454
  Galileo Money Market Fund                       6,921           6,921,024
                                                             --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $39,864,099)                                            39,864,099
                                                             --------------




                                                                  VALUE
                                                             --------------

TOTAL INVESTMENTS IN
  SECURITIES
  (Cost $1,798,958,432*)                         100.0%      $2,232,676,670
OTHER ASSETS IN EXCESS OF
  LIABILITIES                                      0.0%             527,722
                                                 ------      --------------
NET ASSETS (Applicable to 122,507,759
  Institutional  shares,  23,403,739
  Service shares,  3,501,866 Investor A
  shares, 2,017,242 Investor B shares
  and 384,318 Investor C shares
  outstanding)                                   100.0%      $2,233,204,392
                                                 ======      ==============

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER INSTITUTIONAL SHARE
  ($1,802,350,159 (DIVIDE) 122,507,759)                              $14.71
                                                                     ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SERVICE SHARE
  ($344,371,418 (DIVIDE) 23,403,739)                                 $14.71
                                                                     ======
NET ASSET VALUE AND
  REDEMPTION PRICE
  PER INVESTOR A SHARE
  ($51,485,772 (DIVIDE) 3,501,866)                                   $14.70
                                                                     ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($14.70 (DIVIDE) 0.955)                                            $15.39
                                                                     ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($29,397,469 (DIVIDE) 2,017,242)                                   $14.57
                                                                     ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($5,599,574 (DIVIDE) 384,318)                                      $14.57
                                                                     ======

----------------------
* Cost for Federal income tax purposes is $1,799,185,098. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                  $496,875,702
   Gross unrealized depreciation                   (63,384,130)
                                                  ------------
                                                  $433,491,572
                                                  ============

**  Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                        LARGE CAP GROWTH EQUITY PORTFOLIO


                                                NUMBER
AS OF MARCH 31, 2000 (UNAUDITED)              OF SHARES          VALUE
                                              ----------    ---------------

COMMON STOCKS -- 97.6%
ADVERTISING -- 1.0%
  Omnicom Group, Inc.                           200,100      $   18,696,844
                                                             --------------
BEVERAGES -- 1.9%
  Coca-Cola Co.                                 542,000          25,440,125
  PepsiCo, Inc.                                 286,200           9,891,787
                                                             --------------
                                                                 35,331,912
                                                             --------------
BROADCASTING -- 3.5%
  AT&T Corp. - Liberty Media Group,
    Class A**                                   250,800          14,859,900
  CBS Corp.**                                   273,900          15,509,587
  Clear Channel Communications,
    Inc.**                                      227,100          15,684,094
  Comcast Corp., Class A**                      186,800           8,102,450
  Univision Communications, Inc.,
    Class A**                                    92,300          10,429,900
                                                             --------------
                                                                 64,585,931
                                                             --------------
BUSINESS SERVICES -- 1.0%
  Convergys Corp.                               126,000           4,866,750
  Paychex, Inc.                                 248,900          13,036,137
                                                             --------------
                                                                 17,902,887
                                                             --------------
COMPUTER & OFFICE EQUIPMENT -- 12.2%
  Cisco Systems, Inc.**                       1,596,200         123,406,212
  Compaq Computer Corp.                         227,800           6,065,175
  Dell Computer Corp.**                         588,400          31,736,825
  Hewlett-Packard Co.                           167,700          22,230,731
  International Business Machines
    Corp                                        344,000          40,592,000
                                                             --------------
                                                                224,030,943
                                                             --------------
COMPUTER SOFTWARE & SERVICES -- 18.9%
  America Online, Inc.**                        537,600          36,153,600
  Automatic Data Processing, Inc.               176,400           8,511,300
  Brocade Communications Systems,
    Inc.**                                       45,000           8,069,062
  Computer Associates International,
    Inc                                         239,500          14,175,406
  Electronic Data Systems Corp.                 180,900          11,611,519
  EMC Corp.**                                   288,600          36,075,000
  Juniper Networks, Inc.**                       47,000          12,387,437
  Microsoft Corp.**                             912,800          96,985,000
  Oracle Corp.**                                702,000          54,799,875
  Sun Microsystems, Inc.**                      445,600          41,754,112
  VERITAS Software Corp.**                      118,050          15,464,550
  Yahoo!, Inc.**                                 55,400           9,494,175
                                                             --------------
                                                                345,481,036
                                                             --------------
ELECTRONICS -- 21.0%
  Analog Devices, Inc.**                        163,800          13,196,137
  Atmel Corp.**                                 105,000           5,420,625
  Broadcom Corp.**                               62,500          15,179,687
  Exodus Communications, Inc.**                 108,700          15,272,350
  General Electric Co.                          761,400         118,159,762
  Intel Corp.                                   788,600         104,045,912
  Linear Technology Corp.                       226,200          12,441,000
  LSI Logic Corp.**                             176,500          12,818,313
  Nokia Corp. - ADR                              77,800          16,902,050
  PMC-Sierra, Inc.**                             58,000          11,813,875
  Teradyne, Inc.**                              132,300          10,881,675
  Texas Instruments, Inc.                       268,700          42,992,000
  Xilinx, Inc.                                   79,900           6,616,719
                                                             --------------
                                                                385,740,105
                                                             --------------


                                                NUMBER
                                               OF SHARES          VALUE
                                               ---------     --------------

ENERGY & UTILITIES -- 1.6%
  AES Corp.**                                   189,100      $   14,891,625
  American Power Conversion Corp.**             234,400          10,049,900
  Calpine Corp.**                                54,300           5,104,200
                                                             --------------
                                                                 30,045,725
                                                             --------------
ENTERTAINMENT & LEISURE -- 2.0%
  Time Warner, Inc.                             284,900          28,490,000
  TV Guide, Inc.**                              183,300           8,809,856
                                                             --------------
                                                                 37,299,856
                                                             --------------
FINANCE -- 3.4%
  American Express Co.                          124,818          18,590,081
  Capital One Financial Corp.                    87,400           4,189,738
  Charles Schwab Corp.                          259,200          14,725,800
  Citigroup, Inc.                               259,111          15,368,521
  Morgan Stanley, Dean Witter &
    Co.                                          99,000           8,074,688
                                                             --------------
                                                                 60,948,828
                                                             --------------
FOOD & AGRICULTURE -- 0.7%
  Monsanto Co.                                  241,200          12,421,800
                                                             --------------
INSURANCE -- 0.7%
  American International Group, Inc.            120,900          13,238,550
                                                             --------------
MANUFACTURING -- 1.2%
  Corning, Inc.                                 116,500          22,601,000
                                                             --------------
MEDICAL & MEDICAL SERVICES -- 0.0%
  Per-Se Technologies, Inc.**                     5,302              31,149
  Per-Se Technologies, Inc. Warrants**            7,119                   0
                                                              --------------
                                                                     31,149
                                                             --------------
MEDICAL INSTRUMENTS & SUPPLIES -- 1.0%
  Guidant Corp.**                                38,700           2,276,044
  Medtronic, Inc.                               297,600          15,307,800
                                                             --------------
                                                                 17,583,844
                                                             --------------
OIL & GAS -- 1.3%
  BJ Services Co.**                             169,300          12,507,038
  Noble Drilling Corp.**                        196,100           8,125,894
  Smith International, Inc.**                    47,000           3,642,500
                                                             --------------
                                                                 24,275,432
                                                             --------------
PHARMACEUTICALS -- 7.4%
  Amgen, Inc.**                                 238,700          14,650,213
  Bristol-Myers Squibb Co.                      351,800          20,316,450
  Elan Corp.                                     75,600           3,591,000
  Merck & Co., Inc.                             384,700          23,899,488
  Pfizer, Inc.                                  912,500          33,363,281
  Teva Pharmaceutical Industries
    Ltd.                                        187,800           7,007,288
  Warner-Lambert Co.                            326,600          31,843,500
                                                             --------------
                                                                134,671,220
                                                             --------------
RETAIL MERCHANDISING -- 6.8%
  Best Buy Co., Inc.**                          119,400          10,268,400
  Costco Wholesale Corp.**                      267,300          14,049,956
  Gap, Inc.                                     208,625          10,392,133
  Home Depot, Inc.                              627,800          40,493,100
  Kohl's Corp.**                                190,800          19,557,000
  Wal-Mart Stores, Inc.                         535,200          29,703,600
                                                             --------------
                                                                124,464,189
                                                             --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                  LARGE CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

                                                NUMBER
AS OF MARCH 31, 2000 (UNAUDITED)              OF SHARES          VALUE
                                              ----------    ---------------

COMMON STOCKS (CONTINUED)
SOAPS & COSMETICS -- 0.8%
  Procter & Gamble Co.                          245,000      $   13,781,250
                                                             --------------
TELECOMMUNICATIONS -- 11.2%
  ADC Telecommunications, Inc.**                114,500           6,168,688
  Copper Mountain Networks, Inc.**               50,500           4,137,844
  Crown Castle International Corp.**            100,000           3,787,500
  Ericsson (L.M.) Telephone - ADR**              65,000           6,097,813
  JDS Uniphase Corp.**                          166,200          20,037,488
  Lucent Technologies, Inc.                     759,300          46,127,475
  MCI Worldcom, Inc.**                          420,000          19,031,250
  Motorola, Inc.                                165,153          23,513,587
  Nextel Communications, Inc.,
    Class A**                                   124,000          18,383,000
  Nortel Networks Corp.                         139,600          17,589,600
  NTL, Inc.**                                    61,325           5,691,727
  Qualcomm, Inc.**                              146,000          21,799,625
  US West, Inc.                                  95,000           6,899,375
  Voicestream Wireless Corp.**                   48,000           6,183,000
                                                             --------------
                                                                205,447,972
                                                             --------------
TOTAL COMMON STOCKS
  (Cost $988,334,315)                                         1,788,580,473
                                                             --------------

                                               PAR/SHARES
                                    MATURITY     (000)
                                    --------  -----------
SHORT TERM INVESTMENTS -- 2.4%
  Federal National Mortgage
    Association Discount Notes
    5.72%                           05/04/00    $   650             646,536
  U.S. Treasury Bills
    5.90%                           04/20/00     20,500          20,436,165
  World Bank Discount Notes
    6.05%                           04/03/00     20,500          20,493,110
  Galileo Money Market Fund                       2,884           2,883,960
                                                             --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $44,459,771)                                             44,459,771
                                                             --------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $1,032,794,086*)                                     $1,833,040,244
                                                             ==============

* Cost for Federal income tax purposes is $1,034,348,911. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

       Gross unrealized appreciation              $813,776,440
       Gross unrealized depreciation               (15,085,107)
                                                  ------------
                                                  $798,691,333
                                                  ============

**  Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                       STATEMENT OF ASSETS AND LIABILITIES
                        LARGE CAP GROWTH EQUITY PORTFOLIO

MARCH 31, 2000 (UNAUDITED)

ASSETS
   Investments at value (Cost $1,032,794,086) .....................................   $1,833,040,244
   Collateral received for securities loaned ......................................      148,655,233
   Dividends receivable ...........................................................          754,561
   Interest receivable ............................................................           42,193
   Investments sold receivable ....................................................       25,534,201
   Capital shares sold receivable .................................................        1,025,282
   Prepaid expenses ...............................................................           29,112
                                                                                      --------------
          TOTAL ASSETS ............................................................    2,009,080,826
                                                                                      --------------

LIABILITIES
   Payable upon return of securities loaned .......................................      148,655,233
   Investments purchased payable ..................................................       27,930,066
   Capital shares redeemed payable ................................................          442,609
   Advisory fees payable ..........................................................          811,707
   Administrative fees payable ....................................................          337,344
   Transfer Agent fees payable ....................................................          120,336
   Other accrued expenses payable .................................................          412,946
                                                                                      --------------
          TOTAL LIABILITIES .......................................................      178,710,241
                                                                                      --------------

NET ASSETS (Applicable to 53,001,148  Institutional  shares,  11,445,892 Service shares, 3,331,242 Investor A shares, 2,470,915 Investor B shares and
   428,156 Investor C shares outstanding) .........................................   $1,830,370,585
                                                                                      ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($1,377,832,856 (DIVIDE) 53,001,148) ...................           $26.00
                                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($295,581,176 (DIVIDE) 11,445,892) ...........................           $25.82
                                                                                              ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($85,522,752 (DIVIDE) 3,331,242) ..........................           $25.67
                                                                                              ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($25.67 (DIVIDE) 0.955) ........................................................           $26.88
                                                                                              ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE (subject to a maximum  contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($60,882,545 (DIVIDE) 2,470,915) ..........................           $24.64
                                                                                              ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE (subject to a maximum  contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($10,551,256 (DIVIDE) 428,156) ............................           $24.64
                                                                                              ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                         MID-CAP VALUE EQUITY PORTFOLIO

                                                NUMBER
AS OF MARCH 31, 2000 (UNAUDITED)              OF SHARES          VALUE
                                              ----------    ---------------

COMMON STOCKS -- 97.5%
AEROSPACE -- 0.8%
  General Dynamics Corp.                         43,900        $  2,184,025
                                                               ------------
AIR TRANSPORTATION -- 1.5%
  Southwest Airlines Corp.                      193,300           4,023,056
                                                               ------------
AUTOMOTIVE -- 1.7%
  Lear Corp.                                    111,500           3,135,937
  Navistar International**                       36,400           1,460,550
                                                               ------------
                                                                  4,596,487
                                                               ------------
BANKS -- 3.2%
  BB&T Corp.                                     51,100           1,433,994
  Comerica, Inc.                                 64,500           2,700,937
  Northern Trust Corp.                           70,100           4,736,131
                                                               ------------
                                                                  8,871,062
                                                               ------------
BEVERAGES -- 0.7%
  Pepsi Bottling Group, Inc.                    101,300           2,026,000
                                                               ------------
BROADCASTING -- 0.4%
  Entercom Communications Corp.**                23,400           1,193,400
                                                               ------------
BUSINESS SERVICES -- 0.6%
  Acxiom Corp.**                                 33,200           1,103,900
  Modis Professional Services, Inc.              52,000             643,500
                                                               ------------
                                                                  1,747,400
                                                               ------------
CHEMICALS -- 4.8%
  Air Products & Chemicals, Inc.                 71,700           2,038,969
  PPG Industries, Inc.                           57,000           2,981,812
  Praxair, Inc.                                  47,500           1,977,187
  Rohm & Haas Co.                                89,900           4,011,787
  Union Carbide Corp.                            36,500           2,128,406
                                                               ------------
                                                                 13,138,161
                                                               ------------
COMPUTER & OFFICE EQUIPMENT -- 2.4%
  Apple Computer, Inc.**                         28,400           3,857,075
  Seagate Technology, Inc.**                     44,000           2,651,000
                                                               ------------
                                                                  6,508,075
                                                               ------------
COMPUTER SOFTWARE & SERVICES -- 5.1%
  Cabletron Systems, Inc.**                      89,300           2,617,606
  Comdisco, Inc.                                 29,400           1,297,275
  J. D. Edwards & Co.                            29,300             954,081
  Network Associates, Inc.**                    103,900           3,350,775
  Opus360 Corp.**                                   785                   0
  Safeguard Scientifics, Inc.**                  38,700           2,721,094
  SunGuard Data Systems, Inc.**                  74,900           2,827,475
                                                               ------------
                                                                 13,768,306
                                                               ------------
CONSTRUCTION -- 1.3%
  Southdown, Inc.                                60,200           3,551,800
                                                               ------------
CONSUMER DURABLES -- 1.4%
  Black & Decker Corp.                           48,200           1,810,512
  Whirlpool Corp.                                33,300           1,952,212
                                                               ------------
                                                                  3,762,724
                                                               ------------
ELECTRONICS -- 8.7%
  Agilent Technologies, Inc.**                   16,100           1,674,400
  Arrow Electronics, Inc.**                      43,800           1,543,950
  KLA-Tencor Corp.**                             44,800           3,774,400
  LSI Logic Corp.**                              43,800           3,180,975
  Micron Technology, Inc.**                      37,300           4,699,800



                                                NUMBER
                                               OF SHARES          VALUE
                                              ---------        ------------

  ELECTRONICS (CONTINUED)
  Novellus Systems, Inc.                         25,900        $  1,453,637
  PMC-Sierra, Inc.**                             11,700           2,383,144
  SDL, Inc.**                                    13,900           2,958,962
  Vishay Intertechnology, Inc.**                 36,056           2,005,615
                                                               ------------
                                                                 23,674,883
                                                               ------------
ENERGY & UTILITIES -- 9.6%
  Columbia Gas Systems, Inc.                     25,800           1,528,650
  DPL, Inc.                                      14,923             331,104
  DQE, Inc.                                      64,300           2,925,650
  El Paso Energy Corp.                          103,600           4,182,850
  FPL Group, Inc.                                50,900           2,344,581
  Montana Power Co.                              69,800           4,467,200
  NSTAR                                          67,000           2,814,000
  PECO Energy Co.                               100,797           3,716,889
  Reliant Energy, Inc.                           90,800           2,128,125
  Scana Corp.                                    69,728           1,712,694
                                                               ------------
                                                                 26,151,743
                                                               ------------
ENTERTAINMENT & LEISURE -- 0.8%
  Park Place Entertainment Corp.**              186,700           2,158,719
                                                               ------------
FINANCE -- 1.5%
  Lehman Brothers Holdings, Inc.                 42,700           4,141,900
                                                               ------------
FOOD & AGRICULTURE -- 2.1%
  International Home Foods, Inc.**              179,100           2,865,600
  Ralston Purina Group                          109,931           3,009,361
                                                               ------------
                                                                  5,874,961
                                                               ------------
INSURANCE -- 4.3%
  Allmerica Financial Corp.                      45,500           2,320,500
  Nationwide Financial Services, Inc.            65,200           1,907,100
  PartnerRe Ltd.                                 74,200           2,731,487
  Reliastar Financial Corp.                     143,800           4,871,225
                                                               ------------
                                                                 11,830,312
                                                               ------------
LEASING -- 1.3%
  Ryder System, Inc.                            154,800           3,512,025
                                                               ------------
MACHINERY & HEAVY EQUIPMENT -- 5.9%
  Deere & Co.                                    59,200           2,249,600
  Dover Corp.                                    76,400           3,657,650
  Ingersoll-Rand Co.                             62,300           2,756,775
  SPX Corp.**                                    26,400           3,007,950
  W.W. Grainger, Inc.                            82,300           4,464,775
                                                               ------------
                                                                 16,136,750
                                                               ------------
MANUFACTURING -- 1.1%
  ITT Industries, Inc.                           97,700           3,034,806
                                                               ------------
MEDICAL & MEDICAL SERVICES -- 1.1%
  Tenet Healthcare Corp.                        133,700           3,075,100
                                                               ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 1.5%
  Bausch & Lomb, Inc.                            30,800           1,607,375
  Beckman Coulter, Inc.                          40,200           2,580,337
                                                               ------------
                                                                  4,187,712
                                                               ------------
METAL & MINING -- 2.3%
  Nucor Corp.                                    56,200           2,810,000
  Reynolds Metals Co.                            51,400           3,437,375
                                                               ------------
                                                                  6,247,375
                                                               ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                   MID-CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

                                                NUMBER
AS OF MARCH 31, 2000 (UNAUDITED)              OF SHARES          VALUE
                                              ----------    ---------------

COMMON STOCKS (CONTINUED)
OIL & GAS -- 10.0%
  BJ Services Co.**                              33,300        $  2,460,038
  Coastal Corp.                                  74,400           3,422,400
  Devon Energy Corp.                             52,200           2,534,963
  ENSCO International, Inc.                     116,500           4,208,563
  Kerr-McGee Corp.                               36,300           2,096,325
  MCN Energy Group, Inc.                        121,300           3,032,500
  Nabors Industries, Inc.**                      88,700           3,442,669
  Tosco Corp.                                   109,000           3,317,688
  Unocal Corp.                                   90,400           2,689,400
                                                               ------------
                                                                 27,204,546
                                                               ------------
PAPER & FOREST PRODUCTS -- 2.4%
  Bowater, Inc.                                  67,300           3,592,138
  Willamette Industries, Inc.                    73,200           2,937,150
                                                               ------------
                                                                  6,529,288
                                                               ------------
PHARMACEUTICALS -- 1.3%
  Forest Laboratories, Inc.**                    24,800           2,095,600
  Immunex Corp.**                                22,950           1,455,891
                                                               ------------
                                                                  3,551,491
                                                               ------------
PUBLISHING -- 0.9%
  New York Times Co., Class A                    55,100           2,365,856
                                                               ------------
REAL ESTATE -- 3.9%
  Arden Realty, Inc.                             92,475           1,930,416
  Avalonbay Communities, Inc.                    88,900           3,255,963
  Duke Realty Investments, Inc.                 145,400           2,780,775
  Spieker Properties, Inc.                       61,000           2,714,500
                                                               ------------
                                                                 10,681,654
                                                               ------------
RESTAURANTS -- 2.7%
  Brinker International, Inc.**                 138,400           4,108,750
  Outback Steakhouse, Inc.**                     98,100           3,145,331
                                                               ------------
                                                                  7,254,081
                                                               ------------
RETAIL MERCHANDISING -- 4.2%
  Kohl's Corp.**                                 31,200           3,198,000
  Limited, Inc.                                  75,400           3,176,225
  Liz Claiborne, Inc.                            33,500           1,534,719
  Nordstrom, Inc.                                59,400           1,752,300
  Zale Corp.**                                   37,400           1,764,813
                                                               ------------
                                                                 11,426,057
                                                               ------------
TELECOMMUNICATIONS -- 6.3%
  3Com Corp.                                     25,200           1,401,750
  ADC Telecommunications, Inc.**                 64,400           3,469,550
  Alltel Corp.                                   41,900           2,642,319
  Copper Mountain Networks, Inc.**               21,000           1,720,688
  Crown Castle International Corp.**             76,900           2,912,588
  Harris Corp.                                   73,900           2,554,169
  McLeod USA, Inc., Class A**                    11,000             932,938
  Pac-West Telecomm, Inc.**                      52,700           1,646,875
                                                               ------------
                                                                 17,280,877
                                                               ------------
TEXTILES -- 0.3%
  Jones Apparel Group, Inc.**                    28,600             911,625
                                                               ------------
TRANSPORTATION -- 1.4%
  Kansas City Southern Industries, Inc.          45,900           3,944,531
                                                               ------------
TOTAL COMMON STOCKS
  (Cost $237,795,906)                                           266,546,788
                                                               ------------


                                               PAR/SHARES
                                      MATURITY   (000)            VALUE
                                      -------- -----------     ------------


SHORT TERM INVESTMENTS -- 2.5%
  U.S. Treasury Bills
    5.90%                             04/20/00   $1,500        $  1,495,329
  World Bank Discount Notes
    6.05%                             04/03/00    1,500           1,499,496
  Galileo Money Market Fund                       3,790           3,789,938
                                                               ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $6,784,763)                                               6,784,763
                                                               ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $244,580,669*)                                         $273,331,551
                                                               ============

* Cost for Federal income tax purposes is $245,366,165. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

        Gross unrealized appreciation             $ 38,700,758
        Gross unrealized depreciation              (10,735,372)
                                                  ------------
                                                  $ 27,965,386
                                                  ============

**  Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                       STATEMENT OF ASSETS AND LIABILITIES
                         MID-CAP VALUE EQUITY PORTFOLIO

MARCH 31, 2000 (UNAUDITED)

ASSETS
   Investments at value (Cost $244,580,669) ..................................     $273,331,551
   Collateral received for securities loaned .................................       35,638,685
   Dividends receivable ......................................................          425,166
   Interest receivable .......................................................           21,750
   Investments sold receivable ...............................................       11,334,355
   Capital shares sold receivable ............................................           36,286
   Prepaid expenses ..........................................................           14,484
                                                                                   ------------
          TOTAL ASSETS .......................................................      320,802,277
                                                                                   ------------

LIABILITIES
   Payable upon return of securities loaned ..................................       35,638,685
   Investments purchased payable .............................................        2,028,694
   Capital shares redeemed payable ...........................................          133,357
   Advisory fees payable .....................................................          212,476
   Administrative fees payable ...............................................           40,486
   Transfer Agent fees payable ...............................................           40,247
   Other accrued expenses payable ............................................           51,236
                                                                                   ------------
          TOTAL LIABILITIES ..................................................       38,145,181
                                                                                   ------------

NET ASSETS  (Applicable to 19,629,943  Institutional  shares,  2,839,909  Service shares, 304,716 Investor A shares, 411,744 Investor B shares and
   76,170 Investor C shares outstanding) .....................................     $282,657,096
                                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($238,607,309 (DIVIDE) 19,629,943) ................           $12.16
                                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($34,483,976 (DIVIDE) 2,839,909) ........................           $12.14
                                                                                         ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($3,698,063 (DIVIDE) 304,716) ........................           $12.14
                                                                                         ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($12.14 (DIVIDE) 0.955) ...................................................           $12.71
                                                                                         ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE (subject to a maximum  contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($4,951,763 (DIVIDE) 411,744) ........................           $12.03
                                                                                         ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE (subject to a maximum  contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($915,985 (DIVIDE) 76,170) ...........................           $12.03
                                                                                         ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                         MID-CAP GROWTH EQUITY PORTFOLIO

                                                NUMBER
AS OF MARCH 31, 2000 (UNAUDITED)              OF SHARES          VALUE
                                              ----------    ---------------

COMMON STOCKS -- 89.4%
ADVERTISING -- 1.3%
  Lamar Advertising Co.**                        48,600        $  2,211,300
  TMP Worldwide, Inc.**                         113,000           8,785,750
                                                               ------------
                                                                 10,997,050
                                                               ------------
BANKS -- 1.0%
  Silicon Valley Bancshares**                   121,700           8,747,187
                                                               ------------
BROADCASTING -- 2.3%
  Hispanic Broadcasting Corp.**                 132,000          14,949,000
  Univision Communications, Inc.,
    Class A**                                    43,500           4,915,500
                                                               ------------
                                                                 19,864,500
                                                               ------------
BUSINESS SERVICES -- 1.0%
  Convergys Corp.**                             104,300           4,028,587
  Paychex, Inc.                                  74,700           3,912,412
  Robert Half International, Inc.**               6,000             284,625
                                                               ------------
                                                                  8,225,624
                                                               ------------
COMPUTER & OFFICE EQUIPMENT -- 6.7%
  Adobe Systems, Inc.                            23,000           2,560,187
  ASM Lithography Holding NV**                   34,000           3,799,500
  Comverse Technology, Inc.**                   118,700          22,434,300
  Entrust Technologies, Inc.**                  131,800          11,213,297
  I2 Technologies, Inc.**                        22,000           2,686,750
  Network Appliance, Inc.**                     172,200          14,249,550
                                                               ------------
                                                                 56,943,584
                                                               ------------
COMPUTER SOFTWARE & SERVICES -- 18.2%
  Active Software, Inc.**                        35,000           2,226,328
  Alteon Websystems, Inc**                       14,000           1,148,000
  Aspect Development, Inc.**                     60,000           3,862,500
  Clarent Corp.**                                35,300           3,183,619
  Cognos, Inc.**                                113,300           7,088,331
  Commerce One, Inc.**                           11,000           1,641,750
  Critical Path, Inc.**                          50,000           4,250,000
  Digitas, Inc.**                                80,000           1,960,000
  Extreme Networks, Inc.**                       54,100           4,273,900
  Inktomi Corp.**                                85,300          16,633,500
  Juniper Networks, Inc.**                       34,700           9,145,619
  National Information Consortium,
    Inc.**                                      142,500           4,951,875
  Onvia.com, Inc.**                              92,900           1,962,512
  Portal Software, Inc.**                       109,300           6,223,269
  Quest Software, Inc.**                        103,500          11,669,625
  Rational Software Corp.**                      59,200           4,528,800
  Redback Networks, Inc.**                       26,500           7,948,344
  Scient Corp.**                                 19,800           1,795,612
  Siebel Systems, Inc.**                         85,400          10,199,962
  Software.com, Inc.**                           17,300           2,229,537
  Tibco Software, Inc.**                         46,700           3,806,050
  USinternetworking, Inc.**                     343,950          13,328,062
  Verisign, Inc.**                               15,700           2,347,150
  VERITAS Software Corp.**                      108,525          14,216,775
  Vignette Corp.**                               80,200          12,852,050
                                                               ------------
                                                                153,473,170
                                                               ------------
ELECTRONICS -- 21.3%
  Agilent Technologies, Inc.**                   36,700           3,816,800
  Altera Corp.**                                 50,000           4,462,500
  Analog Devices, Inc.**                        105,800           8,523,512
  Applied Micro Circuits Corp.**                 45,200           6,782,825



                                               NUMBER
                                              OF SHARES           VALUE
                                              ---------        ------------
ELECTRONICS (CONTINUED)
  Atmel Corp.**                                 152,000        $  7,847,000
  Avanex Corp.**                                 18,600           2,822,550
  AVX Corp.                                     120,400           9,127,825
  Broadcom Corp., Class A**                      35,200           8,549,200
  Coherent, Inc.**                               39,500           2,054,000
  E-Tek Dynamics, Inc.**                         82,000          19,290,500
  Finisar Corp.**                                22,300           3,267,298
  Flextronics International Ltd.**              155,000          10,917,813
  Intersil Holding Corp.**                      171,600           8,869,575
  KLA-Tencor Corp.**                            179,600          15,131,300
  Lam Research Corp.**                           97,800           4,407,113
  LSI Logic Corp.**                             136,400           9,906,050
  Maxim Integrated Products, Inc.**             158,600          11,270,513
  Novellus Systems, Inc.**                      130,000           7,296,250
  PMC-Sierra, Inc.**                             79,900          16,274,631
  Tektronix, Inc.                               183,900          10,298,400
  TranSwitch Corp.**                             54,200           5,209,975
  Vitesse Semiconductor Corp.**                  50,000           4,812,500
                                                               ------------
                                                                180,938,130
                                                               ------------
ENERGY & UTILITIES -- 3.7%
  Calpine Corp.**                                43,300           4,070,200
  Dynegy, Inc., Class A                         180,800          11,345,200
  Montana Power Co.                             135,000           8,640,000
  Quanta Services, Inc.**                       116,800           7,088,300
                                                               ------------
                                                                 31,143,700
                                                               ------------
FINANCE -- 1.1%
  Charles Schwab Corp.                          159,000           9,033,188
                                                               ------------
MEDICAL & MEDICAL SERVICES -- 0.7%
  Affymetrix, Inc.**                             11,800           1,751,563
  Human Genome Sciences, Inc.**                  49,700           4,128,206
                                                               ------------
                                                                  5,879,769
                                                               ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 1.7%
  Minimed, Inc.**                               112,900          14,620,550
                                                               ------------
MOTOR VEHICLES -- 0.7%
  Harley-Davidson, Inc.                          75,000           5,953,125
                                                               ------------
OIL & GAS -- 7.2%
  BJ Services Co.**                             204,700          15,122,213
  Cooper Cameron Corp.**                        128,800           8,613,500
  ENSCO International, Inc.                     214,600           7,752,425
  Noble Drilling Corp.**                        184,100           7,628,644
  Sante Fe International Corp.                  176,800           6,541,600
  Smith International, Inc.**                   191,700          14,856,750
                                                               ------------
                                                                 60,515,132
                                                               ------------
PHARMACEUTICALS -- 2.6%
  Forest Laboratories, Inc.**                   195,000          16,477,500
  Medarex, Inc.**                                15,000             753,750
  Sepracor, Inc.**                               65,900           4,798,344
                                                               ------------
                                                                 22,029,594
                                                               ------------
RETAIL MERCHANDISING -- 3.2%
  Bed, Bath and Beyond, Inc.**                   71,000           2,795,625
  Best Buy Co., Inc.**                          100,000           8,600,000
  Circuit City Stores, Inc.                     120,000           7,305,000
  Kohl's Corp.**                                 79,000           8,097,500
                                                               ------------
                                                                 26,798,125
                                                               ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                   MID-CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

                                                NUMBER
AS OF MARCH 31, 2000 (UNAUDITED)              OF SHARES          VALUE
                                              ----------    ---------------

COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS -- 16.7%
  ADC Telecommunications, Inc.**                250,000        $ 13,468,750
  Allied Riser Communications Corp.**           175,000           6,081,250
  American Tower Corp., Class A**               151,800           7,495,125
  CIENA Corp.**                                  93,900          11,843,138
  Crown Castle International Corp.**            202,500           7,669,688
  Digital Lightwave, Inc.**                      35,000           2,180,938
  Digital Microwave Corp.**                      95,200           3,224,900
  Ditech Communications Corp.**                  47,800           5,069,788
  Efficient Networks, Inc.**                     43,500           6,775,125
  Focal Communications Corp.**                  106,800           5,980,800
  General Motors Corp., Class H**               119,000          14,815,500
  Netro Corp.**                                  85,000           5,526,328
  Nextel Communications, Inc.,
    Class A**                                    67,400           9,992,050
  Nextel Partners, Inc., Class A**               74,000           2,146,000
  PanAmSat Corp.**                               40,000           1,962,500
  Polycom, Inc.**                                52,000           4,117,750
  Scientific-Atlanta, Inc.                       94,000           5,963,125
  Tekelec**                                      91,800           3,408,075
  Terayon Communications Systems,
     Inc.**                                      24,000           4,920,000
  Time Warner Telecom, Inc., Class A**           51,000           4,054,500
  UTStarcom, Inc.**                              41,600           3,247,400
  WinStar Communications, Inc.**                 37,000           2,220,000
  Wireless Facilities, Inc.**                    82,000           8,630,500
                                                               ------------
                                                                140,793,230
                                                               ------------
TOTAL COMMON STOCKS
  (Cost $583,412,487)                                           755,955,658
                                                               ------------



                                             PAR/SHARES
                                    MATURITY     (000)           VALUE
                                   --------- -----------      -------------

SHORT TERM INVESTMENTS -- 10.6%
  Federal Home Loan Mortgage Corp.
    Discount Notes
       5.93%***                     05/02/00   $  1,500        $  1,492,340
  U.S. Treasury Bills
       5.96%                        04/18/00     25,000          24,929,639
       5.90%                        04/20/00     30,500          30,405,026
  World Bank Discount Notes
       6.05%                        04/03/00     30,500          30,489,749
  Galileo Money Market Fund                       2,242           2,241,731
                                                               ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $89,558,485)                                             89,558,485
                                                               ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $672,970,972*)                                         $845,514,143
                                                               ============

* Cost for Federal income tax purposes is $675,042,037. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

       Gross unrealized appreciation              $199,608,575
       Gross unrealized depreciation               (29,136,469)
                                                  ------------
                                                  $170,472,106
                                                  ============

**  Non-income producing security.
*** Principal amount of securities pledged as initial margin requirement of $1,500,000 on 40 Standard & Poor's 500 Stock Index futures contracts expiring June 2000. The value of such contracts on March 31, 2000 was $15,153,000, thereby resulting in an unrealized gain of $388,559.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                       STATEMENT OF ASSETS AND LIABILITIES
                         MID-CAP GROWTH EQUITY PORTFOLIO

MARCH 31, 2000 (UNAUDITED)

ASSETS
   Investments at value (Cost $672,970,972) .....................................      $  845,514,143
   Collateral received for securities loaned ....................................         245,099,662
   Dividends receivable .........................................................              13,966
   Interest receivable ..........................................................              68,467
   Investments sold receivable ..................................................          45,326,534
   Capital shares sold receivable ...............................................           4,293,151
   Prepaid expenses .............................................................              30,496
   Futures margin receivable ....................................................             110,000
                                                                                       --------------
          TOTAL ASSETS ..........................................................       1,140,456,419
                                                                                       --------------

LIABILITIES
   Payable upon return of securities loaned .....................................         245,099,662
   Investments purchased payable ................................................          12,090,807
   Capital shares redeemed payable ..............................................             557,668
   Advisory fees payable ........................................................             678,697
   Administrative fees payable ..................................................             158,399
   Transfer Agent fees payable ..................................................              53,850
   Other accrued expenses payable ...............................................             298,828
                                                                                       --------------
          TOTAL LIABILITIES .....................................................         258,937,911
                                                                                       --------------

NET ASSETS  (Applicable  to 22,809,652  Institutional  shares  1,975,392  Service shares, 2,525,803 Investor A shares, 3,506,159 Investor B shares and
   1,913,231 Investor C shares outstanding) .....................................      $  881,518,508
                                                                                       ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($621,014,311 (DIVIDE) 22,809,652) ...................              $27.23
                                                                                               ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($53,073,915 (DIVIDE) 1,975,392) ...........................              $26.87
                                                                                               ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($67,277,012 (DIVIDE) 2,525,803) ........................              $26.64
                                                                                               ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($26.64 (DIVIDE) 0.955) ......................................................              $27.90
                                                                                               ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE (subject to a maximum  contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($90,758,210 (DIVIDE) 3,506,159) ........................              $25.89
                                                                                               ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE (subject to a maximum  contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($49,395,060 (DIVIDE) 1,913,231) ........................              $25.82
                                                                                               ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                        SMALL CAP VALUE EQUITY PORTFOLIO

                                                NUMBER
AS OF MARCH 31, 2000 (UNAUDITED)              OF SHARES          VALUE
                                              ----------    ---------------

COMMON STOCKS -- 98.0%
AIR TRANSPORTATION -- 0.5%
  Atlantic Coast Airlines, Inc.**               119,500        $  3,092,062
                                                               ------------
ANALYTICAL INSTRUMENTS -- 0.8%
  PerkinElmer, Inc.**                            72,500           4,821,250
                                                               ------------
BANKS -- 6.5%
  Bank United Corp., Class A                    194,600           6,142,062
  BankAtlantic Bancorp, Inc., Class A           130,857             515,249
  Colonial BancGroup, Inc.**                    218,200           2,345,650
  Commerce Bancorp, Inc.                        158,779           5,874,823
  Cullen/Frost Bankers                          325,000           8,592,187
  Imperial Bancorp**                            285,000           8,835,000
  Roslyn Bancorp, Inc.                          336,180           5,988,206
                                                               ------------
                                                                 38,293,177
                                                               ------------
BEVERAGES -- 0.7%
  Canandaigua Brands, Inc.**                     76,200           3,886,200
                                                               ------------
BROADCASTING -- 0.9%
  Emmis Communications Corp.,
    Class A**                                   118,200           5,496,300
                                                               ------------
BUSINESS SERVICES -- 3.3%
  Affiliated Managers Group, Inc.**             133,478           6,340,205
  American Management Systems,
    Inc.**                                      102,600           4,495,162
  Ciber, Inc.**                                 102,300           2,097,150
  MAXIMUS, Inc.**                                85,400           2,604,700
  Source Information Management
    Co.**                                       228,800           4,004,000
                                                               ------------
                                                                 19,541,217
                                                               ------------
CHEMICALS -- 3.8%
  Cambrex Corp.**                               183,400           7,977,900
  CK Witco Corp.                                580,900           5,917,919
  Cytec Industries, Inc.**                      181,900           5,570,687
  Solutia, Inc.**                               208,800           2,792,700
                                                               ------------
                                                                 22,259,206
                                                               ------------
COMPUTER & OFFICE EQUIPMENT -- 6.3%
  Bell and Howell Co.**                          84,400           2,637,500
  Brio Technology, Inc.**                        85,200           3,216,300
  Integrated Device Technology, Inc.**          179,100           7,096,837
  Micron Electronics**                          164,700           2,305,800
  Newport Corp.                                  21,200           2,862,000
  S3, Inc.**                                    211,700           4,445,700
  Saga Systems, Inc.**                          163,600           5,848,700
  United Stationers, Inc.**                     245,600           8,764,850
                                                               ------------
                                                                 37,177,687
                                                               ------------
COMPUTER SOFTWARE & SERVICES -- 2.1%
  Complete Business Solutions, Inc.**           148,100           3,313,737
  Deltek Systems, Inc.**                        220,600           3,377,937
  DSET Corp.**                                  159,400           2,938,937
  Phoenix Technologies Ltd.**                   132,200           2,792,725
                                                               ------------
                                                                 12,423,336
                                                               ------------
CONSTRUCTION -- 1.0%
  Dal-Tile International, Inc.**                699,200           5,549,900
                                                               ------------
CONTAINERS -- 0.7%
  Silgan Holdings, Inc.**                       195,700           2,372,862
  US Can Corp.**                                 88,100           1,712,444
                                                               ------------
                                                                  4,085,306
                                                               ------------



                                                NUMBER
                                              OF SHARES           VALUE
                                              ----------      -------------

CREDIT INSTITUTIONS -- 0.4%
  Strayer Education, Inc.**                      90,600        $  2,355,600
                                                               ------------
DRUGS & HEALTH CARE -- 0.7%
  Oxford Health Plans, Inc.**                   277,300           4,228,825
                                                               ------------
DURABLE GOODS -- 1.2%
  Kellwood Co.                                  109,500           1,923,094
  Wellman, Inc.                                 253,700           5,026,431
                                                               ------------
                                                                  6,949,525
                                                               ------------
ELECTRONICS -- 9.1%
  Avnet, Inc.                                    47,039           2,963,457
  Belden, Inc.                                  158,540           4,359,850
  Coherent, Inc.**                               79,000           4,108,000
  Cohu, Inc.                                    107,300           4,473,069
  Cypress Semiconductor Corp.**                 121,500           5,991,469
  Dallas Semiconductor Corp.                    123,100           4,323,888
  Electro Scientific Industries, Inc.**          96,400           5,591,200
  Lam Research Corp.**                           88,900           4,006,056
  Methode Electronics, Inc., Class A**           87,700           4,428,850
  Sensormatic Electronics Corp.**               170,400           3,823,350
  Tektronix, Inc.                               121,000           6,776,000
  Veeco Instruments, Inc.**                      33,300           2,464,200
                                                               ------------
                                                                 53,309,389
                                                               ------------
ENERGY & UTILITIES -- 8.8%
  Alliant Energy Corp.                          229,600           6,988,450
  Avista Corp.**                                 95,300           3,883,475
  C & D Technology, Inc.                        234,900          13,859,100
  Cleco Corp.                                   177,300           5,895,225
  Equitable Resources, Inc.                     108,500           4,862,156
  Mitchell Energy & Development Corp.           260,900           5,739,800
  Piedmont Natural Gas, Inc.                    171,200           4,461,900
  Washington Gas Light Corp.                    199,000           5,410,313
                                                               ------------
                                                                 51,100,419
                                                               ------------
FINANCE -- 2.3%
  Friedman, Billings, Ramsey Group,
    Inc., Class A**                             227,900           2,478,413
  Metris Companies, Inc.                         90,548           3,520,054
  Peoples Heritage Financial Group,
    Inc.                                        438,100           6,571,500
  Webster Financial Corp.                        40,000             920,000
                                                               ------------
                                                                 13,489,967
                                                               ------------
FOOD & AGRICULTURE -- 2.5%
  Del Monte Foods Co.**                         395,300           4,224,769
  Hain Food Group, Inc.**                       119,100           3,372,019
  Suiza Foods Corp.**                           173,000           6,963,250
                                                               ------------
                                                                 14,560,038
                                                               ------------
INSURANCE -- 3.5%
  First Health Group Corp.**                     80,700           2,552,138
  FPIC Insurance Group, Inc.**                  229,200           4,011,000
  Gallagher (Arthur J.) & Co.                   191,900           6,236,750
  HCC Insurance Holdings, Inc.                  274,000           3,630,500
  StanCorp Financial Group, Inc.                139,243           3,811,777
                                                               ------------
                                                                 20,242,165
                                                               ------------
JEWELRY -- 0.3%
  Finlay Enterprises, Inc.**                    140,000           1,723,750
                                                               ------------
LEASING -- 0.5%
  Ryder System, Inc.                            131,700           2,987,944
                                                               ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                  SMALL CAP VALUE EQUITY PORTFOLIO (CONTINUED)

                                                NUMBER
AS OF MARCH 31, 2000 (UNAUDITED)              OF SHARES          VALUE
                                              ----------    ---------------


COMMON STOCKS (CONTINUED)
MACHINERY & HEAVY EQUIPMENT -- 3.2%
  Pentair, Inc.                                 190,200        $  7,049,288
  Plantronics, Inc.**                            48,120           4,484,183
  Stewart & Stevenson Services, Inc.            434,500           4,888,125
  Terex Corp.**                                 171,400           2,463,875
                                                               ------------
                                                                 18,885,471
                                                               ------------
MEDIA -- 0.8%
  Valassis Communication, Inc.**                145,250           4,838,641
                                                               ------------
MEDICAL & MEDICAL SERVICES -- 3.9%
  Apria Healthcare Group, Inc.**                238,500           3,443,344
  Biomatrix, Inc.**                              13,100             334,050
  Hologic, Inc.**                               308,800           2,451,100
  Mentor Corp.                                   79,100           2,135,700
  Priority Healthcare Corp., Class B**           92,800           4,663,200
  Quest Diagnostics, Inc.**                      83,000           3,299,250
  Universal Health Services**                   138,000           6,762,000
                                                               ------------
                                                                 23,088,644
                                                               ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 0.6%
  Varian Medical Systems, Inc.**                 81,000           3,695,625
                                                               ------------
METAL & MINING -- 4.6%
  Century Aluminum Co.                          104,400           1,435,500
  Coorstek, Inc.**                               72,700           2,926,175
  Louis Dreyfus Natural Gas Corp.**             156,700           5,327,800
  Mueller Industries, Inc.**                    248,600           7,551,225
  RTI International Metals, Inc.**              386,400           3,405,150
  Steel Dynamics, Inc.**                        338,500           3,913,906
  Wolverine Tube, Inc.**                        176,100           2,256,281
                                                               ------------
                                                                 26,816,037
                                                               ------------
MISCELLANEOUS SERVICES -- 0.7%
  CDI Corp.**                                   106,800           2,029,200
  Interim Services, Inc.**                      126,030           2,339,432
                                                               ------------
                                                                  4,368,632
                                                               ------------
MOTOR VEHICLES -- 0.9%
  Tower Automotive, Inc.**                      328,600           5,380,825
                                                               ------------
OIL & GAS -- 5.3%
  Oneok, Inc.                                   165,000           4,125,000
  Pride International, Inc.**                   316,400           7,217,875
  Questar Corp.**                               176,700           3,279,994
  Santa Fe Snyder Corp.**                       921,000           8,864,625
  Valero Energy Corp.                           246,800           7,558,250
                                                               ------------
                                                                 31,045,744
                                                               ------------
PAPER & FOREST PRODUCTS -- 2.7%
  Chesapeake Corp.                              125,000           3,695,313
  Mail-Well, Inc.**                             311,100           2,702,681
  Rayonier, Inc.                                194,100           9,462,375
                                                               ------------
                                                                 15,860,369
                                                               ------------



                                                NUMBER
                                              OF SHARES           VALUE
                                              ----------      -------------

PHARMACEUTICALS -- 2.0%
  Neurogen Corp.**                               75,600        $  2,334,150
  Trimeris, Inc.**                               88,800           4,434,450
  Vertex Pharmaceuticals, Inc.**                100,800           4,718,700
                                                               ------------
                                                                 11,487,300
                                                               ------------
REAL ESTATE -- 7.9%
  Alexandria Real Estate Equities,
    Inc.                                        162,100           4,863,000
  Brandywine Realty Trust                       263,300           4,509,013
  BRE Properties, Inc.                          193,282           4,989,092
  Camden Property Trust                         233,700           6,324,506
  Eastgroup Properties**                        158,600           3,409,900
  General Growth Properties, Inc.                91,400           2,781,988
  Glenborough Realty Trust, Inc.                307,800           4,463,100
  Lennar Corp.                                  330,665           7,171,297
  Prentiss Properties Trust                     138,500           3,090,281
  SL Green Realty Corp. **                      202,000           4,797,500
                                                               ------------
                                                                 46,399,677
                                                               ------------
RESTAURANTS -- 1.5%
  Jack in the Box, Inc.**                       147,900           3,152,119
  Ruby Tuesday, Inc.                            326,900           5,720,750
                                                               ------------
                                                                  8,872,869
                                                               ------------
RETAIL MERCHANDISING -- 3.2%
  Charming Shoppes, Inc.**                      620,000           3,526,250
  David's Bridal, Inc.**                        292,900           3,533,106
  Duane Reade, Inc.**                           167,800           3,901,350
  Pier 1 Imports, Inc.**                        476,900           4,888,225
  Salton, Inc.**                                 67,600           2,932,150
                                                               ------------
                                                                 18,781,081
                                                               ------------
TELECOMMUNICATIONS -- 3.9%
  CT Communications, Inc.                        74,700           4,482,000
  Leap Wireless International, Inc.**            67,400           6,651,538
  MRV Communications, Inc.**                     55,600           5,094,350
  Pac-West Telecomm, Inc.**                      95,200           2,975,000
  Tut Systems, Inc.**                            60,100           3,579,706
                                                               ------------
                                                                 22,782,594
                                                               ------------
TEXTILES -- 0.5%
  Tropical Sportswear International
    Corp.**                                     253,000           3,099,250
                                                               ------------
TRANSPORTATION -- 0.4%
  Swift Transport, Inc.**                       100,600           2,062,300
                                                               ------------
TOTAL COMMON STOCKS
   (Cost $523,506,742)                                          575,038,322
                                                               ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                  SMALL CAP VALUE EQUITY PORTFOLIO (CONCLUDED)


                                              PAR/SHARES
AS OF MARCH 31, 2000 (UNAUDITED) MATURITY        (000)             VALUE
                                 --------     ----------      -------------

SHORT TERM INVESTMENTS -- 2.0%
   U.S. Treasury Bills
        5.90%                   04/20/00         $3,500        $  3,489,101
   World Bank Discount Notes
        6.05%                   04/03/00          3,500           3,498,824
   Galileo Money Market Fund                      4,565           4,564,558
                                                               ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $11,552,483)                                            11,552,483
                                                               ------------
TOTAL INVESTMENTS IN
   SECURITIES -- 100.0%
   (Cost $535,059,225*)                                        $586,590,805
                                                               ============

------------------------
* Cost for Federal income tax purposes is $535,135,760. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                  $103,633,898
   Gross unrealized depreciation                   (52,178,853)
                                                  ------------
                                                  $ 51,455,045
                                                  ============
** Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                       STATEMENT OF ASSETS AND LIABILITIES
                        SMALL CAP VALUE EQUITY PORTFOLIO

MARCH 31, 2000 (UNAUDITED)

ASSETS
   Investments at value (Cost $535,059,225) ........................................   $586,590,805
   Collateral received for securities loaned .......................................     42,828,085
   Dividends receivable ............................................................        712,923
   Interest receivable .............................................................         60,191
   Investments sold receivable .....................................................     11,412,398
   Capital shares sold receivable ..................................................         89,482
   Prepaid expenses ................................................................         19,165
                                                                                       ------------
          TOTAL ASSETS .............................................................    641,713,049
                                                                                       ------------

LIABILITIES
   Payable upon return of securities loaned ........................................     42,828,085
   Investments purchased payable ...................................................      6,940,762
   Capital shares redeemed payable .................................................        284,130
   Advisory fees payable ...........................................................        272,867
   Administrative fees payable .....................................................        117,713
   Transfer Agent fees payable .....................................................         74,340
   Other accrued expenses payable ..................................................        143,688
                                                                                       ------------
          TOTAL LIABILITIES ........................................................     50,661,585
                                                                                       ------------

NET ASSETS  (Applicable to 31,383,535  Institutional  shares,  3,963,224  Service shares, 1,576,339 Investor A shares, 978,158 Investor B shares and
   277,112 Investor C shares outstanding) ..........................................   $591,051,464
                                                                                       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($486,407,583 (DIVIDE) 31,383,535) ......................         $15.50
                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($61,359,096 (DIVIDE) 3,963,224) ..............................         $15.48
                                                                                             ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($24,404,729 (DIVIDE) 1,576,339) ...........................         $15.48
                                                                                             ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($15.48 (DIVIDE) 0.955) .........................................................         $16.21
                                                                                             ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE (subject to a maximum  contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($14,710,913 (DIVIDE) 978,158) .............................         $15.04
                                                                                             ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE (subject to a maximum  contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($4,169,143 (DIVIDE) 277,112) ..............................         $15.05
                                                                                             ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                        SMALL CAP GROWTH EQUITY PORTFOLIO

                                                NUMBER
AS OF MARCH 31, 2000 (UNAUDITED)              OF SHARES          VALUE
                                              ----------    ---------------

COMMON STOCKS -- 90.0%
ADVERTISING -- 0.9%
  Getty Images, Inc.**                          581,500      $   20,897,656
  Modem Media Poppe Tyson, Inc.**               174,600           5,652,675
                                                             --------------
                                                                 26,550,331
                                                             --------------
AEROSPACE -- 1.1%
  Titan Corp.**                                 634,500          32,359,500
                                                             --------------
BANKS -- 1.0%
  Investors Financial Service Co.               525,500          30,938,812
                                                             --------------
BUSINESS SERVICES -- 1.0%
  Plexus Corp.**                                295,800          19,707,675
  Transactions Systems Architects,
    Inc.**                                      327,300           9,450,787
                                                             --------------
                                                                 29,158,462
                                                             --------------
CHEMICALS -- 0.9%
  Maxygen, Inc.**                               117,900           7,685,606
  Varian, Inc.**                                537,000          20,607,375
                                                             --------------
                                                                 28,292,981
                                                             --------------
COMPUTER & OFFICE EQUIPMENT -- 4.5%
  Bindview Development Corp.**                  688,500          21,386,531
  Factset Research Systems, Inc.                237,700           6,432,756
  M-Systems Flash Disk Pioneers
    Ltd.**                                      140,000           7,420,000
  Manugistics Group, Inc.**                     559,600          28,119,900
  Micromuse, Inc.**                             368,500          51,152,406
  Remedy Corp.**                                477,600          20,118,900
  Ventro Corp.**                                 39,505           2,236,942
                                                             --------------
                                                                136,867,435
                                                             --------------
COMPUTER SOFTWARE & SERVICES -- 22.6%
  724 Solutions, Inc.**                          37,300           4,643,850
  About.com, Inc.**                              90,800           8,001,750
  Actuate Software Corp.**                      289,000          15,551,812
  Advanced Digital Information
    Corp.**                                   1,340,700          45,918,975
  Art Technology Group, Inc.**                  284,400          18,681,525
  Aspect Development, Inc.**                    830,100          53,437,687
  Aspen Technology, Inc.**                      432,200          17,450,075
  Business Objects, SA - ADR**                  641,700          63,849,150
  Centra Software, Inc.**                        46,300             972,300
  China.com Corp. - ADR**                       243,200          19,699,200
  Cognizant Technology Solutions,
    Inc.**                                      247,100          15,443,750
  Cysive, Inc.**                                114,100           7,815,850
  Emulex Corp.**                                202,098          22,053,944
  Exchange Applications, Inc.**                 106,700           5,646,764
  FairMarket, Inc.**                            105,000           2,388,750
  FileNET Corp.**                               264,300           7,862,925
  Informatica Corp.**                           222,600          17,098,462
  Keynote Systems, Inc.**                       130,900          13,384,525
  Loudeye Technologies, Inc.**                   98,600           3,438,675
  Macromedia, Inc.**                            146,900          13,266,906
  Mercury Interactive Corp.**                   810,500          64,232,125
  Multex.com, Inc.**                            258,300           9,589,387
  Navisite, Inc.**                              104,100          12,674,175
  Net.Genesis Corp.**                            73,100           3,271,225
  Netegrity, Inc.**                             127,900           8,761,150
  Netpliance, Inc.**                             24,400             353,800
  Ondisplay, Inc.**                              39,400           3,255,425
  PC-Tel, Inc.**                                 24,800           1,866,200



                                                NUMBER
                                              OF SHARES           VALUE
                                              ----------     --------------
COMPUTER SOFTWARE & SERVICES (CONTINUED)
  Peregrine Systems, Inc.**                     833,800      $   55,916,712
  Register.com, Inc.**                          402,900          28,001,550
  Retek, Inc.**                                  86,200           3,550,362
  RSA Security, Inc.**                          337,500          17,486,719
  Selectica, Inc.**                              60,900           5,374,425
  Smartforce Public Ltd. Co.**                  382,000          17,524,250
  SoftNet Systems, Inc.**                       243,300           7,116,525
  Switchboard, Inc.**                           353,500          12,151,562
  TSI International Software Ltd.**             195,900          16,271,944
  ValueClick, Inc.**                             35,000             732,813
  VERITAS Software Corp.**                      234,338          30,698,212
  Versata, Inc.**                                26,000           1,564,875
  Viador, Inc.**                                 70,100           3,426,137
  Vicinity Corp.**                               85,300           2,964,175
  Websense, Inc.**                               70,100           3,369,181
  WebTrends Corp.**                             257,300          18,525,600
                                                             --------------
                                                                685,285,404
                                                             --------------
CONSTRUCTION -- 0.0%
  Morrison Knudsen Corp.**                          162                 344
                                                             --------------
DURABLE GOODS -- 0.2%
  Global Sports, Inc.**                         326,000           6,071,750
                                                             --------------
ELECTRONICS -- 20.2%
  Aether Systems, Inc.**                        133,000          24,139,500
  Alpha Industries, Inc.**                      268,900          25,545,500
  Applied Micro Circuits Corp.**                507,400          76,141,713
  C-Cor Electronics, Inc.**                     323,600          15,856,400
  Caliper Technologies Corp.**                   33,700           2,725,488
  DII Group, Inc.**                             473,900          53,580,319
  Exar Corp.**                                  128,000           9,160,000
  Kemet Corp.**                                 591,400          37,406,050
  Kopin Corp.**                                 608,800          41,855,000
  LTX Corp.**                                   637,900          28,825,106
  Micrel, Inc.**                                468,200          44,947,200
  Powerwave Technologies, Inc.**                174,920          21,865,000
  QLogic Corp.**                                527,900          71,530,450
  SDL, Inc.**                                   414,400          88,215,400
  Silicon Image, Inc.**                         287,700          20,606,513
  TranSwitch Corp.**                            190,900          18,350,263
  Varian Semiconductor Equipment
    Associates, Inc.**                          522,400          33,237,700
                                                             --------------
                                                                613,987,602
                                                             --------------
ENERGY & UTILITIES -- 1.6%
  Calpine Corp.**                               482,100          45,317,400
  Catalytica, Inc.**                             16,300             237,369
  Power-One, Inc.**                              37,800           2,282,175
                                                             --------------
                                                                 47,836,944
                                                             --------------
ENTERTAINMENT & LEISURE -- 0.2%
  Speedway Motorsports, Inc.**                  209,800           5,231,888
                                                             --------------
MACHINERY & HEAVY EQUIPMENT -- 0.8%
  Helix Technology Corp.                        391,956          23,541,857
                                                             --------------
MEDICAL & MEDICAL SERVICES -- 2.7%
  Aurora Biosciences Corp.**+                   400,000          14,232,000
  Inhale Therapeutic Systems, Inc.**            313,200          23,333,400
  Maxim Pharmaceuticals, Inc.**                  77,000           3,614,188
  Pharmacopeia, Inc.**+                         400,000          17,896,000
  Rowan Cos., Inc.**                            746,000          21,960,375
                                                             --------------
                                                                 81,035,963
                                                             --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                  SMALL CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

                                                NUMBER
AS OF MARCH 31, 2000 (UNAUDITED)              OF SHARES          VALUE
                                              ----------    ---------------

COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS & SUPPLIES -- 1.4%
  Emisphere Technologies, Inc.**                452,200      $   23,457,875
  PolyMedica Corp.**                             38,200           2,244,250
  Techne Corp.**                                264,600          18,257,400
                                                             --------------
                                                                 43,959,525
                                                             --------------
OIL & GAS -- 3.7%
  Atwood Oceanics, Inc.**                       521,400          34,575,338
  Cal Dive International, Inc.**                188,900           9,586,675
  Global Marine, Inc.**                         800,000          20,300,000
  Hanover Compressor Co.**                      227,200          12,922,000
  Lone Star Technologies, Inc.**                 85,100           3,967,788
  Marine Drilling Cos., Inc.**                1,072,000          29,413,000
  Superior Energy Services, Inc.**              240,500           2,344,875
                                                             --------------
                                                                113,109,676
                                                             --------------
PHARMACEUTICALS -- 6.4%
  Aclara Biosciences, Inc.**                    190,343           7,506,652
  Alkermes, Inc.**                              204,900          18,953,250
  Celgene Corp.**                               249,500          24,840,844
  Cephalon, Inc.**                              212,900           7,983,750
  Genzyme Transgenics Corp.**                   181,600           3,632,000
  Incyte Pharmaceuticals, Inc.**                 70,600           6,142,200
  IntraBiotics Pharmaceuticals, Inc.**          119,700           1,795,500
  Millennium Pharmaceuticals, Inc.**            118,900          15,442,138
  Pharmacyclics, Inc.**                         185,500          10,330,031
  QLT PhotoTherapeutics, Inc.**                 145,200           8,022,300
  Shire Pharmaceuticals Group
    PLC - ADR**                                 697,261          35,734,626
  Titan Pharmaceuticals, Inc.**+                400,000          11,220,000
  Tularik, Inc.**                               226,900           7,005,538
  United Therapeutics Corp.**                   227,800          17,711,450
  Vertex Pharmaceuticals, Inc.**                274,700          12,859,394
  Viropharma, Inc.**                            108,100           6,627,881
                                                             --------------
                                                                195,807,554
                                                             --------------
PUBLISHING -- 0.1%
  Information Holdings, Inc.**                  128,800           4,033,050
                                                             --------------
RETAIL MERCHANDISING -- 1.4%
  Pacific Sunwear of California, Inc.**         580,500          22,349,250
  Talbots, Inc.                                 370,500          21,813,188
                                                             --------------
                                                                 44,162,438
                                                             --------------
RESTAURANTS -- 0.0%
  The Cheesecake Factory, Inc.**                 17,500             728,438
                                                             --------------
TELECOMMUNICATIONS -- 19.3%
  Adaptive Broadband Corp.**                    278,400          14,894,400
  Alamosa PCS Holdings, Inc.**                   66,300           2,502,825
  Allegiance Telecom, Inc.**                    252,150          20,329,594
  Anadigics, Inc.**                             442,200          29,185,200
  Ditech Communications Corp.**                 291,500          30,917,219
  Eloquent, Inc.**                              302,900           6,171,588
  Harmonic Lightwaves, Inc.**                   336,300          27,996,975
  ICG Communications, Inc.**                    357,100          12,900,238
  Interwave Communications
    International Ltd.**                         55,800           1,680,975
  Mastec, Inc.**                                509,100          45,309,900
  Microcell Telecommunications,
    Inc.**                                      314,500          13,955,938
  MRV Communications, Inc.**                    184,800          16,932,300
  Natural Microsystems Corp.**                  256,900          22,029,175



                                                NUMBER
                                              OF SHARES           VALUE
                                              ----------     --------------


TELECOMMUNICATIONS (CONTINUED)
  Net2000 Communications, Inc.**                 85,100      $    2,021,125
  Pegasus Communications Corp.**                421,200          59,283,900
  Pinnacle Holdings, Inc.**                   1,373,700          75,896,925
  Polycom, Inc.**                               649,200          51,408,525
  Proxim, Inc.**                                116,800          13,979,500
  SBA Communications Corp.**                    883,500          38,874,000
  SeaChange International, Inc.**               173,100          10,667,287
  Spectrasite Holdings, Inc.**                  508,500          14,396,906
  Terayon Communications Systems,
    Inc.**                                      280,500          57,502,500
  Viatel, Inc.**                                269,900          13,545,606
  Westell Technologies, Inc.,
    Class A**                                     4,000             127,500
  Witness Systems, Inc.**                        85,600           2,600,100
                                                             --------------
                                                                585,110,201
                                                             --------------
TOTAL COMMON STOCKS
  (Cost $1,721,449,859)                                       2,734,070,155
                                                             --------------

                                              PAR/SHARES
                                MATURITY         (000)
                               ----------     ----------
CORPORATE BONDS -- 0.2%
  Speedway Motorsports, Inc.
    5.75%                       09/30/03       $  7,000           6,676,250
   (Cost $7,000,000)                                        --------------
SHORT TERM INVESTMENTS -- 9.8%
  Federal Home Loan Bank
    Discount Notes
       5.60%                    04/03/00         42,574          42,560,755
       5.80%                    04/06/00         22,126          22,108,176
       5.93%                    04/07/00          4,000           3,996,047
       5.92%***                 04/18/00        129,520         129,157,920
  U.S. Treasury Bills
       5.96%                    04/18/00         25,000          24,929,639
       5.90%                    04/20/00         65,300          65,096,663
Galileo Money Market Fund                         8,637           8,636,674
                                                             --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $296,485,874)                                           296,485,874
                                                             --------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $2,024,935,733*)                                     $3,037,232,279
                                                             ==============

-----------------
* Cost for Federal income tax purposes is $2,028,614,373. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

        Gross unrealized appreciation           $1,104,681,192
        Gross unrealized depreciation              (96,063,286)
                                                --------------
                                                $1,008,617,906
                                                ==============

**  Non-income producing security.
*** Principal  amount of securities  pledged as initial  margin  requirement  of
    $2,000,000 on 300 Standard & Poor's 500 Stock Index futures contracts expiring June 2000. The value of such contracts on March 31, 2000 was $113,647,500, thereby resulting in an unrealized gain of $1,864,149.
+   Security was valued in accordance with fair market value procedures.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                       STATEMENT OF ASSETS AND LIABILITIES
                        SMALL CAP GROWTH EQUITY PORTFOLIO

MARCH 31, 2000 (UNAUDITED)

ASSETS
   Investments at value (Cost $2,024,935,733) ....................................   $3,037,232,279
   Collateral received for securities loaned .....................................      286,633,656
   Dividends receivable ..........................................................              855
   Interest receivable ...........................................................          583,561
   Investments sold receivable ...................................................       40,051,011
   Capital shares sold receivable ................................................        3,211,508
   Prepaid expenses ..............................................................           48,618
   Futures margin receivable .....................................................          540,798
                                                                                     --------------
          TOTAL ASSETS ...........................................................    3,368,302,286
                                                                                     --------------

LIABILITIES
   Payable upon return of securities loaned ......................................      286,633,656
   Investments purchased payable .................................................       17,051,620
   Capital shares redeemed payable ...............................................        2,076,053
   Advisory fees payable .........................................................        1,517,189
   Administrative fees payable ...................................................          620,465
   Transfer Agent fees payable ...................................................          187,710
   Other accrued expenses payable ................................................          603,419
                                                                                     --------------
          TOTAL LIABILITIES ......................................................      308,690,112
                                                                                     --------------

NET ASSETS  (Applicable  to 61,094,243  Institutional  shares  8,723,355  Service shares, 4,500,654 Investor A shares, 2,589,412 Investor B shares and
   1,321,953 Investor C shares outstanding) ......................................   $3,059,612,174
                                                                                     ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($2,408,218,686 (DIVIDE) 61,094,243) ..................           $39.42
                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($336,227,866 (DIVIDE) 8,723,355) ...........................           $38.54
                                                                                             ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($171,773,169 (DIVIDE) 4,500,654) ........................           $38.17
                                                                                             ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($38.17 (DIVIDE) 0.955) .......................................................           $39.97
                                                                                             ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE (subject to a maximum  contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($94,933,888 (DIVIDE) 2,589,412) .........................           $36.66
                                                                                             ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE (subject to a maximum  contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($48,458,565 (DIVIDE) 1,321,953) .........................           $36.66
                                                                                             ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                             STATEMENT OF NET ASSETS
                           MICRO-CAP EQUITY PORTFOLIO


                                                NUMBER
AS OF MARCH 31, 2000 (UNAUDITED)              OF SHARES          VALUE
                                              ----------    ---------------

COMMON STOCKS -- 78.6%
APPAREL -- 0.3%
  Stephen Madden Ltd.**                         128,900        $  2,449,100
                                                               ------------
BUSINESS SERVICES -- 2.4%
  Administaff, Inc.                              85,300           3,348,025
  HeadHunter.net, Inc.**                         53,700             969,956
  Macrovision Corp.**                           161,100          13,874,737
                                                               ------------
                                                                 18,192,718
                                                               ------------
COMPUTER & OFFICE EQUIPMENT -- 3.8%
  Cisco Systems, Inc.**                              85               6,533
  Immersion Corp.**                             247,000          14,820,000
  Sonic Foundry, Inc.**                         140,000          13,650,000
                                                               ------------
                                                                 28,476,533
                                                               ------------
COMPUTER SOFTWARE & SERVICES -- 21.2%
  Blaze Software, Inc.**                        108,600           3,095,100
  Blue Wave Systems, Inc.**                     257,700           4,123,200
  Caminus Corp.**                               225,500           4,510,000
  Clarus Corp.**                                100,000           7,062,500
  Clickaction, Inc.**                           139,600           6,927,650
  Data Critical Corp.**                          35,000             505,312
  Datalink.net, Inc.**                           80,500           5,126,844
  Documentum, Inc.**                            214,800          16,754,400
  eBenX, Inc.**                                  65,000           1,917,500
  Echelon Corp.**                                45,000           2,947,500
  Eprise Corp.**                                129,800           2,044,350
  Integrated Information Systems, Inc.**        300,000           6,539,062
  Interleaf, Inc.**                             107,400           5,047,800
  Internet Commerce Corp.**                      35,000           1,653,750
  Interspeed, Inc.**                             75,000           1,603,125
  iPrint.com, Inc.**                            216,900           4,175,325
  Keithley Instruments, Inc.                    139,600           6,648,450
  Media 100, Inc.**                             247,000           8,614,125
  Netopia, Inc.**                               171,800          12,358,862
  Optibase Ltd.**                                20,000             475,000
  Optika, Inc.**                                105,000           2,940,000
  Performance Technologies, Inc.**              171,800           7,462,563
  Pilot Network Services, Inc.**                320,000          10,580,000
  Puma Technology, Inc.**                       100,000           5,062,500
  Quicklogic Corp.**                            161,100           5,457,262
  Radcom Ltd.**                                 263,600           3,492,700
  RADVision Ltd.**                               89,200           4,671,850
  Talx Corp.**                                  150,300           2,855,700
  Virata Corp.**                                 90,000           8,988,750
  Zoran Corp.**                                  91,300           5,141,331
                                                               ------------
                                                                158,782,511
                                                               ------------
CONSTRUCTION -- 0.7%
  Shaw Group, Inc.**                            140,000           4,935,000
                                                               ------------
ELECTRONICS -- 19.8%
  ACT Manufacturing, Inc.**                     160,000           8,950,000
  Anaren Microwave, Inc.**                      110,000          10,546,250
  Astropower, Inc.**                             70,000           2,261,875
  C-Cor Electronics, Inc.**                     199,200           9,760,800
  California Micro Devices Corp.**               53,700           1,473,394
  Elantec Semiconductor, Inc.**                 161,100          11,850,919
  Emcor Corp.**                                  39,300           4,521,956
  Integrated Measurement System,
    Inc.**                                       87,500           1,777,344



                                                NUMBER
                                              OF SHARES           VALUE
                                              ----------     --------------

ELECTRONICS (CONTINUED)
  Interlink Electronics, Inc.**                 171,800        $ 16,385,425
  Mattson Technology, Inc.**                    300,000          12,787,500
  Merix Corp.                                    66,500           1,546,125
  Nanometrics, Inc.**                           322,200          15,707,250
  Nu Horizons Electronics Corp.**               322,200           7,128,675
  Pericom Semiconductor Corp.**                 268,500           9,582,094
  Rudolph Technologies, Inc.**                  134,200           6,039,000
  Semitool, Inc.**                              386,600           7,031,287
  Silicon Image, Inc.**                          65,000           4,655,625
  TelCom Semiconductor, Inc.**                  214,800           6,497,700
  Three-Five Systems, Inc.**                    123,800           7,428,000
  Universal Electronics, Inc.**                 107,400           2,604,450
                                                               ------------
                                                                148,535,669
                                                               ------------
ENTERTAINMENT & LEISURE -- 0.4%
  LodgeNet Entertainment Corp.**                165,000           3,310,312
                                                               ------------
INDUSTRIAL -- 0.6%
  Ilex Oncology, Inc.**                         100,000           4,200,000
                                                               ------------
MEASURING & CONTROLLING DEVICES -- 1.0%
  Meade Instruments Corp.**                      78,000           5,382,000
  Robotic Vision Systems, Inc.**                125,000           2,000,000
                                                               ------------
                                                                  7,382,000
                                                               ------------
MEDICAL & MEDICAL SERVICES -- 0.5%
  Arqule, Inc.**                                150,000           2,025,000
  Aspect Medical System, Inc.**                  50,000           1,793,750
                                                               ------------
                                                                  3,818,750
                                                               ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 0.7%
  Endocare, Inc.**                              150,000           2,868,750
  Fusion Technology**                           107,400           2,094,300
  Innerdyne Medical, Inc.**                     107,400             657,825
                                                               ------------
                                                                  5,620,875
                                                               ------------
MISCELLANEOUS SERVICES -- 1.7%
  Gasonics International Corp.**                322,200          12,777,244
                                                               ------------
PHARMACEUTICALS -- 6.3%
  Cima Labs, Inc.**                             161,100           2,768,906
  Dusa Pharmaceuticals, Inc.**                  150,000           3,590,625
  Epoch Pharmaceuticals, Inc.**                 161,100           2,315,813
  Genzyme Transgenics Corp.**                   120,300           2,406,000
  Pharmacopeia, Inc.**                          172,500           8,452,500
  Titan Pharmaceuticals, Inc.**                 240,000           7,470,000
  Trimeris, Inc.**                              175,000           8,739,063
  United Therapeutics Corp.**                   150,000          11,662,500
                                                               ------------
                                                                 47,405,407
                                                               ------------
RETAIL MERCHANDISING -- 1.4%
  Hot Topic, Inc.**                             189,800           6,643,000
  Vans, Inc.**                                  241,600           3,895,800
                                                               ------------
                                                                 10,538,800
                                                               ------------
TELECOMMUNICATIONS -- 17.8%
  AltiGen Communications, Inc.**                135,500           1,541,313
  Apropos Technology, Inc.**                     65,000           2,405,000
  Arguss Holdings, Inc.**                       175,000           3,915,625
  Celeritek, Inc.**                              80,500           5,091,625
  CTC Communications Corp.**                    290,000          12,361,250

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                             STATEMENT OF NET ASSETS
                     MICRO-CAP EQUITY PORTFOLIO (CONCLUDED)

                                                NUMBER
AS OF MARCH 31, 2000 (UNAUDITED)              OF SHARES          VALUE
                                              ----------    ---------------

COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
  Eloquent, Inc.**                              145,000        $  2,954,375
  Globespan, Inc.**                              60,000           6,116,250
  Gric Communications, Inc.**                   160,000           5,400,000
  International Fibercom, Inc.**                214,800           5,101,500
  Natural Microsystems Corp.**                  193,300          16,575,475
  Netoptix Corp.**                              107,400          18,445,950
  NorthEast Optic Network, Inc.**                35,000           2,959,688
  SeaChange International, Inc.**               211,800          13,052,175
  Spectrasite Holdings, Inc.**                  370,000          10,475,625
  Telaxis Communications Corp.**                161,100           9,683,620
  Tollgrade Communications, Inc.**              264,200          14,002,600
  TTI Team Telecom International Ltd.**         130,000           4,290,000
                                                               ------------
                                                                134,372,071
                                                               ------------
TOTAL COMMON STOCKS
  (Cost $457,958,369)                                           590,796,990
                                                               ------------

                                             PAR/SHARES
                                MATURITY        (000)
                               ----------    ----------
SHORT TERM INVESTMENTS -- 21.2%
  Federal Home Loan Bank
    Discount Notes
           5.60%                04/03/00    $     9,280           9,277,113
           5.89%***             04/04/00          2,000           1,998,751
           5.86%***             04/07/00          2,000           1,998,047
  Federal Home Loan Mortgage Corp.
    Discount Notes
           5.93%***             05/02/00          2,800           2,785,702
  Federal National Mortgage
    Association Discount Notes
           5.72%                05/04/00          1,200           1,193,605
  U.S. Treasury Bills
           5.96%                04/18/00         25,000          24,929,639
           5.90%                04/20/00         60,000          59,813,167
  World Bank Discount Notes
           6.05%                04/03/00         50,720          50,702,952
  Galileo Money Market Fund                       6,635           6,634,509
                                                               ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $159,333,485)                                          159,333,485
                                                               ------------
TOTAL INVESTMENTS IN
  SECURITIES
  (Cost $617,291,854*)                            99.8%         750,130,475

OTHER ASSETS IN EXCESS OF
  LIABILITIES                                      0.2%           1,388,317
                                               --------        ------------
NET ASSETS (Applicable to 2,475,326
  Institutional shares, 59,423 Service
  shares, 4,041,131  Investor  A shares,
  5,318,680  Investor  B shares  and
  3,412,680 Investor C shares
  outstanding)                                   100.0%        $751,518,792
                                                =======        ============



NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($123,339,046 (DIVIDE) 2,475,326)                                  $49.83
                                                                     ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
  ($2,945,150 (DIVIDE) 59,423)                                       $49.56
                                                                     ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($199,683,079 (DIVIDE) 4,041,131)                                  $49.41
                                                                     ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($49.41 (DIVIDE) 0.950)                                            $52.01
                                                                     ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($259,235,301 (DIVIDE) 5,318,680)                                  $48.74
                                                                     ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($166,316,216 (DIVIDE) 3,412,680)                                  $48.73
                                                                     ======

--------------------
* Cost for Federal income tax purposes is $618,091,341. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                  $157,951,924
   Gross unrealized depreciation                   (25,912,790)
                                                  ------------
                                                  $132,039,134
                                                  ============

**  Non-income producing security.
*** Principal amount of securities pledged as initial margin require- ment of $6,800,000 on 250 Standard & Poor's 500 Stock Index futures contracts expiring June 2000. The value of such contracts on March 31, 2000 was $94,706,250, thereby resulting in an unrealized gain of $1,945,929.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                             STATEMENT OF NET ASSETS
                         INTERNATIONAL EQUITY PORTFOLIO


                                                NUMBER
AS OF MARCH 31, 2000 (UNAUDITED)              OF SHARES          VALUE
                                              ----------    ---------------

COMMON STOCKS -- 98.2%
FINLAND -- 3.7%
  Nokia AB, Class A                             248,121      $   52,469,922
                                                             --------------
FRANCE -- 11.1%
  Alcatel Alsthom                               126,133          27,674,985
  Axa SA                                        137,863          19,536,979
  Canal Plus                                    109,700          24,142,880
  Rhone-Poulenc SA                              367,600          20,119,915
  Total Fina SA                                 223,148          33,416,577
  Vivendi Generale Des Eaux                     287,170          33,111,643
                                                             --------------
                                                                158,002,979
                                                             --------------
GERMANY -- 6.1%
  Allianz AG                                     68,374          27,969,308
  Aventis Delivery Rights**                     169,392           8,914,771
  Deutsche Bank AG                              377,441          24,992,505
  Siemens AG                                    177,000          25,403,303
                                                             --------------
                                                                 87,279,887
                                                             --------------
HONG KONG -- 4.3%
  Cable and Wireless Ltd.                     2,577,800           6,753,627
  Cheung Kong Ltd.                            1,076,000          16,098,889
  China Telecommunications Ltd.**             1,185,000          10,386,727
  First Pacific Co. Ltd.                     16,700,000           8,096,385
  Henderson Land Development Co.
    Ltd.                                      2,600,000          12,254,543
  Pacific Century Cyberworks**                2,000,000           4,674,758
  South China Morning Post Holdings
    Ltd.                                      3,700,000           3,563,861
                                                             --------------
                                                                 61,828,790
                                                             --------------
ITALY -- 1.6%
  Telecom Italia Mobile SpA                   1,855,000          22,755,509
                                                             --------------
JAPAN -- 24.2%
  Asahi Glass Co. Ltd.                        1,418,000          12,111,028
  Bank Of Tokyo-Mitsubishi Ltd.                 900,000          12,872,809
  Bridgestone Corp.                             711,000          15,701,404
  Daiwa Securities Co. Ltd.                   1,200,000          22,580,796
  Fuji Heavy Industries Ltd.                  1,407,000          11,427,199
  Fujitsu Ltd.                                  527,000          16,185,341
  Mabuchi Motors Co. Ltd.                        95,200          10,117,289
  Matsushita Electric Industrial Co.            655,000          19,605,610
  Mitsubishi Corp.                            1,620,000          14,705,012
  Mitsui Fudosan Co. Ltd.                     1,553,000          14,838,781
  Nintendo Co. Ltd.                              46,100           8,112,950
  Nippon Telegraph & Telephone
    Corp.                                        12,690          20,167,400
  NTT Mobile Communication Network,
    Inc.                                          4,880          20,030,999
  Ricoh Co.                                   1,237,000          26,533,410
  Sankyo Company Ltd.                           746,000          18,801,827
  Shin-Etsu Chemical Co.                        308,000          18,708,521
  Sony Corp.                                     49,200           6,955,587
  Sumitomo Bank Ltd.                          1,492,000          22,256,709
  TDK Corp.                                     140,000          19,082,527
  Toshiba Corp.                               1,746,000          17,806,420
  Toyota Motor Corp.                            320,000          16,754,249
                                                             --------------
                                                                345,355,868
                                                             --------------



                                                NUMBER
                                              OF SHARES           VALUE
                                              ----------     --------------

NETHERLANDS -- 10.3%
  Buhrmann NV                                 1,096,755      $   27,810,584
  Elsevier NV                                 2,441,600          24,764,810
  Internationale Nederlanden
    Groep NV                                    450,234          24,384,246
  Konin Philips                                 191,506          32,178,183
  United Pan-Europe
    Communications NV**                         356,889          16,675,333
  Verenigde Nederlandse
    Uitgeversbedrijven Verenigd Bezit           352,612          20,767,287
                                                             --------------
                                                                146,580,443
                                                             --------------
NORWAY -- 0.5%
  Stepstone ASA**                             2,575,900           6,653,998
                                                             --------------
PORTUGAL -- 1.3%
  Portugal Telecom SA                         1,509,475          19,354,651
                                                             --------------
SINGAPORE -- 2.3%
  DBS Group Holdings Ltd.                     1,562,875          20,649,262
  Oversea-Chinese Banking
    Corp.                                     1,900,000          11,774,197
                                                             --------------
                                                                 32,423,459
                                                             --------------
SPAIN -- 5.9%
  Banco Bilbao Vizcaya SA                             1                  15
  Banco Santander Central Hisp                2,113,013          22,705,786
  Repsol SA                                   1,557,383          34,140,914
  Telefonica Espana**                         1,088,550          27,498,369
                                                             --------------
                                                                 84,345,084
                                                             --------------
SWEDEN -- 5.8%
  Electrolux AB, Series B                     1,181,000          22,348,759
  Ericsson Telephone Co. LM                     489,000          42,957,242
  Tele1 Europe**                                930,100          17,600,830
                                                             --------------
                                                                 82,906,831
                                                             --------------
SWITZERLAND -- 3.7%
  Credit Suisse Group                           124,500          24,784,688
  Roche Holding AG                                2,580          28,023,576
                                                             --------------
                                                                 52,808,264
                                                             --------------
UNITED KINGDOM -- 17.4%
  Barclays PLC                                  915,000          24,260,206
  British Telecommunications PLC              1,670,000          31,303,774
  Cable & Wireless PLC                        1,215,000          22,833,050
  Glaxo Wellcome PLC                            995,000          28,492,457
  Granada Group PLC                           2,170,000          23,280,612
  Reuters Group PLC                           1,050,000          21,306,827
  Scottish Power PLC                          2,683,658          21,737,994
  Vodafone Group PLC                         13,580,929          75,504,811
                                                             --------------
                                                                248,719,731
                                                             --------------
TOTAL COMMON STOCKS
  (Cost $1,103,086,032)                                       1,401,485,416
                                                             --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                             STATEMENT OF NET ASSETS
                   INTERNATIONAL EQUITY PORTFOLIO (CONCLUDED)

                                                NUMBER
AS OF MARCH 31, 2000 (UNAUDITED)              OF SHARES          VALUE
                                              ----------    ---------------

PREFERRED STOCK -- 2.0%
  SAP AG Non Voting                              39,100      $   28,715,062
                                                             --------------
  (Cost $23,796,787)

TOTAL INVESTMENTS IN
  SECURITIES
  (Cost $1,126,882,819*)                         100.2%       1,430,200,478

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                    (0.2%)         (3,003,071)
                                               --------      --------------
NET ASSETS  (Applicable to 78,333,877
  Institutional  shares,  8,456,997
  Service shares,  2,065,425  Investor A
  shares,  627,888 Investor B shares
  and 108,585 Investor C shares
  outstanding)                                   100.0%      $1,427,197,407
                                               ========      ==============

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($1,249,063,307 (DIVIDE) 78,333,877)                               $15.95
                                                                     ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
  ($134,066,678 (DIVIDE) 8,456,997)                                  $15.85
                                                                     ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($32,647,226 (DIVIDE) 2,065,425)                                   $15.81
                                                                     ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($15.81 (DIVIDE) 0.950)                                            $16.64
                                                                     ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($9,736,638 (DIVIDE) 627,888)                                      $15.51
                                                                     ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($1,683,558 (DIVIDE) 108,585)                                      $15.50
                                                                     ======
------------------
* Cost for Federal income tax purposes is $1,126,937,227. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

       Gross unrealized appreciation              $349,024,571
       Gross unrealized depreciation               (45,761,320)
                                                  ------------
                                                  $303,263,251
                                                  ============

**  Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                    INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

                                                NUMBER
AS OF MARCH 31, 2000 (UNAUDITED)              OF SHARES          VALUE
                                              ----------    ---------------

COMMON STOCKS -- 76.5%
BELGIUM -- 1.1%
  Lernout & Hauspie Speech Products
    NV                                           25,000        $  2,762,500
                                                               ------------
CANADA -- 6.4%
  724 Solutions, Inc.**                          15,000           1,867,500
  Certicom Corp.**                               20,000           2,011,944
  Cognos, Inc.**                                 50,000           3,128,125
  GT Group Telecom, Inc. - Class B**            150,000           3,131,250
  Microcell Telecommunications, Inc.**           60,000           2,662,500
  Research in Motion Ltd.**                      35,000           3,727,500
                                                               ------------
                                                                 16,528,819
                                                               ------------
FINLAND -- 1.1%
  Elcoteq Network Corp. - Class A               100,000           2,822,777
                                                               ------------
FRANCE -- 2.7%
  Activcard SA**                                 20,000             917,500
  GFI Informatique SA                            10,000           1,740,553
  Integra-Net SA**                              125,000           4,376,501
                                                               ------------
                                                                  7,034,554
                                                               ------------
GERMANY -- 11.0%
  ADVA Optical Networking AG**                    4,000           2,564,422
  Business Objects SA - Spons. ADR**             40,000           3,980,000
  GFT Technologies AG**                          20,000           4,459,031
  Intershop Communications AG**                  11,000           4,999,665
  Ision Internet AG**                             1,800             173,960
  Ixos Software AG**                             50,000           2,009,435
  LPKF Laser & Electronics**                     20,000           4,803,506
  Pixelpark AG**                                  5,000             573,646
  Softline AG**                                  50,000           2,066,847
  Trintech Group PLC - ADR**                     70,000           2,730,000
                                                               ------------
                                                                 28,360,512
                                                               ------------
HONG KONG -- 0.8%
  China.com Corp. - ADR**                        16,900           1,368,900
  Legend Holdings Ltd.                          400,000             637,000
                                                               ------------
                                                                  2,005,900
                                                               ------------
IRELAND -- 1.5%
  Riverdeep Group PLC - Spons. ADR**              5,000             201,562
  SmartForce PLC - Spons. ADR**                  83,000           3,807,625
                                                               ------------
                                                                  4,009,187
                                                               ------------
ISRAEL -- 4.2%
  Check Point Software Technologies
    Ltd.**                                       20,000           3,421,250
  Metalink Ltd.**                                45,000           1,726,875
  Nice Systems Ltd.**                            25,000           1,781,250
  RADVision Ltd.**                               75,000           3,928,125
                                                               ------------
                                                                 10,857,500
                                                               ------------
JAPAN -- 10.3%
  Fast Retailing Co. Ltd.                        12,000           5,282,502
  Net One Systems Co. Ltd.                        1,650           5,952,321
  Okasan Securities Co. Ltd.                    300,000           3,305,220
  Park24 Co. Ltd.                                35,000           4,521,522
  Taiyo Yuden Co. Ltd.                           60,000           3,878,515
  Universal Securities Co. Ltd.                 400,000           3,584,068
                                                               ------------
                                                                 26,524,148
                                                               ------------



                                                NUMBER
                                              OF SHARES           VALUE
                                              ----------     --------------
NETHERLANDS -- 8.0%
  ASM International NV**                        150,000        $  4,350,000
  Completel Europe NV**                         140,000           2,791,250
  IFCO Systems NV**                             180,000           4,117,500
  Landis Group NV**                              75,000           3,713,866
  United Pan-Europe Communications
    NV**                                         40,000           1,868,966
  Versatel Telecom International NV**            85,000           3,939,832
                                                               ------------
                                                                 20,781,414
                                                               ------------
POLAND -- 0.8%
  Netia Holdings SA - ADR**                      60,000           2,100,000
                                                               ------------
SINGAPORE -- 4.2%
  Chartered Semiconductor
    Manufacturing Ltd.**                        500,000           4,735,402
  Datacraft Asia Ltd.                           150,000           1,402,500
  St Assembly Test Services Ltd. -
    ADR**                                       100,000           4,850,000
                                                               ------------
                                                                 10,987,902
                                                               ------------
SWEDEN -- 2.8%
  Om Gruppen AB                                 125,000           5,208,327
  Tele1 Europe Holding AB - ADR**               100,000           1,912,500
                                                               ------------
                                                                  7,120,827
                                                               ------------
SWITZERLAND -- 4.2%
  Carrier 1 International SA**                   75,000           1,453,125
  Disetronic Holding AG                             700           4,077,404
  Distefora Holding AG**                          5,000           2,526,012
  Logitech International SA - Class B**           4,581           2,895,670
                                                               ------------
                                                                 10,952,211
                                                               ------------
UNITED KINGDOM -- 12.5%
  ARM Holdings PLC - Spons. ADR**                15,000           2,666,250
  Autonomy Corp. PLC**                           40,000           6,640,000
  Cambridge Antibody Technology
    Group PLC**                                 100,000           3,250,424
  Fibernet Group PLC**                          125,000           4,436,928
  Guardian IT PLC                               175,000           3,740,978
  Independent Energy Holdings PLC**              90,000           4,106,302
  Kewill Systems PLC                            112,500           3,413,543
  Oxford Glycosciences PLC**                     82,722           2,276,421
  Scoot.com PLC**                               500,000           1,830,607
                                                               ------------
                                                                 32,361,453
                                                               ------------
UNITED STATES -- 4.9%
  AsiaInfo Holdings, Inc.**                      30,000           1,815,000
  Netro Corp.**                                  50,000           3,250,781
  UTStarcom, Inc.**                              65,000           5,074,062
  Via Net.Works, Inc.**                         100,000           2,656,250
                                                               ------------
                                                                 12,796,093
                                                               ------------
TOTAL COMMON STOCKS
  (Cost $181,392,482)                                           198,005,797
                                                               ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
              INTERNATIONAL SMALL CAP EQUITY PORTFOLIO (CONCLUDED)

                                             PAR/SHARES
AS OF MARCH 31, 2000 (UNAUDITED) MATURITY        (000)            VALUE
                                 --------    ----------      --------------

SHORT TERM INVESTMENTS -- 23.5%
  U.S. Treasury Bills
    5.90%                        04/20/00       $29,300        $ 29,208,763
  World Bank Discount Notes
    6.05%                        04/03/00        29,200          29,190,186
  Galileo Money Market Fund                       2,280           2,279,878
                                                               ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $60,678,827)                                             60,678,827
                                                               ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $242,071,309*)                                         $258,684,624
                                                               ============
--------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                $ 30,521,311
     Gross unrealized depreciation                 (13,907,996)
                                                  ------------
                                                  $ 16,613,315
                                                  ============

**  Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                       STATEMENT OF ASSETS AND LIABILITIES
                    INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

MARCH 31, 2000 (UNAUDITED)

ASSETS
   Investments at value (Cost $242,071,309) ......................................  $258,684,624
   Collateral received for securities loaned .....................................    20,853,500
   Dividends receivable ..........................................................        48,332
   Interest receivable ...........................................................        38,838
   Investments sold receivable ...................................................     7,206,366
   Capital shares sold receivable ................................................     5,068,781
   Prepaid expenses ..............................................................        60,102
                                                                                    ------------
          TOTAL ASSETS ...........................................................   291,960,543
                                                                                    ------------

LIABILITIES
   Payable upon return of securities loaned ......................................    20,853,500
   Investments purchased payable .................................................     4,931,733
   Capital shares redeemed payable ...............................................     6,091,366
   Advisory fees payable .........................................................       235,585
   Administrative fees payable ...................................................        53,448
   Transfer Agent fees payable ...................................................        23,828
   Other accrued expenses payable ................................................       200,819
                                                                                    ------------
          TOTAL LIABILITIES ......................................................    32,390,279
                                                                                    ------------

NET ASSETS (Applicable to 3,356,224  Institutional shares, 12,883 Service shares,
   1,863,750 Investor A shares, 2,372,725 Investor B shares and
   2,233,220 Investor C shares outstanding) ......................................  $259,570,264
                                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($89,295,166 (DIVIDE) 3,356,224) ......................        $26.61
                                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($340,541 (DIVIDE) 12,883) ..................................        $26.43
                                                                                          ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($49,247,163 (DIVIDE) 1,863,750) .........................        $26.42
                                                                                          ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($26.42 (DIVIDE) 0.950) .......................................................        $27.81
                                                                                          ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE (subject to a maximum  contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($62,169,742 (DIVIDE) 2,372,725) .........................        $26.20
                                                                                          ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE (subject to a maximum  contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($58,517,652 (DIVIDE) 2,233,220) .........................        $26.20
                                                                                          ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

                                                NUMBER
AS OF MARCH 31, 2000 (UNAUDITED)              OF SHARES          VALUE
                                              ----------    ---------------

COMMON STOCKS -- 93.1%
ARGENTINA -- 2.3%
  Telecom Argentina Stet - France
    Telecom SA**                                 62,000        $  2,154,500
  Telefonica de Argentina SA                    130,000             505,953
                                                               ------------
                                                                  2,660,453
                                                               ------------
BRAZIL -- 8.5%
  Embratel Participacoes SA - ADR**              69,500           1,780,938
  Tele Centro Sul Participacoes
    SA - ADR**                                   16,000           1,296,000
  Tele Leste Celular Participacoes SA**          23,000           1,380,000
  Tele Norte Celular Participacoes
    SA - ADR                                     10,400             644,800
  Tele Norte Leste Participacoes
    SA - ADR**                                   74,000           1,970,250
  Tele Sudeste Celular Participacoes
    SA - ADR**                                   26,000           1,298,375
  Uniao de Bancos Brasileiros
    SA - GDR**                                   50,800           1,612,900
                                                               ------------
                                                                  9,983,263
                                                               ------------
CHILE -- 1.5%
  Cia de Telecomunicaciones de Chile
    SA - ADR**                                   76,000           1,729,000
                                                               ------------
CHINA -- 1.0%
  Guangdong Kelon Electric
    Holding - Class H**                       2,062,000           1,118,853
                                                               ------------
CZECH REPUBLIC -- 0.9%
  Komercni Banka AS - GDR**                     123,000           1,100,850
                                                               ------------
EGYPT -- 0.3%
  Olympic Group Financial Investments
    Co.**                                       186,000             316,571
                                                               ------------
GREECE -- 1.9%
  Antenna TV SA - ADR**                          34,800             813,450
  Folli - Follie                                  2,350              47,966
  Lambrakis Media                                20,600             646,602
  Panafon Hellenic Telecommunications            49,730             732,850
                                                               ------------
                                                                  2,240,868
                                                               ------------
HONG KONG -- 1.5%
  China Telecommunication Ltd.**                200,000           1,753,034
                                                               ------------
HUNGARY -- 0.0%
  OTP Bank Rt. - GDR**                              100               5,413
                                                               ------------
INDIA -- 5.7%
  Gujarat Ambuja Cements Ltd. -
    GDR**                                       136,000             646,000
  Hindustan Lever Ltd.**                         12,000             671,482
  ICICI Ltd.                                    315,000             989,679
  ICICI Ltd. - ADR**                             37,000             841,750
  ITC Ltd.**                                     18,000             303,405
  Mahanagar Telephone Nigam Ltd.**              105,300             567,492
  Reliance Industries Ltd.                      170,000           1,226,120
  Tata Engineering and Locomotive Co.
    Ltd.                                         96,000             298,094
  Videsh Sanchar Nigam Co.
    Ltd. - GDR (Reg. S)**                        43,000           1,151,325
                                                               ------------
                                                                  6,695,347
                                                               ------------



                                                NUMBER
                                              OF SHARES           VALUE
                                              ----------     --------------

INDONESIA -- 1.4%
  PT Astra International**                    1,810,000        $    866,743
  PT Bank Internasional Indonesia**          27,635,000             365,059
  PT Indofood Sukses Makmur TBK**               610,000             463,342
                                                               ------------
                                                                  1,695,144
                                                               ------------
ISRAEL -- 3.8%
  Blue Square Ltd. - ADR**                       46,000             457,125
  Check Point Software Technologies
    Ltd.**                                        7,300           1,248,756
  Crystal Systems Solutions Ltd. **               7,000              95,813
  Gilat Satellite Networks Ltd.**                 5,800             680,050
  I.T. International Theatres Ltd.**             15,500             162,750
  IDB Development Corp. Ltd.                     26,000           1,088,438
  Magic Software Enterprises Ltd.**              40,000             760,000
                                                               ------------
                                                                  4,492,932
                                                               ------------
KOREA -- 10.4%
  Housing & Commercial Bank Korea**              49,500             962,904
  Korea Electric Power Corp.**                   54,000           1,539,018
  Korea Telecom Corp. - ADR**                    18,000             787,500
  Korean Air**                                    3,500              33,250
  L.G. Chemical Ltd.**                           25,736             735,813
  Samsung Electronics Co.**                      17,580           5,328,478
  SK Telecom Co. Ltd.**                           8,600           2,801,176
                                                               ------------
                                                                 12,188,139
                                                               ------------
MALAYSIA -- 4.5%
  Konsortium Logistik Berhad                  1,050,000           1,878,928
  Malaysian Resources Corp.**                   820,000             927,885
  Tanjong PLC                                   496,000           1,357,459
  YTL Corp. Berhad                              618,000           1,170,935
                                                               ------------
                                                                  5,335,207
                                                               ------------
MEXICO -- 11.3%
  Alfa SA - Class A**                           200,000             766,904
  Carso Global Telecom**                        360,000           1,110,175
  Cemex SA de CV - ADR**                         62,720           1,419,040
  Fomento Economico Mexicano
    SA de CV**                                  276,000           1,243,163
  Grupo Financiero Banamex Accival
    SA de CV - Class O**                        190,000             872,219
  Grupo Financiero Banorte SA -
    Class B**                                   351,200             533,363
  Grupo Sanborns SA**                           375,000             830,363
  Grupo Televisa SA - GDR**                      16,900           1,149,200
  Telefonos de Mexico SA - ADR**                 81,800           5,480,600
                                                               ------------
                                                                 13,405,027
                                                               ------------
PERU -- 0.9%
  Credicorp Ltd. - ADR                           98,000           1,059,625
                                                               ------------
POLAND -- 0.8%
  Softbank SA - GDR                              14,885             947,430
                                                               ------------
RUSSIA -- 3.4%
  A.O. Mosenergo - ADR**                        197,000           1,254,890
  A.O. Tatneft - ADR (Reg. S)**                  17,000             223,975
  Rostelecom - ADR**                             69,000           1,638,750
  Tatneft - ADR                                  71,000             935,425
                                                               ------------
                                                                  4,053,040
                                                               ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
              INTERNATIONAL EMERGING MARKETS PORTFOLIO (CONCLUDED)

                                                NUMBER
AS OF MARCH 31, 2000 (UNAUDITED)              OF SHARES          VALUE
                                              ----------    ---------------

COMMON STOCKS (CONTINUED)
SOUTH AFRICA -- 8.0%
  Anglovaal Industries Ltd.**                 1,137,000        $  1,094,432
  Barlow Ltd.**                                 101,000             668,185
  Dimension Data Holdings Ltd.**                227,452           2,019,080
  Firstrand Ltd.**                              490,000             591,440
  Impala Platinum Holdings Ltd.**                26,500             919,093
  Johnnies Industrial Corp. Ltd.                 76,300           1,165,768
  Metro Cash and Carry Ltd.**                   558,000             481,693
  Nedcor Ltd.**                                  44,470             905,022
  Pepkor Ltd.**                                 125,000             425,895
  Sanlam Ltd.**                                 500,000             634,832
  Sasol Ltd.**                                   90,000             561,036
                                                               ------------
                                                                  9,466,476
                                                               ------------
SOUTH KOREA -- 1.6%
  Hyundai Electronics Industries Co.**           49,000           1,090,613
  Samsung Securities Co. Ltd.**                  34,000             815,200
                                                               ------------
                                                                  1,905,813
                                                               ------------
TAIWAN -- 12.9%
  Accton Technology Corp.**                     225,000             879,888
  Accton Technology Corp. - GDR
    (Reg. S)**                                  160,491           1,251,830
  Acer, Inc. - GDR 144A**                        68,281             952,520
  Acer, Inc. - GDR (Reg. S)**                   115,000           1,604,250
  China Steel**                               1,995,500           1,436,130
  China Trust Commercial Bank**               1,450,600           1,415,801
  Gigamedia Ltd.**                                7,500             406,875
  President Chain Store Corp.**                 342,200           1,596,858
  Synnex Technology International
    Corp.                                        98,000             776,142
  Taiwan Semiconductor Manufacturing
    Co.**                                       339,000           2,283,766
  United Microelectronics Corp. Ltd.**          500,000           1,938,876
  Yageo Corp. - GDR (Reg. S)**                   94,536             697,203
                                                               ------------
                                                                 15,240,139
                                                               ------------
THAILAND -- 3.4%
  Bangkok Bank Public Co. Ltd.
    (Foreign shares)**                          555,000             802,535
  Golden Land Property Development
    Public Co. Ltd. (Foreign shares)**        1,400,000             366,570
  PTT Exploration & Production
    (Foreign shares)**                           68,000             350,701
  Siam Cement Co. Ltd. (Foreign
    shares)**                                    48,000           1,167,945
  Telecomasia Corp. Public Co. Ltd.
    (Foreign Shares)**                          734,000           1,364,881
                                                               ------------
                                                                  4,052,632
                                                               ------------
TURKEY -- 6.6%
  Aksigorta A.S                              30,000,000             611,065
  Alcatel Teletas Telekomunikason
    Endustri Ve Ticaret A.S.**                7,450,000           1,802,006
  Baticim Bati Anadolu Cimento
    Sanayii A.S                              28,600,000             764,596
  Dogan Sirketler Grubu Holding
    A.S.**                                   34,700,000           1,266,348
  EGS Gayrimenkul Yatirim Ortakligi
    A.S.**                                   22,000,000             410,772



                                                NUMBER
                                              OF SHARES           VALUE
                                              ----------     --------------

TURKEY (CONTINUED)
  Hurriyet Gazetecilik ve Matbaacilik
    A.S.**                                   37,000,000        $    832,152
  Turkiye Garanti Bankasi A.S.**             98,000,000           1,247,592
  Yapi ve Kredi Bankasi A.S.**               32,363,400             865,207
                                                               ------------
                                                                  7,799,738
                                                               ------------
UNITED STATES -- 0.5%
  Mercury Interactive Corp.**                     7,100             562,675
                                                               ------------
TOTAL COMMON STOCKS
   (Cost $87,673,634)                                           109,807,669
                                                               ------------
PREFERRED STOCK -- 4.0%
BRAZIL -- 4.0%
  Banco Bradesco SA                         140,000,000           1,159,677
  Companhia Vale do Rio Doce -
    Class A**                                    43,000           1,176,555
  Gerdau SA                                  21,000,000             550,403
  Petroleo Brasileiro SA**                    4,000,000           1,087,558
  Telecomunicacoes do Parana SA               1,690,000             730,127
                                                               ------------
TOTAL PREFERRED STOCK
  (Cost $3,833,520)                                               4,704,320
                                                               ------------

                                             PAR/SHARES
                                MATURITY        (000)
                               ----------    ----------
SHORT TERM INVESTMENTS -- 2.9%
  U.S. Treasury Bills
    5.90%                       04/20/00         $1,500           1,495,329
  World Bank Discount Notes
    6.05%                       04/03/00          1,500           1,499,496
  Galileo Money Market Fund                         395             395,060
                                                               ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $3,389,885)                                               3,389,885
                                                               ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $94,897,039*)                                          $117,901,874
                                                               ============

-------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                 $29,318,409
     Gross unrealized depreciation                  (6,313,574)
                                                   -----------
                                                   $23,004,835
                                                   ===========

**  Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                       STATEMENT OF ASSETS AND LIABILITIES
                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

MARCH 31, 2000 (UNAUDITED)

ASSETS
   Investments at value (Cost $94,897,039) .......................................  $117,901,874
   Cash denominated in foreign currencies (Cost $829,888) ........................       831,021
   Collateral received for securities loaned .....................................     8,488,900
   Dividends receivable ..........................................................       367,495
   Interest receivable ...........................................................        51,267
   Investments sold receivable ...................................................       566,728
   Capital shares sold receivable ................................................        26,868
   Prepaid expenses ..............................................................        11,114
                                                                                    ------------
          TOTAL ASSETS ...........................................................   128,245,267
                                                                                    ------------

LIABILITIES
   Payable upon return of securities loaned ......................................     8,488,900
   Investments purchased payable .................................................     1,001,630
   Capital shares redeemed payable ...............................................        39,294
   Advisory fees payable .........................................................       133,237
   Administrative fees payable ...................................................        29,676
   Transfer agent fees payable ...................................................        24,947
   Other accrued expenses payable ................................................        63,079
   Foreign taxes payable .........................................................       151,578
                                                                                    ------------
          TOTAL LIABILITIES ......................................................     9,932,341
                                                                                    ------------

NET ASSETS  (Applicable to 11,984,635  Institutional  shares,  2,295,312  Service shares, 338,095 Investor A shares, 158,195 Investor B shares and
   54,023 Investor C shares outstanding) .........................................  $118,312,926
                                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($95,673,289 (DIVIDE) 11,984,635) .....................         $7.98
                                                                                           =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($18,311,477 (DIVIDE) 2,295,312) ............................         $7.98
                                                                                           =====
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($2,679,820 (DIVIDE) 338,095) ............................         $7.93
                                                                                           =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($7.93 (DIVIDE) 0.950) ........................................................         $8.35
                                                                                           =====
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE (subject to a maximum  contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($1,228,692 (DIVIDE) 158,195) ............................         $7.77
                                                                                           =====
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE (subject to a maximum  contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($419,648 (DIVIDE) 54,023) ...............................         $7.77
                                                                                           =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                             SELECT EQUITY PORTFOLIO

                                                 NUMBER
AS OF MARCH 31, 2000 (UNAUDITED)              OF SHARES          VALUE
                                              ----------    ---------------

COMMON STOCKS -- 97.1%
AIR TRANSPORTATION -- 0.3%
  Southwest Airlines Corp.                      342,900      $    7,136,606
                                                             --------------
BANKS -- 2.7%
  Chase Manhattan Corp.                         328,340          28,627,144
  FleetBoston Financial Corp.                   377,109          13,764,478
  Wells Fargo Co.                               337,900          13,832,781
                                                             --------------
                                                                 56,224,403
                                                             --------------
BEVERAGES -- 1.3%
  Coca-Cola Co.                                 408,200          19,159,887
  PepsiCo, Inc.                                 240,300           8,305,369
                                                             --------------
                                                                 27,465,256
                                                             --------------
BROADCASTING -- 2.4%
  CBS Corp.**                                   404,000          22,876,500
  Clear Channel Communications,
    Inc.**                                      342,600          23,660,812
  MediaOne Group, Inc.**                         50,200           4,066,200
                                                             --------------
                                                                 50,603,512
                                                             --------------
CHEMICALS -- 0.7%
  Dow Chemical Co.                              120,400          13,725,600
                                                             --------------
COMPUTER & OFFICE EQUIPMENT -- 9.3%
  Cisco Systems, Inc.**                       1,359,700         105,121,806
  Dell Computer Corp.**                         657,200          35,447,725
  Hewlett-Packard Co.                           224,700          29,786,794
  International Business Machines
    Corp.                                       184,300          21,747,400
                                                             --------------
                                                                192,103,725
                                                             --------------
COMPUTER SOFTWARE & SERVICES -- 13.7%
  America Online, Inc.**                        450,400          30,289,400
  Electronic Data Systems Corp.                 382,400          24,545,300
  EMC Corp.**                                   299,900          37,487,500
  Microsoft Corp.**                             932,000          99,025,000
  Oracle Corp.**                                652,224          50,914,236
  Sun Microsystems, Inc.**                      281,700          26,396,170
  Yahoo!, Inc.**                                 89,100          15,269,512
                                                             --------------
                                                                283,927,118
                                                             --------------
ELECTRONICS -- 11.3%
  Applied Materials, Inc.**                     131,400          12,384,450
  Broadcom Corp.**                               31,775           7,717,353
  General Electric Co.                          537,000          83,335,687
  Intel Corp.                                   563,400          74,333,587
  Linear Technology Corp.                       311,900          17,154,500
  Texas Instruments, Inc.                       243,900          39,024,000
                                                             --------------
                                                                233,949,577
                                                             --------------
ENERGY & UTILITIES -- 1.9%
  AES Corp.**                                   141,400          11,135,250
  American Power Conversion
    Corp.**                                     226,300           9,702,613
  Calpine Corp.**                                82,400           7,745,600
  Enron Corp.                                   141,700          10,609,788
                                                             --------------
                                                                 39,193,251
                                                             --------------
ENTERTAINMENT & LEISURE -- 2.7%
  Seagram Co. Ltd.                              159,600           9,496,200
  Time Warner, Inc.                             248,800          24,880,000
  Walt Disney Co.                               528,950          21,885,306
                                                             --------------
                                                                 56,261,506
                                                             --------------


                                                NUMBER
                                              OF SHARES           VALUE
                                              ----------     --------------
FINANCE -- 7.7%
  American Express Co.                          239,200      $   35,625,850
  Capital One Financial Corp.                   219,400          10,517,488
  Charles Schwab Corp.                          228,400          12,975,975
  Citigroup, Inc.                             1,049,850          62,269,228
  Morgan Stanley, Dean Witter & Co.             452,000          36,866,250
                                                             --------------
                                                                158,254,791
                                                             --------------
INSURANCE -- 2.6%
  American International Group, Inc.            490,187          53,675,477
                                                             --------------
MACHINERY & HEAVY EQUIPMENT -- 0.4%
  Illinois Tool Works, Inc.                     150,200           8,298,550
                                                             --------------
MANUFACTURING -- 1.7%
  Corning, Inc.                                 102,900          19,962,600
  Tyco International Ltd. - ADR                 315,100          15,715,613
                                                             --------------
                                                                 35,678,213
                                                             --------------
MEDICAL INSTRUMENTS & SUPPLIES -- 1.6%
  Johnson & Johnson                             230,100          16,121,381
  Medtronic, Inc.                               313,000          16,099,938
                                                             --------------
                                                                 32,221,319
                                                             --------------
METAL & MINING -- 0.6%
  Alcoa, Inc.                                   183,700          12,904,925
                                                             --------------
MOTOR VEHICLES -- 1.4%
  Ford Motor Co.                                323,825          14,875,711
  General Motors Corp.                          171,200          14,177,500
                                                             --------------
                                                                 29,053,211
                                                             --------------
OIL & GAS -- 6.5%
  Exxon Mobil Corp.                             872,958          67,927,044
  Royal Dutch Petroleum Co. - ADR               573,600          33,017,850
  Schlumberger Ltd.                             296,200          22,659,300
  Transocean Sedco Forex, Inc.                  218,015          11,186,895
                                                             --------------
                                                                134,791,089
                                                             --------------
PAPER & FOREST PRODUCTS -- 0.6%
  International Paper Co.                       285,200          12,192,300
                                                             --------------
PHARMACEUTICALS -- 7.2%
  American Home Products Corp.                  593,400          31,821,075
  Amgen, Inc.**                                 168,600          10,347,825
  Bristol-Myers Squibb Co.                      322,100          18,601,275
  Merck & Co., Inc.                             414,200          25,732,175
  Pfizer, Inc.                                  764,800          27,963,000
  Warner-Lambert Co.                            343,600          33,501,000
                                                             --------------
                                                                147,966,350
                                                             --------------
RESTAURANTS -- 0.6%
  McDonald's Corp.                              336,500          12,639,781
                                                             --------------
RETAIL MERCHANDISING -- 5.3%
  Costco Wholesale Corp.**                      295,500          15,532,219
  Gap, Inc.                                     216,800          10,799,350
  Home Depot, Inc.                              477,100          30,772,950
  Kohl's Corp.**                                113,300          11,613,250
  Wal-Mart Stores, Inc.                         739,600          41,047,800
                                                             --------------
                                                                109,765,569
                                                             --------------
SOAPS & COSMETICS -- 0.6%
  Procter & Gamble Co.                          202,800          11,407,500
                                                             --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                       SELECT EQUITY PORTFOLIO (CONCLUDED)

                                                NUMBER
AS OF MARCH 31, 2000 (UNAUDITED)              OF SHARES          VALUE
                                              ----------    ---------------

COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS -- 14.0%
  AT&T Corp.                                    530,900      $   29,863,125
  Bell Atlantic Corp.                           467,200          28,557,600
  Copper Mountain Networks, Inc.**               80,600           6,604,163
  GTE Corp.                                     178,800          12,694,800
  Lucent Technologies, Inc.                     516,088          31,352,346
  MCI Worldcom, Inc.**                          424,800          19,248,750
  Motorola, Inc.                                273,500          38,939,563
  Nextel Communications, Inc.,
    Class A**                                   186,300          27,618,975
  Nortel Networks Corp.                         325,900          41,063,400
  Qualcomm, Inc.**                              120,180          17,944,376
  SBC Communications, Inc.                      447,200          18,782,400
  US West, Inc.                                 216,600          15,730,575
                                                             --------------
                                                                288,400,073
                                                             --------------
TOTAL COMMON STOCKS
  (Cost $1,156,646,598)                                       2,007,839,702
                                                             --------------

                                              PAR/SHARES
                                   MATURITY     (000)
                                   --------  ----------
SHORT TERM INVESTMENTS -- 2.9%
  Federal National Mortgage
    Association Discount Notes
    5.72%***                       05/04/00     $ 1,100           1,094,138
  U.S. Treasury Bills
    5.90%                          04/20/00      28,000          27,912,811
  World Bank Discount Notes
    6.05%                          04/03/00      28,000          27,990,589
  Galileo Money Market Fund                       2,089           2,088,792
                                                             --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $59,086,330)                                             59,086,330
                                                             --------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $1,215,732,928*)                                     $2,066,926,032
                                                             ==============

--------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

           Gross unrealized appreciation          $863,484,032
           Gross unrealized depreciation           (12,290,928)
                                                  ------------
                                                  $851,193,104
                                                  ============

**  Non-income producing security.
*** Principal amount of securities pledged as initial margin requirement of $1,100,000 on 30 Standard & Poor's 500 Stock Index futures contracts expiring June 2000. The value of such contracts on March 31, 2000 was $11,364,750, thereby resulting in an unrealized gain of $861,000.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                       STATEMENT OF ASSETS AND LIABILITIES
                             SELECT EQUITY PORTFOLIO

MARCH 31, 2000 (UNAUDITED)

ASSETS
   Investments at value (Cost $1,215,732,928) .................................... $2,066,926,032
   Collateral received for securities loaned .....................................    137,451,068
   Dividends receivable ..........................................................      1,062,514
   Interest receivable ...........................................................         30,373
   Capital shares sold receivable ................................................        836,362
   Prepaid expenses ..............................................................         33,535
   Futures margin receivable .....................................................         82,500
                                                                                   --------------
          TOTAL ASSETS ...........................................................  2,206,422,384
                                                                                   --------------

LIABILITIES
   Payable upon return of securities loaned ......................................    137,451,068
   Investments purchased payable .................................................     13,339,685
   Capital shares redeemed payable ...............................................        282,348
   Advisory fees payable .........................................................        884,032
   Administrative fees payable ...................................................        361,729
   Transfer agent fees payable ...................................................        125,240
   Other accrued expenses payable ................................................        427,062
                                                                                   --------------
          TOTAL LIABILITIES ......................................................    152,871,164
                                                                                   --------------

NET ASSETS  (Applicable to 72,833,073  Institutional  shares,  10,804,975 Service shares, 3,561,875 Investor A shares, 3,861,194 Investor B shares and
   473,166 Investor C shares outstanding) ........................................ $2,053,551,220
                                                                                   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($1,636,089,901 (DIVIDE) 72,833,073) ..................         $22.46
                                                                                           ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($242,381,375 (DIVIDE) 10,804,975) ..........................         $22.43
                                                                                           ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($79,842,812 (DIVIDE) 3,561,875) .........................         $22.42
                                                                                           ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($22.42 (DIVIDE) 0.955) .......................................................         $23.48
                                                                                           ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE (subject to a maximum  contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($84,844,813 (DIVIDE) 3,861,194) .........................         $21.97
                                                                                           ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE (subject to a maximum  contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($10,392,319 (DIVIDE) 473,166) ...........................         $21.96
                                                                                           ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                             STATEMENT OF NET ASSETS
                             INDEX EQUITY PORTFOLIO


AS OF MARCH 31, 2000 (UNAUDITED)                                  VALUE
                                                             --------------

Investment in The U.S. Large Company
  Series of The DFA Investment
  Trust Company                                  100.1%      $2,023,361,948
  (Cost $1,348,924,002)

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                    (0.1%)         (2,900,657)
                                                -------      --------------
NET ASSETS (Applicable to 21,522,046
  Institutional  shares,  14,573,128
  Service shares,  3,272,366  Investor  A
  shares,  12,981,823  Investor  B
  shares  and 18,347,622 Investor C
  shares outstanding)                            100.0%      $2,020,461,291
                                                =======      ==============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER INSTITUTIONAL SHARE
  ($618,772,449 (DIVIDE) 21,522,046)                                 $28.75
                                                                     ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SERVICE SHARE
  ($418,370,730 (DIVIDE) 14,573,128)                                 $28.71
                                                                     ======
NET ASSET VALUE AND
  REDEMPTION PRICE
  PER INVESTOR A SHARE
  ($93,869,318 (DIVIDE) 3,272,366)                                   $28.69
                                                                     ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($28.69 (DIVIDE) 0.970)                                            $29.58
                                                                     ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($368,557,901 (DIVIDE) 12,981,823)                                 $28.39
                                                                     ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($520,890,893 (DIVIDE) 18,347,622)                                 $28.39
                                                                     ======


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS AND ACCOMPANYING FINANCIAL
       STATEMENTS AND RELATED NOTES FOR THE DFA INVESTMENT TRUST COMPANY.

                                 BlackRock Funds

                             STATEMENT OF NET ASSETS
                               BALANCED PORTFOLIO

                                                NUMBER
AS OF MARCH 31, 2000 (UNAUDITED)              OF SHARES          VALUE
                                              ----------    ---------------

COMMON STOCKS -- 63.7%
AIR TRANSPORTATION -- 0.2%
  Southwest Airlines Corp.                      103,400        $  2,152,012
                                                               ------------
BANKS -- 1.8%
  Chase Manhattan Corp.                          98,200           8,561,812
  FleetBoston Financial Corp.                   113,800           4,153,700
  Wells Fargo Co.                                96,100           3,934,094
                                                               ------------
                                                                 16,649,606
                                                               ------------
BEVERAGES -- 0.9%
  Coca-Cola Co.                                 122,000           5,726,375
  PepsiCo, Inc.                                  72,300           2,498,869
                                                               ------------
                                                                  8,225,244
                                                               ------------
BROADCASTING -- 1.6%
  CBS Corp.**                                   119,935           6,791,319
  Clear Channel Communications,
    Inc.**                                      101,500           7,009,844
  MediaOne Group, Inc.**                         14,700           1,190,700
                                                               ------------
                                                                 14,991,863
                                                               ------------
CHEMICALS -- 0.5%
  Dow Chemical Co.                               35,100           4,001,400
                                                               ------------
COMPUTER & OFFICE EQUIPMENT -- 6.0%
  Cisco Systems, Inc.**                         396,348          30,642,655
  Dell Computer Corp.**                         194,900          10,512,419
  Hewlett-Packard Co.                            65,000           8,616,562
  International Business Machines
    Corp.                                        54,600           6,442,800
                                                               ------------
                                                                 56,214,436
                                                               ------------
COMPUTER SOFTWARE & SERVICES -- 9.0%
  America Online, Inc.**                        133,300           8,964,425
  Electronic Data Systems Corp.                 116,210           7,459,229
  EMC Corp.**                                    87,200          10,900,000
  Microsoft Corp.**                             271,500          28,846,875
  Oracle Corp.**                                192,700          15,042,644
  Sun Microsystems, Inc.**                       85,700           8,030,358
  Yahoo!, Inc.**                                 27,300           4,678,537
                                                               ------------
                                                                 83,922,068
                                                               ------------
ELECTRONICS -- 7.3%
  Applied Materials, Inc.**                      36,600           3,449,550
  Broadcom Corp.**                                9,400           2,283,025
  General Electric Co.                          156,200          24,240,287
  Intel Corp.                                   164,300          21,677,331
  Linear Technology Corp.                        93,000           5,115,000
  Texas Instruments, Inc.                        71,600          11,456,000
                                                               ------------
                                                                 68,221,193
                                                               ------------
ENERGY & UTILITIES -- 1.3%
  AES Corp.**                                    41,200           3,244,500
  American Power Conversion Corp.**              67,100           2,876,912
  Calpine Corp.**                                24,500           2,303,000
  Enron Corp.                                    45,100           3,376,862
                                                               ------------
                                                                 11,801,274
                                                               ------------
ENTERTAINMENT & LEISURE -- 1.8%
  Seagram Co. Ltd.                               45,600           2,713,200
  Time Warner, Inc.                              74,000           7,400,000
  Walt Disney Co.                               159,600           6,603,450
                                                               ------------
                                                                 16,716,650
                                                               ------------



                                                NUMBER
                                              OF SHARES           VALUE
                                              ----------     --------------
FINANCE -- 5.0%
  American Express Co.                           70,700        $ 10,529,881
  Capital One Financial Corp.                    65,600           3,144,700
  Charles Schwab Corp.                           67,700           3,846,206
  Citigroup, Inc.                               307,700          18,250,456
  Morgan Stanley, Dean Witter & Co.             131,900          10,758,094
                                                               ------------
                                                                 46,529,337
                                                               ------------
INSURANCE -- 1.7%
  American International Group, Inc.            142,500          15,603,750
                                                               ------------
MACHINERY & HEAVY EQUIPMENT -- 0.3%
  Illinois Tool Works, Inc.                      44,900           2,480,725
                                                               ------------
MANUFACTURING -- 1.2%
  Corning, Inc.                                  31,200           6,052,800
  Tyco International Ltd. - ADR                  93,500           4,663,312
                                                               ------------
                                                                 10,716,112
                                                               ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 1.0%
  Johnson & Johnson                              68,500           4,799,281
  Medtronic, Inc.                                92,400           4,752,825
                                                               ------------
                                                                  9,552,106
                                                               ------------
METAL & MINING -- 0.4%
  Alcoa, Inc.                                    57,300           4,025,325
                                                               ------------
MOTOR VEHICLES -- 0.9%
  Ford Motor Co.                                 96,800           4,446,750
  General Motors Corp.                           51,200           4,240,000
                                                               ------------
                                                                  8,686,750
                                                               ------------
OIL & GAS -- 4.3%
  Exxon Mobil Corp.                             255,976          19,918,148
  Royal Dutch Petroleum Co. - ADR               172,100           9,906,506
  Schlumberger Ltd.                              87,800           6,716,700
  Transocean Sedco Forex, Inc.                   63,500           3,258,364
                                                               ------------
                                                                 39,799,718
                                                               ------------
PAPER & FOREST PRODUCTS -- 0.4%
  International Paper Co.                        90,600           3,873,150
                                                               ------------
PHARMACEUTICALS -- 4.7%
  American Home Products Corp.                  175,900           9,432,637
  Amgen, Inc.**                                  48,700           2,988,962
  Bristol-Myers Squibb Co.                       95,500           5,515,125
  Merck & Co., Inc.                             123,400           7,666,225
  Pfizer, Inc.                                  223,000           8,153,437
  Warner-Lambert Co.                            102,300           9,974,250
                                                               ------------
                                                                 43,730,636
                                                               ------------
RESTAURANTS -- 0.4%
  McDonald's Corp.                               99,700           3,744,981
                                                               ------------
RETAIL MERCHANDISING -- 3.4%
  Costco Wholesale Corp.**                       85,600           4,499,350
  Gap, Inc.                                      61,900           3,083,394
  Home Depot, Inc.                              139,100           8,971,950
  Kohl's Corp.**                                 33,900           3,474,750
  Wal-Mart Stores, Inc.                         215,300          11,949,150
                                                               ------------
                                                                 31,978,594
                                                               ------------
SOAPS & COSMETICS -- 0.4%
  Procter & Gamble Co.                           61,200           3,442,500
                                                               ------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                             STATEMENT OF NET ASSETS
                         BALANCED PORTFOLIO (CONTINUED)

                                                NUMBER
AS OF MARCH 31, 2000 (UNAUDITED)              OF SHARES          VALUE
                                              ----------    ---------------

COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS -- 9.2%
  AT&T Corp.                                    155,300        $  8,735,625
  Bell Atlantic Corp.                           203,500          12,438,937
  Copper Mountain Networks, Inc.**               23,900           1,958,306
  Lucent Technologies, Inc.                     151,700           9,215,775
  MCI Worldcom, Inc.**                          127,800           5,790,937
  Motorola, Inc.                                 81,500          11,603,562
  Nextel Communications, Inc.,
    Class A**                                    56,000           8,302,000
  Nortel Networks Corp.                          94,200          11,869,200
  Qualcomm, Inc.**                               36,300           5,420,044
  SBC Communications, Inc.                      132,000           5,544,000
  US West, Inc.                                  63,870           4,638,559
                                                               ------------
                                                                 85,516,945
                                                               ------------
TOTAL COMMON STOCKS
  (Cost $391,877,081)                                           592,576,375
                                                               ------------
CUMULATIVE PREFERRED STOCK -- 0.2%
  Centaur Funding Corp., 144A
     2.27%                                        1,500           1,543,500
    (Cost $1,500,000)                                          ------------


                                                 PAR
                                MATURITY        (000)
                                --------       --------
U.S. GOVERNMENT AND
  AGENCY OBLIGATIONS -- 5.6%
   Small Business Administration
     Participation Certificates,
     Series 97-20F, Class 1
     7.20%                      06/01/17    $     2,107           2,047,391
   Small Business Investment Cos.
     Pass-Through, Series 97-P10C,
     Class 1
     6.85%                      08/01/07          1,032             984,201
   U.S. Treasury Bonds
     12.75%                     11/15/10          2,400           3,089,396
     14.00%                     11/15/11          5,050           7,066,099
     12.50%                     08/15/14            160             227,105
     9.25%                      02/15/16          1,900           2,470,559
     8.50%                      02/15/20          5,400           6,807,049
   U.S. Treasury Bonds (CPI)
     3.63%                      04/15/28          7,655           7,587,343
   U.S. Treasury Notes
     6.50%                      02/28/02          7,875           7,875,778
     5.88%                      11/15/04          5,425           5,329,208
   U.S. Treasury Notes (CPI)
     3.63%                      01/15/08          3,350           3,409,388
     3.88%                      04/15/29          5,000           5,092,114
                                                               ------------
TOTAL U.S. GOVERNMENT AND
   AGENCY OBLIGATIONS
   (Cost $52,622,514)                                            51,985,631
                                                               ------------
MORTGAGE PASS-THROUGHS -- 19.3%
   Federal Home Loan Mortgage
     Corporation
     6.00%                   12/08-07/14          3,692           3,528,657
     5.75%                      03/15/09            775             701,251
     7.50%                   10/09-09/27          1,212           1,212,642
     6.50%                   07/29-03/30         18,152          17,017,262
   Federal Home Loan Mortgage
     Corporation Gold
     6.00%                   03/13-10/24          6,007           5,665,226
     6.50%                   09/28-08/29          9,434           8,857,661


                                                  PAR
                               MATURITY          (000)            VALUE
                             ----------       ---------        ------------

MORTGAGE PASS-THROUGHS (CONTINUED)
   Federal National Mortgage Association
     6.94%                      03/19/07    $       750        $    731,205
     6.80%                      07/23/07          2,400           2,325,600
     7.00%                   03/08-10/25          4,590           4,492,936
     6.10%                      02/04/09          3,100           2,872,987
     6.36%                      04/09/09          1,600           1,501,040
     6.50%                      01/01/11         31,514          29,668,670
     6.00%                   12/11-01/29         20,039          18,586,136
     5.50%                   10/13-06/14         37,509          34,519,948
     7.50%                   12/29-01/30          7,982           7,826,757
   Government National Mortgage
     Association
     7.00%                   03/13-08/24          2,126           2,083,528
     6.00%                   10/23-02/24          3,434           3,146,620
     6.50%                   01/24-11/27         32,441          30,608,958
     7.50%                   04/27-12/29            881             873,469
   MLCC Mortgage Investors, Inc.,
     Series 95-C1, Class C
     7.51%****                  05/25/15          1,120           1,113,196
   MLCC Mortgage Investors, Inc.,
     Series 95-C2 (IO)
     7.32%++                    06/15/21         11,438             343,127
   MLCC Mortgage Investors, Inc.,
     Series 96-C1, Class A2
     7.24%                      04/25/28          1,000             991,428
   MLCC Mortgage Investors, Inc.,
     Series 96-C1, Class A3
     7.42%                      04/25/28          1,500           1,497,550
                                                               ------------
TOTAL MORTGAGE PASS-THROUGHS
   (Cost $184,109,074)                                          180,165,854
                                                               ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 0.3%
   Federal Home Loan Mortgage
     Corp. Strip Notes,
     Series 206, Class (PO)
     5.68%++                    12/15/30          1,008             662,326
   Federal Home Loan Mortgage
     Corp., Series 65, Class A (PO)
     4.09%++                    03/15/24            345             140,596
   Federal National Mortgage Association,
     Series 93-216, Class B (PO)
     8.79%++                    08/25/23             13              13,261
   Federal National Mortgage Association,
     Series 96-3, Class C (PO)
     5.00%++                    02/25/24            388             200,425
   Federal National Mortgage Association,
     Series 96-54, Class A (PO)
     6.50%++                    04/25/21            261             217,134
   Federal National Mortgage Association,
     Series 97-44, Class L (PO)
     4.35%++                    02/25/24            360             181,350
   Federal National Mortgage Association,
     Series 99-17, Class HJ (PO)
     5.00%++                    12/25/23            250             111,172
   Federal National Mortgage Association,
     Series 99-17, Class JH (PO)
     5.00%++                    04/25/24            315             147,509
   Federal National Mortgage Association,
     Series 99-51, Class L (PO)
     5.00%++                    10/25/29            196              88,609
   Residential Accredit Loans, Inc.,
     Series 97-QS7, Class A1
     7.50%                      07/25/27            130             129,962

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                             STATEMENT OF NET ASSETS
                         BALANCED PORTFOLIO (CONTINUED)

                                                  PAR
AS OF MARCH 31, 2000 (UNAUDITED) MATURITY        (000)              VALUE
                                ---------      --------        ------------

MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS (CONTINUED)
   Salomon Brothers Mortgage
     Securities VI, Series 87-1 (IO)
     7.00%++                    02/17/17    $       370        $     99,687
   Salomon Brothers Mortgage
     Securities VI, Series 87-1 (PO)
     7.00%++                    02/17/17            413             315,855
   Salomon Brothers Mortgage
     Securities VI, Series 87-2 (IO)
     6.00%++                    03/06/17            240              63,915
   Salomon Brothers Mortgage
     Securities VI, Series 87-2 (PO)
     6.00%++                    03/06/17            240             183,873
   Structured Asset Securities Corp.,
     Series 96-CFL, Class X1 (IO)
     5.05%++                    02/25/28          3,751             193,386
                                                               ------------
TOTAL MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS
   (Cost $3,007,952)                                              2,749,060
                                                               ------------
COMMERCIAL MORTGAGE-BACKED
  SECURITIES -- 2.9%
   Asset Securitization Corp.,
     Series 96-D2, Class A1
     6.92%                      02/14/29          1,147           1,104,661
   Bayview Financial Acquisition Trust,
     Series 98-1, Class MII4
     6.83%****                  06/01/26          3,033           3,038,687
   Capco America Securitization Corp.,
     Series 98-D7, Class A1B
     6.26%                      09/15/08          1,530           1,400,699
   CNL Funding, Series 99-1, Class A1
     7.30%                      03/18/10          2,585           2,547,163
   COMM, Series 99-1, Class A2
     6.46%                      09/15/08          1,515           1,424,156
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 00-1,
     Class A4
     6.63%                      04/15/15          2,550           2,409,352
   Lehman Brothers Commercial Conduit
     Mortgage Trust, Series 98-C1,
     Class A3
     6.48%                      01/18/08          1,325           1,249,683
   Lehman Brothers Commercial Conduit
     Mortgage Trust, Series 99-C1,
     Class A2
     6.78%                      04/15/09          1,350           1,313,260
   Midland Royalty Acceptance Corp.,
     Series 96-C, Class A
     7.23%                      01/25/29          1,000             986,845
   Morgan Stanley Capital Investments,
     Series 98-HF2, Class A2
     6.48%                      11/15/30            750             702,100
   Mortgage Capital Funding, Inc.,
     Series 98-MC3, Class A2
     6.34%                      11/18/31          1,510           1,399,206
   Norwest Asset Securities Corp.,
     Series 98-27, Class A
     6.25%                      11/25/13          2,741           2,573,382
   Prudential Securities Secured
     Financing Corp., Series 98-C1,
     Class A1B
     6.51%                      07/15/08          1,840           1,751,760
   Sears Credit Account Master Trust,
     Series 99-1, Class A
     5.65%                      03/15/09            700             662,354


                                                 PAR
                                MATURITY         (000)            VALUE
                                --------      ---------        ------------

COMMERCIAL MORTGAGE-BACKED
  SECURITIES (CONTINUED)
   Summit Mortgage Trust, Series 00-1,
     Class B1
     6.14%                      12/28/12    $     2,472        $  2,342,060
   Washington Mutual, Series 00-1,
     Class A1
     6.28%                      06/25/24          1,700           1,700,000
                                                               ------------
TOTAL COMMERCIAL MORTGAGE-
   BACKED SECURITIES
   (Cost $26,766,381)                                            26,605,368
                                                               ------------
ASSET BACKED SECURITIES -- 1.2%
   Boston Edison Company,
     Series 99-1, Class A5
     7.03%                      03/15/12          1,875           1,834,631
   Fifth Third Auto Grantor Trust,
     Series 96-B, Class A
     6.45%                      03/15/02             55              54,500
   FMAC Loan Receivables Trust,
     Series 97-B, Class A
     6.85%                      09/15/19          1,123           1,072,309
   Green Tree Financial Corp.,
     Series 96-6, Class A6
     7.95%                      08/15/26          1,000           1,013,840
   Green Tree Financial Corp.,
     Series 96-7, Class A6
     7.65%                      10/15/27          1,000             997,344
   Health Care Receivables Securitization
     Program Notes, NPF VI,
     Series 98-1, Class A
     6.22%                      06/01/02          1,700           1,662,813
   Huntington Auto Trust, Series 00-A,
     Class A3
     7.50%                      07/15/04          2,900           2,900,000
   Mellon Bank Home Equity Loan Trust,
     Series 96-1, Class B2
     6.42%****                  04/15/26            123             123,318
   Puget Power Conservation Grantor
     Trust, Series 97-1, Class A
     6.23%                      07/11/02            786             781,214
   The Money Store Home Equity Trust,
     Series 97-C, Class MH2
     7.36%                      02/15/24          1,200           1,067,805
                                                               ------------
TOTAL ASSET BACKED SECURITIES
   (Cost $11,837,490)                                            11,507,774
                                                               ------------
CORPORATE BONDS -- 7.2%
AUTOMOTIVE -- 0.2%
   Daimler Chrysler North America
     7.13%                      03/01/02          1,610           1,608,390
                                                               ------------
FINANCE -- 2.4%
   Ahmanson Capital Trust Investments
     8.36%                      12/01/26          3,440           3,276,600
   American General Institutional Capital
     7.57%                      12/01/45            410             377,200
   Bear Stearns Capital Trust Investments
     7.00%                      01/15/27          1,050           1,027,031
   Chase Manhattan Bank
     6.63%                      08/15/05            560             541,800
   CSW Investments
     6.95%                      08/01/01          1,600           1,590,368
   Donaldson, Lufkin & Jenrette, Inc.
     7.07%                      12/13/02          2,150           2,123,499
   FMR Corp.
     7.57%                      06/15/29            940             900,050

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                             STATEMENT OF NET ASSETS
                         BALANCED PORTFOLIO (CONTINUED)

                                                  PAR
AS OF MARCH 31, 2000 (UNAUDITED) MATURITY        (000)              VALUE
                                ---------       --------        ------------

CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   IBM Credit Corp.
     6.45%                      11/12/02    $     1,180        $  1,161,722
   Inter-American Development Bank
     7.38%                      01/15/10          1,750           1,782,613
   Merrill Lynch & Co., Inc.
     5.75%                      11/04/02          1,355           1,305,244
   Morgan Stanley, Dean Witter & Co.
     & Co.
     7.13%                      01/15/03          2,190           2,175,923
   National City Corp.
     6.88%                      05/15/19            110              98,173
   Reliant Energy Finance Co. II
     7.40%                      11/15/02            925             906,875
   Simon Property Group LP, Inc.
     6.63%                      06/15/03          1,400           1,340,038
   Sun Life Canada Capital Trust
     8.53%                      05/29/49            860             798,725
   Wells Fargo Capital
     7.73%                      12/01/26            730             677,075
   Yorkshire Power Finance
     6.50%                      02/25/08          1,750           1,594,688
   Zurich Capital Trust I
     8.38%                      06/01/37          1,310           1,252,688
                                                               ------------
                                                                 22,930,312
                                                               ------------
INDUSTRIAL -- 2.1%
   Atlantic Richfield
     8.75%                      03/01/32          1,020           1,164,075
   Dow Chemical Co.
     7.38%                      11/01/29            950             926,250
   Dresser Industries, Inc.
     7.60%                      08/15/45          1,110           1,063,849
   Ford Motor Co.
     7.45%                      07/16/31          5,485           5,317,183
   General Motors
     8.80%                      04/01/00          1,435           1,596,438
   Hyder PLC
     7.38%                      12/15/28          1,485           1,281,037
   Jones Apparel Group, Inc.
     6.25%                      10/01/01          2,055           1,993,350
   Monsanto Co.
     6.50%                      12/01/18            915             812,520
   Union Carbide
     7.88%                      04/01/23            695             694,698
   United Technologies Corp.
     8.88%                      11/15/19          1,330           1,504,367
   Williams Holdings of Delaware
     6.13%                      12/01/03          2,320           2,206,031
   Yosemite Securities Trust I
     8.25%                      11/15/04            940             936,875
                                                               ------------
                                                                 19,496,673
                                                               ------------
INSURANCE -- 0.9%
   AFC Capital Trust I
     8.21%                      02/03/27            850             804,139
   Equitable Cos., Inc.
     9.00%                      12/15/04          1,100           1,167,375
   Everest Reinsurance Holdings
     8.50%                      03/15/05          1,270           1,275,788
   Florida Windstorm Underwriting
     Association
     7.13%                      02/25/19            480             449,294
   Jackson National Life Insurance Co.
     8.15%                      03/15/27          1,140           1,132,875



                                                  PAR
                                MATURITY         (000)            VALUE
                                --------      ---------        ------------

CORPORATE BONDS (CONTINUED)
INSURANCE (CONTINUED)
   Liberty Mutual Insurance Co.
     7.70%                      10/15/47    $     2,360        $  1,991,250
   Royal & Sun Alliance Insurance
     8.95%                      10/15/29          1,190           1,206,148
                                                               ------------
                                                                  8,026,869
                                                               ------------
MISCELLANEOUS SERVICES -- 0.1%
   Mexico-Par-A Corp.
     6.25%                      12/31/19          1,250           1,068,750
                                                               ------------
MULTIMEDIA -- 0.1%
   Time Warner, Inc.
     6.63%                      05/15/29            990             847,688
                                                               ------------
PIPELINES -- 0.2%
   El Paso Energy Corp.
     6.63%                      07/15/01          1,875           1,853,906
                                                               ------------
TELECOMMUNICATIONS -- 0.6%
   AT&T Capital Corp.
     6.75%                      02/04/02          1,950           1,929,252
   AT&T Corp.
     6.50%                      03/15/29          1,918           1,667,260
   Sprint Capital Corp.
     5.70%                      11/15/03          1,030             975,925
   U.S. West Capital Funding, Inc.
     6.88%                      07/15/28            692             608,960
                                                               ------------
                                                                  5,181,397
                                                               ------------
TRANSPORTATION -- 0.1%
   Federal Express Corp.
     7.11%                      01/02/14            885             801,112
                                                               ------------
YANKEE -- 0.5%
   Bank of Tokyo- Mitsubishi
     8.40%                      04/15/10            575             597,281
   Deutsche Bank Capital Funding Trust
     Investment
     7.87%                      12/29/49            780             736,613
   Empresa Electrica Pehuenche
     7.30%***                   05/01/03          1,670           1,616,852
   Pemex Finance Ltd.
     9.14%                      08/15/04          1,965           1,995,340
                                                               ------------
                                                                  4,946,086
                                                               ------------
TOTAL CORPORATE BONDS
   (Cost $68,093,628)                                            66,761,183
                                                               ------------
TAXABLE MUNICIPAL BONDS -- 0.3%
   Los Angeles Cnty. Pension Oblig. Rev.,
     Series D
     6.97%                      06/30/08          1,000             977,500
   Los Angeles Cnty. Pension Oblig., Rev.,
     Series B
     8.62%                      06/30/06            600             639,000
   New Jersey Econ. Dev. Auth. St.
     Pension Fdg. Rev., Series B
     7.56%+                     02/15/16          2,425             757,813
     7.59%+                     02/15/17            850             245,438
     7.62%+                     02/15/20            895             204,731
     7.63%+                  02/21-02/23          1,865             372,688
                                                               ------------
TOTAL TAXABLE MUNICIPAL BONDS
   (Cost $3,183,710)                                              3,197,170
                                                               ------------
PURCHASED OPTIONS -- 0.0%
   U.S. Treasury Notes

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                             STATEMENT OF NET ASSETS
                         BALANCED PORTFOLIO (CONCLUDED)

                                             PAR/SHARES
AS OF MARCH 31, 2000 (UNAUDITED) MATURITY        (000)              VALUE
                                 --------     ----------        ------------

     6.50%, expiring 06/21/00   02/15/10    $     5,830        $     51,957
   (Cost $59,836)                                              ------------
SHORT TERM INVESTMENTS -- 4.1%
   Federal Home Loan Bank
     Discount Notes
     6.00%                      04/03/00         31,000          30,989,667
   Galileo Money Market Fund                      7,052           7,052,043
                                                               ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $38,041,710)                                            38,041,710
                                                               ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $781,099,376*)                          104.8%         975,185,582

LIABILITIES IN EXCESS OF
   OTHER ASSETS                                   (4.8%)        (44,853,250)
                                                -------        ------------
NET ASSETS  (Applicable to 20,262,362
   Institutional  shares,  10,770,801
   Service shares,  7,274,143 Investor A
   shares, 5,187,306 Investor B shares
   and 553,663 Investor C shares
   outstanding)                                  100.0%        $930,332,332
                                                =======        ============
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   INSTITUTIONAL SHARE
   ($428,668,777 (DIVIDE) 20,262,362)                                $21.16
                                                                     ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   SERVICE SHARE
   ($227,662,917 (DIVIDE) 10,770,801)                                $21.14
                                                                     ======
NET ASSET VALUE AND
   REDEMPTION PRICE PER
   INVESTOR A SHARE
   ($153,635,055 (DIVIDE) 7,274,143)                                 $21.12
                                                                     ======
MAXIMUM OFFERING PRICE
   PER INVESTOR A SHARE
   ($21.12 (DIVIDE) 0.955)                                           $22.12
                                                                     ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($108,757,922 (DIVIDE) 5,187,306)                                 $20.97
                                                                     ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($11,607,661 (DIVIDE) 553,663)                                    $20.97
                                                                     ======

-------------------
* Cost for Federal income tax purposes is $781,710,956. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                $208,725,939
     Gross unrealized depreciation                 (15,251,313)
                                                  ------------
                                                  $193,474,626
                                                  ============

**  Non-income producing security.
*** Principal amount of securities pledged as collateral is $1,670,000 on 79 net long U.S. Treasury Notes futures contracts and 41 net short U.S. Treasury Notes futures contracts expiring June 2000. The value of such contracts on March 31, 2000 was $11,747,453, thereby resulting in an unrealized gain of $126,029.
****Rates  shown  are the rates as of March 31,  2000.
+   The rate shown is the effective yield on zero coupon bonds.
++  Rates shown are the effective yields as of March 31, 2000.

                            INVESTMENT ABBREVIATIONS
                         CPI      Consumer Price Index
                         IO       Interest Only
                         PO       Principal Only
                         ADR      American Depository Receipt


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                            STATEMENTS OF OPERATIONS

                                                     LARGE CAP        LARGE CAP        MID-CAP       MID-CAP
                                                       VALUE           GROWTH           VALUE        GROWTH         SMALL CAP
                                                      EQUITY           EQUITY          EQUITY        EQUITY        VALUE EQUITY
FOR THE PERIOD ENDED MARCH 31, 2000 (UNAUDITED)      PORTFOLIO        PORTFOLIO       PORTFOLIO     PORTFOLIO        PORTFOLIO
                                                   ------------      -----------    ------------   ------------   --------------
Investment income:
   Interest .....................................   $ 1,448,262      $  1,550,229   $    305,187   $  1,761,813   $   602,709
   Dividends ....................................    21,559,535         3,620,242      2,395,701        133,620     4,756,715
   Net investment income from master ............            --                --             --             --            --
   Foreign taxes withheld .......................            --                --             --             --            --
                                                    -----------      ------------   ------------   ------------   -----------
        Total investment income .................    23,007,797         5,170,471      2,700,888      1,895,433     5,359,424
                                                    -----------      ------------   ------------   ------------   -----------
Expenses:
   Investment advisory fee ......................     5,950,507         4,473,847      1,152,592      2,686,842     1,673,631
   Administration fee ...........................     2,330,207         1,755,062        331,370        754,648       689,024
   Custodian fee ................................       138,610           110,492         28,869         61,189        56,208
   Transfer agent fee ...........................       433,365           317,319         64,327        146,016       164,753
   Shareholders servicing fees ..................       389,930           376,871         42,380        155,169       110,653
   Shareholders processing fees .................       343,046           311,103         37,611        110,348        85,765
   Distribution fees ............................       136,089           206,308         20,981        208,829        81,704
   Legal and audit ..............................        39,507            29,773          4,153          9,771         9,847
   Printing .....................................       116,422            74,809         12,296         21,942        28,340
   Registration fees and expenses ...............        23,473            23,223         21,969         21,969        22,471
   Trustees' fees and officers' salary ..........        21,235            11,761          2,388          3,007         5,470
   Other ........................................        39,444            21,417          4,434          5,583        10,162
                                                    -----------      ------------   ------------   ------------   -----------
                                                      9,961,835         7,711,985      1,723,370      4,185,313     2,938,028
   Less fees waived .............................       (12,361)               --             --             --            --
                                                    -----------      ------------   ------------   ------------   -----------
        Total operating expenses ................     9,949,474         7,711,985      1,723,370      4,185,313     2,938,028
                                                    -----------      ------------   ------------   ------------   -----------
   Net investment income (loss) .................    13,058,323        (2,541,514)       977,518     (2,289,880)    2,421,396
                                                    -----------      ------------   ------------   ------------   -----------
Realized  and  unrealized  gain  (loss)  on
   investments  and  foreign  currency
   transactions: Net realized gain (loss)
   from:
     Investment transactions
        (net of foreign taxes) ..................     3,334,125       239,975,339    (11,176,778)   286,075,894    17,156,317
     Futures contracts ..........................            --         3,300,401             --        444,608            --
     Foreign currency related transactions ......            --                --             --             --            --
                                                    -----------      ------------   ------------   ------------   -----------
                                                      3,334,125       243,275,740    (11,176,778)   286,520,502    17,156,317
                                                    -----------      ------------   ------------   ------------   -----------
Change in unrealized appreciation
   (depreciation) from:
     Investments ................................    47,426,329       251,901,413     35,023,324    113,931,839    12,074,513
     Futures contracts ..........................            --         1,085,875             --      1,419,807            --
     Foreign currency related transactions ......            --                --             --             --            --
                                                    -----------      ------------   ------------   ------------   -----------
                                                     47,426,329       252,987,288     35,023,324    115,351,646    12,074,513
                                                    -----------      ------------   ------------   ------------   -----------
   Net gain on investments and
     foreign currency transactions ..............    50,760,454       496,263,028     23,846,546    401,872,148    29,230,830
                                                    -----------      ------------   ------------   ------------   -----------
   Net increase in net assets
     resulting from operations ..................   $63,818,777      $493,721,514   $ 24,824,064   $399,582,268   $31,652,226
                                                    ===========      ============   ============   ============   ===========


                                                                                                        INTERNATIONAL INTERNATIONAL
                                                    SMALL CAP             MICRO-CAP      INTERNATIONAL     SMALL CAP       EMERGING
                                                  GROWTH EQUITY           EQUITY           EQUITY          EQUITY         MARKETS
                                                    PORTFOLIO            PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                   --------------       ------------     ------------    -----------   ------------
Investment income:
   Interest .....................................  $    8,724,221       $  2,683,472     $    913,078    $   780,457   $   256,831
   Dividends ....................................         128,401              6,050        5,654,018        134,641       701,963
   Net investment income from master ............              --                 --               --             --            --
   Foreign taxes withheld .......................              --                 --         (592,397)       (18,244)      (74,051)
                                                   --------------       ------------     ------------    -----------   -----------
        Total investment income .................       8,852,622          2,689,522        5,974,699        896,854       884,743
                                                   --------------       ------------     ------------    -----------   -----------
Expenses:
   Investment advisory fee ......................       6,582,819          2,744,692        5,146,412        532,983       662,328
   Administration fee ...........................       2,591,473            563,423        1,479,026        122,586       121,868
   Custodian fee ................................         188,848             47,478          299,568         21,000        32,481
   Transfer agent fee ...........................         514,114            233,549          252,903         35,233        27,002
   Shareholders servicing fees ..................         476,172            514,911          157,169         61,867        18,426
   Shareholders processing fees .................         365,688            309,501          133,651         37,170        16,485
   Distribution fees ............................         351,174          1,039,829           39,204        125,203         5,065
   Legal and audit ..............................          39,845              4,015           18,622          1,879         1,349
   Printing .....................................         105,469             10,727           62,674         40,694         2,285
   Registration fees and expenses ...............          23,473              2,537           26,356         23,208        22,220
   Trustees' fees and officers' salary ..........          12,552                406           10,237            168           670
   Other ........................................          23,314                757           19,017          5,074         1,243
                                                   --------------       ------------     ------------    -----------   -----------
                                                       11,274,941          5,471,825        7,644,839      1,007,065       911,422
   Less fees waived .............................              --                 --             (333)       (60,629)           --
                                                   --------------       ------------     ------------    -----------   -----------
        Total operating expenses ................      11,274,941          5,471,825        7,644,506        946,436       911,422
                                                   --------------       ------------     ------------    -----------   -----------
   Net investment income (loss) .................      (2,422,319)        (2,782,303)      (1,669,807)       (49,582)      (26,679)
                                                   --------------       ------------     ------------    -----------   -----------
Realized  and  unrealized  gain  (loss)  on
   investments  and  foreign  currency
   transactions: Net realized gain (loss)
   from:
     Investment transactions
        (net of foreign taxes) ..................     763,150,495        207,192,352       70,607,469     19,636,782    (2,030,874)
     Futures contracts ..........................       2,060,441           (356,432)              --             --            --
     Foreign currency related transactions ......              --                 --       (4,672,400)       (41,684)     (204,692)
                                                   --------------       ------------     ------------    -----------   -----------
                                                      765,210,936        206,835,920       65,935,069     19,595,098    (2,235,566)
                                                   --------------       ------------     ------------    -----------   -----------
Change in unrealized appreciation
   (depreciation) from:
     Investments ................................     578,638,934        106,004,524      125,944,094     12,533,265    29,422,126
     Futures contracts ..........................       5,824,148          1,945,929               --             --            --
     Foreign currency related transactions ......              --                 --         (519,931)         3,696        (5,205)
                                                   --------------       ------------     ------------    -----------   -----------
                                                      584,463,082        107,950,453      125,424,163     12,536,961    29,416,921
                                                   --------------       ------------     ------------    -----------   -----------
   Net gain on investments and
     foreign currency transactions ..............   1,349,674,018        314,786,373      191,359,232     32,132,059    27,181,355
                                                   --------------       ------------     ------------    -----------   -----------
   Net increase in net assets
     resulting from operations ..................  $1,347,251,699       $312,004,070     $189,689,425    $32,082,477   $27,154,676
                                                   ==============       ============     ============    ===========   ===========



                                                         SELECT         INDEX
                                                         EQUITY         EQUITY         BALANCED
                                                        PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                     --------------  ------------    --------------
Investment income:
   Interest .....................................    $  1,213,116     $         --     $ 11,322,275
   Dividends ....................................       9,849,094               --        2,740,326
   Net investment income from master ............              --       10,486,735               --
   Foreign taxes withheld .......................              --               --               --
                                                     ------------     ------------     ------------
        Total investment income .................      11,062,210       10,486,735       14,062,601
                                                     ------------     ------------     ------------
Expenses:
   Investment advisory fee ......................       5,130,309               --        2,524,023
   Administration fee ...........................       2,005,052        2,159,317        1,013,718
   Custodian fee ................................         118,106               --           76,336
   Transfer agent fee ...........................         391,383          394,394          256,419
   Shareholders servicing fees ..................         376,222        1,416,765          501,763
   Shareholders processing fees .................         297,384          968,073          369,417
   Distribution fees ............................         317,001        3,029,256          432,491
   Legal and audit ..............................          43,270           37,377           16,742
   Printing .....................................          90,879           96,198           45,584
   Registration fees and expenses ...............          23,223           23,798           22,220
   Trustees' fees and officers' salary ..........          15,381           12,127            6,994
   Other ........................................          28,570          127,136           12,991
                                                     ------------     ------------     ------------
                                                        8,836,780        8,264,441        5,278,698
   Less fees waived .............................              --         (724,136)             (58)
                                                     ------------     ------------     ------------
        Total operating expenses ................       8,836,780        7,540,305        5,278,640
                                                     ------------     ------------     ------------
   Net investment income (loss) .................       2,225,430        2,946,430        8,783,961
                                                     ------------     ------------     ------------
Realized  and  unrealized  gain  (loss)  on
   investments  and  foreign  currency
   transactions: Net realized gain (loss)
   from:
     Investment transactions
        (net of foreign taxes) ..................     160,909,932       (5,583,673)     129,474,713
     Futures contracts ..........................         149,573               --         (176,433)
     Foreign currency related transactions ......              --               --               --
                                                     ------------     ------------     ------------
                                                      161,059,505       (5,583,673)     129,298,280
                                                     ------------     ------------     ------------
Change in unrealized appreciation
   (depreciation) from:
     Investments ................................     136,632,564      288,412,735      (35,430,795)
     Futures contracts ..........................       1,617,385               --          110,642
     Foreign currency related transactions ......              --               --               --
                                                     ------------     ------------     ------------
                                                      138,249,949      288,412,735      (35,320,153)
                                                     ------------     ------------     ------------
   Net gain on investments and
     foreign currency transactions ..............     299,309,454      282,829,062       93,978,127
                                                     ------------     ------------     ------------
   Net increase in net assets
     resulting from operations ..................    $301,534,884     $285,775,492     $102,762,088
                                                     ============     ============     ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

54-55

                                 BlackRock Funds

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                               LARGE CAP                             LARGE CAP
                                                         VALUE EQUITY PORTFOLIO                GROWTH EQUITY PORTFOLIO
                                                  ----------------------------------      --------------------------------
                                                      FOR THE                                 FOR THE
                                                    SIX MONTHS           FOR THE            SIX MONTHS         FOR THE
                                                       ENDED            YEAR ENDED             ENDED          YEAR ENDED
                                                      3/31/00            9/30/99             3/31/00           9/30/99
                                                  ---------------    ---------------      ---------------   --------------
                                                    (UNAUDITED)                              (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ...........      $   13,058,323     $   32,994,507       $   (2,541,514)   $   (1,481,103)
    Net realized gain (loss) on investments,
      futures contracts and foreign currency
      related transactions .................           3,334,125        202,260,967          243,275,740       226,547,465
    Net unrealized gain on investments,
      futures contracts and foreign currency
      related transactions .................          47,426,329        115,081,408          252,987,288       176,599,307
                                                  --------------     --------------       --------------    --------------
    Net increase in net assets
      resulting from operations ............          63,818,777        350,336,882          493,721,514       401,665,669
                                                  --------------     --------------       --------------    --------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ....................         (19,491,355)       (27,949,868)                  --                --
    Service Class ..........................          (3,283,110)        (4,485,880)                  --                --
    Investor A Class .......................            (472,752)          (619,325)                  --                --
    Investor B Class .......................            (136,943)           (97,164)                  --                --
    Investor C Class .......................             (23,416)           (11,703)                  --                --
                                                  --------------     --------------       --------------    --------------
    Total distributions from net
      investment income ....................         (23,407,576)       (33,163,940)                  --                --
                                                  --------------     --------------       --------------    --------------
  In excess of net investment income:
    Institutional Class ....................                  --                 --                   --                --
    Service Class ..........................                  --                 --                   --                --
    Investor A Class .......................                  --                 --                   --                --
    Investor B Class .......................                  --                 --                   --                --
    Investor C Class .......................                  --                 --                   --                --
                                                  --------------     --------------       --------------    --------------
    Total distributions in excess of
      investment income ....................                  --                 --                   --                --
                                                  --------------     --------------       --------------    --------------
  Net realized gains:
    Institutional Class ....................        (160,006,492)      (117,018,687)        (178,397,407)      (81,668,812)
    Service Class ..........................         (31,255,122)       (24,723,344)         (39,623,650)      (17,012,084)
    Investor A Class .......................          (5,103,004)        (3,347,911)          (9,805,037)       (3,299,277)
    Investor B Class .......................          (2,776,947)        (1,855,151)          (6,332,739)       (1,388,742)
    Investor C Class .......................            (374,992)          (199,549)            (719,281)          (97,721)
                                                  --------------     --------------       --------------    --------------
    Total distributions from net
      realized gains .......................        (199,516,557)      (147,144,642)        (234,878,114)     (103,466,636)
                                                  --------------     --------------       --------------    --------------
    Total distributions to shareholders ....        (222,924,133)      (180,308,582)        (234,878,114)     (103,466,636)
                                                  --------------     --------------       --------------    --------------
Capital share transactions .................           8,923,061        (98,883,013)         104,834,167         8,769,527
                                                  --------------     --------------       --------------    --------------
    Total increase (decrease) in net assets         (150,182,295)        71,145,287          363,677,567       306,968,560

Net assets:
    Beginning of period ....................       2,383,386,687      2,312,241,400        1,466,693,018     1,159,724,458
                                                  --------------     --------------       --------------    --------------
    End of period ..........................      $2,233,204,392     $2,383,386,687       $1,830,370,585    $1,466,693,018
                                                  ==============     ==============       ==============    ==============


                                                     MID-CAP VALUE                  MID-CAP GROWTH
                                                    EQUITY PORTFOLIO                EQUITY PORTFOLIO
                                              ----------------------------   -----------------------------
                                                FOR THE                         FOR THE
                                               SIX MONTHS      FOR THE         SIX MONTHS       FOR THE
                                                 ENDED        YEAR ENDED         ENDED         YEAR ENDED
                                                3/31/00         9/30/99         3/31/00          9/30/99
                                              ------------   -------------   -------------    ------------
                                              (UNAUDITED)                     (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ...........  $    977,518   $  2,276,757    $  (2,289,880)   $ (1,926,092)
    Net realized gain (loss) on investments,
      futures contracts and foreign currency
      related transactions .................   (11,176,778)    11,134,454      286,520,502     143,396,487
    Net unrealized gain on investments,
      futures contracts and foreign currency
      related transactions .................    35,023,324      3,268,247      115,351,646      40,710,313
                                              ------------   ------------    -------------    ------------
    Net increase in net assets
      resulting from operations ............    24,824,064     16,679,458      399,582,268     182,180,708
                                              ------------   ------------    -------------    ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ....................      (785,586)    (2,054,526)              --              --
    Service Class ..........................       (50,622)      (261,471)              --              --
    Investor A Class .......................        (3,129)       (17,790)              --              --
    Investor B Class .......................            --             --               --              --
    Investor C Class .......................            --             --               --              --
                                              ------------   ------------    -------------    ------------
    Total distributions from net
      investment income ....................      (839,337)    (2,333,787)              --              --
                                              ------------   ------------    -------------    ------------
  In excess of net investment income:
    Institutional Class ....................            --             --               --              --
    Service Class ..........................            --             --               --              --
    Investor A Class .......................            --             --               --              --
    Investor B Class .......................            --             --               --              --
    Investor C Class .......................            --             --               --              --
                                              ------------   ------------    -------------    ------------
    Total distributions in excess of
      investment income ....................            --             --               --              --
                                              ------------   ------------    -------------    ------------
  Net realized gains:
    Institutional Class ....................    (5,199,066)       (68,128)    (122,951,166)             --
    Service Class ..........................      (935,576)       (13,604)     (15,210,662)             --
    Investor A Class .......................       (92,857)        (1,535)      (4,714,030)             --
    Investor B Class .......................      (111,753)            --       (5,088,269)             --
    Investor C Class .......................        (9,222)            --         (860,258)             --
                                              ------------   ------------    -------------    ------------
    Total distributions from net
      realized gains .......................    (6,348,474)       (83,267)    (148,824,385)             --
                                              ------------   ------------    -------------    ------------
    Total distributions to shareholders ....    (7,187,811)    (2,417,054)    (148,824,385)             --
                                              ------------   ------------    -------------    ------------
Capital share transactions .................   (19,616,761)    25,245,325      194,956,512      (4,288,892)
                                              ------------   ------------    -------------    ------------
    Total increase (decrease) in net assets     (1,980,508)    39,507,729      445,714,395     177,891,816

Net assets:
    Beginning of period ....................   284,637,604    245,129,875      435,804,113     257,912,297
                                              ------------   ------------    -------------    ------------
    End of period ..........................  $282,657,096   $284,637,604    $ 881,518,508    $435,804,113
                                              ============   ============    =============    ============

                                                         SMALL CAP                      SMALL CAP
                                                   VALUE EQUITY PORTFOLIO       GROWTH EQUITY PORTFOLIO
                                               ----------------------------  -------------------------------
                                                  FOR THE                       FOR THE
                                                SIX MONTHS       FOR THE       SIX MONTHS         FOR THE
                                                  ENDED         YEAR ENDED       ENDED          YEAR ENDED
                                                  3/31/00         9/30/99       3/31/00           9/30/99
                                               ------------   -------------  --------------   --------------
                                                (UNAUDITED)                    (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ...........   $  2,421,396   $  5,348,948   $   (2,422,319)  $   (5,312,244)
    Net realized gain (loss) on investments,
      futures contracts and foreign currency
      related transactions .................     17,156,317    (13,820,872)     765,210,936      248,821,242
    Net unrealized gain on investments,
      futures contracts and foreign currency
      related transactions .................     12,074,513     44,952,759      584,463,082      314,952,215
                                               ------------   ------------   --------------   --------------
    Net increase in net assets
      resulting from operations ............     31,652,226     36,480,835    1,347,251,699      558,461,213
                                               ------------   ------------   --------------   --------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ....................     (2,264,370)    (4,766,070)              --               --
    Service Class ..........................       (184,834)      (466,508)              --               --
    Investor A Class .......................        (49,234)      (159,758)              --               --
    Investor B Class .......................             --             --               --               --
    Investor C Class .......................             --             --               --               --
                                               ------------   ------------   --------------   --------------
    Total distributions from net
      investment income ....................     (2,498,438)    (5,392,336)              --               --
                                               ------------   ------------   --------------   --------------
  In excess of net investment income:
    Institutional Class ....................             --     (5,550,816)              --               --
    Service Class ..........................             --       (788,475)              --               --
    Investor A Class .......................             --       (409,719)              --               --
    Investor B Class .......................             --       (215,256)              --               --
    Investor C Class .......................             --        (56,446)              --               --
                                               ------------   ------------   --------------   --------------
    Total distributions in excess of
      investment income ....................             --     (7,020,712)              --               --
                                               ------------   ------------   --------------   --------------
  Net realized gains:
    Institutional Class ....................             --    (23,842,650)    (232,912,309)              --
    Service Class ..........................             --     (3,473,838)     (28,112,258)              --
    Investor A Class .......................             --     (1,664,439)     (13,077,405)              --
    Investor B Class .......................             --       (939,611)      (7,588,685)              --
    Investor C Class .......................             --       (241,116)      (2,292,429)              --
                                               ------------   ------------   --------------   --------------
    Total distributions from net
      realized gains .......................             --    (30,161,654)    (283,983,086)              --
                                               ------------   ------------   --------------   --------------
    Total distributions to shareholders ....     (2,498,438)   (42,574,702)    (283,983,086)              --
                                               ------------   ------------   --------------   --------------
Capital share transactions .................    (84,223,461)   (13,546,437)     262,191,806      (86,789,729)
                                               ------------   ------------   --------------   --------------
    Total increase (decrease) in net assets     (55,069,673)   (19,640,304)   1,325,460,419      471,671,484

Net assets:
    Beginning of period ....................    646,121,137    665,761,441    1,734,151,755    1,262,480,271
                                               ------------   ------------   --------------   --------------
    End of period ..........................   $591,051,464   $646,121,137   $3,059,612,174   $1,734,151,755
                                               ============   ============   ==============   ==============


                                                          MICRO-CAP
                                                     EQUITY PORTFOLIO
                                                 ---------------------------
                                                   FOR THE
                                                  SIX MONTHS      FOR THE
                                                    ENDED        YEAR ENDED
                                                   3/31/00         9/30/99
                                                 ------------   ------------
                                                 (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ...........     $ (2,782,303)  $   (787,233)
    Net realized gain (loss) on investments,
      futures contracts and foreign currency
      related transactions .................      206,835,920     22,743,781
    Net unrealized gain on investments,
      futures contracts and foreign currency
      related transactions .................      107,950,453     26,483,211
                                                 ------------   ------------
    Net increase in net assets
      resulting from operations ............      312,004,070     48,439,759
                                                 ------------   ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ....................               --             --
    Service Class ..........................               --             --
    Investor A Class .......................               --             --
    Investor B Class .......................               --             --
    Investor C Class .......................               --             --
                                                 ------------   ------------
    Total distributions from net
      investment income ....................               --             --
                                                 ------------   ------------
  In excess of net investment income:
    Institutional Class ....................               --             --
    Service Class ..........................               --             --
    Investor A Class .......................               --             --
    Investor B Class .......................               --             --
    Investor C Class .......................               --             --
                                                 ------------   ------------
    Total distributions in excess of
      investment income ....................               --             --
                                                 ------------   ------------
  Net realized gains:
    Institutional Class ....................       (4,114,493)            --
    Service Class ..........................         (137,053)            --
    Investor A Class .......................       (7,240,716)            --
    Investor B Class .......................       (9,060,052)            --
    Investor C Class .......................       (4,348,993)            --
                                                 ------------   ------------
    Total distributions from net
      realized gains .......................      (24,901,307)            --
                                                 ------------   ------------
    Total distributions to shareholders ....      (24,901,307)            --
                                                 ------------   ------------
Capital share transactions .................      316,722,239     81,414,490
                                                 ------------   ------------
    Total increase (decrease) in net assets       603,825,002    129,854,249

Net assets:
    Beginning of period ....................      147,693,790     17,839,541
                                                 ------------   ------------
    End of period ..........................     $751,518,792   $147,693,790
                                                 ============   ============



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

56-57

                                 BlackRock Funds


                                                                                                        INTERNATIONAL
                                                                         INTERNATIONAL                    SMALL CAP
                                                                       EQUITY PORTFOLIO                 EQUITY PORTFOLIO
                                                               -------------------------------   ---------------------------
                                                                  FOR THE                           FOR THE
                                                                 SIX MONTHS        FOR THE        SIX MONTHS       FOR THE
                                                                   ENDED          YEAR ENDED         ENDED        YEAR ENDED
                                                                  3/31/00           9/30/99         3/31/00        9/30/99
                                                               --------------   --------------   ------------    -----------
                                                                 (UNAUDITED)                     (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ........................      $   (1,669,807)  $    6,433,854   $    (49,582)   $    13,291
    Net realized gain (loss) on investments, futures
      contracts and foreign currency related transactions          65,935,069      174,618,396     19,595,098      1,969,658
    Net unrealized gain (loss) on investments, futures
      contracts and foreign currency related transactions         125,424,163      148,493,560     12,536,961      7,427,271
                                                               --------------   --------------   ------------    -----------
    Net increase in net assets
      resulting from operations .........................         189,689,425      329,545,810     32,082,477      9,410,220
                                                               --------------   --------------   ------------    -----------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .................................          (8,020,054)     (10,909,069)            --        (13,291)
    Service Class .......................................            (496,903)              --             --             --
    Investor A Class ....................................             (73,341)              --             --             --
    Investor B Class ....................................                  --               --             --             --
    Investor C Class ....................................                  --               --             --             --
                                                               --------------   --------------   ------------    -----------
    Total distributions from net
      investment income .................................          (8,590,298)     (10,909,069)            --        (13,291)
                                                               --------------   --------------   ------------    -----------
  Net realized gains:
    Institutional Class .................................        (145,047,985)     (59,510,158)    (2,631,826)    (1,891,011)
    Service Class .......................................         (15,710,587)      (9,113,453)        (1,058)          (455)
    Investor A Class ....................................          (3,532,794)      (2,302,606)      (142,203)       (82,313)
    Investor B Class ....................................          (1,050,119)        (380,158)      (273,679)      (177,547)
    Investor C Class ....................................            (111,943)         (17,491)       (65,043)       (35,491)
                                                               --------------   --------------   ------------    -----------
    Total distributions from net
      realized gains ....................................        (165,453,428)     (71,323,866)    (3,113,809)    (2,186,817)
                                                               --------------   --------------   ------------    -----------
    Total distributions to shareholders .................        (174,043,726)     (82,232,935)    (3,113,809)    (2,200,108)
                                                               --------------   --------------   ------------    -----------
Capital share transactions ..............................         134,516,785     (159,375,511)   202,467,181      1,690,699
                                                               --------------   --------------   ------------    -----------
    Total increase (decrease) in net assets .............         150,162,484       87,937,364    231,435,849      8,900,811
Net assets:
    Beginning of period .................................       1,277,034,923    1,189,097,559     28,134,415     19,233,604
                                                               --------------   --------------   ------------    -----------
    End of period .......................................      $1,427,197,407   $1,277,034,923   $259,570,264    $28,134,415
                                                               ==============   ==============   ============    ===========


                                                                      INTERNATIONAL
                                                                     EMERGING MARKETS                      SELECT
                                                                         PORTFOLIO                     EQUITY PORTFOLIO
                                                               ----------------------------   --------------------------------
                                                                 FOR THE                           FOR THE
                                                               SIX MONTHS        FOR THE         SIX MONTHS         FOR THE
                                                                  ENDED        YEAR ENDED           ENDED         YEAR ENDED
                                                                 3/31/00         9/30/99           3/31/00          9/30/99
                                                               ------------    ------------   --------------    --------------
                                                                (UNAUDITED)                     (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ........................      $    (26,679)   $    648,798   $    2,225,430    $   10,694,182
    Net realized gain (loss) on investments, futures
      contracts and foreign currency related transactions        (2,235,566)    (36,549,412)     161,059,505       127,165,354
    Net unrealized gain (loss) on investments, futures
      contracts and foreign currency related transactions        29,416,921      60,969,968      138,249,949       275,371,497
                                                               ------------    ------------   --------------    --------------
    Net increase in net assets
      resulting from operations .........................        27,154,676      25,069,354      301,534,884       413,231,033
                                                               ------------    ------------   --------------    --------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .................................          (688,449)       (560,013)      (2,299,191)       (9,609,377)
    Service Class .......................................           (98,410)             --         (178,195)         (789,343)
    Investor A Class ....................................           (11,248)             --          (27,564)         (143,655)
    Investor B Class ....................................                --              --           (1,782)               --
    Investor C Class ....................................                --              --               --               (16)
                                                               ------------    ------------   --------------    --------------
    Total distributions from net
      investment income .................................          (798,107)       (560,013)      (2,506,732)      (10,542,391)
                                                               ------------    ------------   --------------    --------------
  Net realized gains:
    Institutional Class .................................                --              --     (113,408,461)      (45,528,653)
    Service Class .......................................                --              --      (17,493,906)       (7,197,856)
    Investor A Class ....................................                --              --       (5,194,117)       (1,341,737)
    Investor B Class ....................................                --              --       (5,362,895)       (1,483,560)
    Investor C Class ....................................                --              --         (583,076)          (90,763)
                                                               ------------    ------------   --------------    --------------
    Total distributions from net
      realized gains ....................................                --              --     (142,042,455)      (55,642,569)
                                                               ------------    ------------   --------------    --------------
    Total distributions to shareholders .................          (798,107)       (560,013)    (144,549,187)      (66,184,960)
                                                               ------------    ------------   --------------    --------------
Capital share transactions ..............................         7,821,365     (33,182,710)      90,180,306      (108,226,907)
                                                               ------------    ------------   --------------    --------------
    Total increase (decrease) in net assets .............        34,177,934      (8,673,369)     247,166,003       238,819,166
Net assets:
    Beginning of period .................................        84,134,992      92,808,361    1,806,385,217     1,567,566,051
                                                               ------------    ------------   --------------    --------------
    End of period .......................................      $118,312,926    $ 84,134,992   $2,053,551,220    $1,806,385,217
                                                               ============    ============   ==============    ==============



                                                                           INDEX
                                                                      EQUITY PORTFOLIO                BALANCED PORTFOLIO
                                                               --------------------------------   ----------------------------
                                                                   FOR THE                          FOR THE
                                                                 SIX MONTHS         FOR THE       SIX MONTHS         FOR THE
                                                                    ENDED         YEAR ENDED         ENDED         YEAR ENDED
                                                                   3/31/00          9/30/99         3/31/00          9/30/99
                                                               --------------    --------------   ------------    ------------
                                                                (UNAUDITED)                       (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) ........................      $    2,946,430    $    7,804,775   $  8,783,961    $ 18,360,854
    Net realized gain (loss) on investments, futures
      contracts and foreign currency related transactions          (5,583,673)        6,155,261    129,298,280      29,035,109
    Net unrealized gain (loss) on investments, futures
      contracts and foreign currency related transactions         288,412,735       214,942,881    (35,320,153)     52,900,722
                                                               --------------    --------------   ------------    ------------
    Net increase in net assets
      resulting from operations .........................         285,775,492       228,902,917    102,762,088     100,296,685
                                                               --------------    --------------   ------------    ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .................................          (2,460,525)       (5,357,464)    (4,739,566)    (10,175,942)
    Service Class .......................................          (1,149,326)       (2,673,613)    (2,162,850)     (4,579,500)
    Investor A Class ....................................            (206,117)         (450,611)    (1,378,279)     (2,465,272)
    Investor B Class ....................................                  --          (434,679)      (546,637)       (992,067)
    Investor C Class ....................................                  --          (503,968)       (59,562)        (77,184)
                                                               --------------    --------------   ------------    ------------
    Total distributions from net
      investment income .................................          (3,815,968)       (9,420,335)    (8,886,894)    (18,289,965)
                                                               --------------    --------------   ------------    ------------
  Net realized gains:
    Institutional Class .................................          (2,624,566)       (1,069,132)   (14,397,284)    (15,889,194)
    Service Class .......................................          (1,896,724)         (695,184)    (7,785,003)     (7,702,682)
    Investor A Class ....................................            (427,429)         (124,525)    (5,083,725)     (4,050,743)
    Investor B Class ....................................          (1,658,679)         (342,483)    (3,457,051)     (2,064,754)
    Investor C Class ....................................          (2,233,965)         (288,901)      (373,335)        (38,248)
                                                               --------------    --------------   ------------    ------------
    Total distributions from net
      realized gains ....................................          (8,841,363)       (2,520,225)   (31,096,398)    (29,745,621)
                                                               --------------    --------------   ------------    ------------
    Total distributions to shareholders .................         (12,657,331)      (11,940,560)   (39,983,292)    (48,035,586)
                                                               --------------    --------------   ------------    ------------
Capital share transactions ..............................         106,823,405       602,207,362     (4,702,733)    124,741,835
                                                               --------------    --------------   ------------    ------------
    Total increase (decrease) in net assets .............         379,941,566       819,169,719     58,076,063     177,002,934
Net assets:
    Beginning of period .................................       1,640,519,725       821,350,006    872,256,269     695,253,335
                                                               --------------    --------------   ------------    ------------
    End of period .......................................      $2,020,461,291    $1,640,519,725   $930,332,332    $872,256,269
                                                               ==============    ==============   ============    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

58-59

                                 BlackRock Funds

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                          NET                  NET GAIN                                                  NET
                                         ASSET                (LOSS) ON     DISTRIBUTIONS                DISTRIBUTIONS  ASSET
                                         VALUE       NET      INVESTMENTS      FROM NET    DISTRIBUTIONS    FROM NET    VALUE
                                       BEGINNING INVESTMENT (BOTH REALIZED    INVESTMENT       FROM         REALIZED    END OF
                                       OF PERIOD   INCOME   AND UNREALIZED)     INCOME        CAPITAL         GAINS     PERIOD
----------------------------------------------------------------------------------------------------------------------------------

----------------------
LARGE CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 10               $15.75    $ 0.16        $ 0.29         $(0.16)        $ --          $(1.33)    $14.71
9/30/99                                   14.69      0.22          2.01          (0.22)          --           (0.95)     15.75
9/30/98                                   17.53      0.22         (0.58)         (0.23)          --           (2.25)     14.69
9/30/97                                   15.35      0.31          4.69          (0.30)          --           (2.52)     17.53
9/30/96                                   13.92      0.35          2.41          (0.36)          --           (0.97)     15.35
9/30/95                                   11.62      0.34          2.54          (0.33)          --           (0.25)     13.92
SERVICE CLASS
10/1/99 through 3/31/00 10               $15.75    $ 0.13        $ 0.29         $(0.13)        $ --          $(1.33)    $14.71
9/30/99                                   14.69      0.16          2.02          (0.17)          --           (0.95)     15.75
9/30/98                                   17.52      0.21         (0.61)         (0.18)          --           (2.25)     14.69
9/30/97                                   15.35      0.24          4.70          (0.25)          --           (2.52)     17.52
9/30/96                                   13.92      0.32          2.40          (0.32)          --           (0.97)     15.35
9/30/95                                   11.62      0.30          2.55          (0.30)          --           (0.25)     13.92
INVESTOR A CLASS
10/1/99 through 3/31/00 10               $15.74    $ 0.12        $ 0.29         $(0.12)        $ --          $(1.33)    $14.70
9/30/99                                   14.68      0.16          2.01          (0.16)          --           (0.95)     15.74
9/30/98                                   17.52      0.17         (0.60)         (0.16)          --           (2.25)     14.68
9/30/97                                   15.35      0.23          4.69          (0.23)          --           (2.52)     17.52
9/30/96                                   13.92      0.28          2.41          (0.29)          --           (0.97)     15.35
9/30/95                                   11.62      0.27          2.56          (0.28)          --           (0.25)     13.92
INVESTOR B CLASS
10/1/99 through 3/31/00 10               $15.61    $ 0.07        $ 0.29         $(0.07)        $ --          $(1.33)    $14.57
9/30/99                                   14.59      0.02          1.99          (0.04)          --           (0.95)     15.61
9/30/98                                   17.44      0.05         (0.61)         (0.04)          --           (2.25)     14.59
9/30/97                                   15.32      0.14          4.64          (0.14)          --           (2.52)     17.44
1/18/96 1 through 9/30/96                 13.56      0.13          1.80          (0.17)          --              --      15.32
INVESTOR C CLASS
10/1/99 through 3/31/00 10               $15.61    $ 0.07        $ 0.29         $(0.07)        $ --          $(1.33)    $14.57
9/30/99                                   14.59      0.03          1.98          (0.04)          --           (0.95)     15.61
9/30/98                                   17.44      0.06         (0.62)         (0.04)          --           (2.25)     14.59
9/30/97                                   15.32      0.15          4.63          (0.14)          --           (2.52)     17.44
8/16/96 1 through 9/30/96                 14.91      0.02          0.45          (0.06)          --              --      15.32

-----------------------
LARGE CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 10               $22.57    $   --        $ 7.05         $   --         $ --          $(3.62)    $26.00
9/30/99                                   18.14        --          6.06             --           --           (1.63)     22.57
9/30/98                                   18.92      0.03          1.85          (0.02)          --           (2.64)     18.14
9/30/97                                   14.96      0.09          4.72          (0.11)          --           (0.74)     18.92
9/30/96                                   13.03      0.08          2.29          (0.06)          --           (0.38)     14.96
9/30/95                                   10.19      0.13          2.88          (0.17)          --              --      13.03
SERVICE CLASS
10/1/99 through 3/31/00 10               $22.47    $   --        $ 6.97         $   --         $ --          $(3.62)    $25.82
9/30/99                                   18.11     (0.07)         6.06             --           --           (1.63)     22.47
9/30/98                                   18.93     (0.03)         1.85             --           --           (2.64)     18.11
9/30/97                                   14.95      0.04          4.72          (0.04)          --           (0.74)     18.93
9/30/96                                   13.02      0.05          2.28          (0.02)          --           (0.38)     14.95
9/30/95                                   10.18      0.10          2.87          (0.13)          --              --      13.02
INVESTOR A CLASS
10/1/99 through 3/31/00 10               $22.37    $   --        $ 6.92         $   --         $ --          $(3.62)    $25.67
9/30/99                                   18.06     (0.09)         6.03             --           --           (1.63)     22.37
9/30/98                                   18.91     (0.05)         1.84             --           --           (2.64)     18.06
9/30/97                                   14.94      0.01          4.72          (0.02)          --           (0.74)     18.91
9/30/96                                   13.01      0.02          2.29             --           --           (0.38)     14.94
9/30/95                                   10.16      0.08          2.87          (0.10)          --              --      13.01
INVESTOR B CLASS
10/1/99 through 3/31/00 10               $21.68    $   --        $ 6.58         $   --         $ --          $(3.62)    $24.64
9/30/99                                   17.68     (0.20)         5.83             --           --           (1.63)     21.68
9/30/98                                   18.69     (0.15)         1.78             --           --           (2.64)     17.68
9/30/97                                   14.86     (0.07)         4.64             --           --           (0.74)     18.69
1/24/96 1 through 9/30/96                 13.08     (0.02)         1.80             --           --              --      14.86



                                                                                                          RATIO OF NET
                                          NET                     RATIO OF EXPENSES                    INVESTMENT INCOME
                                         ASSETS       RATIO OF       TO AVERAGE       RATIO OF NET        TO AVERAGE
                                         END OF      EXPENSES TO     NET ASSETS     INVESTMENT INCOME     NET ASSETS       PORTFOLIO
                              TOTAL      PERIOD      AVERAGE NET     (EXCLUDING      TO AVERAGE NET       (EXCLUDING       TURNOVER
                             RETURN      (000)         ASSETS         WAIVERS)           ASSETS            WAIVERS)          RATE
------------------------------------------------------------------------------------------------------------------------------------

----------------------
LARGE CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 10    2.73%    $1,802,350        0.79% 2         0.79% 2           1.22% 2             1.22% 2          35%
9/30/99                      15.38      1,909,445        0.78            0.78              1.37                1.37             42
9/30/98                      (2.27)     1,841,171        0.83            0.84              1.45                1.44             33
9/30/97                      37.66        743,405        0.78            0.85              1.94                1.87             37
9/30/96                      21.01        731,024        0.75            0.84              2.40                2.32             60
9/30/95                      25.73        508,273        0.67            0.81              2.68                2.53             12
SERVICE CLASS
10/1/99 through 3/31/00 10    2.57%    $  344,371        1.09% 2         1.09% 2           0.92% 2             0.92% 2          35%
9/30/99                      15.03        374,907        1.08            1.08              1.07                1.07             42
9/30/98                      (2.50)       387,323        1.13            1.14              1.14                1.13             33
9/30/97                      37.22        595,189        1.09            1.16              1.62                1.55             37
9/30/96                      20.68        457,283        1.05            1.14              2.13                2.04             60
9/30/95                      25.40        170,832        0.95            1.09              2.40                2.26             12
INVESTOR A CLASS
10/1/99 through 3/31/00 10    2.51% 3  $   51,486        1.22% 2         1.22% 2           0.79% 2             0.79% 2          35%
9/30/99                      14.85  3      61,657        1.19            1.19              0.96                0.96             42
9/30/98                      (2.63) 3      51,151        1.27            1.28              0.99                0.98             33
9/30/97                      37.01  3      47,131        1.26            1.33              1.44                1.37             37
9/30/96                      20.52  3      26,190        1.22            1.31              1.93                1.84             60
9/30/95                      25.22  3      16,910        1.11            1.25              2.24                2.10             12
INVESTOR B CLASS
10/1/99 through 3/31/00 10    2.12% 4  $   29,397        2.01% 2         2.01% 2             --% 2               --% 2          35%
9/30/99                      13.93  4      33,206        2.00            2.00              0.15                0.15             42
9/30/98                      (3.45) 4      29,450        2.06            2.07              0.20                0.19             33
9/30/97                      36.40  4      19,773        2.00            2.07              0.64                0.57             37
1/18/96 1 through 9/30/96    14.26  4       3,152        1.92 2          2.00 2            1.34 2              1.25 2           60
INVESTOR C CLASS
10/1/99 through 3/31/00 10    2.12% 4  $    5,600        2.00% 2         2.00% 2          (0.01)% 2           (0.01)% 2         35%
9/30/99                      13.93  4       4,172        2.00            2.00              0.15                0.15             42
9/30/98                      (3.45) 4       3,146        2.04            2.05              0.22                0.21             33
9/30/97                      35.99  4       1,428        2.01            2.08              0.61                0.54             37
8/16/96 1 through 9/30/96     3.16  4         205        1.80 2          1.88 2            1.29 2              1.20 2           60

-----------------------
LARGE CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 10   34.71%    $1,377,833        0.80% 2         0.80% 2          (0.19)% 2           (0.19)% 2         48%
9/30/99                      35.46      1,115,368        0.81            0.81             (0.01)              (0.01)            60
9/30/98                      11.76        922,896        0.86            0.86              0.18                0.18             54
9/30/97                      33.69        482,851        0.79            0.86              0.54                0.47             81
9/30/96                      18.67        481,171        0.75            0.86              0.63                0.51             58
9/30/95                      29.88        211,543        0.67            0.85              1.20                1.01             55
SERVICE CLASS
10/1/99 through 3/31/00 10   34.48%    $  295,581        1.10% 2         1.10% 2          (0.49)% 2           (0.49)% 2         48%
9/30/99                      35.10        248,901        1.11            1.11             (0.31)              (0.31)            60
9/30/98                      11.33        187,738        1.16            1.16             (0.13)              (0.13)            54
9/30/97                      33.38        262,409        1.10            1.17              0.24                0.17             81
9/30/96                      18.34        191,023        1.05            1.17              0.31                0.20             58
9/30/95                      29.43         76,769        0.95            1.13              0.91                0.73             55
INVESTOR A CLASS
10/1/99 through 3/31/00 10   34.40% 3  $   85,523        1.23% 2         1.23% 2          (0.62)% 2           (0.62)% 2         48%
9/30/99                      34.91 3       61,211        1.22            1.22             (0.42)              (0.42)            60
9/30/98                      11.16 3       33,340        1.33            1.33             (0.30)              (0.30)            54
9/30/97                      33.18 3       25,575        1.27            1.34              0.07                0.02             81
9/30/96                      18.18 3       16,579        1.22            1.34              0.15                0.04             58
9/30/95                      29.26 3       10,034        1.11            1.29              0.76                0.58             55
INVESTOR B CLASS
10/1/99 through 3/31/00 10   33.87% 4  $   60,883        2.02% 2         2.02% 2          (1.41)% 2           (1.41)% 2         48%
9/30/99                      33.83 4       37,032        2.03            2.03             (1.23)              (1.23)            60
9/30/98                      10.33 4       14,713        2.07            2.07             (1.03)              (1.03)            54
9/30/97                      32.18 4        7,919        2.01            2.08             (0.66)              (0.73)            81
1/24/96 1 through 9/30/96    13.61 4        2,364        1.93 2          2.05 2           (0.47) 2            (0.58) 2          58


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

60-61

                                 BlackRock Funds

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                          NET                  NET GAIN                                                  NET
                                         ASSET                (LOSS) ON     DISTRIBUTIONS                DISTRIBUTIONS  ASSET
                                         VALUE       NET      INVESTMENTS      FROM NET    DISTRIBUTIONS    FROM NET    VALUE
                                       BEGINNING INVESTMENT (BOTH REALIZED    INVESTMENT       FROM         REALIZED    END OF
                                       OF PERIOD   INCOME   AND UNREALIZED)     INCOME        CAPITAL         GAINS     PERIOD
---------------------------------------------------------------------------------------------------------------------------------

INVESTOR C CLASS
10/1/99 through 3/31/00 10               $21.68    $   --        $ 6.58         $   --      $    --          $(3.62)    $24.64
9/30/99                                   17.68     (0.18)         5.81             --           --           (1.63)     21.68
9/30/98                                   18.69     (0.15)         1.78             --           --           (2.64)     17.68
1/24/97 1 through 9/30/97                 15.23     (0.03)         3.49             --           --              --      18.69

--------------------
MID-CAP VALUE EQUITY
--------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 10               $11.35    $ 0.05        $ 1.05         $(0.04)     $    --          $(0.25)    $12.16
9/30/99                                   10.63      0.11          0.72          (0.11)          --              --      11.35
9/30/98                                   12.80      0.10         (1.81)         (0.10)          --           (0.36)     10.63
12/27/96 1 through 9/30/97                10.00      0.10          2.80          (0.10)          --              --      12.80
SERVICE CLASS
10/1/99 through 3/31/00 10               $11.34    $ 0.03        $ 1.05         $(0.03)     $    --          $(0.25)    $12.14
9/30/99                                   10.62      0.07          0.73          (0.08)          --              --      11.34
9/30/98                                   12.79      0.08         (1.82)         (0.07)          --           (0.36)     10.62
12/27/96 1 through 9/30/97                10.00      0.07          2.80          (0.08)          --              --      12.79
INVESTOR A CLASS
10/1/99 through 3/31/00 10               $11.33    $ 0.02        $ 1.05         $(0.01)     $    --          $(0.25)    $12.14
9/30/99                                   10.61      0.05          0.72          (0.05)          --              --      11.33
9/30/98                                   12.77      0.05         (1.81)         (0.04)          --           (0.36)     10.61
12/27/96 1 through 9/30/97                10.00      0.07          2.78          (0.08)          --              --      12.77
INVESTOR B CLASS
10/1/99 through 3/31/00 10               $11.26    $   --        $ 1.02         $   --      $    --          $(0.25)    $12.03
9/30/99                                   10.58     (0.04)         0.72             --           --              --      11.26
9/30/98                                   12.78     (0.03)        (1.81)            --           --           (0.36)     10.58
12/27/96 1 through 9/30/97                10.00      0.03          2.79          (0.04)          --              --      12.78
INVESTOR C CLASS
10/1/99 through 3/31/00 10               $11.26    $   --        $ 1.02         $   --      $    --          $(0.25)    $12.03
9/30/99                                   10.58     (0.03)         0.71             --           --              --      11.26
9/30/98                                   12.78     (0.02)        (1.82)            --           --           (0.36)     10.58
12/27/96 1 through 9/30/97                10.00      0.02          2.80          (0.04)          --              --      12.78

---------------------
MID-CAP GROWTH EQUITY
---------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 10               $19.12    $   --        $14.73         $   --      $    --          $(6.62)    $27.23
9/30/99                                   11.12     (0.07)         8.07             --           --              --      19.12
9/30/98                                   12.20     (0.02)        (0.96)            --       (0.01)           (0.09)     11.12
12/27/96 1 through 9/30/97                10.00     (0.01)         2.21             --           --              --      12.20
SERVICE CLASS
10/1/99 through 3/31/00 10               $18.96    $   --        $14.53         $   --      $    --          $(6.62)    $26.87
9/30/99                                   11.06     (0.13)         8.03             --           --              --      18.96
9/30/98                                   12.17     (0.09)        (0.92)            --       (0.01)           (0.09)     11.06
12/27/96 1 through 9/30/97                10.00     (0.03)         2.20             --           --              --      12.17
INVESTOR A CLASS
10/1/99 through 3/31/00 10               $18.85    $   --        $14.41         $   --      $    --          $(6.62)    $26.64
9/30/99                                   11.02     (0.11)         7.94             --           --              --      18.85
9/30/98                                   12.14     (0.07)        (0.95)            --       (0.01)           (0.09)     11.02
12/27/96 1 through 9/30/97                10.00     (0.03)         2.17             --           --              --      12.14
INVESTOR B CLASS
10/1/99 through 3/31/00 10               $18.52    $   --        $13.99         $   --      $    --          $(6.62)    $25.89
9/30/99                                   10.90     (0.18)         7.80             --           --              --      18.52
9/30/98                                   12.11     (0.14)        (0.97)            --       (0.01)           (0.09)     10.90
12/27/96 1 through 9/30/97                10.00     (0.05)         2.16             --           --              --      12.11
INVESTOR C CLASS
10/1/99 through 3/31/00 10               $18.52    $   --        $13.92         $   --      $    --          $(6.62)    $25.82
9/30/99                                   10.90     (0.10)         7.72             --           --              --      18.52
9/30/98                                   12.11     (0.14)        (0.97)            --       (0.01)           (0.09)     10.90
12/27/96 1 through 9/30/97                10.00     (0.07)         2.18             --           --              --      12.11




                                                                                                          RATIO OF NET
                                          NET                     RATIO OF EXPENSES                    INVESTMENT INCOME
                                         ASSETS       RATIO OF       TO AVERAGE       RATIO OF NET        TO AVERAGE
                                         END OF      EXPENSES TO     NET ASSETS     INVESTMENT INCOME     NET ASSETS       PORTFOLIO
                              TOTAL      PERIOD      AVERAGE NET     (EXCLUDING      TO AVERAGE NET       (EXCLUDING       TURNOVER
                             RETURN      (000)         ASSETS         WAIVERS)           ASSETS            WAIVERS)          RATE
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR C CLASS
10/1/99 through 3/31/00 10   33.87% 4    $ 10,551        2.00% 2         2.00% 2          (1.39)% 2           (1.39)% 2         48%
9/30/99                      33.83 4        4,181        2.03            2.03             (1.23)              (1.23)            60
9/30/98                      10.33 4        1,037        2.06            2.06             (1.01)              (1.01)            54
1/24/97 1 through 9/30/97    22.78 4          207        2.02 2          2.09 2           (0.66 2             (0.73) 2          81

--------------------
MID-CAP VALUE EQUITY
--------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 10    9.82%      $238,607        1.12% 2         1.12% 2           0.75% 2             0.75% 2          89%
9/30/99                       7.68        233,891        1.12            1.12              0.88                0.88             88
9/30/98                     (13.68)       205,634        1.14            1.20              0.89                0.83             71
12/27/96 1 through 9/30/97   29.11        106,886        1.15 2          1.19 2            1.33 2              1.29 2           36
SERVICE CLASS
10/1/99 through 3/31/00 10    9.64%      $ 34,484        1.42% 2         1.42% 2           0.45% 2             0.45% 2          89%
9/30/99                       7.29         40,852        1.42            1.42              0.58                0.58             88
9/30/98                     (13.94)        28,879        1.44            1.50              0.60                0.54             71
12/27/96 1 through 9/30/97   28.81         22,757        1.44 2          1.48 2            0.98 2              0.94 2           36
INVESTOR A CLASS
10/1/99 through 3/31/00 10    9.57% 3    $  3,698        1.60% 2         1.60% 2           0.27% 2             0.27% 2          89%
9/30/99                       7.14 3        4,328        1.59            1.60              0.41                0.41             88
9/30/98                     (14.06) 3       3,983        1.61            1.67              0.41                0.35             71
12/27/96 1 through 9/30/97   28.51 3        2,315        1.61 2          1.64 2            0.77 2              0.73 2           36
INVESTOR B CLASS
10/1/99 through 3/31/00 10    9.18% 4    $  4,952        2.34% 2         2.34% 2          (0.47)% 2           (0.47)% 2         89%
9/30/99                       6.33 4        5,147        2.34            2.34             (0.34)              (0.34)            88
9/30/98                     (14.66) 4       6,375        2.35            2.41             (0.33)              (0.39)            71
12/27/96 1 through 9/30/97   28.23 4        2,911        2.32 2          2.36 2            0.04 2              0.02             36
INVESTOR C CLASS
10/1/99 through 3/31/00 10    9.18% 4    $    916        2.32% 2         2.32% 2          (0.50)% 2           (0.50) 2          89%
9/30/99                       6.33 4          420        2.34            2.34             (0.34)              (0.34)            88
9/30/98                     (14.66) 4         259        2.33            2.39             (0.28)              (0.34)            71
12/27/96 1 through 9/30/97   28.23 4           21        2.33 2          2.37 2            0.13 2              0.09 2           36

---------------------
MID-CAP GROWTH EQUITY
---------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 10   96.33%      $621,015        1.10% 2         1.10% 2          (0.53)% 2           (0.53)% 2        176%
9/30/99                      71.94        361,901        1.11            1.12             (0.48)              (0.49)           318
9/30/98                      (8.05)       220,903        1.14            1.20             (0.37)              (0.43)           204
12/27/96 1 through 9/30/97   22.00        107,709        1.13 2          1.17 2           (0.16) 2            (0.20)2           64
SERVICE CLASS
10/1/99 through 3/31/00 10   96.02%      $ 53,074        1.40% 2         1.40% 2          (0.83)% 2           (0.83)% 2        176%
9/30/99                      71.43         46,639        1.41            1.42             (0.78)              (0.79)           318
9/30/98                      (8.32)        28,601        1.44            1.50             (0.68)              (0.74)           204
12/27/96 1 through 9/30/97   21.70         22,984        1.44 2          1.48 2           (0.54) 2            (0.58) 2          64
INVESTOR A CLASS
10/1/99 through 3/31/00 10   95.91% 3    $ 67,277        1.56% 2         1.56% 2          (0.99)% 2           (0.99)% 2        176%
9/30/99                      71.05 3       12,795        1.58            1.59             (0.95)              (0.96)           318
9/30/98                      (8.42) 3       4,090        1.61            1.67             (0.85)              (0.91)           204
12/27/96 1 through 9/30/97   21.40 3        2,650        1.59 2          1.63 2           (0.73) 2            (0.77) 2          64
INVESTOR B CLASS
10/1/99 through 3/31/00 10   95.18% 4    $ 90,758        2.28%2          2.28% 2          (1.71)% 2           (1.71)% 2        176%
9/30/99                      69.91 4       12,698        2.33            2.34             (1.70)              (1.71)           318
9/30/98                      (9.19) 4       4,088        2.35            2.41             (1.60)              (1.66)           204
12/27/96 1 through 9/30/97   21.10 4        2,691        2.32 2          2.36 2           (1.50) 2            (1.54) 2          64
INVESTOR C CLASS
10/1/99 through 3/31/00 10   94.65% 4    $ 49,395        2.25% 2         2.25% 2          (1.68)% 2           (1.68)% 2        176%
9/30/99                      69.91 4        1,770        2.33            2.34             (1.70)              (1.71)           318
9/30/98                      (9.19) 4         230        2.34            2.40             (1.56)              (1.62)           204
12/27/96 1 through 9/30/97   21.10 4           85        2.35 2          2.39 2           (1.49) 2            (1.53) 2          64




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

62-63

                                 BlackRock Funds

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                          NET                  NET GAIN
                                         ASSET                (LOSS) ON     DISTRIBUTIONS  DISTRIBUTIONS               DISTRIBUTIONS
                                         VALUE       NET      INVESTMENTS      FROM NET    IN EXCESS OF   DISTRIBUTIONS   FROM NET
                                       BEGINNING INVESTMENT (BOTH REALIZED    INVESTMENT  NET INVESTMENT       FROM        REALIZED
                                       OF PERIOD   INCOME   AND UNREALIZED)     INCOME        INCOME         CAPITAL        GAINS
------------------------------------------------------------------------------------------------------------------------------------

-----------------------
SMALL CAP VALUE EQUITY
-----------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 10               $14.73    $ 0.07        $ 0.77         $(0.07)      $   --          $   --         $   --
9/30/99                                   14.89      0.12          0.67          (0.13)       (0.15)             --          (0.67)
9/30/98                                   20.20      0.13         (3.19)         (0.13)          --              --          (2.12)
9/30/97                                   15.98      0.17          6.39          (0.17)          --              --          (2.17)
9/30/96                                   15.16      0.10          1.70          (0.11)          --              --          (0.87)
9/30/95                                   13.62      0.06          2.17          (0.08)          --              --          (0.61)
SERVICE CLASS
10/1/99 through 3/31/00 10               $14.71    $ 0.05        $ 0.77         $(0.05)      $   --          $   --         $   --
9/30/99                                   14.88      0.07          0.68          (0.10)       (0.15)             --          (0.67)
9/30/98                                   20.20      0.09         (3.21)         (0.08)          --              --          (2.12)
9/30/97                                   15.98      0.13          6.39          (0.13)          --              --          (2.17)
9/30/96                                   15.15      0.06          1.70          (0.06)          --              --          (0.87)
9/30/95                                   13.59      0.02          2.18          (0.03)                          --          (0.61)
INVESTOR A CLASS
10/1/99 through 3/31/00 10               $14.71    $ 0.03        $ 0.77         $(0.03)      $   --          $   --         $   --
9/30/99                                   14.88      0.03          0.69          (0.07)       (0.15)             --          (0.67)
9/30/98                                   20.20      0.06         (3.20)         (0.06)          --              --          (2.12)
9/30/97                                   15.97      0.10          6.40          (0.10)          --              --          (2.17)
9/30/96                                   15.14      0.03          1.69          (0.02)          --              --          (0.87)
9/30/95                                   13.58        --          2.17             --           --              --          (0.61)
INVESTOR B CLASS
10/1/99 through 3/31/00 10               $14.31    $   --        $ 0.73         $   --       $   --          $   --         $   --
9/30/99                                   14.53     (0.06)         0.66             --        (0.15)             --          (0.67)
9/30/98                                   19.86     (0.02)        (3.19)            --           --              --          (2.12)
9/30/97                                   15.80      0.08          6.19          (0.04)          --              --          (2.17)
9/30/96                                   15.06     (0.04)         1.65             --           --              --          (0.87)
10/3/94 1 through 9/30/95                 13.51     (0.05)         2.21             --           --              --          (0.61)
INVESTOR C CLASS
10/1/99 through 3/31/00 10               $14.31    $--           $ 0.74         $   --       $   --          $   --         $   --
9/30/99                                   14.53     (0.01)         0.61             --        (0.15)             --          (0.67)
9/30/98                                   19.86     (0.04)        (3.17)            --           --              --          (2.12)
10/1/96 1 through 9/30/97                 15.76      0.02          6.29          (0.04)          --              --          (2.17)

-----------------------
SMALL CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 10               $25.38    $   --        $18.18         $   --       $    --         $   --         $(4.14)
9/30/99                                   17.50     (0.06)         7.94             --            --             --             --
9/30/98                                   23.62        --         (4.98)            --            --          (0.02)         (1.12)
9/30/97                                   21.94      0.02          3.18          (0.03)           --             --          (1.49)
9/30/96                                   15.06     (0.01)         6.91          (0.02)           --             --             --
9/30/95                                   10.16      0.02          4.90          (0.02)           --             --             --
SERVICE CLASS
10/1/99 through 3/31/00 10               $24.93    $   --        $17.75         $   --       $    --         $   --         $(4.14)
9/30/99                                   17.24     (0.13)         7.82             --            --             --             --
9/30/98                                   23.43     (0.14)        (4.91)            --            --          (0.02)         (1.12)
9/30/97                                   21.80     (0.03)         3.15             --            --             --          (1.49)
9/30/96                                   15.02     (0.06)         6.84             --            --             --             --
9/30/95                                   10.14     (0.01)         4.89             --            --             --             --
INVESTOR A CLASS
10/1/99 through 3/31/00 10               $24.73    $   --        $17.58         $   --       $    --         $   --         $(4.14)
9/30/99                                   17.12     (0.13)         7.74             --            --             --             --
9/30/98                                   23.25     (0.11)        (4.88)            --            --          (0.02)         (1.12)
9/30/97                                   21.69     (0.04)         3.09             --            --             --          (1.49)
9/30/96                                   14.98     (0.06)         6.77             --            --             --             --
9/30/95                                   10.12     (0.02)         4.88             --            --             --             --
INVESTOR B CLASS
10/1/99 through 3/31/00 10               $23.97    $   --        $16.83         $   --       $    --         $   --         $(4.14)
9/30/99                                   16.73     (0.33)         7.57             --            --             --             --
9/30/98                                   22.89     (0.22)        (4.80)            --            --          (0.02)         (1.12)
9/30/97                                   21.53     (0.07)         2.92             --            --             --          (1.49)
1/18/96 1 through 9/30/96                 14.87     (0.07)         6.73             --            --             --             --



                                                                                                            RATIO OF NET
                             NET                NET                  RATIO OF EXPENSES                   INVESTMENT INCOME
                            ASSET              ASSETS    RATIO OF       TO AVERAGE       RATIO OF NET       TO AVERAGE
                            VALUE              END OF   EXPENSES TO     NET ASSETS     INVESTMENT INCOME    NET ASSETS     PORTFOLIO
                            END OF   TOTAL     PERIOD   AVERAGE NET     (EXCLUDING      TO AVERAGE NET      (EXCLUDING      TURNOVER
                           PERIOD   RETURN     (000)      ASSETS         WAIVERS)           ASSETS           WAIVERS)         RATE
------------------------------------------------------------------------------------------------------------------------------------

-----------------------
SMALL CAP VALUE EQUITY
-----------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 10 $15.50     5.72%   $  486,407    0.87% 2         0.87% 2           0.89% 2          0.89% 2          59%
9/30/99                     14.73     5.22       519,388    0.86            0.86              0.88             0.88             48
9/30/98                     14.89   (17.03)      527,374    0.87            0.88              0.79             0.78             45
9/30/97                     20.20    47.36       309,899    0.87            0.88              1.09             1.08             66
9/30/96                     15.98    12.64       214,828    0.85            0.86              0.68             0.67             50
9/30/95                     15.16    17.43       168,334    0.75            0.84              0.44             0.35             31
SERVICE CLASS
10/1/99 through 3/31/00 10 $15.48     5.55%   $   61,359    1.17% 2         1.17% 2           0.61% 2          0.61% 2          59%
9/30/99                     14.71     4.88        66,728    1.16            1.16              0.58             0.58             48
9/30/98                     14.88   (17.33)       77,893    1.17            1.18              0.44             0.43             45
9/30/97                     20.20    46.95       122,431    1.17            1.18              0.79             0.78             66
9/30/96                     15.98    12.30        80,981    1.15            1.16              0.38             0.37             50
9/30/95                     15.15    17.17        61,313    1.02            1.12              0.16             0.07             31
INVESTOR A CLASS
10/1/99 through 3/31/00 10 $15.48     5.45 3  $   24,405    1.33% 2         1.33% 2           0.43% 2          0.43% 2          59%
9/30/99                     14.71     4.71 3      31,843    1.30            1.30              0.44             0.44             48
9/30/98                     14.88   (17.43) 3     34,286    1.32            1.33              0.32             0.31             45
9/30/97                     20.20    46.85 3      34,031    1.34            1.35              0.63             0.62             66
9/30/96                     15.97    12.06 3      24,605    1.32            1.33              0.20             0.19             50
9/30/95                     15.14    16.96 3      21,563    1.18            1.28              0.0             (0.09)            31
INVESTOR B CLASS
10/1/99 through 3/31/00 10 $15.04     5.10% 4 $   14,711    2.09% 2         2.09% 2          (0.33)% 2        (0.33)% 2         59%
9/30/99                     14.31     3.93 4      19,000    2.08            2.08             (0.34)           (0.34)            48
9/30/98                     14.53   (18.08) 4     20,717    2.08            2.09             (0.43)           (0.44)            45
9/30/97                     19.86    45.67 4      11,001    2.07            2.08             (0.15)           (0.16)            66
9/30/96                     15.80    11.34 4       2,357    2.04            2.05             (0.50)           (0.51)            50
10/3/94 1 through 9/30/95   15.06    16.95 4       1,477    1.802           1.89 2           (0.61) 2         (0.70) 2          31
INVESTOR C CLASS
10/1/99 through 3/31/00 10 $15.05     5.17% 4 $    4,169    2.09% 2         2.09% 2          (0.33)% 2        (0.33)% 2         59%
9/30/99                     14.31     3.93 4       9,162    2.08            2.08             (0.34)           (0.34)            48
9/30/98                     14.53   (18.08) 4      5,491    2.08            2.09             (0.42)           (0.43)            45
10/1/96 1 through 9/30/97   19.86    46.04 4       2,109    2.04 2          2.05 2           (0.18) 2         (0.19) 2          66

-----------------------
SMALL CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 10 $39.42    79.72%   $2,408,218    0.78% 2         0.78% 2          (0.09)% 2        (0.09)% 2         97%
9/30/99                     25.38    44.95     1,426,124    0.82            0.82             (0.25)           (0.25)           176
9/30/98                     17.50   (21.93)    1,022,404    0.87            0.87             (0.13)           (0.13)           159
9/30/97                     23.62    15.89       495,904    0.87            0.87              0.01             0.01             82
9/30/96                     21.94    45.87       299,563    0.86            0.88             (0.07)           (0.09)            89
9/30/95                     15.06    48.50       145,915    0.75            0.88              0.22             0.09             74
SERVICE CLASS
10/1/99 through 3/31/00 10 $38.54    79.41%   $  336,228    1.08% 2         1.08% 2          (0.39)% 2        (0.39)% 2         97%
9/30/99                     24.93    44.52       170,900    1.12            1.12             (0.55)           (0.55)           176
9/30/98                     17.24   (22.40)      141,470    1.17            1.17             (0.46)           (0.46)           159
9/30/97                     23.43    15.54       225,089    1.17            1.17             (0.29)           (0.29)            82
9/30/96                     21.80    45.14       158,901    1.16            1.18             (0.38)           (0.40)            89
9/30/95                     15.02    48.13        62,604    1.03            1.16             (0.07)           (0.20)            74
INVESTOR A CLASS
10/1/99 through 3/31/00 10 $38.17    79.35% 3 $  171,773    1.20% 2         1.20% 2          (0.51)% 2        (0.51) 2          97%
9/30/99                     24.73    44.37 3      79,478    1.23            1.23             (0.66)           (0.66)           176
9/30/98                     17.12   (22.31) 3     48,190    1.32            1.32             (0.61)           (0.61)           159
9/30/97                     23.25    15.28 3      57,323    1.34            1.34             (0.46)           (0.46)            82
9/30/96                     21.69    44.79 3      27,954    1.33            1.35             (0.55)           (0.57)            89
9/30/95                     14.98    48.02 3       7,348    1.20            1.33             (0.24)           (0.36)            74
INVESTOR B CLASS
10/1/99 through 3/31/00 10 $36.66    78.66% 4 $   94,934    1.95% 2         1.95% 2          (1.26)% 2        (1.26)% 2         97%
9/30/99                     23.97    43.28 4      44,109    2.00            2.00             (1.43)           (1.43)           176
9/30/98                     16.73   (22.89) 4     38,485    2.07            2.07             (1.36)           (1.36            159
9/30/97                     22.89    14.47 4      40,270    2.07            2.07             (1.23)           (1.23)            82
1/18/96 1 through 9/30/96   21.53    38.27 4       6,520    2.06 2          2.08 2           (1.34) 2         (1.36) 2          89



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

64-65

                                 BlackRock Funds

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                          NET                  NET GAIN                                                  NET
                                         ASSET                (LOSS) ON     DISTRIBUTIONS                DISTRIBUTIONS  ASSET
                                         VALUE       NET      INVESTMENTS      FROM NET    DISTRIBUTIONS    FROM NET    VALUE
                                       BEGINNING INVESTMENT (BOTH REALIZED    INVESTMENT       FROM         REALIZED    END OF
                                       OF PERIOD   INCOME   AND UNREALIZED)     INCOME        CAPITAL         GAINS     PERIOD
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR C CLASS
10/1/99 through 3/31/00 10              $23.97    $   --        $16.83          $   --        $   --       $(4.14)     $36.66
9/30/99                                  16.73     (0.35)         7.59              --            --           --       23.97
9/30/98                                  22.89     (0.26)        (4.76)             --         (0.02)       (1.12)      16.73
9/30/97                                  21.53     (0.11)         2.96              --            --        (1.49)      22.89
9/6/96 1 through 9/30/96                 19.66     (0.01)         1.88              --            --           --       21.53

--------------------------
MICRO-CAP EQUITY PORTFOLIO
--------------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 10              $24.73    $   --        $28.40          $   --        $   --       $(3.30)     $49.83
9/30/99                                   9.38     (0.06)        15.41              --            --           --       24.73
5/1/98 1 through 9/30/98                 10.00     (0.01)        (0.61)             --            --           --        9.38
SERVICE CLASS
10/1/99 through 3/31/00 10              $24.64    $   --        $28.22          $   --        $   --       $(3.30)     $49.56
9/30/99                                   9.38     (0.07)        15.33              --        $   --           --       24.64
5/1/98 1 through 9/30/98                 10.00     (0.02)        (0.60)             --            --           --        9.38
INVESTOR A CLASS
10/1/99 through 3/31/00 10              $24.60    $   --        $28.11          $   --        $   --       $(3.30)     $49.41
9/30/99                                   9.38     (0.11)        15.33              --            --           --       24.60
5/1/98 1 through 9/30/98                 10.00     (0.02)        (0.60)             --            --           --        9.38
INVESTOR B CLASS
10/1/99 through 3/31/00 10              $24.38    $   --        $27.66          $   --        $   --       $(3.30)     $48.74
9/30/99                                   9.36     (0.18)        15.20              --            --           --       24.38
5/1/98 1 through 9/30/98                 10.00     (0.04)        (0.60)             --            --           --        9.36
INVESTOR C CLASS
10/1/99 through 3/31/00 10              $24.38    $   --        $27.65          $   --        $   --       $(3.30)     $48.73
9/30/99                                   9.36     (0.16)        15.18              --            --           --       24.38
5/1/98 1 through 9/30/98                 10.00     (0.04)        (0.60)             --            --           --        9.36

--------------------
INTERNATIONAL EQUITY
--------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 10              $15.94    $ 0.10        $ 2.09          $(0.10)       $   --       $(2.08)     $15.95
9/30/99                                  13.23      0.07          3.57           (0.13)           --        (0.80)      15.94
9/30/98                                  14.65      0.27         (1.29)          (0.20)           --        (0.20)      13.23
9/30/97                                  13.43      0.14          1.77           (0.28)           --        (0.41)      14.65
9/30/96                                  13.27      0.17          0.84           (0.18)           --        (0.67)      13.43
9/30/95                                  13.44      0.17          0.13           (0.11)           --        (0.36)      13.27
SERVICE CLASS
10/1/99 through 3/31/00 10              $15.84    $ 0.06        $ 2.09          $(0.06)       $   --       $(2.08)     $15.85
9/30/99                                  13.15     (0.02)         3.59           (0.08)           --        (0.80)      15.84
9/30/98                                  14.58      0.02         (1.09)          (0.16)           --        (0.20)      13.15
9/30/97                                  13.37      0.10          1.76           (0.24)           --        (0.41)      14.58
9/30/96                                  13.24      0.19          0.78           (0.17)           --        (0.67)      13.37
9/30/95                                  13.41      0.11          0.16           (0.08)           --        (0.36)      13.24
INVESTOR A CLASS
10/1/99 through 3/31/00 10              $15.79    $ 0.03        $ 2.09          $(0.02)       $   --       $(2.08)     $15.81
9/30/99                                  13.14     (0.05)         3.58           (0.08)           --        (0.80)      15.79
9/30/98                                  14.57      0.10         (1.20)          (0.13)           --        (0.20)      13.14
9/30/97                                  13.36      0.07          1.77           (0.22)           --        (0.41)      14.57
9/30/96                                  13.24      0.14          0.81           (0.16)           --        (0.67)      13.36
9/30/95                                  13.40      0.11          0.13           (0.04)           --        (0.36)      13.24
INVESTOR B CLASS
10/1/99 through 3/31/00 10              $15.55    $   --        $ 2.04          $   --        $   --       $(2.08)     $15.51
9/30/99                                  12.94     (0.10)         3.51              --            --        (0.80)      15.55
9/30/98                                  14.38     (0.01)        (1.16)          (0.07)           --        (0.20)      12.94
9/30/97                                  13.23      0.07          1.66           (0.17)           --        (0.41)      14.38
9/30/96                                  13.20      0.08          0.77           (0.15)           --        (0.67)      13.23
10/3/94 1 through 9/30/95                13.35      0.05          0.16              --            --        (0.36)      13.20
INVESTOR C CLASS
10/1/99 through 3/31/00 10              $15.55    $   --        $ 2.03          $   --        $   --       $(2.08)     $15.50
9/30/99                                  12.94     (0.02)         3.43              --            --        (0.80)      15.55
9/30/98                                  14.38        --         (1.17)          (0.07)           --        (0.20)      12.94
12/5/96 1 through 9/30/97                13.21      0.15          1.19           (0.17)           --           --       14.38


                                                                                                         RATIO OF NET
                                             NET                   RATIO OF EXPENSES                   INVESTMENT INCOME
                                            ASSETS     RATIO OF       TO AVERAGE       RATIO OF NET       TO AVERAGE
                                            END OF    EXPENSES TO     NET ASSETS     INVESTMENT INCOME    NET ASSETS       PORTFOLIO
                                TOTAL       PERIOD    AVERAGE NET     (EXCLUDING      TO AVERAGE NET      (EXCLUDING       TURNOVER
                               RETURN       (000)       ASSETS         WAIVERS)           ASSETS           WAIVERS)          RATE
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR C CLASS
10/1/99 through 3/31/00 10     78.66% 4  $   48,459      1.97% 2         1.97% 2          (1.28)% 2          (1.28)% 2         97%
9/30/99                        43.28 4       13,541      2.05            2.05             (1.48)             (1.48)           176
9/30/98                       (22.89) 4      11,931      2.09            2.09             (1.38)             (1.38)           159
9/30/97                        14.47 4       14,106      2.07            2.07             (1.25)             (1.25)            82
9/6/96 1 through 9/30/96        9.51 4          329      1.74 2          1.76 2           (0.93) 2           (0.95) 2          89

--------------------------
MICRO-CAP EQUITY PORTFOLIO
--------------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 10    123.45%    $  123,339      1.39% 2         1.39% 2          (0.31)% 2          (0.31)% 2        209%
9/30/99                       163.37         28,106      1.43            1.65             (0.72)             (0.94)           346
5/1/98 1 through 9/30/98       (6.10)         1,302      1.40 2          2.73 2           (0.33) 2           (1.66) 2         119
SERVICE CLASS
10/1/99 through 3/31/00 10    123.15%    $    2,946      1.69% 2         1.69% 2          (0.61) 2          (0.61)% 2         209%
9/30/99                       162.41            690      1.73            1.92             (1.00)             (1.19)           346
5/1/98 1 through 9/30/98       (6.10)            69      1.68 2          3.01 2           (0.61) 2           (1.94) 2         119
INVESTOR A CLASS
10/1/99 through 3/31/00 10    122.89% 3  $  199,683      1.86% 2         1.86% 2          (0.78)% 2          (0.78)% 2        209%
9/30/99                       162.26 3       45,429      1.90            2.23             (1.17)             (1.50)           346
5/1/98 1 through 9/30/98       (6.20) 3       6,100      1.84 2          3.17 2           (0.70) 2           (2.03) 2         119
INVESTOR B CLASS
10/1/99 through 3/31/00 10    122.08% 4  $  259,235      2.59% 2         2.59% 2          (1.51)% 2          (1.51)% 2        209%
9/30/99                       160.19 4       53,476      2.65            3.01             (1.91)             (2.27)           346
5/1/98 1 through 9/30/98       (6.30) 4       8,560      2.55 2          3.88 2           (1.44) 2           (2.77) 2         119
INVESTOR C CLASS
10/1/99 through 3/31/00 10    122.04% 4  $  166,316      2.58% 2         2.58% 2          (1.50)% 2          (1.50)% 2        209%
9/30/99                       160.19 4       19,993      2.63            2.93             (1.91)             (2.21)           346
5/1/98 1 through 9/30/98       (6.30) 4       1,809      2.53 2          3.86 2           (1.45) 2           (2.78) 2         119

--------------------
INTERNATIONAL EQUITY
--------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 10     14.73%    $1,249,063      1.04% 2         1.04% 2          (0.19)% 2          (0.19)% 2         74%
9/30/99                        28.59      1,116,766      1.04            1.04              0.55               0.55             62
9/30/98                        (7.03)     1,012,132      1.06            1.11              1.00               0.95             57
9/30/97                        14.88        433,135      1.06            1.16              0.94               0.84             62
9/30/96                         8.01        388,588      1.06            1.17              0.90               0.79             70
9/30/95                         2.46        312,588      0.97            1.14              1.42               1.24            105
SERVICE CLASS
10/1/99 through 3/31/00 10     14.51%    $  134,066      1.34% 2         1.34% 2          (0.49)% 2          (0.49)% 2         74%
9/30/99                        28.14        118,323      1.34            1.34              0.21               0.21             62
9/30/98                        (7.34)       143,526      1.36            1.41              0.49               0.44             57
9/30/97                        14.52        199,939      1.36            1.46              0.42               0.32             62
9/30/96                         7.71        161,321      1.36            1.47              0.71               0.60             70
9/30/95                         2.19        106,045      1.25            1.42              1.16               0.98            105
INVESTOR A CLASS
10/1/99 through 3/31/00 10     14.45% 3   $  32,647      1.49% 2         1.49% 2          (0.64)%2           (0.64)% 2         74%
9/30/99                        27.82 3       33,106      1.48            1.48              0.23               0.23             62
9/30/98                        (7.56) 3      26,637      1.52            1.57              0.31               0.26             57
9/30/97                        14.36 3       22,335      1.53            1.63              0.50               0.40             62
9/30/96                         7.58 3       19,842      1.53            1.64              0.45               0.34             70
9/30/95                         2.00 3       17,721      1.40            1.58              0.97               0.80            105
INVESTOR B CLASS
10/1/99 through 3/31/00 1      14.05% 4    $  9,737      2.26% 2         2.26% 2          (1.41)% 2          (1.41)% 2         74%
9/30/99                        26.98 4        7,822      2.26            2.26             (0.66)             (0.66)            62
9/30/98                        (8.19) 4       6,509      2.28            2.33             (0.38)             (0.43)            57
9/30/97                        13.63 4        5,850      2.27            2.37             (0.22)             (0.32)            62
9/30/96                         6.81 4        2,692      2.23            2.34             (0.18)             (0.29)            70
10/3/94 1 through 9/30/95       1.77 4        1,071      2.06 2          2.23 2            0.59 2             0.41 2          105
INVESTOR C CLASS
10/1/99 through 3/31/00 10     13.97% 4    $  1,684      2.24% 2         2.24% 2          (1.39)% 2          (1.39)% 2         74%
9/30/99                        26.98 4        1,018      2.26            2.26             (0.27)             (0.27)            62
9/30/98                        (8.19) 4         294      2.27            2.32             (0.31)             (0.36)            57
12/5/96 1 through 9/30/97      10.33 4          155      2.28 2          2.38 2           (0.48) 2           (0.58) 2          62

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

66-67

                                 BlackRock Funds

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          NET                  NET GAIN                                                  NET
                                         ASSET                (LOSS) ON     DISTRIBUTIONS                DISTRIBUTIONS  ASSET
                                         VALUE       NET      INVESTMENTS      FROM NET    DISTRIBUTIONS    FROM NET    VALUE
                                       BEGINNING INVESTMENT (BOTH REALIZED    INVESTMENT       FROM         REALIZED    END OF
                                       OF PERIOD   INCOME   AND UNREALIZED)     INCOME        CAPITAL         GAINS     PERIOD
---------------------------------------------------------------------------------------------------------------------------------

------------------------------
INTERNATIONAL SMALL CAP EQUITY
------------------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 10              $12.90    $ 0.02        $15.09          $   --        $   --       $(1.40)     $26.61
9/30/99                                   9.56      0.03          4.44           (0.02)           --        (1.11)      12.90
9/30/98                                   9.94      0.07         (0.40)          (0.05)           --           --        9.56
9/26/97 1 through 9/30/97                10.00        --         (0.06)             --            --           --        9.94
SERVICE CLASS
10/1/99 through 3/31/00 10              $12.84    $ 0.01        $14.98          $   --        $   --       $(1.40)     $26.43
9/30/99                                   9.56      0.02          4.39           (0.02)           --        (1.11)      12.84
9/30/98                                   9.94      0.02         (0.35)          (0.05)           --           --        9.56
9/26/97 1 through 9/30/97                10.00        --         (0.06)             --            --           --        9.94
INVESTOR A CLASS
10/1/99 through 3/31/00 10              $12.84    $   --        $14.98          $   --        $   --       $(1.40)     $26.42
9/30/99                                   9.54     (0.01)         4.42              --            --        (1.11)      12.84
9/30/98                                   9.94      0.02         (0.39)          (0.03)           --           --        9.54
9/26/97 1 through 9/30/97                10.00        --         (0.06)             --            --           --        9.94
INVESTOR B CLASS
10/1/99 through 3/31/00 10              $12.78    $   --        $14.82          $   --        $   --       $(1.40)     $26.20
9/30/99                                   9.48     (0.10)         4.51              --            --        (1.11)      12.78
9/30/98                                   9.94     (0.05)        (0.39)          (0.02)           --           --        9.48
9/26/97 1 through 9/30/97                10.00        --         (0.06)             --            --           --        9.94
INVESTOR C CLASS
10/1/99 through 3/31/00 10              $12.78    $   --        $14.82          $   --        $   --       $(1.40)     $26.20
9/30/99                                   9.48     (0.03)         4.44              --            --        (1.11)      12.78
9/30/98                                   9.94     (0.04)        (0.40)          (0.02)           --           --        9.48
9/26/97 1 through 9/30/97                10.00        --         (0.06)             --            --           --        9.94

------------------------------
INTERNATIONAL EMERGING MARKETS
------------------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 10              $ 6.09    $ 0.04        $ 1.91          $(0.06)       $   --       $   --      $ 7.98
9/30/99                                   4.42      0.06          1.66           (0.05)           --           --        6.09
9/30/98                                   9.69      0.06         (5.19)             --            --        (0.14)       4.42
9/30/97                                   8.76      0.03          0.95           (0.05)           --           --        9.69
9/30/96                                   8.19      0.08          0.50              --            --        (0.01)       8.76
9/30/95                                  10.56      0.08         (2.15)          (0.10)        (0.01)       (0.19)       8.19
SERVICE CLASS
10/1/99 through 3/31/00 10              $ 6.08    $ 0.02        $ 1.91          $(0.03)       $   --       $   --      $ 7.98
9/30/99                                   4.39      0.04          1.65              --            --           --        6.08
9/30/98                                   9.63      0.06         (5.16)             --            --        (0.14)       4.39
9/30/97                                   8.72      0.01          0.93           (0.03)           --           --        9.63
9/30/96                                   8.18      0.04          0.51              --            --        (0.01)       8.72
9/30/95                                  10.55      0.06         (2.15)          (0.08)        (0.01)       (0.19)       8.18
INVESTOR A CLASS
10/1/99 through 3/31/00 10              $ 6.04    $ 0.01        $ 1.91          $(0.03)       $   --       $   --      $ 7.93
9/30/99                                   4.36      0.03          1.65              --            --           --        6.04
9/30/98                                   9.60      0.03         (5.13)             --            --        (0.14)       4.36
9/30/97                                   8.71     (0.06)         0.98           (0.03)           --           --        9.60
9/30/96                                   8.18      0.02          0.52              --            --        (0.01)       8.71
9/30/95                                  10.54      0.03         (2.14)          (0.05)        (0.01)       (0.19)       8.18
INVESTOR B CLASS
10/1/99 through 3/31/00 10              $ 5.91    $(0.02)       $ 1.88          $   --        $   --       $   --       $7.77
9/30/99                                   4.30     (0.01)         1.62              --            --           --        5.91
9/30/98                                   9.54     (0.03)        (5.07)             --            --        (0.14)       4.30
9/30/97                                   8.69     (0.04)         0.89              --            --           --        9.54
4/25/96 1 through 9/30/96                 8.85        --         (0.16)             --            --           --        8.69
INVESTOR C CLASS
10/1/99 through 3/31/00 10              $ 5.91    $(0.02)       $ 1.88          $   --        $   --       $   --      $ 7.77
9/30/99                                   4.30     (0.05)         1.66              --            --           --        5.91
9/30/98                                   9.54     (0.02)        (5.08)             --            --        (0.14)       4.30
3/21/97 1 through 9/30/97                 9.70     (0.01)        (0.15)             --            --           --        9.54

                                                                                                         RATIO OF NET
                                            NET                    RATIO OF EXPENSES                   INVESTMENT INCOME
                                           ASSETS      RATIO OF       TO AVERAGE       RATIO OF NET       TO AVERAGE
                                           END OF     EXPENSES TO     NET ASSETS     INVESTMENT INCOME    NET ASSETS       PORTFOLIO
                                  TOTAL    PERIOD     AVERAGE NET     (EXCLUDING      TO AVERAGE NET      (EXCLUDING       TURNOVER
                                 RETURN    (000)        ASSETS         WAIVERS)           ASSETS           WAIVERS)          RATE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------
INTERNATIONAL SMALL CAP EQUITY
------------------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 10      126.39%    $ 89,295       1.33% 2         1.33% 2           0.24% 2            0.24% 2         161%
9/30/99                          51.88       23,814       1.33            2.00              0.19              (0.48)           224
9/30/98                          (3.57)      16,233       1.32            2.17              0.65              (0.20)            76
9/26/97 1 through 9/30/97        (0.30)      15,415       1.33 2          1.55 2            1.42 2             1.19 2            0
SERVICE CLASS
10/1/99 through 3/31/00 10      126.02%    $    341       1.63% 2         1.63% 2           0.08% 2            0.08% 2         161%
9/30/99                          51.14           --       1.63            2.30             (0.11)             (0.78)           224
9/30/98                          (3.62)           5       1.62            2.47              0.28              (0.57)            76
9/26/97 1 through 9/30/97        (0.30)          10       1.63 2          1.86 2            1.42 2             1.19 2            0
INVESTOR A CLASS
10/1/99 through 3/31/00 10      125.93% 3  $ 49,247       1.77% 2         1.77% 2           0.03% 2            0.03% 2         161%
9/30/99                          50.71 3      1,092       1.80            2.47             (0.23)             (0.90)           224
9/30/98                          (3.98) 3       849       1.78            2.63              0.20              (0.65)            76
9/26/97 1 through 9/30/97        (0.30) 3       326       1.30 2          1.52 2            1.44 2             1.22 2            0
INVESTOR B CLASS
10/1/99 through 3/31/00 10      125.23% 4  $ 62,170       2.48% 2         2.48% 2          (0.71)% 2          (0.71)% 2        161%
9/30/99                          49.83 4      2,208       2.55            3.22             (0.99)             (1.66)           224
9/30/98                          (4.73) 4     1,725       2.53            3.38             (0.54)             (1.39)            76
9/26/97 1 through 9/30/97        (0.30) 4       711       1.30 2          1.52 2            1.58 2             1.35 2            0
INVESTOR C CLASS
10/1/99 through 3/31/00 10      125.23% 4  $ 58,518       2.45% 2         2.45% 2          (0.62)% 2          (0.62)% 2        161%
9/30/99                          49.83 4      1,019       2.55            3.22             (0.99)             (1.66)           224
9/30/98                          (4.73) 4       423       2.53            3.38             (0.54)             (1.39)            76
9/26/97 1 through 9/30/97        (0.30) 4       182       1.30 2          1.52 2            1.44 2             1.22 2            0

------------------------------
INTERNATIONAL EMERGING MARKETS
------------------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 10       32.12%    $ 95,673       1.64% 2         1.64% 2           0.03% 2            0.03% 2          61%
9/30/99                          39.10       65,701       1.73            1.73              0.85               0.85            117
9/30/98                         (53.59)      63,649       1.76            1.86              0.95               0.85             37
9/30/97                          11.16      116,107       1.78            1.87              0.37               0.27             33
9/30/96                           6.97       68,664       1.78            1.88              0.96               0.87             44
9/30/95                         (19.72)      29,319       1.78            2.02              1.90               1.66             75
SERVICE CLASS
10/1/99 through 3/31/00 10       31.95%    $ 18,311       1.94% 2         1.94% 2          (0.27)% 2          (0.27)% 2         61%
9/30/99                          38.50       15,531       2.03            2.03              0.61               0.61            117
9/30/98                         (53.62)      26,566       2.06            2.16              0.71               0.61             37
9/30/97                          10.74       66,064       2.08            2.17              0.09              (0.01)            33
9/30/96                           6.61       37,987       2.08            2.18              0.70               0.60             44
9/30/95                         (19.91)      15,020       2.06            2.30              1.72               1.48             75
INVESTOR A CLASS
10/1/99 through 3/31/00 10       31.86% 3  $  2,680       2.12% 2         2.12% 2          (0.45)% 2          (0.45)% 2         61%
9/30/99                          38.53 3      2,052       2.20            2.20              0.37               0.37            117
9/30/98                         (53.79) 3     1,835       2.24            2.34              0.46               0.36             37
9/30/97                          10.51 3      4,454       2.25            2.34             (0.08)             (0.18)            33
9/30/96                           6.49 3      2,996       2.25            2.35              0.45               0.35             44
9/30/95                         (20.12) 3     2,563       2.20            2.44              1.54               1.30             75
INVESTOR B CLASS
10/1/99 through 3/31/00 10       31.25% 4  $  1,229       2.86% 2         2.86% 2          (1.19)% 2          (1.19)% 2         61%
9/30/99                          37.67 4        807       2.95            2.95             (0.37)             (0.37)           117
9/30/98                         (54.13) 4       733       2.98            3.08             (0.30)             (0.40)            37
9/30/97                           9.78 4      1,836       2.98            3.07             (0.80)             (0.90)            33
4/25/96 1 through 9/30/96        (1.81) 4       216       2.90 2          3.00 2            0.17 2             0.07 2           44
INVESTOR C CLASS
10/1/99 through 3/31/00 10       31.25% 4  $    420       2.83% 2         2.83% 2          (0.96)% 2          (0.96)% 2         61%
9/30/99                          37.67 4         43       2.95            2.95             (0.37)             (0.37)           117
9/30/98                         (54.13) 4        25       2.98            3.08             (0.29)             (0.39)            37
3/21/97 1 through 9/30/97        (3.08) 4        88       2.58 2          2.67 2           (0.27) 2           (0.37) 2          33

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

68-69

                                 BlackRock Funds

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                          NET                  NET GAIN                                                  NET
                                         ASSET                (LOSS) ON     DISTRIBUTIONS                DISTRIBUTIONS  ASSET
                                         VALUE       NET      INVESTMENTS      FROM NET    DISTRIBUTIONS    FROM NET    VALUE
                                       BEGINNING INVESTMENT (BOTH REALIZED    INVESTMENT       FROM         REALIZED    END OF
                                       OF PERIOD   INCOME   AND UNREALIZED)     INCOME        CAPITAL         GAINS     PERIOD
------------------------------------------------------------------------------------------------------------------------------------

-------------
SELECT EQUITY
-------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 10              $20.77      $ 0.03      $ 3.32        $(0.03)           $  --          $(1.63)   $22.46
9/30/99                                  17.01        0.14        4.36         (0.13)              --           (0.61)    20.77
9/30/98                                  17.51        0.16        0.49         (0.15)              --           (1.00)    17.01
9/30/97                                  13.57        0.19        5.15         (0.19)              --           (1.21)    17.51
9/30/96                                  11.88        0.21        2.08         (0.21)              --           (0.39)    13.57
9/30/95                                   9.92        0.22        2.08         (0.22)              --           (0.12)    11.88
SERVICE CLASS
10/1/99 through 3/31/00 10              $20.76      $ 0.02      $ 3.30        $(0.02)           $  --          $(1.63)   $22.43
9/30/99                                  17.00        0.07        4.37         (0.07)              --           (0.61)    20.76
9/30/98                                  17.50        0.12        0.48         (0.10)              --           (1.00)    17.00
9/30/97                                  13.56        0.11        5.18         (0.14)              --           (1.21)    17.50
9/30/96                                  11.88        0.17        2.07         (0.17)              --           (0.39)    13.56
9/30/95                                   9.92        0.22        2.05         (0.19)              --           (0.12)    11.88
INVESTOR A CLASS
10/1/99 through 3/31/00 10              $20.75      $ 0.01      $ 3.30        $(0.01)           $  --          $(1.63)   $22.42
9/30/99                                  17.00        0.05        4.36         (0.05)              --           (0.61)    20.75
9/30/98                                  17.50        0.08        0.50         (0.08)              --           (1.00)    17.00
9/30/97                                  13.56        0.11        5.16         (0.12)              --           (1.21)    17.50
9/30/96                                  11.88        0.15        2.07         (0.15)              --           (0.39)    13.56
9/30/95                                   9.92        0.20        2.06         (0.18)              --           (0.12)    11.88
INVESTOR B CLASS
10/1/99 through 3/31/00 10              $20.44      $   --      $ 3.16        $   --            $  --          $(1.63)   $21.97
9/30/99                                  16.85       (0.10)       4.30            --               --           (0.61)    20.44
9/30/98                                  17.40       (0.03)       0.48            --               --           (1.00)    16.85
9/30/97                                  13.54        0.05        5.07         (0.05)              --           (1.21)    17.40
3/27/96 1 through 9/30/96                12.83        0.04        0.73         (0.06)              --              --     13.54
INVESTOR C CLASS
10/1/99 through 3/31/00 10              $20.44      $   --      $ 3.15        $   --            $  --          $(1.63)   $21.96
9/30/99                                  16.85       (0.08)       4.28            --               --           (0.61)    20.44
9/30/98                                  17.40       (0.02)       0.47            --               --           (1.00)    16.85
9/30/97                                  13.54        0.04        5.08         (0.05)              --           (1.21)    17.40
9/27/96 1 through 9/30/96                13.52          --        0.02            --               --              --     13.54

------------
INDEX EQUITY
------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 10              $24.69      $ 0.14      $ 4.17        $(0.12)           $  --          $(0.13)   $28.75
9/30/99                                  19.65        0.27        5.10         (0.27)              --           (0.06)    24.69
9/30/98                                  18.32        0.24        1.39         (0.26)              --           (0.04)    19.65
9/30/97                                  13.97        0.04        5.02         (0.03)              --           (0.68)    18.32
9/30/96                                  13.58        0.30        2.13         (0.34)              --           (1.70)    13.97
9/30/95                                  10.93        0.38        2.73         (0.34)              --           (0.12)    13.58
SERVICE CLASS
10/1/99 through 3/31/00 10              $24.67      $ 0.08      $ 4.17        $(0.08)           $  --          $(0.13)   $28.71
9/30/99                                  19.64        0.19        5.10         (0.20)              --           (0.06)    24.67
9/30/98                                  18.32        0.22        1.34         (0.20)              --           (0.04)    19.64
9/30/97                                  13.97        0.23        5.01         (0.21)              --           (0.68)    18.32
9/30/96                                  13.58        0.29        2.10         (0.30)              --           (1.70)    13.97
9/30/95                                  10.93        0.35        2.73         (0.31)              --           (0.12)    13.58
INVESTOR A CLASS
10/1/99 through 3/31/00 10              $24.66      $ 0.06      $ 4.16        $(0.06)           $  --          $(0.13)   $28.69
9/30/99                                  19.64        0.17        5.10         (0.19)              --           (0.06)    24.66
9/30/98                                  18.32        0.18        1.35         (0.17)              --           (0.04)    19.64
9/30/97                                  13.96        0.21        5.02         (0.19)              --           (0.68)    18.32
9/30/96                                  13.58        0.27        2.09         (0.28)              --           (1.70)    13.96
9/30/95                                  10.93        0.34        2.73         (0.30)              --           (0.12)    13.58
INVESTOR B CLASS
10/1/99 through 3/31/00 10              $24.44      $   --      $ 4.08        $   --            $  --          $(0.13)   $28.39
9/30/99                                  19.52       (0.02)       5.05         (0.05)              --           (0.06)    24.44
9/30/98                                  18.22        0.05        1.34         (0.05)              --           (0.04)    19.52
9/30/97                                  13.93        0.13        4.94         (0.10)              --           (0.68)    18.22
2/7/96 1 through 9/30/96                 13.20        0.08        0.77         (0.12)              --              --     13.93



                                                                                                      RATIO OF NET
                                        NET                     RATIO OF EXPENSES                  INVESTMENT INCOME
                                       ASSETS       RATIO OF       TO AVERAGE       RATIO OF NET      TO AVERAGE
                                       END OF      EXPENSES TO     NET ASSETS     INVESTMENT INCOME   NET ASSETS       PORTFOLIO
                              TOTAL    PERIOD      AVERAGE NET     (EXCLUDING      TO AVERAGE NET     (EXCLUDING       TURNOVER
                             RETURN    (000)         ASSETS         WAIVERS)           ASSETS          WAIVERS)          RATE
----------------------------------------------------------------------------------------------------------------------------------

-------------
SELECT EQUITY
-------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 10   16.83%    $1,636,090        0.80% 2        0.80% 2           0.33% 2           0.33% 2          44%
9/30/99                      26.96      1,443,128        0.80           0.80              0.67              0.67             22
9/30/98                       4.07      1,286,032        0.86           0.86              0.93              0.93             27
9/30/97                      42.50        379,687        0.79           0.86              1.24              1.17             29
9/30/96                      19.84        274,434        0.74           0.87              1.70              1.58             55
9/30/95                      23.76        238,813        0.67           0.85              2.35              2.17             51
SERVICE CLASS
10/1/99 through 3/31/00 10   16.66%    $  242,381        1.10% 2        1.10% 2           0.03% 2           0.03% 2          44%
9/30/99                      26.61        223,215        1.10           1.10              0.37              0.37             22
9/30/98                       3.77        203,754        1.16           1.16              0.63              0.63             27
9/30/97                      42.12        174,418        1.09           1.16              0.93              0.86             29
9/30/96                      19.43        113,777        1.04           1.17              1.41              1.28             55
9/30/95                      23.43         83,705        0.95           1.13              2.10              1.91             51
INVESTOR A CLASS
10/1/99 through 3/31/00 10   16.64% 3  $   79,843        1.22% 2        1.22% 2          (0.09)% 2         (0.09)% 2         44%
9/30/99                      26.44 3       66,646        1.21           1.21              0.26              0.26             22
9/30/98                       3.62 3       35,359        1.32           1.32              0.44              0.44             27
9/30/97                      41.95 3       18,949        1.27           1.34              0.75              0.68             29
9/30/96                      19.23 3        6,228        1.21           1.34              1.24              1.11             55
9/30/95                      23.29 3        3,808        1.12           1.30              1.91              1.73             51
INVESTOR B CLASS
10/1/99 through 3/31/00 10   16.12% 4  $   84,845        2.02% 2        2.02% 2          (0.89)% 2         (0.89)% 2         44%
9/30/99                      25.38 4       66,854        2.02           2.02             (0.55)            (0.55)            22
9/30/98                       2.90 4       39,971        2.07           2.07             (0.29)            (0.29)            27
9/30/97                      40.70 4       18,345        2.01           2.08             (0.02)            (0.09)            29
3/27/96 1 through 9/30/96     6.58 4        1,196        1.92 2         2.04 2            0.59 2            0.46 2           55
INVESTOR C CLASS
10/1/99 through 3/31/00 10   16.07% 4  $   10,392        2.01% 2        2.01% 2          (0.88)% 2         (0.88)% 2         44%
9/30/99                      25.38 4        6,543        2.02           2.02             (0.55)            (0.55)            22
9/30/98                       2.90 4        2,450        2.06           2.06             (0.30)            (0.30)            27
9/30/97                      40.70 4          377        2.01           2.08             (0.12)            (0.19)            29
9/27/96 1 through 9/30/96     0.15 4           50        0.02           0.02              0.02              0.02             55

------------
INDEX EQUITY
------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 10   17.48%    $  618,772        0.18% 2++      0.33% 2++         1.01% 2           0.86% 2           5% 9
9/30/99                      27.36        507,841        0.22++         0.33++            1.14              1.04              5 8
9/30/98                       8.91        354,215        0.18++         0.34++            1.40              1.24              9 7
9/30/97                      39.78        166,786        0.18++         0.38++            1.71              1.51              4 6
9/30/96                      19.82        127,076        0.18++         0.50++            2.29              1.98             18 5*
9/30/95                      29.30        109,433        0.17           0.50              2.92              2.59             18
SERVICE CLASS
10/1/99 through 3/31/00 10   17.25%    $  418,371        0.58% 2++      0.63% 2++         0.61% 2           0.56 2            5% 9
9/30/99                      26.96        354,283        0.56++         0.63++            0.80              0.74              5 8
9/30/98                       8.54        233,696        0.48++         0.64++            1.09              0.93              9 7
9/30/97                      39.58        193,319        0.48++         0.68++            1.41              1.21              4 6
9/30/96                      19.45        103,080        0.48++         0.80++            1.98              1.67             18 5*
9/30/95                      28.99         61,536        0.45           0.79              2.62              2.28             18
INVESTOR A CLASS
10/1/99 through 3/31/00 10   17.15% 3  $   93,869        0.76% 2++      0.81% 2++         0.43% 2           0.38% 2           5% 9
9/30/99                      26.74 3       85,174        0.75++         0.81++            0.62              0.56              5 8
9/30/98                       8.37 3       42,891        0.65++         0.81++            0.92              0.76              9 7
9/30/97                      39.49 3       33,934        0.65++         0.85++            1.23              1.03              4 6
9/30/96                      19.31 3       12,752        0.65++         0.97++            1.81              1.49             18 5*
9/30/95                      28.77 3        6,501        0.61           0.95              2.44              2.10             18
INVESTOR B CLASS
10/1/99 through 3/31/00 1    16.71% 4  $  368,558        1.50% 2+       1.55% 2+         (0.31)% 2         (0.36)% 2          5% 9
9/30/99                      25.78 4      302,071        1.49++         1.55++           (0.13)            (0.18)             5 8
9/30/98                       7.63 4      109,019        1.38++         1.54++            0.19              0.03              9 7
9/30/97                      38.31 4       38,271        1.38++         1.58++            0.45              0.25              4 6
2/7/96 1 through 9/30/96      6.50 4        2,904        1.38 2++       1.60 2++          0.93 2            0.71 2           18 5*


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

70-71

                                 BlackRock Funds

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          NET                  NET GAIN                                                  NET
                                         ASSET                (LOSS) ON     DISTRIBUTIONS                DISTRIBUTIONS  ASSET
                                         VALUE       NET      INVESTMENTS      FROM NET    DISTRIBUTIONS    FROM NET    VALUE
                                       BEGINNING INVESTMENT (BOTH REALIZED    INVESTMENT       FROM         REALIZED    END OF
                                       OF PERIOD   INCOME   AND UNREALIZED)     INCOME        CAPITAL         GAINS     PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

INVESTOR C CLASS
10/1/99 through 3/31/00 10              $24.44     $   --       $ 4.08         $   --          $  --          $(0.13)   $28.39
9/30/99                                  19.52         --         5.03          (0.05)            --           (0.06)    24.44
9/30/98                                  18.22       0.05         1.34          (0.05)            --           (0.04)    19.52
9/30/97                                  13.93       0.13         4.94          (0.10)            --           (0.68)    18.22
8/14/96 1 through 9/30/96                13.47       0.02         0.50          (0.06)            --              --     13.93

--------
BALANCED
--------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 10              $19.75     $ 0.23       $ 2.11         $(0.23)         $  --          $(0.70)   $21.16
9/30/99                                  18.35       0.49         2.18          (0.48)            --           (0.79)    19.75
9/30/98                                  18.22       0.38         1.43          (0.43)            --           (1.25)    18.35
9/30/97                                  15.10       0.52         3.62          (0.50)            --           (0.52)    18.22
9/30/96                                  13.73       0.46         1.49          (0.45)            --           (0.13)    15.10
9/30/95                                  11.98       0.46         1.90          (0.47)            --           (0.14)    13.73
SERVICE CLASS
10/1/99 through 3/31/00 10              $19.73     $ 0.20       $ 2.11         $(0.20)         $  --          $(0.70)   $21.14
9/30/99                                  18.34       0.42         2.18          (0.42)            --           (0.79)    19.73
9/30/98                                  18.21       0.42         1.34          (0.38)            --           (1.25)    18.34
9/30/97                                  15.09       0.45         3.64          (0.45)            --           (0.52)    18.21
9/30/96                                  13.72       0.42         1.49          (0.41)            --           (0.13)    15.09
9/30/95                                  11.98       0.44         1.88          (0.44)            --           (0.14)    13.72
INVESTOR A CLASS
10/1/99 through 3/31/00 10              $19.72     $ 0.19       $ 2.10         $(0.19)         $  --          $(0.70)   $21.12
9/30/99                                  18.33       0.41         2.18          (0.41)            --           (0.79)    19.72
9/30/98                                  18.22       0.39         1.33          (0.36)            --           (1.25)    18.33
9/30/97                                  15.10       0.39         3.68          (0.43)            --           (0.52)    18.22
9/30/96                                  13.73       0.40         1.49          (0.39)            --           (0.13)    15.10
9/30/95                                  11.98       0.43         1.88          (0.42)            --           (0.14)    13.73
INVESTOR B CLASS
10/1/99 through 3/31/00 10              $19.59     $ 0.11       $ 2.08         $(0.11)         $  --          $(0.70)   $20.97
9/30/99                                  18.22       0.24         2.18          (0.26)            --           (0.79)    19.59
9/30/98                                  18.13       0.25         1.31          (0.22)            --           (1.25)    18.22
9/30/97                                  15.04       0.31         3.61          (0.31)            --           (0.52)    18.13
9/30/96                                  13.69       0.31         1.47          (0.30)            --           (0.13)    15.04
10/3/94 1 through 9/30/95                11.95       0.33         1.93          (0.38)            --           (0.14)    13.69
INVESTOR C CLASS
10/1/99 through 3/31/00 10              $19.59     $ 0.11       $ 2.08         $(0.11)         $  --          $(0.70)   $20.97
9/30/99                                  18.22       0.23         2.19          (0.26)            --           (0.79)    19.59
9/30/98                                  18.13       0.24         1.32          (0.22)            --           (1.25)    18.22
12/20/96 1 through 9/30/97               15.62       0.28         2.54          (0.31)            --              --     18.13

                                                                                                         RATIO OF NET
                                         NET                     RATIO OF EXPENSES                    INVESTMENT INCOME
                                        ASSETS       RATIO OF       TO AVERAGE       RATIO OF NET        TO AVERAGE
                                        END OF      EXPENSES TO     NET ASSETS     INVESTMENT INCOME     NET ASSETS       PORTFOLIO
                             TOTAL      PERIOD      AVERAGE NET     (EXCLUDING      TO AVERAGE NET       (EXCLUDING       TURNOVER
                            RETURN      (000)         ASSETS         WAIVERS)           ASSETS            WAIVERS)          RATE
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR C CLASS
10/1/99 through 3/31/00 10  16.71% 4  $  520,891      1.51% 2++       1.56% 2++         (0.32)% 2           (0.37)% 2         5% 9
9/30/99                     25.78 4      391,152      1.51++          1.55++            (0.15)              (0.19)            5 8
9/30/98                      7.63 4       81,529      1.38++          1.54++             0.19                0.03             9 7
9/30/97                     38.31 4       19,668      1.38++          1.58++             0.45                0.25             4 6
8/14/96 1 through 9/30/96    3.90 4          432      1.25 2++        1.43 2++           0.71 2              0.53 2          18 5*

--------
BALANCED
--------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 10  12.07%    $  428,669      0.86% 2         0.86% 2            2.21% 2             2.21% 2         85%
9/30/99                     14.81        414,057      0.86            0.86               2.44                2.44           122
9/30/98                     10.82        374,899      0.90            0.90               2.48                2.48           134
9/30/97                     28.43         31,674      0.84            0.89               2.98                2.92           173
9/30/96                     14.43         37,567      0.79            0.90               3.16                3.06           275
9/30/95                     20.32         24,525      0.67            0.88               3.78                3.56           154
SERVICE CLASS
10/1/99 through 3/31/00 10  11.91%    $  227,663      1.16% 2         1.16% 2            1.91% 2             1.91% 2         85%
9/30/99                     14.49        219,018      1.16            1.16               2.14                2.14           122
9/30/98                     10.43        176,557      1.20            1.20               2.22                2.22           134
9/30/97                     28.07        176,232      1.14            1.20               2.68                2.62           173
9/30/96                     14.11        134,121      1.09            1.20               2.87                2.76           275
9/30/95                     19.94         85,668      0.94            1.16               3.49                3.28           154
INVESTOR A CLASS
10/1/99 through 3/31/00 10  11.82% 3  $  153,634      1.26% 2         1.26% 2            1.81% 2             1.81% 2         85%
9/30/99                     14.40 3      132,833      1.25            1.25               2.05                2.05           122
9/30/98                     10.19 3       96,795      1.30            1.30               2.13                2.13           134
9/30/97                     27.93 3       87,202      1.24            1.30               2.58                2.52           173
9/30/96                     13.98 3       71,899      1.19            1.30               2.75                2.65           275
9/30/95                     19.86 3       67,892      1.07            1.28               3.38                3.16           154
INVESTOR B CLASS
10/1/99 through 3/31/00 10  11.36% 4  $  108,758      2.08% 2         2.08% 2            0.99% 2             0.99%2          85%
9/30/99                     13.46 4       96,253      2.07            2.07               1.23                1.23           122
9/30/98                      9.40 4       46,303      2.11            2.11               1.30                1.30           134
9/30/97                     26.95 4       23,455      2.05            2.11               1.78                1.72           173
9/30/96                     13.14 4        7,333      1.98            2.09               1.99                1.88           275
10/3/94 1 through 9/30/95   19.38 4        3,124      1.72 2          1.94 2             2.71 2              2.49 2         154
INVESTOR C CLASS
10/1/99 through 3/31/00 10  11.36% 4  $   11,608      2.07% 2         2.07% 2            1.00% 2             1.00%2          85%
9/30/99                     13.46 4       10,095      2.07            2.07               1.23                1.23           122
9/30/98                      9.40 4          699      1.92            1.92               1.46                1.46           134
12/20/96 1 through 9/30/97  23.95 4           87      2.03 2          2.09 2             1.90 2              1.84 2         173

 1 Commencement of operations of share class.
 2 Annualized.
 3 Sales load not reflected in total return.
 4 Contingent deferred sales load not reflected in total return.
 5 For period 10/1/95 through 5/31/96.
 6 For period 12/1/96 through 11/30/97.
 7 For period 12/1/97 through 11/30/98.
 8 For period 12/1/98 through 9/30/99.
 9 For the period 12/1/99 through 3/31/00.
10 Unaudited.
*  See accompanying footnotes to The DFA Investment Trust Company.
++ Including expenses allocated from the U.S. Large Company Series of The DFA
   Investment Trust Company of 0.06% for the six months ended 3/31/00, 0.06% for the year ended 9/30/99, 0.06% for the year ended 9/30/98, 0.07% for the year ended 9/30/97 and 0.12% for the year ended 9/30/96.


72-73

                                 BlackRock Funds

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     BlackRock Funds SM ("the Fund") was organized on December 22, 1988, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 36 publicly-offered portfolios, 13 of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the Fund may offer as many as seven classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.


-----------------------------------------------------------------------------------------------------------------------------------
            Portfolio                                                       Share Classes
-----------------------------------------------------------------------------------------------------------------------------------

                                  Institutional          Service            Investor A          Investor B         Investor C
-----------------------------------------------------------------------------------------------------------------------------------
                             Contractual   Actual  Contractual Actual Contractual Actual   Contractual  Actual Contractual  Actual
                                  Fees    Fees (4)  Fees (1) Fees (4) Fees (2)   Fees (4)  Fees (3)   Fees (4)  Fees (3)   Fees (4)
-----------------------------------------------------------------------------------------------------------------------------------
  Large Cap Value Equity          None      None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
  Large Cap Growth Equity         None      None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Value Equity            None      None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth Equity           None      None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
  Small Cap Value Equity          None      None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
  Small Cap Growth Equity         None      None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
  Micro-Cap Equity                None      None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
  International Equity            None      None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
  International Small Cap Equity  None      None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
  International Emerging Markets  None      None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
  Select Equity                   None      None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
  Index Equity                    None      None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
  Balanced                        None      None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------

(1)--the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.

(2)--the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.

(3)--the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.

(4)-- the actual fees are as of March 31, 2000.

     In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net assets of such respective classes.

     The Index Equity Portfolio invests solely in The U.S. Large Company Series of The DFA Investment Trust Company. The financial statements of which are included elsewhere in this report and should be read in conjunction with the financial statements of Index Equity Portfolio.

(A)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. Portfolio securities which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective

                                 BlackRock Funds

exchanges. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices or valued on the basis of quotations provided by a pricing service or dealer which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument. Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Directors. As of March 31, 2000, there were three securities in the Small Cap Growth Equity Portfolio that were valued in accordance with such procedures. These securities had a total market value of $43,348,000 which represents 1.4% of the Small Cap Growth Equity Portfolio's net assets.

     The Index Equity Portfolio's investment reflects its proportionate interest in the net assets of The U.S. Large Company Series of The DFA Investment Trust Company.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid quarterly for the Portfolios. Net realized capital gains, if any, are distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity Portfolio, International Small Cap Equity Portfolio and International Emerging Markets Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

    (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

    (II)purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in the statement of operations that result from fluctuations in foreign currency exchange rates. The Portfolios report forward foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS -- The International Equity Portfolio, International Small Cap Equity Portfolio and International Emerging Markets Portfolio enter into forward foreign currency contracts as a hedge against either specific transactions or portfolio positions. These contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the International Equity Portfolio's, International Small Cap Equity Portfolio's and International Emerging Market Portfolio's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     There were no forward currency contracts held for the International Equity Portfolio, International Small Cap Equity Portfolio and International Emerging Markets Portfolio at March 31, 2000.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

                                 BlackRock Funds

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     REVERSE REPURCHASE AGREEMENTS -- The Balanced Portfolio may enter into reverse repurchase agreements with qualified, third party brokers-dealers as determined by and under the direction of the Fund's Board of Trustees. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

     FUTURES TRANSACTIONS -- The Balanced Portfolio invests in financial futures contracts soley for the purposes of hedging its existing portfolio securities, or securities that the Balanced Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Fund invests in futures contracts and options on futures contracts to commit funds awaiting investments in stocks or to maintain cash liquidity or, except with respect to the Index Equity Portfolio, for other hedging purposes. These portfolios futures contracts obligate a portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     OPTION SELLING/PURCHASING -- The Balanced Portfolio may invest in financial options contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolio sells or purchases an option, an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased
(put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund did not enter into any written options during the period ended March 31, 2000.

     TBA PURCHASE COMMITMENTS -- The Balanced Portfolio may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

     MORTGAGE DOLLAR ROLLS -- The Balanced Portfolio may enter into mortgage dollar rolls (principally using TBA's) in which the Portfolio sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Portfolio accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. The

                                 BlackRock Funds

Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities a Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

     In a "fee" roll, the compensation is recorded as deferred income and amortized to income over the roll period. In a "drop" roll, the compensation is paid via a lower price for the security upon its repurchase. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement date made on settlement date, without physical delivery of the securities subject to the contract. A Portfolio engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

     SECURITIES LENDING -- Prior to the close of each business day, loans of securities are secured by collateral at least equal to 102% of the market value of the securities on loan. However, due to market fluctuations, the collateral may fall under 102% of the market value of the securities on loan. On the next business day the collateral is adjusted to meet the 102% requirement based on the prior day's market fluctuations and the current day's security lending activity. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans (including rights to draw on letters of credit) at March 31, 2000, is as follows:

                                                           MARKET VALUE OF SECURITIES  VALUE OF COLLATERAL     INCOME EARNED
                                                                     ON LOAN                 RECEIVED       ON SECURITIES LOANED*
                                                           --------------------------  -------------------  --------------------
            Large Cap Value Equity Portfolio ...................    $ 44,841,806            $ 46,114,700          $176,234
            Large Cap Growth Equity Portfolio ..................     144,449,809             148,655,233           209,580
            Mid-Cap Value Equity Portfolio .....................      34,710,555              35,638,685            35,540
            Mid-Cap Growth Equity Portfolio ....................     220,543,791             245,099,662           278,242
            Small Cap Value Equity Portfolio ...................      41,285,399              42,828,085           169,339
            Small Cap Growth Equity Portfolio ..................     254,457,822             286,633,656           806,407
            International Small Cap Equity Portfolio ...........      20,117,616              20,853,500            49,782
            International Emerging Markets Portfolio ...........       8,213,557               8,488,900            24,623
            Select Equity Portfolio ............................     129,501,664             137,451,068           147,278
            Balanced Portfolio .................................      46,576,010              48,070,812            77,893

     *Income is included in interest income on the Statements of Operations.

     OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for the other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

     The Index Equity Portfolio accrues its respective share of income net of expenses daily on their investment in The U.S. Large Company Series of The DFA Investment Trust Company, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Master Fund is allocated pro rata at the time of such determination.

(B)    TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser for each of the Fund's Portfolios, except for the Index Equity Portfolio. BlackRock Financial Management, Inc. ("BFM"), a wholly-owned subsidiary of BlackRock, serves as the sub-adviser for the Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Value

                                 BlackRock Funds

Equity, Small Cap Growth Equity, Micro-Cap Equity, International Small Cap Equity, Select Equity, and Balanced Portfolios. BlackRock International, Ltd. ("BIL"), an indirect wholly-owned subsidiary of BlackRock, serves as the sub-adviser for the International Equity, International Small Cap Equity Portfolio and International Emerging Markets Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

     For its advisory services, BlackRock is entitled to receive fees at the following annual rates, computed daily and payable monthly, based on each Portfolio's average daily net assets:

     Large Cap Value Equity, Large Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Select Equity, and Balanced Portfolios -- .55% of the first $1 billion, .50% of the next $1 billion, .475% of the next $1 billion, and
 .45% of net assets in excess of $3 billion.

     Mid-Cap Value Equity and Mid-Cap Growth Equity -- .80% of the first $1 billion, .70% of the next $1 billion, .675% of the next $1 billion and .625% of net assets in excess of $3 billion.

     Micro-Cap Equity Portfolio -- 1.10% of the first $1 billion, 1.05% of the next $1 billion, 1.025% of the next $1 billion, and 1.00% of the net assets in excess of $3 billion.

     International Equity Portfolio -- .75% of its first $1 billion, .70% of the next $1 billion, .675% of the next $1 billion and .65% of net assets in excess of $3 billion.

     International Small Cap Equity -- 1.00% of its first $1 billion, .95% of the next $1 billion, .90% of the next $1 billion and .85% of net assets in excess of $3 billion.

     International Emerging Markets Portfolio -- 1.25% of its first $1 billion, 1.20% of the next $1 billion, 1.155% of the next $1 billion, and 1.10% of net assets in excess of $3 billion.

     For the period ended March 31, 2000, advisory fees and waivers for each Portfolio were as follows:

                                                          GROSS                                  NET
                                                      ADVISORY FEE           WAIVER         ADVISORY FEE
                                                     ---------------        ---------       -------------
     Large Cap Value Equity Portfolio ................  $5,950,507           $12,361          $5,938,146
     Large Cap Growth Equity Portfolio ...............   4,473,847                --           4,473,847
     Mid-Cap Value Equity Portfolio ..................   1,152,592                --           1,152,592
     Mid-Cap Growth Equity Portfolio .................   2,686,842                --           2,686,842
     Small Cap Value Equity Portfolio ................   1,673,631                --           1,673,631
     Small Cap Growth Equity Portfolio ...............   6,582,819                --           6,582,819
     Micro-Cap Equity Portfolio ......................   2,744,692                --           2,744,692
     International Equity Portfolio ..................   5,146,412               333           5,146,079
     International Small Cap Equity Portfolio ........     532,983            54,968             478,015
     International Emerging Markets Portfolio ........     662,328                --             662,328
     Select Equity Portfolio .........................   5,130,309                --           5,130,309
     Balanced Portfolio ..............................   2,524,023                58           2,523,965

     BlackRock pays BIL and BFM fees for their sub-advisory services.

                                 BlackRock Funds

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. and BlackRock act as co-administrators for the
Fund.   For  these   services,   the   co-administrators   receive  a   combined
administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates:
 .085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, each of the classes are charged an administration fee based on the following percentage of average daily net assets of each respective class: .095% of the first $500 million, .085% of the next $500 million, and .075% of assets in excess of $1 billion.

     For the period ended March 31, 2000, administration fees and waivers for each Portfolio were as follows:

                                                                                GROSS                                  NET
                                                                           ADMINISTRATION                        ADMINISTRATION
                                                                                 FEE               WAIVER              FEE
                                                                           ---------------        ----------     ---------------
     Large Cap Value Equity Portfolio ..................................      $2,330,207           $     --          $2,330,207
     Large Cap Growth Equity Portfolio .................................       1,755,062                 --           1,755,062
     Mid-Cap Value Equity Portfolio ....................................         331,370                 --             331,370
     Mid-Cap Growth Equity Portfolio ...................................         754,648                 --             754,648
     Small Cap Value Equity Portfolio ..................................         689,024                 --             689,024
     Small Cap Growth Equity Portfolio .................................       2,591,473                 --           2,591,473
     Micro-Cap Equity Portfolio ........................................         563,423                 --             563,423
     International Equity Portfolio ....................................       1,479,026                 --           1,479,026
     International Small Cap Equity Portfolio ..........................         122,586              5,661             116,925
     International Emerging Markets Portfolio ..........................         121,868                 --             121,868
     Select Equity Portfolio ...........................................       2,005,052                 --           2,005,052
     Index Equity Portfolio ............................................       2,159,317            724,136           1,435,181
     Balanced Portfolio ................................................       1,013,718                 --           1,013,718

     Prior to February 1, 1999, BlackRock may have, at its discretion, waived all or any portion of its advisory fees for any Portfolio. In addition, PFPC and BlackRock may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into an expense limitation agreement effective February 1, 1999. The agreement sets a limit on certain of the operating expenses of each Portfolio for the next year and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share of classes of a Portfolio.

     If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock on a quarterly basis.

     The expense limits as a percentage of average daily net assets and amounts subject to possible reimbursement under the expense limitation agreement were as follows:

     Large Cap Value Equity Portfolio ............  .630%           $ 12,361
     Large Cap Growth Equity Portfolio ...........  .650%                 --
     Mid-Cap Value Equity Portfolio ..............  .995%             26,832
     Mid-Cap Growth Equity Portfolio .............  .995%             30,905
     Small Cap Value Equity Portfolio ............  .705%                 --
     Small Cap Growth Equity Portfolio ...........  .690%                 --
     Micro-Cap Equity Portfolio .................. 1.305%            170,684
     International Equity Portfolio ..............  .900%                333
     International Small Cap Equity Portfolio .... 1.155%            198,967
     International Emerging Markets Portfolio .... 1.565%                 --
     Select Equity Portfolio .....................  .645%                 --
     Index Equity Portfolio ......................  .150%                 --
     Balanced Portfolio ..........................  .690%                 58

                                 BlackRock Funds

     PFPC Trust Co. serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Under the Fund's Distribution and Service Plan ("the Plan"), Investor Shares of the Portfolios bear the expense of payments ("distributor fees") made to BlackRock Distributors, Inc., as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into agreements with various service organizations (including PNC Bank and its affiliates) that provide support service to their customers who are the beneficial owners of shares in each Investor Class and the Service Class. Refer to the fee table in the Notes to Financial Statements for fee information.

(C)    PURCHASES AND SALES OF SECURITIES

     For the period ended March 31, 2000, purchases and sales of securities, other than short-term and government securities, were as follows:

                                                    PURCHASES          SALES
                                                 --------------   --------------
     Large Cap Value Equity Portfolio .......... $  790,726,764   $  982,928,342
     Large Cap Growth Equity Portfolio .........    752,660,135      777,907,579
     Mid-Cap Value Equity Portfolio ............    249,041,800      282,798,855
     Mid-Cap Growth Equity Portfolio ...........  1,041,845,522    1,065,830,444
     Small Cap Value Equity Portfolio ..........    336,262,742      437,482,674
     Small Cap Growth Equity Portfolio .........  2,154,065,431    2,233,022,293
     Micro-Cap Equity Portfolio ................    749,155,394      554,175,233
     International Equity Portfolio ............    947,767,298      917,847,583
     International Small Cap Equity Portfolio...    259,944,689      117,477,106
     International Emerging Markets Portfolio...     67,086,221       60,011,869
     Select Equity Portfolio ...................    838,826,268      914,405,526
     Balanced Portfolio ........................    499,186,985      511,472,057

     For the period ended March 31, 2000, purchases and sales of government securities were as follows:

                                                    PURCHASES          SALES
                                                   ------------     ------------
     Large Cap Value Equity Portfolio ............ $ 91,249,458     $ 74,814,761
     Large Cap Growth Equity Portfolio ...........  100,421,257      100,813,172
     Mid-Cap Value Equity Portfolio ..............    1,495,083               --
     Mid-Cap Growth Equity Portfolio .............  288,302,870      233,036,301
     Small Cap Value Equity Portfolio ............   10,350,980        6,863,481
     Small Cap Growth Equity Portfolio ...........  444,975,789      355,047,571
     Micro-Cap Equity Portfolio ..................  400,652,006      408,171,133
     International Equity Portfolio ..............  111,397,698      111,397,171
     International Small Cap Equity Portfolio ....   46,850,266       17,648,952
     International Emerging Markets Portfolio ....    2,671,504        1,176,397
     Select Equity Portfolio .....................   91,801,010       63,902,438
     Balanced Portfolio ..........................  261,373,349      254,678,645

                                 BlackRock Funds

(D)    CAPITAL SHARES

     Transactions in capital shares for each period were as follows:


                                                                     LARGE CAP VALUE EQUITY PORTFOLIO
                                                 ---------------------------------------------------------------------
                                                     FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                             3/31/00                               9/30/99
                                                 -------------------------------       -------------------------------
                                                           (UNAUDITED)
                                                   SHARES             VALUE               SHARES            VALUE
                                                 -----------       -------------       -----------       -------------
Shares sold:
     Institutional Class ..................       11,380,690       $ 162,947,133        15,797,192       $ 270,908,716
     Service Class ........................        5,987,455          86,967,285         8,689,944         144,361,402
     Investor A Class .....................          810,009          12,033,596         2,070,872          34,190,765
     Investor B Class .....................          236,969           3,429,953           490,834           8,165,014
     Investor C Class .....................          221,963           3,220,772           170,569           2,828,112
Shares issued in reinvestment of dividends:
     Institutional Class ..................        9,824,130         147,986,568         7,165,359         111,172,052
     Service Class ........................        2,253,713          33,893,069         1,833,214          28,535,980
     Investor A Class .....................          307,479           4,620,258           214,367           3,334,063
     Investor B Class .....................          164,563           2,450,522           113,998           1,751,063
     Investor C Class .....................            6,753             100,487             3,098              47,603
Shares redeemed:
     Institutional Class ..................      (19,897,298)       (292,151,741)      (27,096,900)       (446,346,368)
     Service Class ........................       (8,635,341)       (125,238,541)      (13,089,908)       (217,123,076)
     Investor A Class .....................       (1,531,621)        (22,356,688)       (1,852,518)        (30,719,683)
     Investor B Class .....................         (510,902)         (7,368,129)         (497,375)         (7,973,851)
     Investor C Class .....................         (111,575)         (1,611,483)         (122,202)         (2,014,805)
                                                 -----------       -------------       -----------       -------------
Net increase (decrease) ...................          506,987       $   8,923,061        (6,109,456)      $ (98,883,013)
                                                 ===========       =============       ===========       =============

                                                                   LARGE CAP GROWTH EQUITY PORTFOLIO
                                                 ---------------------------------------------------------------------
                                                     FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                             3/31/00                               9/30/99
                                                 -------------------------------       -------------------------------
                                                           (UNAUDITED)
                                                   SHARES             VALUE               SHARES            VALUE
                                                 -----------       -------------       -----------       -------------
Shares sold:
     Institutional Class ..................        2,319,627       $  55,623,443         7,591,441       $ 159,297,943
     Service Class ........................        3,057,599          71,490,738         8,133,374         176,068,952
     Investor A Class .....................        8,156,464         190,924,632        10,493,707         231,148,193
     Investor B Class .....................          738,233          17,608,448           982,692          20,872,400
     Investor C Class .....................          429,278           9,726,006           180,547           3,877,188
Shares issued in reinvestment of dividends:
     Institutional Class ..................        7,370,562         157,656,315         4,074,472          74,888,799
     Service Class ........................        1,832,414          38,975,441           900,137          16,517,521
     Investor A Class .....................          421,781           8,924,882           163,934           2,998,353
     Investor B Class .....................          265,178           5,401,678            72,022           1,285,591
     Investor C Class .....................           11,611             236,510             1,245              22,223
Shares redeemed:
     Institutional Class ..................       (6,108,439)       (145,853,087)      (13,133,040)       (277,125,091)
     Service Class ........................       (4,519,346)       (106,995,282)       (8,323,043)       (180,973,427)
     Investor A Class .....................       (7,983,049)       (188,044,286)       (9,767,428)       (215,298,006)
     Investor B Class .....................         (240,659)         (6,208,339)         (178,864)         (3,782,688)
     Investor C Class .....................         (205,594)         (4,632,932)          (47,581)         (1,028,424)
                                                 -----------       -------------       -----------       -------------
Net increase ..............................        5,545,660       $ 104,834,167         1,143,615       $   8,769,527
                                                 ===========       =============       ===========       =============

                                 BlackRock Funds


                                                                     MID-CAP VALUE EQUITY PORTFOLIO
                                                ---------------------------------------------------------------------
                                                     FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                             3/31/00                               9/30/99
                                                 -------------------------------       -------------------------------
                                                           (UNAUDITED)
                                                   SHARES             VALUE               SHARES            VALUE
                                                 -----------       -------------       -----------       -------------
Shares sold:
     Institutional Class ..................        3,435,860       $ 39,614,132          5,025,132       $  60,642,730
     Service Class ........................        2,433,662         27,450,434          3,698,388          44,028,470
     Investor A Class .....................           93,000          1,069,299            260,536           3,060,194
     Investor B Class .....................           87,056            992,786             81,254             975,826
     Investor C Class .....................           85,149            960,833             33,541             404,297
Shares issued in reinvestment of dividends:
     Institutional Class ..................          409,528          4,724,889             75,196             885,337
     Service Class ........................           84,547            973,026             22,942             269,252
     Investor A Class .....................            7,287             83,787              1,442              17,020
     Investor B Class .....................            8,631             98,310                 --                  --
     Investor C Class .....................              416              4,743                 --                  --
Shares redeemed:
     Institutional Class ..................       (4,823,222)       (54,682,003)        (3,828,227)        (44,921,360)
     Service Class ........................       (3,282,222)       (36,747,014)        (2,835,907)        (34,242,407)
     Investor A Class .....................         (177,480)        (2,036,234)          (255,476)         (2,993,142)
     Investor B Class .....................         (140,947)        (1,602,848)          (226,742)         (2,631,529)
     Investor C Class .....................          (46,704)          (520,901)           (20,657)           (249,363)
                                                 -----------       ------------        -----------       -------------
Net increase (decrease) ...................       (1,825,439)      $(19,616,761)         2,031,422       $  25,245,325
                                                 ===========       ============        ===========       =============

                                                                  MID-CAP GROWTH EQUITY PORTFOLIO
                                                 ---------------------------------------------------------------------
                                                     FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                             3/31/00                               9/30/99
                                                 -------------------------------       -------------------------------
                                                           (UNAUDITED)
                                                   SHARES             VALUE               SHARES            VALUE
                                                 -----------       -------------       -----------       -------------
Shares sold:
     Institutional Class ..................        2,705,269       $  64,044,847        3,504,844        $ 55,498,214
     Service Class ........................        1,661,906          36,880,934        4,205,331          62,400,181
     Investor A Class .....................        6,466,658         155,444,756        3,610,752          57,517,568
     Investor B Class .....................        2,659,306          64,192,472          381,925           6,248,344
     Investor C Class .....................        1,870,953          46,100,491           98,506           1,735,544
Shares issued in reinvestment of dividends:
     Institutional Class ..................        5,742,261         100,432,139               --                  --
     Service Class ........................          840,583          14,525,271               --                  --
     Investor A Class .....................          244,262           4,186,644               --                  --
     Investor B Class .....................          255,355           4,266,982               --                  --
     Investor C Class .....................           27,175             454,101               --                  --
Shares redeemed:
     Institutional Class ..................       (4,569,416)       (105,487,865)      (4,435,443)        (65,847,088)
     Service Class ........................       (2,987,449)        (68,816,637)      (4,330,664)        (67,704,034)
     Investor A Class .....................       (4,864,029)       (116,960,834)      (3,303,017)        (52,666,629)
     Investor B Class .....................          (94,183)         (2,286,424)         (71,267)         (1,089,924)
     Investor C Class .....................          (80,472)         (2,020,365)         (24,066)           (381,068)
                                                 -----------       -------------       ----------        ------------
Net increase (decrease) ...................        9,878,179       $ 194,956,512         (363,099)       $ (4,288,892)
                                                 ===========       =============       ==========        ============

                                 BlackRock Funds

                                                                SMALL CAP VALUE EQUITY PORTFOLIO
                                                ---------------------------------------------------------------------
                                                     FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                             3/31/00                               9/30/99
                                                 -------------------------------       -------------------------------
                                                           (UNAUDITED)
                                                   SHARES             VALUE               SHARES            VALUE
                                                 -----------       -------------       -----------       -------------
Shares sold:
     Institutional Class ..................       3,799,640        $  56,205,263        20,298,294       $ 299,448,109
     Service Class ........................       1,474,407           21,650,866         2,324,549          34,270,132
     Investor A Class .....................       4,533,908           66,490,277         5,766,840          86,938,812
     Investor B Class .....................          77,231            1,106,535           391,921           5,728,660
     Investor C Class .....................         146,056            2,075,710           595,944           8,805,941
Shares issued in reinvestment of dividends:
     Institutional Class ..................          74,508            1,146,282         1,597,197          24,492,817
     Service Class ........................          11,805              182,506           303,563           4,636,210
     Investor A Class .....................           2,591               40,051           119,351           1,826,237
     Investor B Class .....................              --                   --            57,793             866,202
     Investor C Class .....................              --                   --             4,510              67,561
Shares redeemed:
     Institutional Class ..................      (7,754,432)        (114,481,062)      (22,054,279)       (327,102,916)
     Service Class ........................      (2,059,127)         (30,172,247)       (3,328,146)        (49,721,047)
     Investor A Class .....................      (5,125,270)         (75,189,886)       (6,025,754)        (90,987,256)
     Investor B Class .....................        (426,473)          (6,092,717)         (547,851)         (7,886,789)
     Investor C Class .....................        (509,022)          (7,185,039)         (338,231)         (4,929,110)
                                                 ----------        -------------       -----------       -------------
Net decrease ..............................      (5,754,178)       $ (84,223,461)         (834,299)      $ (13,546,437)
                                                 ==========        =============       ===========       =============

                                                                    SMALL CAP GROWTH EQUITY PORTFOLIO
                                                 ---------------------------------------------------------------------
                                                     FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                             3/31/00                               9/30/99
                                                 -------------------------------       -------------------------------
                                                           (UNAUDITED)
                                                   SHARES             VALUE               SHARES            VALUE
                                                 -----------       -------------       -----------       -------------
Shares sold:
     Institutional Class ..................        8,280,519       $ 281,178,334        36,164,852       $ 760,260,165
     Service Class ........................        2,882,301         102,200,490         3,570,627          74,600,527
     Investor A Class .....................       13,518,912         421,891,245        25,439,449         536,475,770
     Investor B Class .....................          656,813          25,468,051           177,274           3,624,852
     Investor C Class .....................          861,197          34,713,290           117,857           2,602,111
Shares issued in reinvestment of dividends:
     Institutional Class ..................        7,880,918         207,425,770                --                  --
     Service Class ........................        1,078,367          27,778,721                --                  --
     Investor A Class .....................          363,595           9,282,595                --                  --
     Investor B Class .....................          285,588           7,022,605                --                  --
     Investor C Class .....................           49,871           1,226,339                --                  --
Shares redeemed:
     Institutional Class ..................      (11,250,718)       (385,252,112)      (38,390,530)       (808,904,031)
     Service Class ........................       (2,093,064)        (71,051,279)       (4,919,784)       (105,269,761)
     Investor A Class .....................      (12,596,204)       (387,408,578)      (25,039,792)       (531,355,098)
     Investor B Class .....................         (193,030)         (6,525,632)         (637,563)        (13,080,200)
     Investor C Class .....................         (154,121)         (5,758,033)         (265,980)         (5,744,064)
                                                 -----------       -------------       -----------       -------------
Net increase (decrease) ...................        9,570,944       $ 262,191,806        (3,783,590)      $ (86,789,729)
                                                 ===========       =============       ===========       =============

                                 BlackRock Funds


                                                                     MICRO-CAP EQUITY PORTFOLIO
                                                 ---------------------------------------------------------------------
                                                     FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                             3/31/00                               9/30/99
                                                 -------------------------------       -------------------------------
                                                           (UNAUDITED)
                                                   SHARES             VALUE               SHARES            VALUE
                                                 -----------       -------------       -----------       -------------
Shares sold:
     Institutional Class ..................       1,423,452       $  53,177,096        1,020,019         $19,233,459
     Service Class ........................          43,448           1,655,913           21,616             489,808
     Investor A Class .....................       3,081,032         113,439,252        1,687,693          33,381,634
     Investor B Class .....................       3,391,743         118,273,341        1,695,323          33,228,709
     Investor C Class .....................       3,007,202         107,000,446          739,450          14,130,622
Shares issued in reinvestment of dividends:
     Institutional Class ..................         100,965           3,059,242               --                  --
     Service Class ........................           1,052              31,751               --                  --
     Investor A Class .....................         189,467           5,702,994               --                  --
     Investor B Class .....................         212,425           6,326,020               --                  --
     Investor C Class .....................          90,264           2,688,049               --                  --
Shares redeemed:
     Institutional Class ..................        (185,711)         (7,707,342)         (22,076)           (431,911)
     Service Class ........................         (13,082)           (465,960)          (1,002)            (25,230)
     Investor A Class .....................      (1,076,310)        (43,796,871)        (491,221)         (9,320,163)
     Investor B Class .....................        (479,123)        (20,687,517)        (416,050)         (7,168,891)
     Investor C Class .....................        (504,902)        (21,974,175)        (112,548)         (2,103,547)
                                                 ----------       -------------        ---------         -----------
Net increase ..............................       9,281,922       $ 316,722,239        4,121,204         $81,414,490
                                                 ==========       =============        =========         ===========

                                                                     INTERNATIONAL EQUITY PORTFOLIO
                                                 ---------------------------------------------------------------------
                                                     FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                             3/31/00                               9/30/99
                                                 -------------------------------       -------------------------------
                                                           (UNAUDITED)
                                                   SHARES             VALUE               SHARES            VALUE
                                                 -----------       -------------       -----------       -------------
Shares sold:
     Institutional Class ..................       15,013,804       $ 239,922,209        31,402,726       $ 463,949,155
     Service Class ........................        7,090,172         112,504,065        10,635,877         158,155,940
     Investor A Class .....................       16,319,185         257,485,487        50,467,509         743,669,734
     Investor B Class .....................          111,899           1,745,733            77,168           1,126,871
     Investor C Class .....................          278,444           4,326,421           826,991          12,323,728
Shares issued in reinvestment of dividends:
     Institutional Class ..................        8,845,928         132,243,264         3,680,103          50,627,932
     Service Class ........................        1,062,332          15,774,730           647,890           8,906,499
     Investor A Class .....................          220,614           3,258,034           143,229           1,972,135
     Investor B Class .....................           57,141             827,968            24,881             334,269
     Investor C Class .....................              952              13,795               166               2,238
Shares redeemed:
     Institutional Class ..................      (15,596,562)       (250,646,772)      (41,542,842)       (618,355,921)
     Service Class ........................       (7,164,845)       (114,332,306)      (14,726,890)       (217,586,501)
     Investor A Class .....................      (16,571,430)       (264,168,170)      (50,540,887)       (751,150,069)
     Investor B Class .....................          (44,139)           (688,588)         (102,264)         (1,486,680)
     Investor C Class .....................         (236,304)         (3,749,085)         (784,385)        (11,864,841)
                                                 -----------       -------------       -----------       -------------
Net increase (decrease) ...................        9,387,191       $ 134,516,785        (9,790,728)      $(159,375,511)
                                                 ===========       =============       ===========       =============

                                 BlackRock Funds

                                                                INTERNATIONAL SMALL CAP EQUITY PORTFOLIO
                                                 ---------------------------------------------------------------------
                                                     FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                             3/31/00                               9/30/99
                                                 -------------------------------       -------------------------------
                                                           (UNAUDITED)
                                                   SHARES             VALUE               SHARES            VALUE
                                                 -----------       -------------       -----------       -------------
Shares sold:
     Institutional Class ..................       2,438,733        $ 63,456,823         448,050          $ 4,561,404
     Service Class ........................          61,191           1,762,620              --                   --
     Investor A Class .....................       2,274,207          60,825,710          37,146              437,862
     Investor B Class .....................       2,309,723          61,845,864          57,602              652,229
     Investor C Class .....................       2,541,998          68,410,708          99,084            1,235,218
Shares issued in reinvestment of dividends:
     Institutional Class ..................         175,081           2,510,668         197,614            1,804,929
     Service Class ........................              74               1,058              --                    1
     Investor A Class .....................           9,070             129,335           8,420               76,643
     Investor B Class .....................           8,762             124,151           5,995               54,267
     Investor C Class .....................           3,274              46,389           1,075                9,735
Shares redeemed:
     Institutional Class ..................      (1,103,536)        (28,390,243)       (497,018)          (5,167,663)
     Service Class ........................         (48,383)         (1,469,547)           (507)              (4,570)
     Investor A Class .....................        (504,587)        (13,625,952)        (49,458)            (492,659)
     Investor B Class .....................        (118,501)         (3,140,274)        (72,705)            (698,808)
     Investor C Class .....................        (391,812)        (10,020,129)        (65,051)            (777,889)
                                                 ----------        ------------        --------          -----------
Net increase ..............................       7,655,294        $202,467,181         170,247          $ 1,690,699
                                                 ==========        ============        ========          ===========


                                                                INTERNATIONAL EMERGING MARKETS PORTFOLIO
                                                 ---------------------------------------------------------------------
                                                     FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                             3/31/00                               9/30/99
                                                 -------------------------------       -------------------------------
                                                           (UNAUDITED)
                                                   SHARES             VALUE               SHARES            VALUE
                                                 -----------       -------------       -----------       -------------
Shares sold:
     Institutional Class ..................       2,939,729        $ 22,465,155          3,696,873        $ 21,125,059
     Service Class ........................       1,227,076           9,179,190          3,907,638          20,310,769
     Investor A Class .....................          82,520             622,590            120,435             636,903
     Investor B Class .....................          39,269             284,080             17,949             104,544
     Investor C Class .....................          55,232             418,841              6,330              39,528
Shares issued in reinvestment of dividends:
     Institutional Class ..................          57,287             444,544             80,216             387,442
     Service Class ........................          12,415              96,341                 --                  --
     Investor A Class .....................           1,324              10,206                 --                  --
     Investor B Class .....................              --                  --                 --                  --
     Investor C Class .....................              --                  --                 --                  --
Shares redeemed:
     Institutional Class ..................      (1,794,713)        (13,464,045)        (7,381,930)        (36,757,040)
     Service Class ........................      (1,497,563)        (11,379,136)        (7,407,493)        (37,688,183)
     Investor A Class .....................         (85,630)           (656,317)          (201,435)         (1,058,384)
     Investor B Class .....................         (17,501)           (132,992)           (51,926)           (255,693)
     Investor C Class .....................          (8,557)            (67,092)            (4,721)            (27,655)
                                                 ----------        ------------         ----------        ------------
Net increase (decrease) ...................       1,010,888        $  7,821,365         (7,218,064)       $(33,182,710)
                                                 ==========        ============         ==========        ============

                                 BlackRock Funds


                                                                         SELECT EQUITY PORTFOLIO
                                                 ---------------------------------------------------------------------
                                                     FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                             3/31/00                               9/30/99
                                                 -------------------------------       -------------------------------
                                                           (UNAUDITED)
                                                   SHARES             VALUE               SHARES            VALUE
                                                 -----------       -------------       -----------       -------------
Shares sold:
     Institutional Class ..................        3,210,478       $  68,022,957         3,518,715       $  72,909,258
     Service Class ........................        3,013,837          63,566,511         6,892,802         144,469,122
     Investor A Class .....................        1,244,019          26,696,740         2,955,667          62,605,786
     Investor B Class .....................          763,585          16,000,930         1,226,063          24,933,536
     Investor C Class .....................          234,920           4,930,289           306,736           6,347,571
Shares issued in reinvestment of dividends:
     Institutional Class ..................        4,930,371         101,747,525         2,448,548          45,594,966
     Service Class ........................          843,629          17,395,235           421,271           7,859,068
     Investor A Class .....................          219,108           4,512,611            70,262           1,309,847
     Investor B Class .....................          223,175           4,519,285            73,018           1,334,038
     Investor C Class .....................           11,725             237,322             1,854              33,875
Shares redeemed:
     Institutional Class ..................       (4,781,632)       (102,844,476)      (12,092,196)       (246,175,674)
     Service Class ........................       (3,803,960)        (80,734,660)       (8,546,926)       (177,915,850)
     Investor A Class .....................       (1,113,002)        (23,676,140)       (1,893,907)        (40,581,471)
     Investor B Class .....................         (395,657)         (8,248,641)         (401,661)         (8,181,420)
     Investor C Class .....................          (93,518)         (1,945,182)         (133,997)         (2,769,559)
                                                 -----------       -------------       -----------       -------------
Net increase (decrease) ...................        4,507,078       $  90,180,306        (5,153,751)      $(108,226,907)
                                                  ==========       =============       ===========       =============


                                                                        INDEX EQUITY PORTFOLIO
                                                 ---------------------------------------------------------------------
                                                     FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                             3/31/00                               9/30/99
                                                 -------------------------------       -------------------------------
                                                           (UNAUDITED)
                                                   SHARES             VALUE               SHARES            VALUE
                                                 -----------       -------------       -----------       -------------
Shares sold:
     Institutional Class ..................        2,852,704       $  77,505,641         6,095,419       $148,688,653
     Service Class ........................        2,208,926          59,246,666         5,480,520        131,900,497
     Investor A Class .....................        1,402,409          37,141,695         2,440,527         60,306,723
     Investor B Class .....................        2,312,539          61,176,570         7,831,701        189,964,026
     Investor C Class .....................        5,847,221         155,817,713        13,300,108        322,372,621
Shares issued in reinvestment of dividends:
     Institutional Class ..................          128,402           3,565,032           147,842          3,522,326
     Service Class ........................          107,946           2,992,516           138,961          3,329,574
     Investor A Class .....................           18,072             499,784            20,610            492,775
     Investor B Class .....................           36,936           1,005,755            21,200            490,602
     Investor C Class .....................           27,960             761,363            11,544            270,234
Shares redeemed:
     Institutional Class ..................       (2,030,679)        (54,354,324)       (3,699,695)       (92,391,798)
     Service Class ........................       (2,106,885)        (56,599,926)       (3,154,751)       (75,493,333)
     Investor A Class .....................       (1,602,423)        (42,420,522)       (1,190,269)       (28,979,337)
     Investor B Class .....................       (1,728,039)        (45,637,770)       (1,077,777)       (26,231,955)
     Investor C Class .....................       (3,532,980)        (93,876,788)       (1,482,965)       (36,034,246)
                                                  ----------       -------------       -----------       ------------
Net increase ..............................        3,942,109       $ 106,823,405        24,882,975       $602,207,362
                                                  ==========       =============        ==========       ============

                                 BlackRock Funds

                                                                          BALANCED PORTFOLIO
                                                  ---------------------------------------------------------------------
                                                     FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                             3/31/00                               9/30/99
                                                 -------------------------------       -------------------------------
                                                           (UNAUDITED)
                                                   SHARES             VALUE               SHARES            VALUE
                                                 -----------       -------------       -----------       -------------
Shares sold:
     Institutional Class ..................         336,199        $  6,905,266         1,997,389        $ 39,937,641
     Service Class ........................         990,865          19,896,423         3,527,864          70,687,116
     Investor A Class .....................       1,407,890          28,188,657         2,959,512          59,350,546
     Investor B Class .....................         847,405          17,143,033         2,743,730          54,907,097
     Investor C Class .....................         152,187           3,091,693           512,414          10,317,100
Shares issued in reinvestment of dividends:
     Institutional Class ..................         690,353          13,864,814           838,782          15,812,164
     Service Class ........................         490,419           9,914,372           638,107          12,231,857
     Investor A Class .....................         290,433           5,853,586           319,974           6,122,560
     Investor B Class .....................         185,549           3,703,019           149,060           2,823,507
     Investor C Class .....................          17,413             346,113             1,048              20,409
Shares redeemed:
     Institutional Class ..................      (1,727,315)        (35,200,825)       (2,298,694)        (45,902,544)
     Service Class ........................      (1,809,059)        (36,865,907)       (2,694,553)        (54,507,394)
     Investor A Class .....................      (1,160,634)        (23,546,619)       (1,823,330)        (35,965,493)
     Investor B Class .....................        (759,645)        (15,330,996)         (519,519)        (10,353,322)
     Investor C Class .....................        (131,306)         (2,665,362)          (36,448)           (739,409)
                                                 ----------        ------------        ----------        ------------
Net increase (decrease) ...................        (179,246)       $ (4,702,733)        6,315,336        $124,741,835
                                                 ==========        ============        ==========        ============


     On  March  31,  2000,  one  shareholder  held   approximately  10%  of  the
outstanding shares of the International Small Cap Equity Portfolio and one shareholder held approximately 16% of the outstanding shares of the Index Equity Portfolio. These shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.


(E) AT MARCH 31, 2000, NET ASSETS CONSISTED OF:

                                LARGE CAP     LARGE CAP          MID-CAP      MID-CAP       SMALL CAP    SMALL CAP    MICRO-CAP
                               VALUE EQUITY  GROWTH EQUITY    VALUE EQUITY GROWTH EQUITY  VALUE EQUITY GROWTH EQUITY   EQUITY
                                 PORTFOLIO     PORTFOLIO        PORTFOLIO    PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO
                             --------------- --------------  ------------- -------------  ------------ -------------- ------------
Capital paid in ............ $1,806,162,864  $  835,232,104  $265,728,704  $433,437,371   $535,838,797 $1,346,299,318 $418,433,886
Undistributed net
   investment income .......             --              --       138,181            --             --             --           --
Distributions in excess of
   net investment income ...    (10,349,253)             --            --            --             --             --           --
Accumulated net realized
   gain (loss) on investment
   transactions and futures
   contracts ...............      3,672,541     194,892,325   (11,960,671)  275,149,407      3,681,064    699,152,162  198,300,356
Net unrealized appreciation
   (depreciation) on
   investment transactions
   and futures contracts ...    433,718,240     800,246,156    28,750,882   172,931,730     51,531,603  1,014,160,694  134,784,550
                             --------------  --------------  ------------  ------------   ------------ -------------- ------------
                             $2,233,204,392  $1,830,370,585  $282,657,096  $881,518,508   $591,051,464 $3,059,612,174 $751,518,792
                             ==============  ==============  ============  ============   ============ ============== ============

                                 BlackRock Funds


                               INTERNATIONAL    INTERNATIONAL     INTERNATIONAL      SELECT           INDEX
                                  EQUITY       SMALL CAP EQUITY  EMERGING MARKETS     EQUITY          EQUITY           BALANCED
                                 PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                              --------------   ---------------- ----------------  --------------  ---------------  -------------
Capital paid in ............  $1,067,266,845     $224,649,923     $159,093,473    $1,061,694,211  $1,316,660,868   $619,216,602
Undistributed net
   investment income .......              --               --               --            11,180              --         91,210
Distributions in excess of
   net investment income ...              --               --         (585,267)               --        (869,538)            --
Accumulated net realized
   gain (loss) on investment
   transactions, futures
   contracts and foreign
   exchange contracts ......      57,137,549       18,302,478      (63,034,345)      139,791,590     (13,537,617)   116,811,812
Net unrealized appreciation
   (depreciation) on
   investment transactions,
   futures contracts and
   foreign exchange
   contracts ...............     302,793,013       16,617,863       22,839,065       852,054,239     718,207,578    194,212,708
                              --------------     ------------     ------------    --------------  --------------   ------------
                              $1,427,197,407     $259,570,264     $118,312,926    $2,053,551,220  $2,020,461,291   $930,332,332
                              ==============     ============     ============    ==============  ==============   ============

(F)    CAPITAL LOSS CARRYOVERS

     At September 30, 1999, a capital loss carryover of $6,706,982, which expires September 30, 2007, was available to offset possible future realized gains in the Small Cap Value Equity Portfolio and a capital loss carryover of $24,943,735, which expires September 30, 2007, was available to offset possible future realized gains in the International Emerging Markets Portfolio. At September 30, 1999, deferred post-October losses for Small Cap Value Equity Portfolio were $6,970,137, for International Small Cap Equity Portfolio were $948,280, and for International Emerging Markets Portfolio were $35,855,044.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE U.S. LARGE COMPANY SERIES

TABLE OF CONTENTS                              THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

                                                                       Page

Schedule of Investments ..............................................  91

Statement of Assets and Liabilities ..................................  99

Statements of Operations ............................................. 101

Statements of Changes in Net Assets .................................. 102

Financial Highlights ................................................. 103

Notes to Financial Statements ........................................ 104

Report of Independent Accountants .................................... 106



 THIS REPORT IS SUBMITTED FOR THE INFORMATION OF THE FUND'S SHAREHOLDERS. IT IS
  NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR
                    ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

  SCHEDULE OF INVESTMENTS                       THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE COMPANY SERIES
------------------------------------------------------------------------------
                                                           MARCH 31, 2000
                                                      ------------------------
                                                            (UNAUDITED)
                                                       SHARES       VALUE+
                                                      -------   --------------

  COMMON STOCKS -- (99.8%)
    3Com Corp. ...................................     89,500   $    4,978,438*
    ADC Telecommunications, Inc. .................     78,400        4,226,250*
    AFLAC, Inc. ..................................     69,600        3,171,150
    AES Corp. ....................................     53,800        4,236,750*
    AMR Corp. ....................................     38,700        1,233,563*
    AON Corp. ....................................     66,900        2,157,525
    AT&T Corp. ...................................    833,800       46,901,250
    Abbott Laboratories ..........................    401,400       14,124,263
    Adaptec, Inc. ................................     27,200        1,049,750*
    Adobe Sys Inc. ...............................     30,800        3,427,463
    Advanced Micro Devices, Inc. .................     38,400        2,191,200*
    Aetna Inc. ...................................     37,200        2,071,575
    Air Products & Chemicals, Inc. ...............     59,900        1,703,406
    Alberto Culver Co. ...........................     14,500          345,281
    Albertson's, Inc. ............................    110,600        3,428,600
    Alcan Aluminum Ltd. ..........................     57,200        1,937,650
    Alcoa Inc. ...................................     96,100        6,751,025
    Allegheny Technologies, Inc. .................     24,450          490,528
    Allergan, Inc. ...............................     34,400        1,720,000
    Allied Waste Industries, Inc. ................     49,300          323,531*
    Allstate Corp. ...............................    210,300        5,007,769
    Alltel Corp. .................................     81,900        5,164,819
    Alza Corp. ...................................     26,600          999,163*
    Amerada Hess Corp. ...........................     23,600        1,525,150
    Ameren Corp. .................................     35,800        1,107,563
    America Online ...............................    595,600       40,054,100*
    American Electric Power, Inc. ................     50,800        1,514,475
    American Express Co. .........................    117,000       17,425,688
    American General Corp. .......................     64,500        3,620,063
    American Greetings Corp., Class A ............     16,800          306,600
    American Home Products Corp. .................    340,700       18,270,038
    American International Group, Inc. ...........    403,800       44,216,100
    Amgen, Inc. ..................................    266,700       16,343,709*
    Amsouth Bancorp ..............................    102,000        1,523,625
    Anadarko Petroleum Corp. .....................     33,200        1,284,425
    Analog Devices, Inc. .........................     91,200        7,347,300*
    Andrew Corp. .................................     21,000          476,438*
    Anheuser-Busch Companies, Inc. ...............    121,600        7,569,600
    Apache Corp. .................................     29,700        1,477,575
    Apple Computer, Inc. .........................     42,300        5,743,547*
    Applied Materials, Inc. ......................    199,600       18,818,538*
    Ashland Coal .................................      4,553           31,870*
    Archer-Daniels Midlands Co. ..................    158,300        1,642,363
    Armstrong World Industries, Inc. .............     10,500          187,688
    Ashland, Inc. ................................     18,500          618,594
    Associates First Capital Corp., Class A ......    190,200        4,077,413
    Atlantic Richfield Co. .......................     84,100        7,148,500
    Autodesk, Inc. ...............................     16,100          730,538
    Automatic Data Processing, Inc. ..............    164,500        7,937,125
    Autozone, Inc. ...............................     36,100        1,001,775*
    Avery Dennison Corp. .........................     29,500        1,801,344
    Avon Product, Inc. ...........................     63,100        1,833,844
    B B & T Corp. ................................     90,600        2,542,463
    BMC Software, Inc. ...........................     63,900        3,153,066*
    Baker Hughes, Inc. ...........................     86,000        2,601,500
    Ball Corporation .............................      7,900          273,044
    Bank of America Corp .........................    445,600       23,366,150
    Bank of New York Co., Inc. ...................    192,100        7,984,156
    Bank One Corporation .........................    299,400       10,291,875
    Bard C.R., Inc. ..............................     13,400          518,413
    Barrick Gold Corp. ...........................    103,000        1,615,813
    Bausch & Lomb, Inc. ..........................     15,000          782,813
    Baxter International, Inc. ...................     75,900        4,757,981
    Bear Stearns Companies, Inc. .................     29,500        1,345,938
    Becton, Dickinson & Co. ......................     65,600        1,726,100


------------------------------------------------------------------------------
                                                          MARCH 31, 2000
                                                      ------------------------
                                                            (UNAUDITED)
                                                       SHARES       VALUE+
                                                      -------   --------------

    Bed Bath and Beyond, Inc. ....................     36,600   $    1,441,125*
    Bell Atlantic Corp. ..........................    405,000       24,755,625
    BellSouth Corp. ..............................    491,200       23,086,400
    Bemis Co., Inc. ..............................     13,700          505,188
    Best Buy, Inc. ...............................     53,200        4,575,200*
    Bestfood, Inc. ...............................     72,600        3,398,588
    Bethlehem STL Corp. ..........................     34,200          205,200*
    Biogen, Inc. .................................     39,300        2,743,631*
    Biomet, Inc. .................................     29,400        1,064,831
    Black & Decker Corp. .........................     22,700          852,669
    Block (H&R) Corp. ............................     25,600        1,145,600
    Boeing Co. ...................................    226,500        8,592,844
    Boise Cascade Corp. ..........................     14,900          517,775
    Boston Scientific Corp. ......................    108,100        2,303,881*
    Briggs & Stratton Corp. ......................      6,000          246,750
    Bristol Myers Squibb Co. .....................    517,500       29,885,625
    Brown-Forman Corp. Class B ...................     17,900          974,431
    Brunswick Corp. ..............................     24,000          454,500
    Burlington Northern Santa Fe Corp. ...........    119,100        2,635,088
    Burlington Resources, Inc. ...................     56,800        2,101,600
    CBS Corp. ....................................    198,800       11,257,050*
    Cigna Corp. ..................................     43,900        3,325,425
    CMS Energy Corp. .............................     30,200          547,375
    CSX Corporation ..............................     56,900        1,337,150
    CVS Corp. ....................................    102,100        3,835,131
    Cabletron Systems, Inc. ......................     47,500        1,392,344*
    Campbell Soup Co. ............................    111,300        3,422,475
    Capital One Financial Corp. ..................     51,500        2,468,781
    Cardinal Health, Inc. ........................     73,600        3,376,400
    Carnival Corp. ...............................    160,900        3,992,331
    Carolina Power & Light Co. ...................     41,600        1,349,400
    Caterpillar, Inc. ............................     92,900        3,663,744
    Cendant Corp. ................................    184,100        3,405,850*
    Centex Corp. .................................     15,500          369,094
    Central & So. West Co. .......................     55,500          946,969
    CenturyTel, Inc. .............................     36,400        1,351,350
    Ceridian Corp. ...............................     37,706          723,484*
    Champion International Corp. .................     25,200        1,341,900
    Chase Manhattan Corp. ........................    215,100       18,754,031
    Chevron Corp. ................................    171,200       15,825,300
    Chubb Corp. ..................................     45,800        3,094,363
    Cincinnati Financial Corp. ...................     42,800        1,611,688
    Cinergy Corp. ................................     41,393          889,950
    Circuit City Stores, Inc. (Circuit City Group)     53,000        3,226,375
    Cisco Systems, Inc. ..........................  1,785,700      138,056,931*
    Citigroup, Inc. ..............................    879,700       52,177,206
    Citrix Sys, Inc. .............................     46,600        3,085,794*#
    Clear Channel Communications, Inc. ...........     88,300        6,098,219*
    Clorox Co. ...................................     61,700        2,005,250
    Coastal Co. ..................................     55,900        2,571,400
    Coca Cola Co. ................................    644,600       30,255,913
    Cocoa-Cola Enterprises, Inc. .................    111,000        2,393,438
    Colgate-Palmolive Co. ........................    152,100        8,574,638
    Columbia Energy Group ........................     21,200        1,256,100
    Columbia/HCA Healthcare Corp. ................    146,900        3,718,406
    Comcast Corp., Class A Special ...............    242,000       10,489,188*
    Comerica, Inc. ...............................     40,750        1,706,406
    Compaq Computer Corp. ........................    442,200       11,773,575
    Computer Associations International, Inc. ....    141,500        8,375,031
    Computer Sciences Corp. ......................     43,700        3,457,763*
    Compuware Corp. ..............................     94,100        1,979,041*
    Comverse Technology, Inc. ....................     19,900        3,760,478*
    Conagra, Inc. ................................    128,600        2,330,875
    Conexant Systems, Inc. .......................     55,900        4,012,572*
    Conoco, Inc. .................................    163,300        4,184,563
    Conseco, Inc. ................................     85,400          976,763

See accompanying notes to financial statements.

  SCHEDULE OF INVESTMENTS                       THE DFA INVESTMENT TRUST COMPANY

------------------------------------------------------------------------------
                                                          MARCH 31, 2000
                                                      ------------------------
                                                            (UNAUDITED)
                                                       SHARES       VALUE+
                                                      -------   --------------

       Consolidated Edison, Inc. .................     57,600   $    1,670,400
       Consolidated Stores Corp. .................     28,900          328,738*
       Constellation Energy Group ................     39,050        1,244,719
       Cooper Industries, Inc. ...................     24,500          857,500
       Cooper Tire & Rubber ......................     19,800          248,738
       Coors (Adolph) Co., Class B ...............      9,600          459,000
       Corning, Inc. .............................     71,900       13,948,600
       Costco Wholesale Corp. ....................    116,200        6,104,131*
       Countrywide Credit Industries, Inc. .......     29,500          803,875
       Crane Co. .................................     17,200          405,275
       Crown, Cork & Seal Co., Inc. ..............     33,800          540,800
       Cummins Engine Co., Inc. ..................     10,800          405,675
       DTE Energy Co. ............................     37,900        1,099,100
       Dana Corp. ................................     42,842        1,207,609
       Danaher Corp. .............................     37,000        1,887,000
       Darden Restaurants, Inc. ..................     33,400          594,938
       Deere & Co. ...............................     61,100        2,321,800
       Dell Computer Corp. .......................    669,300       36,121,284*
       Delphi Automotive Systems Corp. ...........    147,300        2,356,800
       Delta Air Lines, Inc. .....................     33,600        1,789,200
       Deluxe Corp. ..............................     19,200          508,800
       Dillards, Inc., Class A ...................     27,400          450,388
       Disney (Walt) Co. .........................    540,000       22,342,500
       Dollar General Corp. ......................     69,100        1,857,063
       Dominion Resources, Inc. ..................     62,200        2,390,813
       Donnelley (R.R.) & Sons Co. ...............     33,000          690,938
       Dover Corp. ...............................     53,100        2,542,163
       Dow Chemical Co. ..........................     57,400        6,543,600
       Dow Jones & Co., Inc. .....................     23,500        1,687,594
       DuPont (E.I.) de Nemours & Co., Inc. ......    272,700       14,419,013
       Duke Energy Corporation ...................     95,500        5,013,750
       Dun & Bradstreet ..........................     41,900        1,199,388
       EMC Corp. .................................    265,700       33,212,500*
       Eastern Enterprises .......................      7,100          425,113
       Eastman Chemical Co. ......................     20,450          930,475
       Eastman Kodak Co. .........................     82,300        4,469,919
       Eaton Corp. ...............................     19,300        1,505,400
       Ecolab, Inc. ..............................     33,900        1,243,706
       Edison International ......................     90,700        1,502,219
       El Paso Energy Corp. ......................     59,700        2,410,388
       Electronic Data Systems Corp. .............    123,000        7,895,063
       Emerson Electric Co. ......................    112,500        5,948,438
       Engelhard Corp. ...........................     32,874          497,219
       Enron Corp. ...............................    186,900       13,994,138
       Entergy Corp. .............................     64,400        1,300,075
       Equifax, Inc. .............................     37,000          934,250
       Exxon Corp. ...............................    901,100       70,116,844
       FMC Corp. .................................      8,000          452,000*
       FPL Group, Inc. ...........................     46,900        2,160,331
       Freddie Mac ...............................    181,500        8,020,031
       Fannie Mae ................................    267,600       15,102,675
       Federated Department Stores, Inc. .........     54,800        2,287,900*
       Fedex Corp. ...............................     75,800        2,956,200*
       Fifth Third Bancorp .......................     80,700        5,094,188
       First Data Corp. ..........................    109,500        4,845,375
       First Union Corp. .........................    258,000        9,610,500
       Firstar Corp. .............................    255,800        5,867,413
       First Energy Corp. ........................     60,800        1,254,000
       FleetBoston Financial Corp. ...............    238,700        8,712,550
       Florida Progress Corp. ....................     25,700        1,178,988
       Fluor Corp. ...............................     19,800          613,800
       Ford Motor Co. ............................    315,200       14,479,500
       Fort James Corporation ....................     56,400        1,240,800
       Fortune Brands, Inc. ......................     42,900        1,072,500
       Franklin Resources, Inc. ..................     65,000        2,173,438



------------------------------------------------------------------------------
                                                          MARCH 31, 2000
                                                      ------------------------
                                                            (UNAUDITED)
                                                       SHARES       VALUE+
                                                      -------   --------------

       Freeport McMoran Copper & Gold, Inc. ......
         Class B .................................     42,700   $      515,069*
       GPU, Inc. .................................     32,200          881,475
       GTE Corp. .................................    253,800       18,019,800
       Gannett Co., Inc. .........................     72,600        5,109,225
       Gap, Inc. .................................    221,900       11,053,394
       Gateway, Inc. .............................     82,500        4,372,500*
       General Dynamics Corp. ....................     52,400        2,606,900
       General Electric Co. ......................    856,100      132,856,019
       General Mills, Inc. .......................     78,700        2,847,956
       General Motors Corp. ......................    167,000       13,829,688
       Genuine Parts Co. .........................     46,375        1,107,203
       Georgia Pacific Corp. .....................     44,600        1,764,488
       Gillette Co. (The) ........................    280,000       10,552,500
       Global Crossing Ltd. ......................    203,400        8,333,044*
       Golden West Financial Corp. ...............     42,100        1,312,994
       Goodrich (B.F.) Co. .......................     28,700          823,331
       Goodyear Tire & Rubber Co. ................     40,800          951,150
       WR Grace & Company ........................     18,700          237,256*
       Grainger (W.W.), Inc. .....................     24,300        1,318,275
       Great Atlantic & Pacific Tea Co., Inc. ....     10,000          195,000
       Great Lakes Chemical Corp. ................     15,000          510,000
       Guidant Corp. .............................     80,400        4,728,525*
       Halliburton Co. ...........................    115,400        4,731,400
       Harcourt General, Inc. ....................     18,523          689,982
       Harley Davidson ...........................     39,600        3,143,250
       Harrahs Entertainment, Inc. ...............     33,600          623,700*
       Hartford Financial Services Group, Inc. ...     57,800        3,048,950
       Hasbro, Inc. ..............................     50,498          833,217
       Healthsouth Corp. .........................    100,800          560,700*
       Heinz (H.J.) Co. ..........................     92,700        3,232,913
       Hercules, Inc. ............................     27,700          446,663
       Hershey Foods Corp. .......................     36,200        1,764,750
       Hewlett-Packard Co. .......................    262,400       34,784,400
       Hilton Hotels Corp. .......................     96,200          745,550
       Home Depot, Inc. ..........................    600,900       38,758,050
       Homestake Mining Co. ......................     67,900          407,400
       Honeywell, Inc. ...........................    206,400       10,874,700
       Household International, Inc. .............    122,700        4,578,244
       Humana, Inc. ..............................     43,700          319,556*
       Huntington Bancshares, Inc. ...............     59,700        1,337,653
       IMS Health, Inc. ..........................     80,400        1,361,775
       ITT Industries, Inc. ......................     22,900          711,331
       Ikon Office Solutions, Inc. ...............     39,100          241,931
       Illinois Tool Works, Inc. .................     78,600        4,342,650
       Inco Ltd. .................................     50,100          917,456*
       Ingersoll-Rand Co. ........................     42,800        1,893,900
       Intel Corp. ...............................    871,700      114,900,956
       International Business Machines Corp. .....    470,400       55,507,200
       International Flavors & Fragrances, Inc. ..     27,500          964,219
       International Paper Co. ...................    108,200        4,625,550
       Interpublic Group of Companies, Inc. ......     73,400        3,468,150
       Jefferson-Pilot Corp. .....................     27,275        1,815,492
       Johnson & Johnson .........................    363,000       25,432,688
       Johnson Controls, Inc. ....................     22,300        1,205,594
       Jostens, Inc. .............................      8,700          212,063
       KLA-Tencor Corp. ..........................     47,800        4,025,656*
       K Mart Corp. ..............................    127,100        1,231,281*
       Kansas City Southern Industries, Inc. .....     29,000        2,492,188
       Kaufman & Broad Home Corp. ................     12,400          265,825
       Kellogg Co. ...............................    105,600        2,706,000
       Kerr-McGee Corp. ..........................     24,800        1,432,200
       Keycorp ...................................    116,700        2,217,300
       Kimberly Clark Corp. ......................    145,000        8,120,000
       Knight Ridder, Inc. .......................     22,000        1,120,625
       Kohls Corp. ...............................     42,400        4,346,000*

See accompanying notes to financial statements.

  SCHEDULE OF INVESTMENTS                       THE DFA INVESTMENT TRUST COMPANY

------------------------------------------------------------------------------
                                                          MARCH 31, 2000
                                                      ------------------------
                                                            (UNAUDITED)
                                                       SHARES       VALUE+
                                                      -------   --------------

    Kroger Co. ...................................    217,800   $    3,825,113*
    LSI Logic Corp. ..............................     77,600        5,635,700*
    Leggett and Platt, Inc. ......................     51,300        1,102,950
    Lehman Brothers Holdings, Inc. ...............     31,400        3,045,800
    Lexmark International Group, Inc. ............     33,400        3,532,050*
    Lilly (Eli) & Co. ............................    284,700       17,936,100
    Limited, Inc. ................................     56,100        2,363,213
    Lincoln National Corp. .......................     51,100        1,711,850
    Liz Claiborne, Inc. ..........................     40,000        2,186,250*
    Liz Clairborne, Inc. .........................     15,400          705,513
    Lockheed Martin Corp. ........................    103,414        2,113,524
    Loews Corp. ..................................     27,600        1,380,000
    Longs Drug Stores Corp. ......................     10,300          234,325
    Louisiana-Pacific Corp. ......................     27,800          385,725
    Lowe's Companies, Inc. .......................     99,700        5,819,988
    Lucent Technologies, Inc. ....................    831,900       50,537,925
    MBIA, Inc. ...................................     26,000        1,353,625
    MBNA Corp. ...................................    209,400        5,339,700
    MCI Worldcom, Inc. ...........................    740,900       33,641,491*
    MGIC Investment Corp. ........................     27,600        1,204,050
    Mallinckrodt, Inc. ...........................     17,900          514,625
    Manor Care, Inc. .............................     26,900          363,150*
    Marsh & McLennan Cos., Inc. ..................     69,800        7,699,813
    Marriott International, Inc., Class A ........     65,000        2,047,500
    Masco Corp. ..................................    116,500        2,388,250
    Mattel, Inc. .................................    109,900        1,147,081
    May Department Stores Co. ....................     86,800        2,473,800
    Maytag Corp. .................................     22,000          728,750
    McDermott International, Inc. ................     15,500          142,406
    McDonalds Corp. ..............................    353,200       13,267,075
    McGraw-Hill Companies, Inc. ..................     51,300        2,334,150
    McKesson HBOC, Inc. ..........................     73,500        1,543,500
    Mead Corp. ...................................     26,700          932,831
    Mediaone Group ...............................    159,700       12,935,700*
    Medtronic, Inc. ..............................    311,700       16,033,069
    Mellon Financial Corp. .......................    132,700        3,914,650
    Merck & Co., Inc. ............................    610,100       37,902,463
    Meredith Co. .................................     13,500          373,781
    Merrill Lynch & Co., Inc. ....................     96,600       10,143,000
    Microsoft Corp. ..............................  1,358,500      144,722,703*
    Micron Tech ..................................     70,400        8,870,400*
    Milacron, Inc. ...............................      9,700          140,044
    Millipore Corp. ..............................     11,800          665,963
    Minnesota Mining & Manufacturing Co. .........    104,300        9,237,069
    Mirage Resorts, Inc. .........................     50,400          976,500*
    Molex, Inc. ..................................     51,000        2,996,250#
    Monsanto Co. .................................    165,600        8,528,400
    Morgan (J.P.) & Co., Inc. ....................     45,000        5,928,750
    Morgan Stanley Dean Witter ...................    297,500       24,264,844
    Motorola, Inc. ...............................    185,000       26,339,375
    NCR Corp .....................................     25,100        1,007,138*
    Nabisco Group Holdings Corp. .................     85,200        1,022,400
    Nacco Industries, Inc., Class A ..............      2,100          100,669
    National City Corp. ..........................    160,800        3,316,500
    National Semiconductor Corp. .................     44,600        2,703,875*
    National Service Industries, Inc. ............     10,600          223,263
    Navistar International Corp. .................     16,600          666,075*
    Network Appliance Corp. ......................     79,700        6,592,684*
    New Century Energies, Inc. ...................     30,100          904,881
    New York Times Class A .......................     44,600        1,915,013
    Newell Rubbermaid, Inc. ......................     73,733        1,829,500
    Newmont Mining Corp. .........................     43,658          979,576
    Nextel Communications Corp., Class A .........     95,300       14,125,247*#
    Niagara Mohawk Holdings, Inc. ................     48,900          660,150*
    Nicor, Inc. ..................................     12,300          405,131
    Nike, Inc., Class B ..........................     72,200        2,860,925


------------------------------------------------------------------------------
                                                           MARCH 31, 2000
                                                      ------------------------
                                                            (UNAUDITED)
                                                       SHARES       VALUE+
                                                      -------   --------------

    Nordstrom, Inc. ..............................     35,200   $    1,038,400
    Norfolk Southern Corp. .......................     99,700        1,433,188
    Nortel Networks Corp. ........................    376,600       47,451,600
    Northern States Power Co. MN .................     40,400          802,950
    Northern Trust Corp. .........................     58,100        3,927,197
    Northrop Grumman Corp. .......................     18,100          958,169
    Novell, Inc. .................................     85,300        2,439,047*
    Nucor Corp. ..................................     22,800        1,140,000
    Occidental Petroleum Corp. ...................     95,900        1,989,925
    Office Depot, Inc. ...........................     86,000          994,375*
    Old Kent Finl ................................     31,900        1,030,769
    Omnicom Group, Inc. ..........................     46,300        4,326,156
    Oneok, Inc. ..................................      8,200          205,000
    Oracle Systems Corp. .........................    736,500       57,423,984*
    Owens Corning ................................     14,300          277,063
    Owens-Illinois, Inc. .........................     39,200          661,500*
    PECO Energy Co. ..............................     48,500        1,788,438
    PG&E Corp. (Holding Co.) .....................    100,200        2,104,200
    PE Corp. - PE Biosystems Group ...............     53,800        5,191,700
    PNC Financial Services Group .................     76,700        3,456,294
    PPG Industries, Inc. .........................     45,500        2,380,219
    PP&L Resources, Inc. .........................     37,500          785,156
    Paccar, Inc. .................................     20,420        1,018,448
    Pactiv Corp. .................................     44,700          391,125*
    Paine Webber Group, Inc. .....................     37,100        1,632,400
    Pall Corp. ...................................     32,400          726,975
    Parametric Technology Corp. ..................     71,800        1,514,531*
    Parker-Hannifin Corp. ........................     29,325        1,211,489
    Paychex, Inc. ................................     64,500        3,376,172
    Penney (J.C.) Co., Inc. ......................     68,000        1,011,500
    Peoples Energy Corp. .........................      9,300          255,169
    Peoplesoft, Inc. .............................     70,000        1,406,563*
    Pepsico, Inc. ................................    379,700       13,123,381
    PerkinElmer, Inc. ............................     12,400          824,600
    Pharmacia & Upjohn, Inc. .....................    135,400        8,022,450
    Pfizer, Inc. .................................  1,010,200       36,935,438
    Phelps Dodge Corp. ...........................     21,041          999,448
    Philip Morris Companies, Inc. ................    617,500       13,044,688
    Philips Petroleum Co. ........................     65,900        3,047,875
    Pinnacle West Capital Corp. ..................     22,100          622,944
    Pitney Bowes, Inc. ...........................     69,400        3,101,313
    Placer Dome, Inc. ............................     85,000          690,625
    Polaroid Corp. ...............................     11,600          275,500
    Potlatch Corp. ...............................      7,600          326,800
    Praxiar, Inc. ................................     41,600        1,731,600
    Price (T. Rowe) Associates, Inc. .............     31,300        1,237,328
    Proctor & Gamble Co. .........................    343,400       19,316,250
    Progressive Corp. ............................     19,000        1,445,188
    Providian Financial Corp. ....................     36,900        3,196,463
    Public Service Enterprise Group, Inc. ........     57,000        1,688,625
    Pulte Corp. ..................................     11,300          235,888
    Quaker Oats Co. ..............................     34,900        2,115,813
    QUALCOMM, Inc. ...............................    192,500       28,718,594*
    Quintiles Transnational Corp. ................     30,000          512,813*
    Ralston Purina Group .........................     78,800        2,157,150
    Raytheon Co., Class B ........................     88,300        1,567,325
    Reebok International Ltd. ....................     14,700          135,975*
    Regions Financial Corp. ......................     57,100        1,304,378
    Reliant Energy, Inc. .........................     77,300        1,811,719
    Reynolds Metals Co. ..........................     16,400        1,096,750
    Rite Aid Corp. ...............................     67,600          371,800#
    Rockwell International .......................     49,500        2,069,719
    Rohm & Haas Co. ..............................     57,100        2,548,088
    Rowan Companies, Inc. ........................     24,100          709,444*
    Royal Dutch Petroleum Co. Den Haag
      (N.Y. Registry) ............................    559,800       32,223,488

See accompanying notes to financial statements.

  SCHEDULE OF INVESTMENTS                       THE DFA INVESTMENT TRUST COMPANY

------------------------------------------------------------------------------
                                                           MARCH 31, 2000
                                                      ------------------------
                                                            (UNAUDITED)
                                                       SHARES       VALUE+
                                                      -------   --------------

       Russell Corp. .............................      8,600   $      123,088
       Ryder Systems, Inc. .......................     16,800          381,150
       SBC Communications, Inc. ..................    890,000       37,380,000
       SLM Holdings Corp. ........................     41,400        1,379,138
       Sabre Hldgs Co. ...........................     33,722        1,245,606*
       Safeco Corp. ..............................     33,900          901,528
       Safeway, Inc. .............................    132,900        6,013,725*
       Saint Jude Medical, Inc. ..................     21,950          566,584*
       Saint Paul Companies, Inc. ................     59,442        2,028,458
       Sara Lee Corp .............................    237,200        4,269,600
       Schering-Plough Corp. .....................    383,200       14,082,600
       Schlumberger Ltd. .........................    143,600       10,985,400
       Schwab (Charles) Corp. ....................    213,800       12,146,513
       Scientific-Atlanta, Inc. ..................     41,200        2,613,625
       Seagate Technology, Inc. ..................     56,200        3,386,050*
       Seagram Co. Ltd. ..........................    113,300        6,741,350
       Sealed Air Corp. ..........................     21,892        1,189,009*
       Sears, Roebuck & Co. ......................     98,700        3,047,363
       Sempra Energy .............................     53,245          891,854
       Shared Medical Systems Corp. ..............      7,000          363,125
       Sherwin-Williams Co. ......................     43,200          947,700
       Sigma-Aldrich Corp ........................     26,300          706,813
       Silicon Graphics ..........................     48,100          508,056*
       Snap-On, Inc. .............................     15,300          400,669
       Solectron Corp. ...........................    154,600        6,193,663*
       Southern Co. ..............................    175,500        3,817,125
       SouthTrust Corp. ..........................     43,700        1,112,984
       Southwest Airlines Co. ....................    131,600        2,738,925
       Springs Industries, Inc., Class A .........      4,650          176,700
       Sprint Corp. ..............................    227,200       14,313,600
       Sprint Corp. (PCS Group) ..................    224,700       14,675,719*#
       Stanley Works .............................     23,300          614,538
       Staples, Inc. .............................    122,600        2,455,831*
       State Street Corp. ........................     41,700        4,039,688
       Summit Bancorp ............................     45,700        1,199,625
       Sun Microsystems ..........................    412,100       38,621,497*
       Sunoco, Inc. ..............................     23,500          643,313
       Suntrust Banks, Inc. ......................     83,400        4,816,350
       Supervalu, Inc. ...........................     36,400          689,325
       Synovus Financial Corp. ...................     73,000        1,377,875
       Sysco Corp. ...............................     86,100        3,072,694
       TJX Companies, Inc. .......................     80,800        1,792,750
       TRW, Inc. .................................     31,700        1,854,450
       Tandy Corp. ...............................     50,260        2,550,695
       Target Corp. ..............................    114,500        8,558,875
       Tektronix, Inc. ...........................     12,350          691,600
       Tellabs, Inc. .............................    104,800        6,599,125*
       Temple-Inland, Inc. .......................     14,600          727,263
       Tenet Healthcare Corp. ....................     81,400        1,872,200
       Teradyne, Inc. ............................     44,500        3,660,125*
       Texaco, Inc. ..............................    144,400        7,743,450
       Texas Instruments, Inc. ...................    212,000       33,920,000
       Texas Utilities Co. .......................     72,200        2,143,438
       Textron, Inc. .............................     38,900        2,368,038
       Thermo-Electron Corp. .....................     41,300          841,488*
       Thomas & Betts Corp. ......................     15,100          426,575
       Time Warner, Inc. .........................    335,700       33,570,000
       Times Mirror Co., Class A .................     15,600        1,449,825
       Timken Co. ................................     16,200          263,250
       Torchmark Corp. ...........................     34,300          793,188
       Tosco Corp. ...............................     37,600        1,144,450
       Toys R Us, Inc. ...........................     62,600          927,263*
       Transocean Offshore .......................     54,400        2,791,400
       Tricon Global Restaurants, Inc. ...........     39,500        1,226,969*
       Tribune Co. ...............................     62,100        2,270,531
       Tupperware Corp. ..........................     15,000          237,188


------------------------------------------------------------------------------
                                                           MARCH 31, 2000
                                                      ------------------------
                                                            (UNAUDITED)
                                                       SHARES       VALUE+
                                                      -------   --------------

       Tyco International Ltd. ...................    491,400   $   24,508,575
       USX-Marathon Group, Inc. ..................     81,200        2,116,275
       UST, Inc. .................................     44,600          696,875
       U.S. Bancorp ..............................    196,800        4,305,000
       USX-US Steel Group ........................     23,020          575,500
       Unilever NV ...............................    149,100        7,175,438
       Unicom Corp., Inc. ........................     56,800        2,073,200
       Union Carbide Corp. .......................     34,900        2,035,106
       Union Pacific Corp. .......................     64,800        2,535,300
       Union Pacific Resources Group, Inc. .......     65,676          952,302
       Union Planters Corp. ......................     36,900        1,136,981
       Unisys Corp. ..............................     81,100        2,068,050*
       United Healthcare Corp. ...................     44,400        2,647,350
       U.S. Airways Group, Inc. ..................     18,600          517,313*
       U.S. West, Inc. ...........................    132,000        9,586,500
       United Technologies Corp. .................    124,100        7,841,569
       Unocal Corp. ..............................     63,400        1,886,150
       Unum Provident Corp. ......................     62,700        1,065,900
       VF Corp. ..................................     30,800          741,125
       Veritas Software ..........................     75,000        9,700,781*
       Viacom, Inc., Class B .....................    181,800        9,589,950*
       Vulcan Materials Co. ......................     26,100        1,195,706
       Wachovia Corp. ............................     52,900        3,574,056
       Wal-Mart Stores, Inc. .....................  1,162,300       64,507,650
       Walgreen Co. ..............................    262,700        6,764,525
       Warner-Lambert Co. ........................    223,900       21,830,250
       Washington Mutual, Inc. ...................    150,600        3,990,900
       Waste Management, Inc. ....................    161,800        2,214,638
       Watson Pharmaceuticals, Inc. ..............     25,100          996,156*
       Wellpoint Health Networks, Inc ............     16,700        1,166,913*
       Wells Fargo Co. ...........................    431,000       17,644,063
       Wendy's International, Inc. ...............     31,200          629,850
       Westvaco Corp. ............................     26,150          872,756
       Weyerhaeuser Co. ..........................     61,100        3,482,700
       Whirlpool Corp. ...........................     19,500        1,143,188
       Williamette Industries, Inc. ..............     29,100        1,167,638
       Williams Companies, Inc. ..................    113,297        4,977,987
       Winn-Dixie Stores, Inc. ...................     38,100          740,569
       Worthington Industries, Inc. ..............     23,300          289,066
       Wrigley (Wm.) Jr. Co. .....................     30,200        2,319,738
       Xilinx, Inc. ..............................     84,000        6,953,625*
       Xerox Corp. ...............................    173,200        4,503,200
       Yahoo Inc. ................................    137,500       23,533,984*
       Young & Rubican ...........................     18,200          855,400
                                                                --------------
    TOTAL COMMON STOCKS
       (Cost $2,169,394,923) .....................              $3,325,259,249
                                                                --------------

                                                   FACE AMOUNT
                                                        (000)       VALUE+
                                                    ----------- ----------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   Repurchase Agreement, PNC Capital Markets,
   Inc. 5.73%, 04/01/00 (Collateralized by U.S.
   Treasury Note 5.75%, 04/30/03,
   valued at $5,801,721) to be repurchased
   at $5,683,713.
     (Cost $5,681,000) ...........................     $5,681   $    5,681,000
                                                                --------------

TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,175,075,923)++........................              $3,330,940,249
                                                                ==============
--------------------
+  See Note B to Financial Statements
*  Non-Income Producing Securities
#  Total or Partial Securities on Loan
++ The cost for federal income tax purposes is $2,199,733,256.

See accompanying notes to financial statements.

  SCHEDULE OF INVESTMENTS                        THE U.S. LARGE COMPANY SERIES

  THE U.S. LARGE COMPANY SERIES

------------------------------------------------------------------------------
                                                         NOVEMBER 30, 1999
                                                     -------------------------
                                                       SHARES       VALUE+
                                                      -------   --------------

  COMMON STOCKS -- (99.8%)
     3COM Corp. ..................................     86,100   $    3,430,547*
     ADC Telecommunications, Inc. ................     35,900        1,915,041*
     AES Corp. ...................................     49,300        2,856,319*
     AFLAC, Inc. .................................     64,000        3,064,000
     AMR Corp. ...................................     36,300        2,209,763*
     AON CORP ....................................     61,600        2,198,350
     AT&T Corp. ..................................    768,100       42,917,588
     Abbott Laboratories .........................    365,700       13,896,600
     Adaptec, Inc. ...............................     24,800        1,336,875*
     Adobe Systems, Inc. .........................     29,400        2,018,494
     Advanced Micro Devices, Inc. ................     35,300          997,225*
     Aetna, Inc. .................................     35,837        1,957,596
     Air Products & Chemicals, Inc. ..............     55,200        1,787,100
     Alberrto-Culver Co., Class B ................     13,400          352,588
     Albertson's, Inc ............................    101,133        3,229,935
     Alcan Aluminum Ltd. .........................     54,300        1,846,200
     Alcoa, Inc. .................................     88,000        5,764,000
     Allegheny Teledyne, Inc. ....................     22,850          575,534
     Allergen, Inc. ..............................     15,900        1,564,163
     Allied Waste Industries, Inc. ...............     45,200          367,250*
     AlliedSignal, Inc. ..........................    132,200        7,907,213
     Allstate Corp. ..............................    191,900        5,025,381*
     Alltel Corp. ................................     73,100        6,323,150
     Alza Corp. ..................................     24,500        1,058,094*
     AmSouth Bancorporation ......................     94,650        2,135,541
     Amerada Hess Corp. ..........................     21,800        1,263,038
     Ameren Corp. ................................     32,900        1,139,163
     America Online, Inc. ........................    532,600       38,713,363*
     American Electric Power Co., Inc. ...........     46,500        1,458,938
     American Express Co. ........................    107,900       16,326,619
     American General Corp. ......................     59,700        4,376,756
     American Greetings Corp. Class A ............     16,200          381,713
     American Home Products Corp. ................    314,100       16,333,200
     American International Group, Inc. ..........    371,887       38,397,333
     Amgen, Inc. .................................    245,300       11,168,816*
     Anadarko Petroleum Corp. ....................     30,600          921,825
     Analog Devices, Inc. ........................     41,500        2,383,656*
     Andrew Corp. ................................     19,693          275,087*
     Anheuser-Busch Companies, Inc. ..............    112,400        8,408,925
     Apache Corp. ................................     27,300          977,681
     Apple Computer, Inc. ........................     38,700        3,786,553*
     Applied Materials, Inc. .....................     90,100        8,781,934*
     Archer-Daniels Midlands Co. .................    148,320        1,844,730
     Armstrong World Industries, Inc. ............      9,700          324,950
     Ashland, Inc. ...............................     17,300          583,875
     Associates First Capital Corp., Class A .....    174,810        5,812,433
     Atlantic Richfield Co. ......................     77,500        7,469,063
     Autodesk, Inc. ..............................     14,200          417,569
     Automatic Data Processing, Inc. .............    148,500        7,332,188
     Autozone, Inc. ..............................     35,800          986,738*
     Avery Dennison Corp. ........................     27,200        1,615,000
     Avon Product, Inc. ..........................     62,800        2,288,275
     B B & T Corp. ...............................     76,900        2,470,413
     BMC Software, Inc. ..........................     57,600        4,195,800*
     Baker Hughes, Inc. ..........................     78,900        1,992,225
     Ball Corp. ..................................      7,400          275,188
     Bank of America Corp. .......................    415,200       24,289,200
     Bank of New York Co, Inc. ...................    176,900        7,053,888
     Bank One Corp. ..............................    281,700        9,929,925
     Bard (C.R.), Inc ............................     12,300          668,044
     Barrick Gold Corp. ..........................     93,600        1,684,800#
     Bausch & Lomb, Inc. .........................     14,000          767,375
     Baxter International, Inc. ..................     69,900        4,722,619
     Bear Stearns Companies, Inc. ................     29,285        1,195,194
     Becton Dickinson & Co. ......................     60,000        1,635,000


------------------------------------------------------------------------------
                                                         NOVEMBER 30, 1999
                                                     -------------------------
                                                       SHARES       VALUE+
                                                      -------   --------------

     Bed Bath and Beyond, Inc. ...................     33,500   $    1,047,922*
     Bell Atlantic Corp. .........................    372,938       23,611,637
     BellSouth Corp. .............................    452,900       20,918,319
     Bemis Co., Inc. .............................     12,500          393,750
     Best Buy Co., Inc. ..........................     49,100        3,068,750*
     Bestfoods, Inc. .............................     66,900        3,666,956
     Bethlehem Steel Corp. .......................     31,400          196,250*
     Biomet, Inc. ................................     27,100          857,884
     Black & Decker Corp .........................     21,000          942,375
     Block (H&R), Inc. ...........................     23,400        1,006,200
     Boeing Co. ..................................    230,700        9,415,444
     Boise Cascade Corp. .........................     13,700          474,363
     Boston Scientific Corp. .....................     99,300        2,097,713*
     Briggs & Stratton Corp. .....................      5,600          299,250
     Bristol Myers Squibb Co. ....................    477,100       34,858,119
     Brown-Forman Corp., Class B .................     16,400        1,028,075
     Brunswick Corp. .............................     22,100          482,056
     Burlington Northern Santa Fe Corp. ..........    111,700        3,239,300
     Burlington Resources, Inc. ..................     52,100        1,751,863
     CBS Corp. ...................................    183,370        9,535,240*
     CIGNA Corp. .................................     47,600        3,915,100
     CMS Energy Corp. ............................     28,400          944,300
     CSX Corp. ...................................     52,400        1,863,475
     CVS Corp. ...................................     94,000        3,730,625#
     Cabletron Systems, Inc. .....................     41,800          958,788*
     Campbell Soup Co. ...........................    104,400        4,658,850
     Capital One Financial Corp. .................     47,500        2,211,719
     Cardinal Health, Inc. .......................     65,400        3,421,238
     Carnival Corp. ..............................    147,200        6,495,200
     Carolina Power & Light Co. ..................     38,400        1,156,800
     Caterpillar, Inc. ...........................     85,600        3,969,700
     Cendant Corp. ...............................    173,000        2,865,313*
     Centex Corp. ................................     14,300          339,625*
     Central & South West Co. ....................     51,000        1,020,000
     CenturyTel, Inc. ............................     33,400        1,536,400
     Ceridian Corp. ..............................     34,706          750,517*
     Champion International Corp. ................     23,100        1,280,606
     Chase Manhattan Corp. .......................    199,900       15,442,275
     Chevron Corp. ...............................    157,700       13,966,306
     Chubb Corp. .................................     42,300        2,265,694
     Cincinnati Financial Corp. ..................     39,600        1,317,938
     Cinergy Corp. ...............................     38,093          964,229
     Circuit City Stores, Inc.
       (Circuit City Group) ......................     48,300        2,342,550
     Cisco Systems, Inc. .........................    781,100       69,639,947*
     Citigroup, Inc. .............................    811,400       43,714,175
     Clear Channel Communications, Inc. ..........     80,900        6,502,338*
     Clorox Co. ..................................     56,600        2,522,238
     Coastal Co. .................................     51,400        1,811,850
     Coca-Cola Co. ...............................    593,100       39,923,044
     Coca-Cola Enterprises, Inc. .................    102,000        2,161,125*
     Colgate-Palmolive Co. .......................    140,300        7,698,963
     Columbia Gas System, Inc. ...................     19,600        1,229,900
     Columbia/HCA Healthcare Corp. ...............    135,600        3,695,100
     Comcast Corp., Class A ......................    180,000        8,133,750
     Comerica, Inc. ..............................     37,450        1,984,850
     Compaq Computer Corp. .......................    408,624        9,985,749
     Computer Associations International, Inc. ...    128,900        8,378,500
     Computer Sciences Corp. .....................     38,400        2,505,600*
     Compuware Corp. .............................     85,800        2,903,794*
     Comverse Technology, Inc. ...................     16,900        2,042,788*#
     Conagra, Inc. ...............................    117,300        2,829,863
     Conoco, Inc. ................................    150,600        3,943,838
     Conseco, Inc. ...............................     78,500        1,589,625
     Consolidated Edison, Inc. ...................     53,100        1,831,950
     Consolidated Natural Gas Co. ................     23,100        1,481,288


See accompanying notes to financial statements.

  SCHEDULE OF INVESTMENTS                          THE U.S. LARGE COMPANY SERIES

------------------------------------------------------------------------------
                                                         NOVEMBER 30, 1999
                                                     -------------------------
                                                       SHARES       VALUE+
                                                      -------   --------------

    Consolidated Stores Corp. ....................     26,400   $      415,800*
    Constellation Energy Group ...................     35,850        1,055,334
    Cooper Industries, Inc. ......................     22,700          974,681
    Cooper Tire & Rubber Co. .....................     18,200          273,000
    Coors (Adolph) Co. Class B ...................      8,800          437,800
    Corning, Inc. ................................     58,900        5,518,194
    Costco Wholesale Corp. .......................     53,000        4,861,094*
    Countrywide Credit Industries, Inc. ..........     27,100          762,188
    Crane Co. ....................................     16,200          297,675
    Crown Cork & Seal Co., Inc ...................     29,400          599,025
    Cummins Engine Co., Inc. .....................     10,000          405,000
    DTE Energy Co. ...............................     34,900        1,153,881
    Dana Corp. ...................................     39,742        1,102,841*
    Danaher Corp. ................................     34,200        1,680,075
    Darden Restaurants, Inc. .....................     31,700          564,656
    Dayton-Hudson Corp. ..........................    106,000        7,479,625
    Deere & Co. ..................................     56,000        2,404,500
    Dell Computer Corp. ..........................    610,500       26,270,578*
    Delphi Automotive Systems Corp. ..............    135,700        2,137,275
    Delta Air Lines, Inc. ........................     33,600        1,654,800*
    Deluxe Corp. .................................     18,200          476,613
    Dillards, Inc., Class A ......................     25,600          483,200
    Disney (Walt) Co. ............................    495,400       13,809,275*
    Dollar General Corp. .........................     53,900        1,320,550
    Dominion Resources, Inc. VA ..................     46,200        2,096,325
    Donnelley (R.R.) & Sons Co. ..................     30,700          736,800
    Dover Corp. ..................................     50,200        2,177,425
    Dow Chemical Co. .............................     52,900        6,195,913
    Dow Jones & Co., Inc. ........................     21,800        1,321,625
    DuPont (E.I.) de Nemours & Co., Inc ..........    250,561       14,892,719
    Duke Power Co. ...............................     87,841        4,452,441
    Dun & Bradstreet .............................     38,600        1,042,200
    EMC Corp. MA .................................    243,587       20,354,739*
    Eastern Enterprises ..........................      6,400          363,200
    Eastman Chemical Co. .........................     18,750          728,906*
    Eastman Kodak Co. ............................     76,200        4,714,875
    Eaton Corp. ..................................     17,400        1,347,413
    Ecolab, Inc. .................................     31,200        1,080,300
    Edison International .........................     83,500        2,212,750
    El Paso Energy Corp. .........................     54,600        2,102,100*
    Electronic Data Systems Corp. ................    118,300        7,608,169
    Emerson Electric Co. .........................    104,500        5,956,500
    Engelhard Corp. ..............................     30,174          507,300
    Enron Corp. ..................................    171,700        6,535,331
    Entergy Corp. ................................     59,200        1,631,700
    Equifax, Inc. ................................     34,500          853,875
    Exxon Corp. ..................................    583,400       46,270,913
    FDX Corp. ....................................     71,600        3,020,625*
    FMC Corp. ....................................      7,600          368,600*
    FPL Group, Inc. ..............................     43,200        1,890,000
    Fannie Mae ...................................    246,500       16,423,063
    Federal Home Loan Mortgage Corp. .............    167,100        8,250,563
    Federated Department Stores, Inc. ............     50,000        2,353,125*
    Fifth Third Bancorp ..........................     72,700        5,086,728
    First Data Corp. .............................    103,000        4,454,750
    First Union Corp. ............................    229,800        8,890,388
    Firstar Corp. ................................    236,500        6,149,000
    FirstEnergy Corp. ............................     56,200        1,310,163
    FleetBoston Financial Corp. ..................    221,212        8,364,579
    Fleetwood Enterprises, Inc. ..................      8,100          170,100
    Florida Progress Corp ........................     23,600        1,008,900
    Fluor Corp. ..................................     18,300          769,744
    Ford Motor Co. ...............................    290,700       14,680,350*
    Fort James Corp. .............................     53,000        1,523,750
    Fortune Brands, Inc. .........................     40,000        1,367,500
    Foster Wheeler Corp. .........................      9,750           99,328


------------------------------------------------------------------------------
                                                         NOVEMBER 30, 1999
                                                     -------------------------
                                                       SHARES       VALUE+
                                                      -------   --------------

    Franklin Resources, Inc. .....................     60,500   $    1,901,969
    Freeport McMoran Copper & Gold, Inc. .........
      Class B ....................................     39,300          621,431*
    GPU, Inc. ....................................     30,100          963,200
    GTE Corp. ....................................    235,900       17,220,700
    Gannett Co., Inc. ............................     67,100        4,801,844
    Gap, Inc. ....................................    205,900        8,338,950
    Gateway, Inc. ................................     75,400        5,758,675*
    General Dynamics Corp. .......................     48,100        2,480,156
    General Electric Co. .........................    788,000      102,440,000
    General Instrument Corp. .....................     41,600        2,724,800*
    General Mills, Inc. ..........................     73,600        2,773,800
    General Motors Corp. .........................    154,900       11,152,800
    Genuine Parts Co. ............................     42,975        1,106,606
    Georgia Pacific Corp. ........................     41,300        1,644,256
    Gillette Co. .................................    260,900       10,484,919
    Global Crossing Ltd. .........................    184,805        8,044,793*
    Golden West Financial Corp. ..................     13,200        1,332,375
    Goodrich (B.F.) Co. ..........................     26,400          595,650
    Goodyear Tire & Rubber Co. ...................     37,500        1,265,625*
    Grainger (W.W.), Inc. ........................     22,400        1,055,600
    Great Atlantic & Pacific Tea Co., Inc. .......      9,200          234,025
    Great Lakes Chemical Corp. ...................     14,100          467,944
    Guidant Corp. ................................     72,700        3,635,000
    Halliburton Co. ..............................    106,200        4,108,613
    Harcourt General, Inc. .......................     17,123          567,199
    Harrahs Entertainment, Inc. ..................     30,900          853,613*
    Hartford Financial Services Group, Inc. ......     54,500        2,544,469
    Hasbro, Inc. .................................     46,798        1,009,082
    Healthsouth Corp. ............................     99,500          565,906*
    Heinz (H.J.) Co. .............................     86,100        3,605,438
    Helmerich & Payne, Inc. ......................     11,900          269,238
    Hercules, Inc. ...............................     25,500          605,625
    Hershey Foods Corp. ..........................     33,600        1,650,600
    Hewlett-Packard Co. ..........................    243,300       23,083,088#
    Hilton Hotels Corp. ..........................     61,300          616,831
    Home Depot, Inc. .............................    356,244       28,165,541
    Homestake Mining Co. .........................     62,400          514,800
    Honeywell, Inc. ..............................     31,000        3,470,063
    Household International, Inc. ................    115,100        4,553,644
    Humana, Inc. .................................     40,200          281,400*
    Huntington Bancshares, Inc. ..................     55,373        1,534,870
    IMS Health, Inc. .............................     75,300        1,774,256
    ITT Industries, Inc. .........................     21,100          735,863
    Ikon Office Solutions, Inc. ..................     35,800          239,413*
    Illinois Tool Works, Inc. ....................     72,100        4,668,475
    Inco Ltd. ....................................     46,100          847,088
    Ingersoll-Rand Co. ...........................     39,700        1,922,969
    Intel Corp. ..................................    795,100       60,924,538
    International Business Machines Corp. ........    434,500       44,780,656
    International Flavors & Fragrances, Inc. .....     25,500          938,719
    International Paper Co. ......................     99,500        5,192,656
    Interpublic Group of Companies, Inc. .........     67,800        3,186,600
    Jefferson-Pilot Corp. ........................     25,375        1,722,328
    Johnson & Johnson ............................    323,200       33,532,000
    Johnson Controls, Inc. .......................     20,500        1,117,250
    Jostens, Inc. ................................      8,100          148,838
    K MART Corp. .................................    118,700        1,179,581*
    KLA-Ten or Corp. .............................     21,300        1,801,847*
    Kansas City Southern Industries, Inc. ........     26,500        1,578,406
    Kaufman & Broad Home Corp. ...................     11,500          254,438
    Kellogg Co. ..................................     97,200        3,292,650
    Kerr-McGee Corp. .............................     20,842        1,193,205
    Keycorp ......................................    107,900        2,913,300
    Kimberly Clark Corp. .........................    128,100        8,182,388
    Knight Ridder, Inc. ..........................     19,500        1,063,969

See accompanying notes to financial statements.

  SCHEDULE OF INVESTMENTS                         THE U.S. LARGE COMPANY SERIES

------------------------------------------------------------------------------
                                                         NOVEMBER 30, 1999
                                                     -------------------------
                                                       SHARES       VALUE+
                                                      -------   --------------

    Kohls Corp. ..................................     39,000   $    2,815,313*
    Kroger Co. ...................................    199,400        4,249,713*
    LSI Logic Corp. ..............................     35,500        2,145,531*#
    Laidlaw, Inc. ................................     79,200          485,100
    Leggett and Platt, Inc. ......................     47,200        1,011,850*
    Lehman Brothers Holdings, Inc. ...............     28,900        2,207,238
    Lexmark International Group, Inc. ............     31,000        2,573,000*
    Lilly (Eli) & Co. ............................    262,700       18,848,725
    Limited, Inc. ................................     51,300        2,177,044
    Lincoln National Corp. .......................     47,800        1,992,663
    Liz Claiborne, Inc. ..........................     14,800          554,075
    Lockheed Martin Corp. ........................     95,014        1,888,403*#
    Loews Corp. ..................................     25,800        1,651,200
    Longs Drug Stores Corp. ......................      9,400          236,175
    Louisiana-Pacific Corp. ......................     25,800          316,050*
    Lowe's Companies, Inc. .......................     91,600        4,562,825
    Lucent Technologies, Inc. ....................    736,000       53,774,000
    MBIA, Inc. ...................................     23,900        1,195,000
    MBNA Corp. ...................................    192,545        4,861,761
    MCI Worldcom, Inc. ...........................    450,300       37,234,181*
    MGIC Investment Corp. ........................     26,100        1,474,650
    Mallinckrodt, Inc. ...........................     17,100          568,575
    Manor Care, Inc. .............................     25,700          515,606*
    Marriott International, Inc., Class A ........     59,900        1,950,494
    Marsh & McLennan Companies, Inc. .............     63,500        4,992,688
    Masco Corp. ..................................    106,400        2,686,600
    Mattel, Inc. .................................    101,100        1,446,994
    May Department Stores Co. ....................     80,250        2,698,406
    Maytag Corp. .................................     21,000        1,001,438
    McDermott International, Inc. ................     14,300          122,444
    McDonalds Corp. ..............................    325,600       14,652,000
    McGraw-Hill Companies, Inc. ..................     47,200        2,675,650
    McKesson HBOC, Inc. ..........................     67,700        1,582,488
    Mead Corp. ...................................     24,600          877,913
    Mediaone Group ...............................    145,700       11,546,725*
    Medtronic, Inc. ..............................    281,800       10,954,975
    Mellon Financial Corp. .......................    123,500        4,500,031
    Merck & Co., Inc. ............................    563,500       44,234,750
    Meredith Corp. ...............................     12,400          468,875
    Merrill Lynch & Co., Inc. ....................     88,800        7,159,500
    Micron Technology, Inc. ......................     60,200        4,040,925*#
    Microsoft Corp. ..............................  1,256,400      114,371,663*
    Milacron, Inc. ...............................      8,900          129,606
    Millipore Corp. ..............................     10,800          354,375
    Minnesota Mining & Manufacturing Co. .........     96,600        9,231,338
    Mirage Resorts, Inc. .........................     47,800          612,438*
    Mobil Corp. ..................................    188,000       19,610,750
    Molex, Inc. ..................................     37,200        1,882,088*
    Monsanto Co. .................................    152,100        6,416,719
    Morgan (J.P.) & Co., Inc. ....................     42,200        5,549,300
    Morgan Stanley Dean Witter Discover
      & Co. ......................................    136,900       16,513,563
    Motorola, Inc. ...............................    145,900       16,669,075
    Nabisco Group Holdings Corp. .................     78,300          905,344
    Nacco Industries, Inc., Class A ..............      2,000           96,875
    National City Corp. ..........................    148,700        3,708,206
    National Semiconductor Corp. .................     40,200        1,708,500*
    National Service Industries, Inc. ............      9,800          289,713
    Navistar International Corp. .................     15,900          591,281*
    Network Appliance Corp. ......................     17,600        2,070,750*
    New Century Energies, Inc. ...................     27,600          867,675
    New York Times Class A .......................     41,800        1,606,688
    Newell Rubbermaid, Inc. ......................     67,833        2,225,770
    Newmont Mining Corp. .........................     40,258          953,611
    Nextel Communications Corp., Class A .........     86,900        8,613,963*
    Niagara Mohawk Holdings, Inc. ................     45,000          675,000*



------------------------------------------------------------------------------
                                                         NOVEMBER 30, 1999
                                                     -------------------------
                                                       SHARES       VALUE+
                                                      -------   --------------

    Nicor, Inc. ..................................     11,300   $      391,969
    Nike, Inc. Class B ...........................     67,700        3,114,200
    Nordstrom, Inc. ..............................     33,700          937,281
    Norfolk Southern Corp. .......................     91,400        1,953,675
    Nortel Networks Corp. ........................    318,920       23,600,080*
    Northern States Power Co. MN .................     37,100          758,231
    Northern Trust Corp. .........................     26,700        2,584,059
    Northrop Grumman Corp. .......................     16,700          938,331
    Novell, Inc. .................................     80,500        1,572,266*
    Nucor Corp. ..................................     21,000        1,059,188
    Occidental Petroleum Corp. ...................     83,800        1,838,363
    Office Depot, Inc. ...........................     90,000        1,001,250*
    Omnicom Group, Inc. ..........................     42,600        3,754,125
    Oneok, Inc. ..................................      7,600          204,725
    Oracle Systems Corp. .........................    345,943       23,448,449*
    Owens Corning ................................     13,200          207,900
    Owens-Illinois, Inc. .........................     37,500          897,656*
    PE Corp. - PE Biosystems Group ...............     24,600        2,007,975
    PECO Energy Co. ..............................     44,900        1,478,894
    PG&E Corp. (Holding Co.) .....................     92,200        2,062,975
    PNC Bank Corp. ...............................     73,100        4,075,325
    PP&L Resources, Inc. .........................     37,900          874,069
    PPG Industries, Inc. .........................     41,700        2,442,056
    Paccar, Inc. .................................     18,720          770,445
    Pactiv Corp. .................................     40,900          419,225*
    Paine Webber Group, Inc. .....................     35,000        1,371,563
    Pall Corp. ...................................     29,800          698,438
    Parametric Technology Corp. ..................     64,800        1,466,100*
    Parker-Hannifin Corp. ........................     26,125        1,229,508
    Paychex, Inc. ................................     59,200        2,362,450
    Penney (J.C.) Co., Inc. ......................     63,400        1,414,613
    Peoples Energy Corp. .........................      8,500          312,375
    Peoplesoft, Inc. .............................     58,500        1,098,703*
    Pep Boys - Manny, Moe & Jack .................     12,700          123,031
    Pepsico, Inc. ................................    351,500       12,148,719
    PerkinElmer, Inc. ............................     11,000          452,375
    Pfizer, Inc. .................................    931,300       33,701,419
    Pharmacia & Upjohn, Inc. .....................    121,480        6,643,438
    Phelps Dodge Corp. ...........................     18,741          974,532*
    Philip Morris Companies, Inc. ................    574,100       15,106,006
    Philips Petroleum Co. ........................     60,800        2,907,000
    Pinnacle West Capital Corp. ..................     20,400          677,025*
    Pitney Bowes, Inc. ...........................     64,300        3,082,381
    Placer Dome, Inc. ............................     78,200          889,525
    Polaroid Corp. ...............................     10,600          204,050
    Potlatch Corp. ...............................      6,900          279,019
    Praxair, Inc. ................................     38,300        1,709,138
    Price (T. Rowe) Associates, Inc. .............     29,200        1,050,288*
    Proctor & Gamble Co. .........................    319,400       34,495,200
    Progressive Corp. ............................     17,500        1,409,844
    Providian Financial Corp. ....................     33,900        2,682,338
    Public Service Enterprise Group, Inc. ........     52,600        1,841,000
    Pulte Corp. ..................................     10,400          208,650
    QUALCOMM, Inc. ...............................     38,600       13,984,056*
    Quaker Oats Co. ..............................     32,200        2,101,050
    Quintiles Transnational Corp. ................     27,600          609,788*
    Ralston Purina Group .........................     77,600        2,303,750
    Raytheon Co., Class B ........................     81,200        2,491,825*
    Reebok International Ltd. ....................     13,500          121,500*
    Regions Financial Corp. ......................     53,900        1,480,566
    Reliant Energy, Inc. .........................     71,000        1,761,688
    Republic New York Corp. ......................     25,100        1,774,256
    Reynolds Metals Corp. ........................     15,300          957,206
    Rite Aid Corp. ...............................     62,100          469,631
    Rockwell International Corp. .................     45,900        2,277,788
    Rohm & Haas Co. ..............................     52,400        1,919,150

See accompanying notes to financial statements.

  SCHEDULE OF INVESTMENTS                         THE U.S. LARGE COMPANY SERIES

------------------------------------------------------------------------------
                                                         NOVEMBER 30, 1999
                                                     -------------------------
                                                       SHARES       VALUE+
                                                      -------   --------------

       Rowan Companies, Inc. .....................     20,000   $      342,500*
       Royal Dutch Petroleum Co. Den Haag
         (N.Y. Registry) .........................    515,200       29,881,600
       Russell Corp. .............................      8,100          105,806
       Ryder Systems, Inc. .......................     16,700          376,794
       SBC Communications, Inc. ..................    820,601       42,619,964
       SLM Holdings Corp. ........................     38,700        1,918,069
       Safeco Corp. ..............................     31,600          749,513
       Safeway, Inc. .............................    122,600        4,520,875*
       Saint Jude Medical, Inc. ..................     20,350          540,547*
       Saint Paul Companies, Inc. ................     54,442        1,643,468
       Sara Lee Corp. ............................    216,900        5,259,825
       Schering-Plough Corp. .....................    352,900       18,042,013
       Schlumberger Ltd. .........................    131,400        7,892,213
       Schwab (Charles) Corp. ....................    196,400        7,450,925
       Scientific-Atlanta, Inc. ..................     18,300        1,067,119
       ScottishPower P.L.C .......................     41,412        1,446,832*
       Seagate Technology, Inc. ..................     53,300        1,972,100*
       Seagram Co. Ltd. ..........................    103,800        4,521,788#
       Sealed Air Corp. ..........................     19,992          939,624*
       Sears, Roebuck & Co. ......................     91,500        3,128,156*
       Sempra Energy .............................     57,645        1,066,433
       Service Corp. International ...............     65,300          493,831
       Shared Medical Systems Corp. ..............      6,400          280,000
       Sherwin-Williams Co. ......................     40,600          870,363
       Sigma-Aldrich Corp ........................     24,200          691,969
       Silicon Graphics, Inc. ....................     45,300          427,519*
       Snap-On, Inc. .............................     15,700          474,925
       Solectron Corp. ...........................     64,900        5,346,138*
       Southern Co. ..............................    164,100        3,835,838
       SouthTrust Corp. ..........................     40,200        1,561,519
       Southwest Airlines Co. ....................    121,050        1,974,628
       Springs Industries, Inc., Class A .........      4,250          170,000
       Sprint Corp. ..............................    208,200       14,443,875
       Sprint Corp. (PCS Group) ..................    105,700        9,697,975*#
       Stanley Works .............................     21,400          666,075
       Staples, Inc. .............................    111,700        2,617,969
       State Street Corp. ........................     38,800        2,849,375
       Summitt Bancorp ...........................     42,600        1,389,825
       Sun Microsystems ..........................    185,880       24,576,821*
       Sunoco, Inc. ..............................     21,700          554,706*
       Suntrust Banks, Inc. ......................     77,100        5,387,363#
       Supervalu, Inc. ...........................     33,400          649,213*
       Synovus Financial Corp. ...................     65,250        1,305,000
       Sysco Corp. ...............................     79,400        3,022,163
       TJX Companies, Inc. .......................     76,300        1,998,106
       TRW, Inc. .................................     29,200        1,523,875
       Tandy Corp. ...............................     46,560        3,567,660
       Tektronix, Inc. ...........................     11,250          382,500
       Teledyne Technologies, Inc. ...............      6,529           57,533*
       Tellabs, Inc. .............................     94,200        6,111,225*
       Temple-Inland, Inc. .......................     13,500          772,875
       Tenet Healthcare Corp. ....................     74,500        1,662,281*
       Teradyne, Inc. ............................     41,000        1,786,063*
       Texaco, Inc. ..............................    132,600        8,080,313
       Texas Instruments, Inc. ...................    188,600       18,117,388
       Texas Utlities Co. ........................     66,300        2,374,369
       Textron, Inc. .............................     36,400        2,586,675
       Thermo-Electron Corp. .....................     37,900          568,500*
       Thomas & Betts Corp. ......................     13,600          557,600
       Time Warner, Inc. .........................    311,000       19,184,813
       Times Mirror Co., Class A .................     14,400          929,700
       Timken Co. ................................     14,900          284,963
       Torchmark Corp. ...........................     31,900        1,012,825
       Tosco Corp. ...............................     36,600          990,488*
       Toys R Us, Inc. ...........................     59,400        1,039,500*


------------------------------------------------------------------------------
                                                         NOVEMBER 30, 1999
                                                     -------------------------
                                                       SHARES       VALUE+
                                                      -------   --------------

       Tribune Co. ...............................     56,800   $    2,729,950
       Tricon Global Restaurants, Inc. ...........     36,860        1,529,690*
       Tupperware Corp. ..........................     13,800          245,813
       Tyco International Ltd. ...................    427,300       17,118,706
       U.S. Bancorp ..............................    175,900        6,013,581
       U.S. West, Inc. ...........................    121,000        7,509,563
       USAir Group, Inc. .........................     17,200          480,525*
       UST, Inc. .................................     41,900        1,115,588
       USX-Marathon Group, Inc. ..................     74,300        1,964,306
       USX-US Steel Group ........................     21,220          537,131
       Unicom Corp., Inc. ........................     52,200        1,667,138
       Unilever NV ...............................    137,400        7,479,713
       Union Carbide Corp. .......................     32,100        1,877,850
       Union Pacific Corp. .......................     59,500        2,800,219
       Union Pacific Resources Group, Inc. .......     60,576          791,274
       Union Planters Corp. ......................     34,300        1,462,038
       Unisys Corp. ..............................     73,500        2,113,125*
       United Healthcare Corp. ...................     41,600        2,160,600
       United Technologies Corp. .................    115,700        6,537,050
       Unocal Corp. ..............................     58,100        1,928,194
       Unum Provident Corp. ......................     57,500        1,872,344
       VF Corp. ..................................     28,500          851,438
       Viacom, Inc., Class B .....................    167,300        8,323,175*
       Vulcan Materials Co. ......................     24,100          970,025
       WR Grace & Co. ............................     17,100          232,988*
       Wachovia Corp. ............................     48,400        3,747,975
       Walgreen Co. ..............................    241,100        7,022,038
       Wal-Mart Stores, Inc. .....................  1,069,100       61,606,888
       Warner-Lambert Co. ........................    205,600       18,439,750
       Washington Mutual, Inc. ...................    139,300        4,039,700
       Waste Management, Inc. ....................    148,700        2,416,375
       Water Pik Technologies, Inc. ..............      2,285           16,852*
       Watson Pharmaceuticals, Inc. ..............     23,000          855,313*
       Wellpoint Health Networks, Inc ............     15,800          909,488*
       Wells Fargo Co. ...........................    396,100       18,418,650
       Wendy's International, Inc. ...............     29,200          644,225
       Westvaco Corp. ............................     24,050          726,009
       Weyerhaeuser Co. ..........................     56,500        3,460,625
       Whirlpool Corp. ...........................     18,100        1,104,100
       Williamette Industries, Inc. ..............     26,900        1,112,988
       Williams Companies, Inc. ..................    104,197        3,516,649
       Winn-Dixie Stores, Inc. ...................     35,800          937,513
       Worthington Industries, Inc. ..............     22,000          350,625
       Wrigley (Wm.) Jr. Co. .....................     27,900        2,320,931
       Xerox Corp. ...............................    159,200        4,308,350
       Xilinx, Inc. ..............................     38,000        3,399,812*
                                                                --------------
    TOTAL COMMON STOCKS
       (Cost $1,860,228,023) .....................              $2,771,740,526
                                                                --------------

                                                  FACE AMOUNT       VALUE+
                                                  -----------   --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   Repurchase Agreement, PNC Capital
   Markets Inc. 5.30%, 12/01/99 (Collateralized
   by U.S. Treasury 6.125%, 07/31/00,
   valued at $6,738,275) to be repurchased
   at $6,636,977.
     (Cost $6,636,000)                                 $6,636   $    6,636,000
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,866,864,023)++                                      $2,778,376,526
                                                                ==============
--------------------
+  See Note B to Financial Statements.
*  Non-Income Producing Securities.
#  Total or Partial Securities on Loan.
++ The cost for federal income tax purposes is $1,880,188,558.

See accompanying notes to financial statements.

  STATEMENT OF ASSETS AND LIABILITIES           THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE COMPANY SERIES                         (AMOUNTS IN THOUSANDS)

                                                             MARCH 31, 2000
                                                           -----------------
                                                             (UNAUDITED)
ASSETS:
   Investments at Value (Cost $2,175,076) ..................  $3,330,940
   Collateral for Securities Loaned ........................      31,158
   Receivable for Dividends and Interest ...................       3,095
   Receivable for Securities Lending .......................          26
   Receivable for Investment Securities Sold ...............       1,035
   Prepaid Expenses and Other Assets .......................          63
                                                              ----------
        Total Assets .......................................   3,366,317
                                                              ----------

LIABILITIES:
   Payable for Investment Securities Purchased .............      18,579
   Payable for Securities Loaned ...........................      31,158
   Accrued Expenses ........................................         215
                                                              ----------
        Total Liabilities ..................................      49,952
                                                              ----------

NET ASSETS .................................................  $3,316,365
                                                              ==========

See accompanying notes to financial statements.

  STATEMENT OF ASSETS AND LIABILITIES           THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE COMPANY SERIES                           (AMOUNTS IN THOUSANDS)

                                                           NOVEMBER 30, 1999
                                                           -----------------
ASSETS:
   Investment at Value (Cost $1,866,864) ...................  $2,778,377
   Collateral for Securities Loaned ........................      41,857
   Receivable for Dividends and Interest ...................       3,602
   Receivable for Fund Shares Sold .........................         370
                                                              ----------
        Total Assets .......................................   2,824,206
                                                              ----------

LIABILITIES:
   Payable for Securities Loaned ...........................      41,857
   Payable for Investment Securities Purchased .............       7,089
   Accrued Expenses ........................................         198
                                                              ----------
        Total Liabilities ..................................      49,144
                                                              ----------

NET ASSETS .................................................  $2,775,062
                                                              ==========


See accompanying notes to financial statements.

  STATEMENTS OF OPERATIONS                      THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE COMPANY SERIES                           (AMOUNTS IN THOUSANDS)

                                                                YEAR
                                                                ENDED
                                                              NOV. 30,
                                                                1999
                                                              --------

INVESTMENT INCOME
   Dividends ...............................................  $ 29,073
   Interest ................................................       443
   Income From Securities Lending ..........................       115
                                                              --------
     Total Investment Income ...............................    29,631
                                                              --------
EXPENSES
   Investment Advisory Services ............................       558
   Accounting & Transfer Agent Fees ........................       335
   Custodian's Fee .........................................       206
   Legal Fees ..............................................        35
   Audit Fees ..............................................        30
   Shareholders' Reports ...................................        41
   Trustees' Fees and Expenses .............................         7
   Other ...................................................        89
                                                              --------
     Total Expenses ........................................     1,301
                                                              --------
     NET INVESTMENT INCOME .................................    28,330
                                                              --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net Realized Gain on Investment Securities .................     8,219

Change in Unrealized Appreciation of Investment Securities .   351,120
                                                              --------
   NET GAIN ON INVESTMENT SECURITIES .......................   359,339
                                                              --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......  $387,669
                                                              ========

See accompanying notes to financial statements.

  STATEMENTS OF CHANGES IN NET ASSETS           THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE COMPANY SERIES                           (AMOUNTS IN THOUSANDS)

                                                                      YEAR             YEAR
                                                                      ENDED            ENDED
                                                                    NOV. 30,         NOV. 30,
                                                                      1999             1998
                                                                   ----------       -----------

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income ....................................      $   28,330       $   17,285
   Net Realized Gain on Investment Securities ...............           8,219            1,283
   Change in Unrealized Appreciation of Investment Securities         351,120          265,133
                                                                   ----------       ----------
     Net Increase in Net Assets Resulting from Operations ...         387,669          283,701
                                                                   ----------       ----------
Transactions in Interest:
   Contributions ............................................       1,037,766          604,903
   Withdrawals ..............................................        (207,547)        (153,923)
                                                                   ----------       ----------
     Net Increase from Transactions in Interest .............         830,219          450,980
                                                                   ----------       ----------
     Total Increase .........................................       1,217,888          734,681
                                                                   ----------       ----------
NET ASSETS
   Beginning of Period ......................................       1,557,174          822,493
                                                                   ----------       ----------
   End of Period ............................................      $2,775,062       $1,557,174
                                                                   ==========       ==========

See accompanying notes to financial statements.

  (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

  FINANCIAL HIGHLIGHTS                          THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE COMPANY SERIES                           (AMOUNTS IN THOUSANDS)

                                                   YEAR            YEAR            YEAR           YEAR           YEAR
                                                   ENDED           ENDED           ENDED          ENDED          ENDED
                                                 NOV. 30,        NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,
                                                   1999            1998            1997           1996           1995
                                                ---------       ----------      ---------      ---------       --------
Net Asset Value, Beginning of
   Period (1) ...........................             N/A              N/A            N/A       $  13.48        $ 10.11
                                               ----------       ----------       --------       --------        -------
INCOME FROM INVESTMENT OPERATIONS (1)
   Net Investment Income ................              --               --             --           0.15           0.30
   Net Gains (Losses) on Securities
     (Realized and Unrealized) ..........              --               --             --           1.41           3.36
                                               ----------       ----------       --------       --------        -------
   Total from Investment Operations .....              --               --             --           1.56           3.66
                                               ----------       ----------       --------       --------        -------
LESS DISTRIBUTIONS (1)
   Net Investment Income ................              --               --             --          (0.16)         (0.29)
   Net Realized Gains ...................              --               --             --          (0.08)            --
                                               ----------       ----------       --------       --------        -------
        Total Distributions .............              --               --             --          (0.24)         (0.29)
                                               ----------       ----------       --------       --------        -------
Net Asset Value, End of Period (1) ......             N/A              N/A            N/A       $  14.80        $ 13.48
                                               ==========       ==========       ========       ========        =======
Total Return (1) ........................             N/A              N/A            N/A          11.60%#        36.77%
                                               ==========       ==========       ========       ========        =======
Net Assets, End of Period (thousands) ...      $2,775,062       $1,557,174       $822,493       $466,441        $97,118
Ratio of Expenses to Average Net Assets .            0.06%            0.06%          0.07%          0.12%          0.02%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption
   of Expenses) .........................            0.06%            0.06%          0.07%          0.12%          0.18%
Ratio of Net Investment Income to Average
   Net Assets ...........................            1.27%            1.47%          1.75%          2.12%          2.61%
Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
   Assumption of Expenses) ..............            1.27%            1.47%          1.75%          2.12%          2.45%
Portfolio Turnover Rate .................            4.27%            9.31%          4.28%         14.09%          2.38%

----------------
#   Non-Annualized
(1) Items are calculated for the period December 1, 1995 through May 31, 1996. Effective June 1, 1996, the Series was reorganized as a partnership, and these items are no longer applicable.
Note: Portfolio Turnover Rate for the four months ended March 31, 2000 is 4.82%
   (Unaudited).

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) THE DFA INVESTMENT TRUST COMPANY

A.   ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 1999, The Trust currently offers twenty-one portfolios, of which The U.S. Large Company Series (the "Series") is presented in this report.

     On June 1, 1996, the Series was reorganized from an entity taxed as a corporation to an entity taxed as a partnership for income tax purposes. This reorganization was accomplished by an amendment to the organization document of the Series which for income tax purposes was treated as a liquidation of the Series, immediate distribution of its assets to its sole shareholder at May 31, 1996, which was The U.S. Large Company Portfolio (the "Portfolio") and subsequent contribution of those assets from the Portfolio, along with a nominal contribution from the Advisor to this Series to create the partnership. On June 2, 1996, an unrelated investment company contributed assets valued at $225,957,696 to the Series in exchange for a 63.4% interest in the Series. The total net assets of the Series increased to $356,632,854 immediately following this transaction. These transactions are expected to be tax-free events to all parties involved based on rulings obtained from the Internal Revenue Service. For financial reporting purposes, the Series continues to exist and as such, will maintain all of its previous operating history throughout the financial statements.

B.   SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

     2. FEDERAL INCOME TAXES: Prior to June 1, 1996, the Series qualified as a regulated investment company and distributed all of its taxable income. Accordingly, no provision for federal taxes was required in the financial statements prior to that time. Effective June 1, 1996, the Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to its Feeder Funds.

     3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Series custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 30, 1999.

     4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Expenses directly attributable to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

C.   INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1999, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.025 of 1%.

     Certain   officers  of  the  Series  are  also   officers,   directors  and
shareholders of the Advisor.

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)     THE DFA INVESTMENT TRUST COMPANY

D.   PURCHASES AND SALES OF SECURITIES:

     The Series made the following purchases and sales of investment securities, other than short-term and government securities (amounts in thousands):

                                                                    YEAR ENDED
                                                                   NOV. 30, 1999
                                                                   -------------
     Purchases ....................................................   $948,623
     Sales ........................................................     94,589

E.   INVESTMENT TRANSACTIONS:

     The gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

                                                                    YEAR ENDED
                                                                   NOV. 30, 1999
                                                                   -------------
     Gross Unrealized Appreciation ...............................    $967,285
     Gross Unrealized Depreciation ...............................     (69,097)
                                                                      ----------
     Net .........................................................    $898,188
                                                                      ========
F.   LINE OF CREDIT:

     The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. Borrowings under the line of credit during the year ended November 30, 1999, was as follows :

                                                                                               MAXIMUM
                                                                                               AMOUNT
                                         WEIGHTED      WEIGHTED      NUMBER OF     INTEREST    BORROWED
                                          AVERAGE       AVERAGE        DAYS        EXPENSE     DURING
                                       INTEREST RATE  LOAN BALANCE  OUTSTANDING    INCURRED   THE PERIOD
                                       -------------  ------------  -----------   ---------   -----------
     Year Ended November 30, 1999 .....     5.44%      $3,228,313       12          $7,810    $12,530,000

     There were no outstanding borrowings under the line of credit at November 30, 1999.

G.   SECURITIES LENDING

     Security loans are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 1999 was reinvested into overnight repurchase agreements with JP Morgan. The market value of securities on loan to brokers from the Series, the related collateral cash received and the value of the collateral on overnight repurchase agreements was as follows:

                                                                  NOV. 30, 1999
                                                                  --------------
     Value of Securities on Loan ................................. $40,344,278
     Value of Collateral and Indemnification .....................  41,857,494
     Value of Collateral on Overnight Repurchase Agreements ......  42,740,894

REPORT OF INDEPENDENT ACCOUNTANTS               THE DFA INVESTMENT TRUST COMPANY

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Company Series (constituting a portfolio within The DFA Investment Trust Company, hereafter referred to as the "Fund") at November 30, 1999, and the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodians and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 14, 2000

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BlackRock Funds

Investment Adviser                    Co-Administrator and Transfer Agent
   BlackRock Advisors, Inc.              PFPC Inc.
   New York, New York 10154              Wilmington, Delaware 19809

Sub-Adviser -- Large Cap Value        Distributor
Equity Portfolio, Large Cap              BlackRock Distributors, Inc.
Growth Equity Portfolio,                 King of Prussia, Pennsylvania 19406
Mid-Cap Value Equity
Portfolio, Mid-Cap Growth             Co-Administrator
Equity Portfolio, Small Cap              BlackRock Advisors, Inc.
Value Equity Portfolio, Small            New York, New York 10154
Cap Growth Equity Portfolio,
Micro-Cap Equity Portfolio,           Counsel
Select Equity Portfolio and              Simpson, Thacher &Bartlett
Balanced Portfolio                       New York, New York 10017
   BlackRock Financial                   (A partnership which includes
    Management, Inc.                        professional corporations)
   New York, New York 10154
                                      Independent Accountants
Sub-Adviser -- International Equity      PricewaterhouseCoopers LLP
Portfolio, International Small           Philadelphia, Pennsylvania 19103
Cap Equity Portfolio and
International Emerging Markets
Portfolio
   BlackRock International Limited
   Edinburgh, Scotland EH2 3AH

Custodian
   PFPC Trust Co.
   Philadelphia, Pennsylvania 19103




To reduce expenses, the Fund will mail only one copy of annual and semi-annual reports and most prospectuses to your household, even if more than one person in the household has a Fund account. Please call (800) 441-7762 if you would like to receive additional reports or prospectuses.

                                 BlackRock Funds

                                  FUND SPECTRUM

BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $25 BILLION IN 36 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME,
INTERNATIONAL, AND TAX-FREE INVESTING WHO ADHERE TO A PURE INVESTMENT STYLE.(REGISTRATION MARK)

STOCK PORTFOLIOS
----------------
       LARGE CAP VALUE EQUITY              MICRO-CAP EQUITY
       LARGE CAP GROWTH EQUITY             INTERNATIONAL EQUITY
       MID-CAP VALUE EQUITY                INTERNATIONAL SMALL CAP EQUITY
       MID-CAP GROWTH EQUITY               INTERNATIONAL EMERGING MARKETS
       SMALL CAP VALUE EQUITY              SELECT EQUITY
       SMALL CAP GROWTH EQUITY             INDEX EQUITY

STOCK & BOND PORTFOLIOS
-----------------------
       BALANCED

BOND PORTFOLIOS
---------------
       LOW DURATION BOND                   GNMA
       INTERMEDIATE GOVERNMENT BOND        MANAGED INCOME
       INTERMEDIATE BOND                   INTERNATIONAL BOND
       CORE BOND                           HIGHYIELD BOND
       GOVERNMENT INCOME

TAX-FREE BOND PORTFOLIOS
------------------------
       TAX-FREE INCOME                     OHIO TAX-FREE INCOME
       PENNSYLVANIA TAX-FREE INCOME        DELAWARE TAX-FREE INCOME
       NEW JERSEY TAX-FREE INCOME          KENTUCKY TAX-FREE INCOME

MONEY MARKET PORTFOLIOS
-----------------------
       MONEY MARKET                        NORTH CAROLINA MUNICIPAL MONEY MARKET
       U.S. TREASURY MONEY MARKET          OHIO MUNICIPAL MONEY MARKET
       MUNICIPAL MONEY MARKET              PENNSYLVANIA MUNICIPAL MONEY MARKET
       NEW JERSEY MUNICIPAL MONEY MARKET   VIRGINIA MUNICIPAL MONEY MARKET




                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
CALL US AT 1-800-441-7762, 24 HOURS A DAY, 7 DAYS A WEEK TO GET INFORMATION ABOUT YOUR ACCOUNT BALANCES, RECENT TRANSACTIONS AND SHARE PRICES. NOTE:
INSTITUTIONAL AND SERVICE SHARE CLASS INVESTORS SHOULD CALL 1-800-441-7764. YOU CAN ALSO REACH US ON THE INTERNET THROUGH THE WORLD WIDE WEB BY ACCESSING HTTP://WWW.BLACKROCK.COM.

EXCHANGE PRIVILEGES
SHOULD YOUR INVESTMENT GOALS CHANGE, SHAREHOLDERS IN OUR INVESTOR CLASS SHARES MAY EXCHANGE ALL OR PART OF THEIR INVESTMENTS INTO THE SAME SHARE CLASS OF ANY OTHER PORTFOLIO OF BLACKROCK FUNDS. (1)

AUTOMATIC INVESTMENT PLANS
INVESTOR CLASS SHAREHOLDERS WHO WANT TO INVEST REGULARLY CAN ARRANGE TO HAVE $50 OR MORE AUTOMATICALLY DEDUCTED FROM THEIR CHECKING OR SAVINGS ACCOUNT AND INVESTED IN ANY OF THE BLACKROCK PORTFOLIOS.

SYSTEMATIC WITHDRAWAL PLANS
INVESTOR CLASS SHAREHOLDERS CAN ESTABLISH A SYSTEMATIC WITHDRAWAL PLAN AND RECEIVE PERIODIC PAYMENTS OF $100 OR MORE FROM THEIR BLACKROCK PORTFOLIOS, AS LONG AS THEIR ACCOUNT IS AT LEAST $1,000.

RETIREMENT PLANS
SHAREHOLDERS MAY MAKE INVESTMENTS IN CONJUNCTION WITH INDIVIDUAL IRAACCOUNTS OR ROLLOVER IRAS.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
IF YOU WOULD LIKE ADDITIONAL REPORTS OR HAVE QUESTIONS REGARDING ANY OF THE 36 BLACKROCK FUNDS, PLEASE CALL 1-800-FUTURE4 (1-800-388-8734)

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

[GRAPHIC OMITTED]
BLACKROCK
    FUNDS
P.O. Box 8907
Wilmington, DE 19899














Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

                                                                   SR 3/31/00 EP